UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Class Z: IDPZX

March 31, 2026

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Portfolio Information

AB Core Bond Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Core Bond Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IDPZX-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$4,467,945,686
# of Portfolio Holdings	712
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (Net)	$4,278,917

Graphical Representation of Holdings

Portfolio Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	29.1%
Corporates - Investment Grade	26.6%
Mortgage Pass-Throughs	19.6%
Collateralized Mortgage Obligations	6.0%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities	1.3%
Corporates - Non-Investment Grade	0.9%
Agencies	0.8%
Others	2.2%
Short-Term Investments	18.1%
Other assets less liabilities	-9.5%
Total	100.0%

Class Z: IDPZX

1

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the reporting period.

At meetings held on May 6-8, 2025, the Board of Directors of the Portfolio approved the following:

(i) a contractual waiver of a portion of the advisory fee paid by the Portfolio; (ii) contractual limits on Portfolio operating expenses; (iii) a name change from Intermediate Duration Portfolio to AB Core Bond Portfolio;and (iv) the adoption of non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in fixed-income securities. For more information on these policies, please see the Portfolio's statutory prospectus dated January 31, 2026.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/IDPZX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IDP-Z-0154-0326

Class Z: IDPZX

2

Core Bond Class: SNIDX

March 31, 2026

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Portfolio Information

AB Core Bond Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Core Bond Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNIDX-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Class	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$4,467,945,686
# of Portfolio Holdings	712
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (Net)	$4,278,917

Graphical Representation of Holdings

Portfolio Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	29.1%
Corporates - Investment Grade	26.6%
Mortgage Pass-Throughs	19.6%
Collateralized Mortgage Obligations	6.0%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities	1.3%
Corporates - Non-Investment Grade	0.9%
Agencies	0.8%
Others	2.2%
Short-Term Investments	18.1%
Other assets less liabilities	-9.5%
Total	100.0%

Core Bond Class: SNIDX

1

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the reporting period.

At meetings held on May 6-8, 2025, the Board of Directors of the Portfolio approved the following:

(i) a contractual waiver of a portion of the advisory fee paid by the Portfolio; (ii) contractual limits on Portfolio operating expenses; (iii) a name change from Intermediate Duration Portfolio to AB Core Bond Portfolio;and (iv) the adoption of non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in fixed-income securities. For more information on these policies, please see the Portfolio's statutory prospectus dated January 31, 2026.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SNIDX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBI-1947-IDP-0154-0326

Core Bond Class: SNIDX

2

Advisor Class: AIDYX

March 31, 2026

Diversified Municipal Portfolio

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Portfolio Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIDYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$5,291,469,789
# of Portfolio Holdings	1,113
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$9,514,965

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	8.5%
AA	43.2%
A	25.2%
BBB	9.5%
BB	2.8%
B	0.2%
A-1+	6.6%
Not Rated	4.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Advisor Class: AIDYX

1

State Breakdown (% of Net Assets)

Table Summary
California	10.3%
New York	10.1%
Texas	6.7%
Florida	5.9%
New Jersey	5.0%
Pennsylvania	4.7%
Illinois	4.0%
Alabama	3.8%
South Carolina	3.7%
Colorado	3.6%
Georgia	3.4%
Washington	2.7%
Wisconsin	2.6%
Other	32.7%
Other assets less liabilities	0.8%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/AIDYX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IDM-ADV-0154-0326

Advisor Class: AIDYX

2

Class A: AIDAX

March 31, 2026

Diversified Municipal Portfolio

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Portfolio Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIDAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$5,291,469,789
# of Portfolio Holdings	1,113
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$9,514,965

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	8.5%
AA	43.2%
A	25.2%
BBB	9.5%
BB	2.8%
B	0.2%
A-1+	6.6%
Not Rated	4.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class A: AIDAX

1

State Breakdown (% of Net Assets)

Table Summary
California	10.3%
New York	10.1%
Texas	6.7%
Florida	5.9%
New Jersey	5.0%
Pennsylvania	4.7%
Illinois	4.0%
Alabama	3.8%
South Carolina	3.7%
Colorado	3.6%
Georgia	3.4%
Washington	2.7%
Wisconsin	2.6%
Other	32.7%
Other assets less liabilities	0.8%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/AIDAX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IDM-A-0154-0326

Class A: AIDAX

2

Class C: AIMCX

March 31, 2026

Diversified Municipal Portfolio

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Portfolio Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIMCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$5,291,469,789
# of Portfolio Holdings	1,113
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$9,514,965

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	8.5%
AA	43.2%
A	25.2%
BBB	9.5%
BB	2.8%
B	0.2%
A-1+	6.6%
Not Rated	4.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class C: AIMCX

1

State Breakdown (% of Net Assets)

Table Summary
California	10.3%
New York	10.1%
Texas	6.7%
Florida	5.9%
New Jersey	5.0%
Pennsylvania	4.7%
Illinois	4.0%
Alabama	3.8%
South Carolina	3.7%
Colorado	3.6%
Georgia	3.4%
Washington	2.7%
Wisconsin	2.6%
Other	32.7%
Other assets less liabilities	0.8%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/AIMCX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IDM-C-0154-0326

Class C: AIMCX

2

Class Z: AIDZX

March 31, 2026

Diversified Municipal Portfolio

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Portfolio Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIDZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$5,291,469,789
# of Portfolio Holdings	1,113
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$9,514,965

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	8.5%
AA	43.2%
A	25.2%
BBB	9.5%
BB	2.8%
B	0.2%
A-1+	6.6%
Not Rated	4.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class Z: AIDZX

1

State Breakdown (% of Net Assets)

Table Summary
California	10.3%
New York	10.1%
Texas	6.7%
Florida	5.9%
New Jersey	5.0%
Pennsylvania	4.7%
Illinois	4.0%
Alabama	3.8%
South Carolina	3.7%
Colorado	3.6%
Georgia	3.4%
Washington	2.7%
Wisconsin	2.6%
Other	32.7%
Other assets less liabilities	0.8%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/AIDZX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IDM-Z-0154-0326

Class Z: AIDZX

2

Municipal Class: SNDPX

March 31, 2026

Diversified Municipal Portfolio

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Portfolio Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNDPX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$5,291,469,789
# of Portfolio Holdings	1,113
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$9,514,965

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	8.5%
AA	43.2%
A	25.2%
BBB	9.5%
BB	2.8%
B	0.2%
A-1+	6.6%
Not Rated	4.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Municipal Class: SNDPX

1

State Breakdown (% of Net Assets)

Table Summary
California	10.3%
New York	10.1%
Texas	6.7%
Florida	5.9%
New Jersey	5.0%
Pennsylvania	4.7%
Illinois	4.0%
Alabama	3.8%
South Carolina	3.7%
Colorado	3.6%
Georgia	3.4%
Washington	2.7%
Wisconsin	2.6%
Other	32.7%
Other assets less liabilities	0.8%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SNDPX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBI-1947-DM-0154-0326

Municipal Class: SNDPX

2

Class 1: SAOOX

March 31, 2026

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Portfolio Information

Overlay A Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SAOOX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$396,939,143
# of Portfolio Holdings	705
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$698,224

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Table Summary
Global Equity	x
US	55.4%
Developed International	12.6%
Emerging Markets	7.1%
Real Assets	6.7%
Global Bond	x
US	19.3%
Developed International	0.7%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 1: SAOOX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SAOOX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBII-OA-1-0154-0326

Class 1: SAOOX

2

Class 2: SAOTX

March 31, 2026

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Portfolio Information

Overlay A Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SAOTX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$396,939,143
# of Portfolio Holdings	705
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$698,224

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Table Summary
Global Equity	x
US	55.4%
Developed International	12.6%
Emerging Markets	7.1%
Real Assets	6.7%
Global Bond	x
US	19.3%
Developed International	0.7%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 2: SAOTX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SAOTX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBII-OA-2-0154-0326

Class 2: SAOTX

2

Class 1: SBOOX

March 31, 2026

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Portfolio Information

Overlay B Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBOOX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$39	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$288,696,290
# of Portfolio Holdings	1,107
Portfolio Turnover Rate	75%
Total Advisory Fees Paid (Net)	$678,089

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Table Summary
Global Equity	x
US	20.2%
Developed International	4.5%
Emerging Markets	2.6%
Global Credit	x
Investment Grade	9.3%
Real Assets	3.4%
Global Bond	x
US	38.6%
Developed International	10.5%
Linkers	21.1%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 1: SBOOX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SBOOX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBII-OB-1-0154-0326

Class 1: SBOOX

2

Class 2: SBOTX

March 31, 2026

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Portfolio Information

Overlay B Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBOTX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$288,696,290
# of Portfolio Holdings	1,107
Portfolio Turnover Rate	75%
Total Advisory Fees Paid (Net)	$678,089

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Table Summary
Global Equity	x
US	20.2%
Developed International	4.5%
Emerging Markets	2.6%
Global Credit	x
Investment Grade	9.3%
Real Assets	3.4%
Global Bond	x
US	38.6%
Developed International	10.5%
Linkers	21.1%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 2: SBOTX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SBOTX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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2

Class 1: SATOX

March 31, 2026

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Portfolio Information

Tax-Aware Overlay A Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Tax-Aware Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SATOX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$780,170,898
# of Portfolio Holdings	710
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,527,332

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Table Summary
Global Equity	x
US	53.3%
Developed International	12.0%
Emerging Markets	6.9%
Real Assets	7.7%
Global Bond	x
US	19.7%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 1: SATOX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SATOX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBII-TAOA-1-0154-0326

Class 1: SATOX

2

Class 2: SATTX

March 31, 2026

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Portfolio Information

Tax-Aware Overlay A Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Tax-Aware Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SATTX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$780,170,898
# of Portfolio Holdings	710
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,527,332

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Table Summary
Global Equity	x
US	53.3%
Developed International	12.0%
Emerging Markets	6.9%
Real Assets	7.7%
Global Bond	x
US	19.7%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 2: SATTX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SATTX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBII-TAOA-2-0154-0326

Class 2: SATTX

2

Class 1: SBTOX

March 31, 2026

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Portfolio Information

Tax-Aware Overlay B Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Tax-Aware Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBTOX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$441,760,009
# of Portfolio Holdings	736
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net)	$1,289,607

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Table Summary
Global Equity	x
US	21.8%
Developed International	5.0%
Emerging Markets	2.8%
Real Assets	-%
Global Bond	x
US	71.7%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 1: SBTOX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SBTOX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBII-TAOB-1-0154-0326

Class 1: SBTOX

2

Class 2: SBTTX

March 31, 2026

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Portfolio Information

Tax-Aware Overlay B Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Tax-Aware Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBTTX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$441,760,009
# of Portfolio Holdings	736
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net)	$1,289,607

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Table Summary
Global Equity	x
US	21.8%
Developed International	5.0%
Emerging Markets	2.8%
Real Assets	-%
Global Bond	x
US	71.7%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 2: SBTTX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SBTTX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBII-TAOB-2-0154-0326

Class 2: SBTTX

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SANFORD C. BERNSTEIN FUND, INC.

Diversified Municipal Portfolio

AB Core Bond Portfolio

SEMI-ANNUAL FINANCIAL STATEMENTS

AND ADDITIONAL INFORMATION

MARCH 31, 2026

Before investing in any portfolio of the Sanford C. Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolio’s prospectus, an additional copy of which may be obtained by visiting our website at www.Bernstein.com and clicking on “Investments”, found in the footer, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. For Class A, Class C, Advisor Class and Class Z Shares (collectively “Retail Classes”), visit www.abfunds.com or call AB at 800.227.4618. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please visit our website at www.Bernstein.com and click on “Investments”, found in the footer, then “Mutual Fund Information—Mutual Fund Performance at a Glance”. For Retail Classes, visit www.abfunds.com

Sanford C. Bernstein Fund, Inc. (the “Fund”) operates as a series company currently comprised of 6 portfolios (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”). This report relates only to the Diversified Municipal Portfolio and the AB Core Bond Portfolio (together the “SCB Portfolios”). The financial statements of the Overlay Portfolios are presented in a separate report.

This shareholder report must be preceded or accompanied by the Sanford C. Bernstein Fund, Inc. prospectus for individuals who are not shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit www.AllianceBernstein.com, or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The Report of Independent Registered Public Accounting Firm can be found with the applicable Portfolio’s Schedules of Investments. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

Investment Products Offered: • Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Diversified Municipal Portfolio

March 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS–98.4%

Long-Term Municipal Bonds–89.7%
Alabama–3.8%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2044	$4,000	$4,304,158
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	12,000	12,703,100
Series 2025-E 5.00%, 12/01/2055	4,415	4,669,336
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026-B 5.00%, 12/01/2034	3,520	3,755,945
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(a)	3,500	3,700,843
Black Belt Energy Gas District (Forethought Life Insurance) Series 2025-B 5.00%, 10/01/2035	1,000	1,000,890
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-D 4.296% (SOFR + 1.85%), 06/01/2049(b)	5,000	5,082,396
5.50%, 06/01/2049	11,435	12,023,043
Series 2024-B 5.00%, 10/01/2055	3,615	3,813,688
Series 2025-G 5.00%, 10/01/2035	12,920	13,457,406
Series 2026-E 5.00%, 07/01/2033	2,825	2,952,947
Black Belt Energy Gas District (Morgan Stanley)
Series 2022-C 5.25%, 02/01/2053	2,830	2,968,873
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	3,100	3,287,942
Series 2026-F 5.00%, 12/01/2035	4,985	5,280,037
County of Jefferson AL (County of Jefferson AL Sales & Use Tax Revenue) Series 2017 5.00%, 09/15/2027	4,965	5,066,939
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035	$1,670	$1,737,360
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-B 4.646% (SOFR + 2.20%), 04/01/2054(b)	10,000	10,240,665
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	10,000	10,595,919
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	4,920	4,947,820
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	8,685	9,374,605
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	3,140	3,207,181
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	7,850	8,329,385
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	44,385	44,603,152
Southeast Energy Authority A Cooperative District (New York Life Insurance)
Series 2025 5.00%, 09/01/2035	2,320	2,496,890
Southeast Energy Authority A Cooperative District (Royal Bank of Canada)
Series 2023-B 5.00%, 01/01/2054	7,000	7,345,905
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group)
Series 2023-A 5.25%, 01/01/2054	13,025	13,660,908

		200,607,333

2026 Semi-Annual Report	1

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
American Samoa–0.0%
American Samoa Economic Development Authority (American Samoa Economic Development Authority)
Series 2025-A 5.00%, 09/01/2033(a)	$1,000	$1,038,151
American Samoa Economic Development Authority (Territory of American Samoa)
Series 2018 6.50%, 09/01/2028(a)	1,225	1,269,613

		2,307,764

Arizona–2.2%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group)
Series 2020 5.00%, 11/01/2034	1,000	1,061,800
Series 2026 5.00%, 11/01/2031	1,000	1,084,868
Arizona Industrial Development Authority (Legacy Cares, Inc.)
Series 2020 6.50%, 07/01/2026(c)(d)(e)	2,000	47,000
Arizona Sports & Tourism Authority (Arizona Sports & Tourism Authority)
BAM Series 2022 5.00%, 07/01/2027	5,370	5,528,719
Chandler Industrial Development Authority (Intel Corp.)
Series 2022 5.00%, 09/01/2052	19,030	19,332,954
Series 2024 4.00%, 06/01/2049	18,155	18,385,961
City of Glendale AZ (City of Glendale AZ COP)
Series 2021 2.062%, 07/01/2029	2,900	2,718,159
2.542%, 07/01/2033	5,000	4,365,602
2.642%, 07/01/2034	10,000	8,594,561
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue)
Series 2020 5.00%, 07/01/2030	600	656,330
5.00%, 07/01/2031	850	927,864
5.00%, 07/01/2032	825	898,234
Series 2020-A 5.00%, 07/01/2030	500	546,941
5.00%, 07/01/2031	650	709,543
5.00%, 07/01/2032	400	435,508
5.00%, 07/01/2033	490	531,507
Series 2021-A 5.00%, 07/01/2039	1,720	1,840,224
City of Tempe AZ (City of Tempe AZ COP)
Series 2021 2.071%, 07/01/2032	$5,000	$4,350,956
2.171%, 07/01/2033	5,000	4,266,385
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue)
Series 2022 5.00%, 07/15/2037	1,805	1,971,752
5.00%, 07/15/2038	5,500	5,979,171
Industrial Development Authority of the City of Phoenix Arizona (The) (Brooks West Rehabilitation Services I)
Series 2024 5.00%, 10/31/2044	13,000	13,556,042
Maricopa County Industrial Development Authority (HonorHealth Obligated Group)
Series 2024-D 5.00%, 12/01/2039	1,000	1,076,049
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District)
Series 2016-A 5.00%, 01/01/2030	3,000	3,051,161
Sierra Vista Industrial Development Authority (American Leadership Academy)
Series 2024 5.00%, 06/15/2034(a)	1,250	1,262,819
State of Arizona Lottery Revenue (Prerefunded–US Treasuries)
Series 2019 5.00%, 07/01/2027	5,500	5,660,980
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group)
AG Series 2024 5.25%, 08/01/2042	2,125	2,313,813
5.25%, 08/01/2043	2,750	2,973,428

		114,128,331

Arkansas–0.1%
Arkansas Development Finance Authority (Hybar LLC)
Series 2024 7.375%, 07/01/2048(a)	1,900	2,055,562
Arkansas Development Finance Authority (Weyerhaeuser Co.)
Series 2025-C 3.875%, 10/15/2065	1,500	1,492,472

2	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
City of Fayetteville AR Sales & Use Tax Revenue (City of Fayetteville AR Sales & Use Tax Revenue)
Series 2022 2.875%, 11/01/2032	$2,005	$1,990,568

		5,538,602

California–9.6%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign)
Series 2024-B 5.00%, 07/01/2032	1,700	1,858,569
5.00%, 07/01/2034	2,300	2,542,082
5.00%, 07/01/2037	2,100	2,284,109
5.00%, 07/01/2038	2,700	2,918,366
California Community Choice Financing Authority (American General Life Insurance)
Series 2024C 5.00%, 08/01/2055	2,500	2,594,145
Series 2025C 5.00%, 12/01/2055	2,260	2,356,222
California Community Choice Financing Authority (Athene Annuity & Life Co.)
Series 2024G 5.00%, 11/01/2055	1,175	1,198,613
Series 2025-A 5.00%, 01/01/2056	1,500	1,519,424
California Community Choice Financing Authority (Bank of Nova Scotia (The))
Series 2025E 5.00%, 10/01/2056	9,035	9,680,403
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce)
Series 2025F 5.00%, 11/01/2033	2,955	3,161,275
Series 2026 5.00%, 02/01/2031	3,000	3,178,226
California Community Choice Financing Authority (Deutsche Bank AG)
Series 2023 5.25%, 01/01/2054	10,000	10,578,058
California Community Choice Financing Authority (Goldman Sachs Group)
Series 2023 5.25%, 11/01/2054	11,115	11,727,568
California Community Choice Financing Authority (Morgan Stanley)
Series 2023 4.075% (SOFR + 1.63%), 07/01/2053(b)	$5,000	$5,056,878
4.115% (SOFR + 1.67%), 02/01/2054(b)	5,000	5,069,162
Series 2024-E 5.00%, 02/01/2055	1,400	1,481,817
Series 2026-A 3.895% (SOFR + 1.45%), 04/01/2056(b)	4,500	4,459,051
5.00%, 04/01/2056	4,940	5,222,072
California Community Choice Financing Authority (New York Life Insurance)
Series 2024H 5.00%, 01/01/2056	2,070	2,239,736
Series 2025G 5.00%, 12/01/2035	6,400	6,926,528
California Community Choice Financing Authority (Nomura Holdings, Inc.)
Series 2026 5.00%, 03/01/2036	3,000	3,115,471
California Community Choice Financing Authority (Pacific Life Insurance)
Series 2025B 5.00%, 03/01/2056	3,840	4,133,172
California Community Choice Financing Authority (Realty Income Corp.)
Series 2026 5.25%, 02/01/2036	3,000	3,217,784
California Community Choice Financing Authority (Royal Bank of Canada)
Series 2024D 5.00%, 02/01/2055	8,015	8,584,255
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments)
Series 2021-A 4.00%, 08/01/2047(a)	18,035	14,140,528
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group)
Series 2025 5.00%, 12/01/2032	4,650	5,078,220
California Housing Finance Agency (CAHFA 2019-2)
Series 2019-2, Class A 4.00%, 03/20/2033	9,016	9,187,790
California Housing Finance Agency (CAHFA 2021-1)
Series 2021-1, Class A 3.50%, 11/20/2035	3,225	3,174,562

2026 Semi-Annual Report	3

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
California Housing Finance Agency (CAHFA 2021-2)
Series 2021-2, Class A 3.75%, 03/25/2035	$15,443	$15,543,577
Series 2021-2, Class X 0.825%, 03/25/2035(f)	9,360	347,068
California Housing Finance Agency (CAHFA 2021-3)
Series 2021-3, Class A 3.25%, 08/20/2036	3,720	3,555,790
Series 2021-3, Class X 0.721%, 08/20/2036(f)	7,603	320,895
California Infrastructure & Economic Development Bank (Desertxpress Enterprises)
Series 2025 3.50%, 01/01/2065(a)	20,000	20,009,438
California Municipal Finance Authority (California Municipal Finance Authority Municipal Certificates Series 2026-1)
Series 2026-1 4.05%, 07/20/2041	3,000	2,861,097
California State University (California State University)
Series 2021-B 2.374%, 11/01/2035	5,000	4,088,454
California Statewide Communities Development Authority (CHF-Irvine LLC)
Series 2016 5.00%, 05/15/2040	1,000	1,000,815
Central Valley Energy Authority (Goldman Sachs Group)
Series 2026 5.00%, 08/01/2034	1,000	1,051,848
Central Valley Energy Authority (Pacific Life Insurance)
Series 2025 5.00%, 12/01/2055	8,000	8,608,592
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue)
Series 2025-C 5.00%, 06/01/2042	1,500	1,674,224
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports)
Series 2018 5.00%, 05/15/2028	6,730	7,029,040
Series 2021 5.00%, 05/15/2040	1,530	1,596,438
Series 2023 5.00%, 05/15/2030	10,420	11,221,615
Series 2025 5.00%, 05/15/2031	3,410	3,717,496
5.25%, 05/15/2044	4,015	4,318,143
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach)
Series 2021 4.00%, 08/01/2047(a)	$860	$785,633
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona)
Series 2021 3.60%, 05/01/2047(a)	13,250	10,948,448
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek)
Series 2021 4.00%, 10/01/2046(a)	5,500	4,462,372
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments)
Series 2021 3.50%, 10/01/2046(a)	12,755	10,840,694
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne)
Series 2021 3.375%, 07/01/2043(a)	7,000	5,888,031
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay)
Series 2021-A 3.10%, 07/01/2045(a)	3,000	2,566,465
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments)
Series 2021 4.00%, 10/01/2048(a)	6,545	5,053,018
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13)
Series 2022-ML13, Class XCA 0.959%, 07/25/2036(f)	1,919	82,359
Series 2022-ML13, Class XUS 0.986%, 09/25/2036(f)	3,577	197,138
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization)
Series 2021 3.85%, 06/01/2050	6,555	5,989,788
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue)
Series 2022 5.00%, 07/01/2028	1,600	1,672,583
Series 2022-C 5.00%, 07/01/2038	1,000	1,063,858
5.00%, 07/01/2042	1,400	1,466,303

4	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
Series 2023-A 5.00%, 07/01/2029	$3,080	$3,271,714
Series 2023-E 5.00%, 07/01/2038	2,005	2,162,197
Series 2024-A 5.00%, 07/01/2040	2,680	2,877,172
Series 2024-B 5.00%, 07/01/2036	2,000	2,190,728
5.00%, 07/01/2037	4,000	4,358,171
5.00%, 07/01/2039	4,640	4,994,463
Series 2024-C 5.00%, 07/01/2041	2,000	2,134,307
Series 2024-D 5.00%, 07/01/2043	7,165	7,585,037
Series 2024-E 5.00%, 07/01/2039	4,530	4,895,083
BAM Series 2025-A 5.25%, 07/01/2044	2,250	2,426,386
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue)
Series 2020-B 5.00%, 07/01/2039	2,000	2,097,288
5.00%, 07/01/2045	3,040	3,117,281
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue)
Series 2021-B 5.00%, 07/01/2040	2,075	2,173,860
Series 2022-D 5.00%, 07/01/2041	1,140	1,203,493
Series 2023-A 5.00%, 07/01/2041	1,285	1,366,481
Sacramento County Water Financing Authority (Sacramento County Water Agency)
NATL Series 2007-B 3.202% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	15,000	14,308,915
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority)
Series 2023 5.00%, 07/01/2042	20,735	21,749,646
Series 2025 5.25%, 07/01/2041	1,600	1,756,456
5.25%, 07/01/2045	1,550	1,652,907
San Francisco Intl Airport (San Francisco Intl Airport)
Series 2020-E 5.00%, 05/01/2037	9,645	10,101,693
Series 2021-A 5.00%, 05/01/2035	1,500	1,605,022
Series 2023-E 5.00%, 05/01/2029	$8,360	$8,882,925
5.00%, 05/01/2030	6,165	6,621,223
5.00%, 05/01/2033	2,500	2,765,930
5.25%, 05/01/2034	22,275	24,933,370
5.25%, 05/01/2035	10,870	12,101,168
Series 2024 5.00%, 05/01/2038	7,000	7,563,956
5.25%, 05/01/2042	10,000	10,777,854
Series 2025-D 5.00%, 05/01/2031	2,000	2,173,470
Series 2025-E 5.00%, 05/01/2033	1,960	2,156,790
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group)
Series 2025 5.50%, 01/01/2056	2,990	3,256,078
Southern California Public Power Authority (American General Life Insurance)
Series 2024-A 5.00%, 04/01/2055	7,000	7,296,951
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue)
Series 2023 5.00%, 07/01/2034	1,315	1,457,477
5.00%, 07/01/2036	2,335	2,545,075
5.00%, 07/01/2039	6,485	6,952,652
5.00%, 07/01/2041	2,355	2,504,329
Series 2024 5.00%, 07/01/2042	1,000	1,064,791
5.00%, 07/01/2044	1,000	1,052,342
State of California (State of California)
Series 2023 5.00%, 09/01/2043	10,000	10,814,906
6.00%, 03/01/2033	1,000	1,080,318
Series 2026 5.00%, 10/01/2042	2,535	2,820,527
University of California (University of California)
Series 2023-B 5.00%, 05/15/2043	5,000	5,373,513
Series 2025-C 5.50%, 05/15/2040	2,000	2,327,919
Series 2026-C 5.25%, 11/15/2041	3,500	3,981,850
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue)
Series 2024-A 5.00%, 06/01/2026	3,000	3,004,027

		506,183,047

2026 Semi-Annual Report	5

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
Colorado–2.2%
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J)
Series 2024 5.00%, 12/15/2026	$3,865	$3,934,544
City & County of Denver CO (City & County of Denver CO COP)
Series 2023 5.00%, 12/01/2026	3,635	3,697,112
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue)
Series 2022-A 5.00%, 11/15/2034	2,000	2,165,827
5.00%, 11/15/2036	1,500	1,605,289
Series 2022-D 5.50%, 11/15/2029	3,600	3,904,820
5.75%, 11/15/2034	1,700	1,939,171
Series 2023-B 5.00%, 11/15/2029	3,250	3,460,629
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2018-A 5.00%, 12/01/2026	16,080	16,294,634
5.00%, 12/01/2028	16,105	16,943,858
5.00%, 12/01/2029	9,560	10,021,857
5.00%, 12/01/2036	1,150	1,266,312
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools)
Series 2024 4.75%, 04/01/2034(a)	2,100	2,117,058
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group)
Series 2019-A 5.00%, 08/01/2030	3,000	3,186,561
Series 2025 5.00%, 09/01/2035	3,300	3,630,400
Colorado Health Facilities Authority (Sanford Obligated Group)
Series 2019-A 5.00%, 11/01/2027	2,280	2,350,013
Colorado Housing & Finance Authority (Albion Apartments LLLP)
Series 2025 3.375%, 07/01/2044	3,250	3,264,910
E-470 Public Highway Authority (E-470 Public Highway Authority)
Series 2024-B 3.182% (SOFR + 0.75%), 09/01/2039(b)	5,200	5,194,061
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District)
Series 2022 4.25%, 12/01/2046	$1,931	$1,862,213
Platte River Metropolitan District (Platte River Metropolitan District)
Series 2023-A 6.50%, 08/01/2053(a)	1,045	1,058,535
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado)
Series 2025-A 5.00%, 04/01/2035(a)	10,000	10,704,799
State of Colorado (State of Colorado COP)
Series 2018-A 5.00%, 12/15/2027	4,000	4,163,072
Series 2022 6.00%, 12/15/2041	11,000	12,543,948
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3)
Series 2022 5.80%, 12/01/2032	1,630	1,710,350
Vauxmont Metropolitan District (Vauxmont Metropolitan District)
AG Series 2019 3.25%, 12/15/2050	469	404,924
5.00%, 12/15/2026	270	273,941
AG Series 2020 5.00%, 12/01/2027	305	315,038
5.00%, 12/01/2030	385	410,409
5.00%, 12/01/2033	285	300,779
5.00%, 12/01/2050	300	301,070

		119,026,134

Connecticut–1.8%
City of Bridgeport CT (City of Bridgeport CT)
Series 2017-A 5.00%, 11/01/2028	1,000	1,035,476
Series 2017-B 5.00%, 08/15/2026	4,500	4,539,196
5.00%, 08/15/2027	6,610	6,818,423
Series 2017-C 5.00%, 08/15/2026	2,480	2,501,601
5.00%, 08/15/2027	2,605	2,687,140
5.00%, 08/15/2028	1,620	1,669,981
City of Bridgeport CT (Prerefunded–US Treasuries)
Series 2017-B 5.00%, 08/15/2027	755	779,727
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group)
Series 2022 4.00%, 07/01/2037	1,980	1,948,063

6	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
Connecticut State Health & Educational Facilities Authority (University of New Haven)
Series 2018-K1 5.00%, 07/01/2026	$1,000	$1,002,664
5.00%, 07/01/2027	1,100	1,117,536
5.00%, 07/01/2028	1,100	1,126,960
5.00%, 07/01/2029	1,200	1,226,956
5.00%, 07/01/2037	1,500	1,507,149
State of Connecticut (State of Connecticut)
Series 2016-A 5.00%, 03/15/2029	14,500	14,518,216
Series 2018-C 5.00%, 06/15/2026	5,500	5,527,991
Series 2020-A 5.00%, 01/15/2040	2,565	2,683,161
Series 2022-E 5.00%, 11/15/2026	3,510	3,564,070
Series 2025-D 5.00%, 08/15/2029	7,000	7,542,171
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue)
Series 2021-A 5.00%, 05/01/2041	2,840	3,008,840
Series 2023-A 5.25%, 07/01/2042	10,000	11,001,015
Town of Stratford CT (Town of Stratford CT)
BAM Series 2019 5.00%, 01/01/2030	2,035	2,069,125
5.00%, 01/01/2031	3,890	3,953,677
5.00%, 01/01/2032	3,890	3,953,038
5.00%, 01/01/2033	3,555	3,610,526
University of Connecticut (University of Connecticut)
Series 2022-A 5.00%, 05/01/2040	7,065	7,578,787

		96,971,489

Delaware–0.0%
Delaware State Economic Development Authority (Newark Charter School)
Series 2020 4.00%, 09/01/2030	575	577,817
5.00%, 09/01/2050	1,000	959,502

		1,537,319

District of Columbia–1.5%
District of Columbia (Plenary Infrastructure DC State Lease)
Series 2022 5.50%, 02/28/2033	2,270	2,523,508
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue)
Series 2025-A 5.00%, 06/01/2044	$9,000	$9,669,110
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue)
Series 2022-A 5.00%, 10/01/2028	4,000	4,196,748
Series 2024-A 5.00%, 10/01/2029	2,920	3,112,178
5.00%, 10/01/2033	20,500	22,611,594
5.00%, 10/01/2034	13,100	14,367,732
5.00%, 10/01/2036	8,500	9,202,006
5.00%, 10/01/2040	1,675	1,773,325
5.00%, 10/01/2044	2,000	2,073,040
Series 2025-A 5.00%, 10/01/2035	4,200	4,655,256
5.00%, 10/01/2036	2,980	3,281,022

		77,465,519

Florida–5.4%
Buckhead Trails II Community Development District (Buckhead Trails II Community Development District)
Series 2026 4.125%, 05/01/2033	300	295,324
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group)
Series 2026 4.75%, 12/01/2042	1,675	1,674,910
Capital Trust Authority (Shands Teaching Hospital & Clinics Obligated Group)
Series 2025-A 5.00%, 12/01/2032	5,500	6,040,879
Central Florida Tourism Oversight District (Central Florida Tourism Oversight District)
Series 2016 5.00%, 06/01/2033	3,300	3,309,978
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group)
Series 2024 5.00%, 11/15/2043	2,420	2,555,073
5.00%, 11/15/2044	2,000	2,089,639
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group)
Series 2017 5.00%, 08/15/2031	5,000	5,134,346

2026 Semi-Annual Report	7

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
Series 2025 5.00%, 08/15/2035	$8,350	$9,396,901
City of Tampa FL (State of Florida Cigarette Tax Revenue)
Series 2020-A
Zero Coupon, 09/01/2034	650	473,489
Zero Coupon, 09/01/2035	650	451,891
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue)
Series 2019-C 2.384%, 10/01/2026	1,250	1,240,140
County of Broward FL Convention Center Hotel Revenue (County of Broward FL Convention Center Hotel Revenue)
Series 2022 5.00%, 01/01/2035	2,685	2,933,628
County of Broward FL Port Facilities Revenue (County of Broward FL Port Facilities Revenue)
Series 2019-B 5.00%, 09/01/2032	2,610	2,718,645
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue)
Series 2024 5.25%, 10/01/2040	2,460	2,658,849
Series 2026-A 5.00%, 10/01/2056	9,600	10,289,014
5.25%, 10/01/2038	2,250	2,499,867
5.25%, 10/01/2039	2,000	2,206,949
County of Miami-Dade FL (County of Miami-Dade FL)
Series 2025 5.00%, 07/01/2028	2,110	2,220,290
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue)
Series 2024-A 5.00%, 10/01/2027	4,650	4,789,152
5.00%, 10/01/2033	2,000	2,206,009
5.00%, 10/01/2034	8,095	8,968,182
5.00%, 10/01/2035	31,845	35,035,506
5.00%, 10/01/2036	3,170	3,461,550
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.)
Series 2023-A 5.00%, 10/01/2029	5,500	5,802,228
5.00%, 10/01/2038	2,535	2,649,787
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue)
Series 2020-A
Zero Coupon, 10/01/2030	$735	$616,654
Zero Coupon, 10/01/2031	905	726,134
Zero Coupon, 10/01/2032	500	383,464
Zero Coupon, 10/01/2033	1,210	884,781
Zero Coupon, 10/01/2034	1,260	877,090
County of Palm Beach FL (Palm Beach Atlantic University)
Series 2025 5.50%, 10/01/2045(a)	1,000	1,026,401
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group)
Series 2023 5.00%, 07/01/2030(a)	25,000	26,691,963
Edgewater West Community Development District (Edgewater West Community Development District Assessment Area Two)
Series 2026 5.50%, 05/01/2046	1,065	1,066,824
Florida Development Finance Corp. (Brightline Trains Florida)
AG Series 2024 5.00%, 07/01/2044	14,420	14,013,797
Florida Development Finance Corp. (GFL Solid Waste Southeast)
Series 2024 4.375%, 10/01/2054(a)	2,000	2,009,280
Florida Development Finance Corp. (Mayflower Retirement Center Obligated Group)
Series 2020 5.125%, 06/01/2040(a)	3,675	3,711,910
Florida Development Finance Corp. (Renaissance Charter School Series 2025 Obligated Group)
Series 2025 6.00%, 06/15/2045(a)	2,250	2,357,180
Florida Development Finance Corp. (Renaissance Charter School)
Series 2023 6.50%, 06/15/2038(a)	2,000	2,139,628
6.625%, 06/15/2043(a)	2,195	2,344,226
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group)
Series 2025 6.00%, 06/15/2045(a)	1,365	1,406,093

8	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue)
Series 2021 1.425%, 10/01/2026	$3,000	$2,961,217
Series 2025 5.00%, 10/01/2027	1,200	1,240,039
Florida State Board of Governors (Florida State University Athletics Association)
BAM Series 2024-A 5.00%, 10/01/2043	10,000	10,721,433
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority)
Series 2019-A 5.00%, 10/01/2044	2,870	2,921,336
Series 2024 5.00%, 10/01/2031	2,420	2,637,199
5.00%, 10/01/2032	1,000	1,095,206
5.00%, 10/01/2034	4,285	4,740,576
5.00%, 10/01/2035	2,000	2,206,533
5.00%, 10/01/2036	1,235	1,348,585
Greater Orlando Aviation Authority (Prerefunded–US Treasuries)
Series 2017-A 5.00%, 10/01/2029	3,000	3,100,412
5.00%, 10/01/2030	6,250	6,459,191
Greater Orlando Aviation Authority (United Airlines, Inc.)
Series 2025 5.25%, 11/01/2034	1,000	1,043,255
5.50%, 11/01/2036	2,750	2,880,682
5.50%, 11/01/2037	1,000	1,041,736
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority)
Series 2024 5.25%, 10/01/2043	6,500	6,971,867
Hillsborough County Industrial Development Authority (BayCare Obligated Group)
Series 2024 5.00%, 11/15/2034	2,000	2,259,384
Hillsborough County School Board (Hillsborough County School Board COP)
Series 2015 5.00%, 07/01/2026	1,480	1,486,386
JEA Electric System Revenue (JEA Electric System Revenue)
Series 2017-B 5.00%, 10/01/2030	1,185	1,220,183
JEA Water & Sewer System Revenue (JEA Water & Sewer System Revenue)
Series 2024-A 5.00%, 10/01/2043	1,635	1,750,671
Lee County Industrial Development Authority/FL (Shell Point Obligated Group)
Series 2024 4.125%, 11/15/2029	$2,975	$2,986,458
Manatee County School District (Prerefunded–US Treasuries)
Series 2016-A 5.00%, 07/01/2028	7,795	7,841,651
5.00%, 07/01/2029	6,215	6,252,195
Miami-Dade County Educational Facilities Authority (University of Miami)
Series 2025-B 5.25%, 04/01/2040	2,860	3,132,671
Miami-Dade County Industrial Development Authority (PRG–Casa Properties LLC)
Series 2026 5.375%, 07/01/2065(a)	2,000	2,051,147
North Broward Hospital District (North Broward Hospital District)
Series 2017-B 5.00%, 01/01/2029	3,000	3,104,012
5.00%, 01/01/2030	3,180	3,287,038
Orange County Health Facilities Authority (Orlando Health Obligated Group)
Series 2025 5.00%, 10/01/2044	4,800	5,023,394
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group)
Series 2023 4.00%, 08/01/2036	1,000	990,739
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group)
Series 2025 5.00%, 11/01/2034	1,230	1,329,245
5.25%, 11/01/2041	2,055	2,152,238
Pinery Community Development District (Pinery Community Development District Assessment Area One)
Series 2026 4.50%, 05/01/2036	300	290,913
Polk County Industrial Development Authority/FL (Mineral Development LLC)
Series 2020 5.875%, 01/01/2033(c)(d)(e)(g)(h)	1,905	381,000
South Broward Hospital District (South Broward Hospital District Obligated Group)
Series 2015 5.00%, 05/01/2027	3,350	3,355,551

2026 Semi-Annual Report	9

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
State of Florida Department of Transportation Turnpike System Revenue (State of Florida Dept. of Transportation Turnpike System Revenue)
Series 2025-A 5.00%, 07/01/2026	$2,000	$2,012,744
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt)
Series 2023 4.85%, 05/01/2038(a)	985	1,008,068
Woodlands Section 9 Community Development District (Woodlands Section 9 Community Development District)
Series 2026 4.25%, 05/01/2031	200	196,579
4.50%, 05/01/2036	810	775,788

		285,614,973

Georgia–3.1%
Atlanta Development Authority (The) (PRG–CAU Properties LLC)
Series 2025 6.00%, 07/01/2045(a)	1,445	1,511,492
Augusta GA Water & Sewer Revenue (Augusta GA Water & Sewer Revenue)
Series 2017 5.00%, 10/01/2026	5,925	5,996,562
City of Atlanta GA Airport Passenger Facility Charge (City of Atlanta GA Airport Passenger Facility Charge)
Series 2023 5.25%, 07/01/2041	6,000	6,477,228
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation)
Series 2020-B 5.00%, 07/01/2029	1,000	1,061,862
Series 2022-B 5.00%, 07/01/2035	1,565	1,694,510
5.00%, 07/01/2036	2,845	3,057,550
5.00%, 07/01/2037	2,535	2,709,424
5.00%, 07/01/2039	2,765	2,927,118
5.00%, 07/01/2040	7,105	7,489,082
5.00%, 07/01/2041	7,460	7,836,731
Series 2025-B 5.00%, 07/01/2035	1,125	1,245,574
5.00%, 07/01/2037	4,000	4,350,684
5.00%, 07/01/2038	1,100	1,188,964
5.25%, 07/01/2045	1,850	1,961,775
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group)
Series 2021 5.00%, 04/01/2026	$1,000	$1,000,000
5.00%, 04/01/2027	250	255,652
5.00%, 04/01/2028	250	261,030
5.00%, 04/01/2029	300	319,158
5.00%, 04/01/2030	225	243,089
5.00%, 04/01/2031	250	268,883
Development Authority of Cobb County (The) (MT Bethel Christian Academy)
Series 2025 6.00%, 06/01/2045(a)	1,000	1,037,560
Fayette County Development Authority (United States Soccer Federation)
Series 2024 5.00%, 10/01/2026	300	302,488
5.00%, 10/01/2027	270	276,561
5.00%, 10/01/2028	320	332,462
5.00%, 10/01/2029	375	394,352
Main Street Energy, Inc. (Citigroup, Inc.)
Series 2025-D 5.00%, 12/01/2033	11,410	11,953,823
Main Street Natural Gas, Inc. (Citadel LP)
Series 2022-C 4.00%, 08/01/2052(a)	3,500	3,492,488
Main Street Natural Gas, Inc. (Citigroup, Inc.)
Series 2022-B 5.00%, 12/01/2052	3,360	3,505,673
Series 2023-A 5.00%, 06/01/2053	28,965	30,307,316
Series 2024-E 5.00%, 05/01/2055	7,335	7,694,846
Series 2025-B 5.00%, 12/01/2055	8,845	9,285,388
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2023 4.132% (SOFR + 1.70%), 12/01/2053(b)	5,000	5,130,087
Main Street Natural Gas, Inc. (Toronto-Dominion Bank)
Series 2024-D 5.00%, 04/01/2054	4,745	5,038,045
Metropolitan Atlanta Rapid Transit Authority (Metropolitan Atlanta Rapid Transit Authority Sales Tax)
Series 2025-B 5.00%, 07/01/2037	1,100	1,269,951
5.00%, 07/01/2038	2,350	2,715,666

10	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia)
Series 2024
5.00%, 01/01/2042	$1,500	$1,589,152
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(a)	25,000	28,142,502

		164,324,728

Guam–0.2%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.50%, 07/01/2045	1,250	1,327,868
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	615	642,303
Series 2025-G 5.00%, 01/01/2030	2,050	2,166,626
5.00%, 01/01/2031	2,500	2,668,114
5.00%, 01/01/2032	1,350	1,453,029
5.00%, 01/01/2033	1,900	2,056,919
5.00%, 01/01/2034	2,300	2,499,533

		12,814,392

Hawaii–0.2%
City & County of Honolulu HI (City & County of Honolulu HI) Series 2024-A 5.25%, 07/01/2043	1,000	1,100,592
5.25%, 07/01/2044	1,000	1,093,546
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2041	3,030	3,222,287
State of Hawaii Harbor System Revenue (State of Hawaii Harbor System Revenue) Series 2020-A 4.00%, 07/01/2035	2,765	2,773,464

		8,189,889

Illinois–4.0%
Chicago Board of Education (Chicago Board of Education) Series 2012-B 5.00%, 12/01/2033	2,265	2,209,893
Series 2015-C 5.25%, 12/01/2035	340	329,136
Series 2018-A 5.00%, 12/01/2026	1,000	1,006,873
Series 2021-A 5.00%, 12/01/2037	3,750	3,721,199
Series 2023-A 5.00%, 12/01/2034	$7,000	$7,097,339
Series 2025-B 6.00%, 12/01/2037	5,000	5,444,275
6.00%, 12/01/2038	4,650	5,029,631
6.00%, 12/01/2039	3,500	3,762,804
6.00%, 12/01/2041	4,000	4,264,617
6.00%, 12/01/2043	1,000	1,056,941
Series 2025-C 6.00%, 12/01/2040	1,750	1,869,953
AG Series 2018-A 5.00%, 12/01/2027	1,375	1,416,379
Chicago Midway International Airport (Chicago Midway Intl Airport) Series 2024-C 5.00%, 01/01/2033	3,365	3,642,493
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2018-A 5.00%, 01/01/2039	6,000	6,132,473
Series 2022 5.00%, 01/01/2029	500	526,092
5.00%, 01/01/2030	800	852,718
5.00%, 01/01/2033	890	958,389
5.00%, 01/01/2040	1,850	1,921,784
5.00%, 01/01/2041	2,000	2,066,874
5.00%, 01/01/2042	2,200	2,261,907
Series 2024-A 5.00%, 01/01/2036	1,180	1,269,501
5.00%, 01/01/2037	2,500	2,671,239
5.00%, 01/01/2038	2,500	2,654,696
5.00%, 01/01/2039	1,600	1,689,265
5.25%, 01/01/2040	4,000	4,269,292
Series 2024-C 5.00%, 01/01/2030	4,745	5,057,683
5.00%, 01/01/2034	5,285	5,787,481
5.25%, 01/01/2041	2,250	2,400,055
Series 2024-E 5.00%, 01/01/2029	2,885	3,035,548
Series 2025-A 5.00%, 01/01/2036	4,055	4,396,047
5.00%, 01/01/2037	1,595	1,716,088
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2026-A 5.00%, 12/01/2041	605	656,771
City of Chicago IL (City of Chicago IL)
Series 2024-B 5.00%, 01/01/2034	1,350	1,403,622
Series 2025-B 5.00%, 01/01/2033	4,000	4,167,751
5.50%, 01/01/2040	2,000	2,089,187

2026 Semi-Annual Report	11

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 6.50%, 02/15/2040	$1,000	$995,549
Illinois Finance Authority (Bradley University) Series 2024 5.00%, 08/01/2026	450	452,589
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad)
Series 2024 4.125%, 12/01/2043(a)	2,300	2,244,086
Series 2025 4.80%, 12/01/2043(a)	4,175	4,203,155
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2034	600	589,260
Illinois Finance Authority (Moorings of Arlington Heights Obligated Group) Series 2025 5.00%, 11/01/2036	970	1,033,288
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2027	1,000	1,001,373
5.00%, 11/15/2028	1,250	1,254,705
Illinois Finance Authority (Prerefunded–US Treasuries) Series 2016 5.00%, 12/01/2040	3,200	3,212,745
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	10,000	9,517,692
Illinois Municipal Electric Agency (Illinois Municipal Electric Agency) Series 2025-A 5.00%, 02/01/2027	5,200	5,297,684
5.00%, 02/01/2029	4,600	4,877,517
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2009 6.184%, 01/01/2034	2,669	2,837,793
Series 2020-A 5.00%, 01/01/2041	27,195	28,667,770
Metropolitan Water Reclamation District of Greater Chicago (Metropolitan Water Reclamation District of Greater Chicago) Series 2009 5.72%, 12/01/2038	2,000	2,060,163
Sales Tax Securitization Corp. (Sales Tax Securitization)
Series 2025-A 5.00%, 01/01/2041	$4,365	$4,635,828
State of Illinois (State of Illinois) Series 2016 5.00%, 02/01/2029	1,100	1,117,012
Series 2019-B 4.00%, 11/01/2033	9,000	9,043,333
Series 2020 5.50%, 05/01/2039	1,500	1,580,537
Series 2022-B 5.25%, 10/01/2037	4,000	4,292,372
Series 2024 5.00%, 02/01/2038	9,000	9,633,052
Series 2024-B 5.00%, 05/01/2039	2,250	2,385,062
5.00%, 05/01/2040	1,765	1,860,220
5.00%, 05/01/2041	7,530	7,884,644
Series 2025-E 5.00%, 09/01/2043	1,980	2,044,891

		211,558,316

Indiana–1.1%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(c)(e)	159	16
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	14,460	15,045,896
Series 2025 4.20%, 06/01/2044	1,820	1,872,636
Indiana Finance Authority (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2042	1,000	1,073,490
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2028	1,175	1,241,874
5.00%, 10/01/2029	1,425	1,532,630
5.00%, 10/01/2034	800	907,153
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2026	790	790,000
5.00%, 04/01/2027	830	842,192
5.00%, 04/01/2028	875	898,990
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2015 4.00%, 12/01/2040	11,690	11,110,085

12	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
Series 2023-B 5.00%, 10/01/2062	$11,200	$11,709,956
Series 2025 5.00%, 10/01/2064	1,545	1,654,276
Indiana Finance Authority (Ohio Valley Electric) Series 2021-B 2.50%, 11/01/2030	1,895	1,804,893
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044	1,700	1,565,667
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority) Series 2023 5.00%, 01/01/2033	3,955	4,328,245

		56,377,999

Kansas–0.0%
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(a)	135	141,423
6.50%, 11/15/2042(a)	1,610	1,689,166

		1,830,589

Kentucky–1.6%
County of Carroll KY (Kentucky Utilities Co.) Series 2019 1.75%, 10/01/2034	3,835	3,795,644
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2040	2,910	3,133,809
5.25%, 01/01/2042	2,860	3,043,329
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2029	1,000	1,025,873
5.00%, 08/15/2041	1,260	1,277,027
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2028	8,780	8,900,120
5.00%, 06/01/2030	5,870	5,939,172
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	20,065	21,239,589
Series 2025-C 5.00%, 05/01/2036	3,145	3,309,886
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 4.426% (SOFR + 1.98%), 04/01/2054(b)	$20,000	$20,000,000
5.25%, 04/01/2054	7,280	7,795,172
Kentucky State Property & Building Commission (Commonwealth of Kentucky Lease) Series 2016-B 5.00%, 11/01/2028	1,005	1,019,642
Kentucky Turnpike Authority (Kentucky Turnpike Authority) Series 2016-A 5.00%, 07/01/2027	5,075	5,105,372

		85,584,635

Louisiana–0.7%
City of New Orleans LA (City of New Orleans LA) Series 2024-A 5.00%, 12/01/2028	2,050	2,138,128
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AG Series 2021 2.889%, 12/01/2041	2,000	1,513,496
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031	4,705	4,765,338
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 5.00%, 06/15/2035(a)	1,000	1,033,417
6.00%, 06/15/2045(a)	1,000	1,032,101
Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2017 5.00%, 05/15/2035	3,365	3,409,200
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.00%, 01/01/2029	8,985	9,405,412
5.00%, 01/01/2034	1,835	2,000,389
5.00%, 01/01/2039	1,340	1,419,314
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(a)	3,030	3,315,688
6.10%, 12/01/2040(a)	2,595	2,839,246

2026 Semi-Annual Report	13

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	$1,700	$1,714,378

		34,586,107

Maryland–1.4%
County of Frederick MD (Prerefunded–US Treasuries) Series 2019-A 5.00%, 08/01/2027	165	170,033
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 11/12/2028	10,000	10,039,213
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System) Series 2025 5.00%, 05/15/2035	5,800	6,585,003
5.00%, 05/15/2036	2,000	2,277,943
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020-B 5.00%, 04/15/2031	1,365	1,466,080
Maryland Stadium Authority (Prerefunded–US Treasuries)
Series 2016 5.00%, 05/01/2034	5,035	5,045,526
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2038	3,000	3,302,009
5.00%, 06/01/2041	2,465	2,670,093
5.00%, 06/01/2042	2,335	2,515,112
Maryland Stadium Authority Sports Entertainment Facilities Revenue (Maryland Stadium Authority Sports Entertainment Facilities Revenue State Lease) Series 2025 5.00%, 06/15/2035	3,600	4,058,756
State of Maryland (State of Maryland) Series 2025-B 5.00%, 08/01/2026	10,000	10,082,681
5.00%, 08/01/2028	12,480	13,186,948
State of Maryland Department of Transportation (Baltimore/Washington Intl Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2029	700	743,084
5.00%, 08/01/2036	1,000	1,060,362
State of Maryland Department of Transportation (State of Maryland Dept. of Transportation) Series 2025-C 5.00%, 11/01/2027	$8,000	$8,311,334

		71,514,177

Massachusetts–1.5%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 07/24/2026	18,140	18,263,112
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031	1,255	1,252,634
Series 2024-A 5.00%, 01/01/2040	5,000	5,484,209
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2025-B 5.00%, 07/01/2045	10,000	10,736,747
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2016-I 5.00%, 07/01/2034	1,935	1,942,538
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2023 5.00%, 07/01/2026	1,000	1,003,922
Massachusetts Development Finance Agency (Lifespan Obligated Group)
Series 2025 5.25%, 08/15/2045	1,000	1,017,278
Massachusetts Development Finance Agency (Mass General Brigham)
Series 2017-S1 5.00%, 07/01/2029	9,000	9,364,944
Massachusetts Development Finance Agency (Trustees of Boston College)
Series 2020-U 5.00%, 07/01/2028	950	1,001,620
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group)
Series 2019-A 5.00%, 07/01/2028	1,425	1,457,145
5.00%, 07/01/2030	2,100	2,148,071
5.00%, 07/01/2032	2,000	2,037,871
5.00%, 07/01/2033	2,000	2,032,957
Series 2026 5.50%, 10/01/2037	1,500	1,659,186
7.375%, 10/01/2035	1,000	1,022,257
AG Series 2020-C 5.00%, 10/01/2026	325	328,390
5.00%, 10/01/2027	440	455,069
5.00%, 10/01/2028	500	527,711

14	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
5.00%, 10/01/2029	$295	$316,873
5.00%, 10/01/2030	315	343,543
5.00%, 10/01/2031	375	407,504
5.00%, 10/01/2032	245	265,210
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2025 5.00%, 07/01/2035	12,840	14,087,614
Massachusetts Port Authority (Massachusetts Port Authority)
Series 2016-B 5.00%, 07/01/2043	2,000	2,000,279

		79,156,684

Michigan–1.5%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
AG Series 2006-D 3.228% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(b)	14,000	13,950,412
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	3,295	3,368,401
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue)
Series 2025-A
5.00%, 07/01/2035	2,365	2,670,816
Michigan Finance Authority (City of Detroit MI) Series 2024 5.00%, 11/01/2026	3,725	3,777,774
5.00%, 11/01/2029	2,250	2,420,795
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	4,340	4,123,484
4.00%, 06/01/2035	1,000	1,007,879
4.00%, 06/01/2036	1,000	1,003,205
4.00%, 06/01/2037	1,000	998,412
4.00%, 06/01/2038	1,000	993,167
5.00%, 06/01/2026	1,290	1,294,017
5.00%, 06/01/2028	1,000	1,042,232
5.00%, 06/01/2031	745	803,309
Michigan Finance Authority (Public Lighting Authority) BAM Series 2025 5.00%, 07/01/2034	1,100	1,230,061
5.00%, 07/01/2036	1,930	2,140,842
5.00%, 07/01/2040	1,000	1,086,788
5.00%, 07/01/2043	1,750	1,865,843
Michigan Finance Authority (Trinity Health Corp.) Series 2015 5.50%, 12/01/2026	$4,500	$4,518,364
5.50%, 12/01/2027	2,720	2,740,618
Michigan State Hospital Finance Authority (Prerefunded–Others) Series 2019 5.00%, 11/01/2026	2,000	2,026,550
Michigan Strategic Fund (Michigan Strategic Fund–I 75 Improvement Project) Series 2018 5.00%, 06/30/2026	2,400	2,408,409
5.00%, 12/31/2026	5,770	5,831,307
5.00%, 06/30/2027	7,635	7,768,610
5.00%, 12/31/2027	5,770	5,909,116
5.00%, 06/30/2028	4,645	4,786,801

		79,767,212

Minnesota–1.0%
City of Shakopee MN Senior Housing Revenue (Benedictine Living Community of Shakopee Obligated Group) Series 2025 5.625%, 11/01/2045	800	809,206
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2042	3,250	3,455,358
County of Hennepin MN (County of Hennepin MN) Series 2025-C
5.00%, 12/01/2027	6,280	6,538,593
Series 2025-D 5.00%, 12/01/2027	3,870	4,029,356
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.00%, 01/01/2031	3,275	3,524,668
5.00%, 01/01/2041	3,250	3,421,279
5.25%, 01/01/2044	2,000	2,100,753
Minnesota Municipal Gas Agency (Nomura Holdings, Inc.) Series 2026-A 5.00%, 09/01/2035	6,150	6,336,528
Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052	5,425	5,494,742
State of Minnesota (State of Minnesota) Series 2024 5.00%, 08/01/2027	10,345	10,688,524

2026 Semi-Annual Report	15

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
Series 2025-D 5.00%, 08/01/2029	$7,000	$7,544,022
Western Minnesota Municipal Power Agency (Western Minnesota Municipal Power Agency) Series 2019-A 3.156%, 01/01/2039	1,000	853,808

		54,796,837

Mississippi–0.0%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2033	1,630	1,763,034

Missouri–0.8%
Cape Girardeau County Industrial Development Authority (Mercy Health/MO) Series 2017-A 5.00%, 03/01/2028	1,375	1,400,445
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-C 5.00%, 05/01/2052	2,320	2,423,809
Series 2026-A 5.00%, 04/01/2036(i)	2,165	2,451,699
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	775	791,598
Metropolitan St. Louis Sewer District (Metropolitan St. Louis Sewer District) Series 2022-A 5.00%, 05/01/2038	1,725	1,873,488
5.00%, 05/01/2039	3,100	3,344,360
Series 2025-C 5.00%, 05/01/2036	5,875	6,681,535
Missouri Development Finance Board (Missouri Development Finance Board) Series 2025-A 6.00%, 06/15/2040(a)	1,000	996,212
Missouri Highway & Transportation Commission (Missouri Highway & Transportation Commission) Series 2025 5.00%, 05/01/2027	19,500	20,020,704

		39,983,850

Montana–0.2%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2027	6,950	7,066,012
5.00%, 02/15/2028	$2,375	$2,416,018

		9,482,030

Nebraska–0.4%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	5,000	5,288,361
Central Plains Energy Project (Goldman Sachs Group) Series 2022-1 5.00%, 05/01/2053	10,000	10,443,909
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	3,005	3,180,938

		18,913,208

Nevada–0.1%
City of Las Vegas NV (Prerefunded–US Treasuries) Series 2015-C 5.00%, 09/01/2026	2,930	2,935,048
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.00%, 07/01/2035	1,175	1,265,126
5.25%, 07/01/2038	1,430	1,558,053

		5,758,227

New Hampshire–1.9%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 3.776%, 10/01/2051	6,925	6,631,578
National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A
4.15%, 10/20/2040	1,993	1,971,630
National Finance Authority Subordinate Municipal Certificates Series 2025-1 (NFASM 2025-1) Series 2025-1, Class B1 5.15%, 09/28/2037	1,375	1,356,656
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041	1,182	1,200,477
New Hampshire Business Finance Authority (ARC70 2026-1) Series 2026-1, Class A1 4.125%, 04/20/2043	4,380	4,255,569
Series 2026-1, Class A2 4.50%, 04/20/2043	1,000	975,996

16	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(a)	$427	$425,942
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	5,336	5,335,287
New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(a)	802	801,980
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)	956	950,955
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 5.75%, 08/01/2045	1,750	1,761,667
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	748	745,711
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025-A Zero Coupon, 02/01/2035(a)	2,311	1,301,608
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	8,598	8,619,081
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	23,746	23,880,064
Series 2022-1, Class X 0.303%, 09/20/2036(f)	18,996	347,223
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	9,521	9,379,447
Series 2022-2, Class X 0.643%, 10/01/2036(f)	9,521	380,950
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051	5,499	5,406,018
Series 2024-1, Class X 0.497%, 07/01/2051(f)	7,117	248,555
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	$4,929	$4,632,198
Series 2024-2, Class X 0.511%, 08/20/2039(f)	4,929	187,097
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.875%, 12/15/2033(a)	2,743	2,705,850
Series 2025-1, Class A1 3.922%, 01/20/2041	991	959,090
New Hampshire Business Finance Authority (NFA 2025-2) Series 2025-2, Class A1 3.824%, 11/20/2042	9,938	9,539,803
New Hampshire Business Finance Authority (NFA 2025-3) Series 2025-3, Class A1 4.493%, 02/20/2041	1,700	1,740,227
New Hampshire Business Finance Authority (NFAAH 2025-1) Series 2025-1, Class B1 5.75%, 04/28/2042	1,080	1,100,824
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	2,000	1,987,095

		98,828,578

New Jersey–4.3%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)	1,300	1,350,374
6.625%, 01/01/2045(a)	2,500	2,611,909
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019 5.25%, 04/01/2026(j)	5,930	5,930,000
New Jersey Economic Development Authority (New Jersey-American Water)
Series 2023
3.75%, 11/01/2034	7,755	7,782,599
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.50%, 01/01/2027	1,000	1,002,454
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	3,400	3,441,116

2026 Semi-Annual Report	17

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
New Jersey Economic Development Authority (Rutgers The State University of New Jersey) Series 2013 5.00%, 06/15/2026	$3,500	$3,506,452
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2017-D 5.00%, 06/15/2029	3,500	3,594,055
Series 2024-S 5.00%, 06/15/2027	3,000	3,086,687
5.00%, 06/15/2033	2,065	2,323,362
NATL Series 2005-N 5.50%, 09/01/2027	5,000	5,203,632
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	2,765	2,768,210
New Jersey Educational Facilities Authority (Trustees of Princeton University) Series 2017-I 5.00%, 07/01/2028	1,910	1,967,803
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	12,830	12,887,205
5.00%, 06/15/2028	975	979,523
Series 2018-A 5.00%, 06/15/2029	3,050	3,063,484
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019-B 5.00%, 06/15/2033	3,885	4,079,943
AG Series 2006-C
Zero Coupon, 12/15/2033	6,600	5,068,330
New Jersey Transportation Trust Fund Authority (Prerefunded–US Treasuries) Series 2019 5.00%, 06/15/2029	1,525	1,625,203
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2027	8,605	8,952,875
5.00%, 12/15/2029	38,555	40,825,758
5.00%, 12/15/2030	5,885	6,215,552
5.00%, 12/15/2033	7,230	7,591,745
Series 2023-B 5.00%, 06/15/2041	9,685	10,403,997
5.00%, 06/15/2043	1,505	1,599,191
Series 2024-A
4.00%, 06/15/2042	$7,570	$7,398,552
5.00%, 06/15/2037	8,000	8,876,750
5.00%, 06/15/2042	3,550	3,826,592
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2014-A 5.00%, 01/01/2027	1,800	1,803,620
Series 2017-B 5.00%, 01/01/2029	10,000	10,408,314
Series 2024-C 5.00%, 01/01/2043	7,500	8,050,756
5.00%, 01/01/2044	2,500	2,670,652
Series 2025-A 5.00%, 01/01/2045	5,500	5,887,765
Series 2025-C 5.00%, 01/01/2031	2,000	2,196,892
Series 2027-A 5.00%, 01/01/2031(i)	2,000	2,138,917
South Jersey Transportation Authority (South Jersey Transportation Authority) BAM Series 2022 5.00%, 11/01/2036	450	493,530
5.00%, 11/01/2037	400	435,750
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2026	3,000	3,010,109
5.00%, 06/01/2027	4,000	4,092,691
5.00%, 06/01/2028	2,140	2,225,324
5.00%, 06/01/2035	2,620	2,706,042
5.00%, 06/01/2046	2,000	1,945,139
Series 2018-B 5.00%, 06/01/2046	9,950	9,521,606

		225,550,460

New Mexico–0.1%
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	5,000	5,271,163

New York–8.5%
City of New York NY (City of New York NY) Series 2020-A 5.00%, 08/01/2026	3,130	3,155,132
Series 2021 1.396%, 08/01/2027	18,750	18,123,397
Series 2024-A 5.00%, 08/01/2026	4,000	4,032,118
Series 2024-I 5.00%, 04/01/2032	2,000	2,215,090
Series 2025-A 5.00%, 08/01/2035	1,440	1,629,166
Series 2025-B 5.00%, 08/01/2028	9,585	10,081,345
AG Series 2024-C
5.00%, 10/01/2027	3,250	3,373,967

18	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039	$4,300	$4,294,499
Hudson Yards Infrastructure Corp. (Hudson Yards Infrastructure) Series 2017-A 5.00%, 02/15/2036	6,880	6,989,361
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-A 5.00%, 11/15/2028	20,070	20,318,685
Series 2017-C 5.00%, 11/15/2029	22,370	23,370,411
5.00%, 11/15/2030	13,755	14,332,750
5.00%, 11/15/2031	5,505	5,726,780
5.00%, 11/15/2033	8,500	8,807,493
Series 2025 5.00%, 11/15/2035	2,000	2,274,248
5.00%, 11/15/2044	4,060	4,253,173
BAM Series 2024-A 4.00%, 11/15/2048	6,500	5,834,920
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2017-S 5.00%, 07/15/2036	10,245	10,468,311
Series 2018-S 5.00%, 07/15/2031	18,035	18,965,216
5.00%, 07/15/2032	15,945	16,740,600
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2017-A 5.00%, 08/01/2033	4,860	4,993,275
Series 2024 5.00%, 11/01/2026	4,875	4,944,636
5.00%, 11/01/2038	17,000	18,661,673
5.00%, 11/01/2039	3,400	3,702,797
Series 2025 5.00%, 05/01/2044	3,000	3,189,011
5.00%, 05/01/2045	4,985	5,254,195
Series 2025-H 5.00%, 11/01/2043	1,010	1,082,159
5.00%, 11/01/2044	5,140	5,463,838
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	2,255	2,302,105
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	400	397,841
New York Liberty Development Corp. (One Bryant Park LLC)
Series 2019 2.45%, 09/15/2069	$4,250	$4,039,149
2.80%, 09/15/2069	11,555	10,791,432
New York State Dormitory Authority (New York State Sales Tax) Series 2017-A 5.00%, 03/15/2039	14,705	14,924,403
Series 2018-C 5.00%, 03/15/2040	6,990	7,204,112
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2019-A 5.00%, 03/15/2036	10,000	10,532,703
Series 2021-A 4.00%, 03/15/2039	1,825	1,826,222
Series 2021-E 4.00%, 03/15/2037	19,200	19,411,359
Series 2022-A 4.00%, 03/15/2039	3,500	3,500,934
Series 2024-A 5.00%, 03/15/2042	5,000	5,374,492
5.00%, 03/15/2046	2,840	2,971,520
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025-A 5.00%, 03/15/2045	8,980	9,538,687
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2028	22,110	22,766,194
5.00%, 01/01/2029	27,145	27,903,154
Series 2023 5.625%, 04/01/2040	7,000	7,355,435
6.00%, 04/01/2035	5,000	5,482,500
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2040	4,015	4,153,462
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	2,095	2,094,898
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2018-2 5.00%, 09/15/2026	4,000	4,037,971
5.00%, 09/15/2031	3,475	3,587,955
Series 2019 4.00%, 11/01/2037	2,915	2,858,328
Series 2021-2 4.00%, 07/15/2037	2,980	2,934,540

2026 Semi-Annual Report	19

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
Series 2024-2 5.00%, 09/01/2030	$5,460	$5,910,148
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034	1,000	1,023,428
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization)
Series 2021 5.00%, 06/01/2027	1,045	1,068,489
5.00%, 06/01/2029	2,080	2,196,330
5.00%, 06/01/2033	2,395	2,580,036
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034	14,725	12,583,103
2.591%, 05/15/2036	2,000	1,654,488
Series 2023 5.00%, 11/15/2041	4,025	4,371,717
Series 2026 5.00%, 02/01/2028	7,500	7,826,378
5.00%, 02/01/2029	1,965	2,091,951
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 03/01/2028	2,500	2,614,992

		452,188,702

North Carolina–0.6%
County of Wake NC (County of Wake NC) Series 2026 5.00%, 04/01/2037(i)	3,100	3,554,329
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2025 3.125%, 12/01/2027	3,765	3,765,388
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2022-A 5.00%, 07/01/2035	1,740	1,855,815
5.00%, 07/01/2036	1,500	1,590,545
5.00%, 07/01/2037	1,250	1,318,191
5.25%, 07/01/2038	1,200	1,289,304
5.25%, 07/01/2039	1,300	1,390,356
5.25%, 07/01/2040	3,220	3,429,011
5.25%, 07/01/2042	1,140	1,204,562
AG Series 2023 5.00%, 07/01/2036	650	694,686
5.00%, 07/01/2037	1,400	1,486,944
5.00%, 07/01/2038	420	443,588
5.25%, 07/01/2041	1,000	1,069,786
5.25%, 07/01/2042	1,000	1,064,413
North Carolina Medical Care Commission (Deerfield Episcopal Retirement Community Obligated Group) Series 2026 3.20%, 11/01/2030	$2,130	$2,112,226
North Carolina Medical Care Commission (Duke University Health System Obligated Group) Series 2025-A 5.00%, 06/01/2029	4,000	4,273,390

		30,542,534

North Dakota–0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2028	2,000	2,015,144
5.00%, 06/01/2030	3,000	3,010,681
5.00%, 06/01/2031	1,665	1,668,189

		6,694,014

Ohio–2.0%
Akron Bath Copley Joint Township Hospital District (Prerefunded–US Treasuries) Series 2020 4.00%, 11/15/2038	5,700	5,997,087
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 5.00%, 06/01/2036	1,935	2,027,997
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2034	3,120	3,423,280
5.25%, 01/01/2045	3,205	3,341,982
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health) Series 2017-A 5.00%, 08/01/2026	2,700	2,720,410
5.00%, 08/01/2027	8,465	8,716,663
5.00%, 08/01/2028	1,955	2,031,929
5.00%, 08/01/2042	3,055	3,101,169
Series 2020 5.00%, 12/01/2028	5,400	5,700,040
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2027	2,710	2,739,359
County of Franklin OH (Nationwide Children’s Hospital) Series 2017-A 5.00%, 11/01/2031	1,000	1,031,553

20	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	$4,045	$4,097,212
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 5.50%, 12/01/2027	300	303,015
6.375%, 12/01/2037	5,000	5,315,532
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,052,415
Ohio Air Quality Development Authority (American Electric Power) Series 2024 3.70%, 04/01/2028	10,400	10,466,118
3.70%, 07/01/2028	1,750	1,761,844
3.75%, 01/01/2029	6,000	6,054,053
Ohio Air Quality Development Authority (Ohio Valley Electric) Series 2026 3.875%, 01/01/2036	1,100	1,085,831
4.35%, 06/30/2040	1,250	1,229,023
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.00%, 10/01/2035	1,195	1,242,922
Ohio Higher Educational Facility Commission (Oberlin College) Series 2023 5.00%, 10/01/2037	1,270	1,388,227
5.00%, 10/01/2038	1,335	1,451,426
Ohio Water Development Authority Water Pollution Control Loan Fund (Ohio Water Development Authority Water Pollution Control Loan Fund) Series 2024-D 5.00%, 12/01/2034	7,705	8,844,227
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2029	1,000	1,069,387
Reynoldsburg City School District (Reynoldsburg City School District) Series 2013 4.919%, 09/01/2030	2,555	2,669,600
Series 2014 4.939%, 09/01/2032	2,955	3,113,386
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	4,885	5,471,928
State of Ohio (Prerefunded–US Treasuries) Series 2024 5.00%, 01/01/2035	$115	$130,111
State of Ohio (State of Ohio Fed Hwy Grant) Series 2018-1 5.00%, 12/15/2028	2,000	2,009,886
State of Ohio (State of Ohio) Series 2026-A 5.00%, 09/15/2035	3,460	3,987,344

		103,574,956

Oklahoma–0.3%
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.38%, 11/01/2045	4,000	3,782,197
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	4,245	4,393,930
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-B 5.00%, 01/01/2032	2,500	2,760,464
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	3,225	3,654,502

		14,591,093

Oregon–0.5%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2030	415	448,050
5.00%, 08/15/2031	1,245	1,340,686
5.00%, 08/15/2033	1,030	1,098,773
5.00%, 08/15/2034	875	928,164
5.00%, 08/15/2035	755	796,070
5.00%, 08/15/2036	1,300	1,363,523
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2040	7,155	6,859,591
Series 2023 5.25%, 07/01/2041	4,455	4,780,328
Series 2024-T 5.00%, 07/01/2032	1,950	2,131,888
Salem Hospital Facility Authority (Salem Health Obligated Group) Series 2019 5.00%, 05/15/2038	2,205	2,283,997

2026 Semi-Annual Report	21

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
Tri-County Metropolitan Transportation District of Oregon (Tri-County Metropolitan Transportation District of Oregon) Series 2018-A 5.00%, 10/01/2028	$2,335	$2,435,237
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2043	2,000	897,469

		25,363,776

Other–2.3%
2026 Loan Holding-1 (2026 Loan Holding-1) Series 2026-C 3.30% (MUNIPSA + 0.88%), 10/01/2027(a)(b)	15,400	15,424,178
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML10) Series 2021-ML10, Class ACA 2.046%, 06/25/2038	1,874	1,549,825
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,703	3,770,683
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML12) Series 2021-ML12, Class AUS 2.34%, 07/25/2041	7,119	5,854,907
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML21) Series 2024-ML21, Class AUS 4.326%, 08/25/2041	8,316	8,521,364
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.27%, 10/25/2040	985	999,335
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.291%, 04/25/2042	2,083	2,182,374
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML24) Series 2024-ML24, Class AUS 3.869%, 05/25/2041	10,421	10,330,830
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.759%, 08/25/2041	9,923	10,291,977
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 4.837%, 03/25/2042	$9,995	$10,248,356
Series 2025-M 4.095%, 11/25/2042	6,458	6,600,159
4.604%, 06/25/2042	3,993	4,084,204
Series 2026-M 4.64%, 10/25/2040	5,000	5,164,283
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M051) Series M051, Class A 2.65%, 06/15/2035	4,555	3,847,889
Illinois Housing Development Authority (FCR 2019-A) Series 2019-A, Class 1 3.87%, 11/15/2035(a)	23,326	21,043,807
Illinois Housing Development Authority (FCR 2019-C) Series 2019-C, Class 1 3.87%, 11/15/2035(a)	5,504	4,965,803
Illinois Housing Development Authority (FCR 2019-D) Series 2019-D, Class 1 3.87%, 11/01/2051(a)	5,026	4,534,292
Illinois Housing Development Authority (FCR 2019-E) Series 2019-E, Class 1
3.87%, 11/15/2035(a)	3,285	2,964,010

		122,378,276

Pennsylvania–4.6%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 3.12% (RFUCCT1Y + 0.70%), 11/15/2047(b)	10,000	9,927,650
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 7.00%, 06/30/2039	1,000	839,476
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(a)	875	877,187
City of Philadelphia PA (City of Philadelphia PA) Series 2017-A 5.00%, 08/01/2028	12,310	12,664,974
Series 2019-A 5.00%, 08/01/2026	1,420	1,431,116
Series 2025-A 5.00%, 08/01/2042	4,500	4,896,185

22	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
City of Philadelphia PA Airport Revenue (City of Philadelphia PA Airport Revenue) Series 2021 5.00%, 07/01/2028	$10,350	$10,812,155
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2026 5.00%, 04/01/2027	10,250	10,504,350
5.00%, 08/01/2027	1,380	1,425,273
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) AG Series 2022 4.00%, 07/01/2038	10,000	9,801,668
4.00%, 07/01/2039	6,000	5,805,046
Lancaster Municipal Authority (Garden Spot Village Obligated Group) Series 2024 5.00%, 05/01/2031	210	224,055
5.00%, 05/01/2032	300	322,325
5.00%, 05/01/2033	400	431,074
5.00%, 05/01/2034	420	452,652
5.00%, 05/01/2044	1,300	1,323,339
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2027	965	980,031
5.00%, 12/01/2032	2,750	2,794,779
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2026	1,400	1,412,785
5.00%, 09/01/2027	1,750	1,803,220
5.00%, 09/01/2028	1,500	1,565,161
5.00%, 09/01/2029	3,000	3,125,884
5.00%, 09/01/2030	3,000	3,120,136
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2038	3,350	3,600,126
5.50%, 06/30/2039	5,455	5,833,921
5.50%, 06/30/2040	5,000	5,323,009
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2026 5.45%, 03/01/2056(a)	1,000	1,001,075
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2026	$8,540	$8,574,178
5.00%, 12/31/2026	4,500	4,517,860
5.00%, 06/30/2027	12,450	12,497,565
5.00%, 12/31/2027	6,000	6,021,989
5.00%, 06/30/2028	10,790	10,827,650
5.00%, 12/31/2028	8,910	8,940,551
5.00%, 06/30/2042	1,015	1,015,579
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 3.12% (MUNIPSA + 0.70%), 11/15/2047(b)	15,140	15,082,859
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2017-B 5.00%, 06/01/2028	7,025	7,217,324
5.00%, 06/01/2030	6,255	6,416,933
Series 2019 5.00%, 12/01/2029	8,000	8,495,707
Pennsylvania Turnpike Commission (Prerefunded–US Treasuries)
Series 2016-A 5.00%, 12/01/2041	5,000	5,019,914
Philadelphia Authority for Industrial Development (MaST Community Charter School III)
Series 2021 5.00%, 08/01/2030	655	670,091
5.00%, 08/01/2040	3,445	3,432,073
Philadelphia Authority for Industrial Development (St. Joseph’s University)
Series 2020 5.00%, 11/01/2027	835	860,248
5.00%, 11/01/2028	1,000	1,045,609
5.00%, 11/01/2029	1,000	1,058,410
5.00%, 11/01/2030	1,750	1,848,541
5.00%, 11/01/2031	1,685	1,771,135
5.00%, 11/01/2032	1,810	1,896,220
5.00%, 11/01/2033	1,750	1,826,361
5.00%, 11/01/2034	2,110	2,193,751
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority)
AG Series 2023-C 3.341% (SOFR + 0.80%), 09/01/2040(a)(b)	26,000	25,810,132
School District of Philadelphia (The) (School District of Philadelphia/The)
Series 2023-A 5.25%, 09/01/2038	2,000	2,207,089
5.25%, 09/01/2039	3,695	4,047,363

		245,593,784

2026 Semi-Annual Report	23

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
Puerto Rico–0.3%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico)
Series 2021-A
Zero Coupon, 07/01/2033	$1,346	$977,067
5.625%, 07/01/2029	1,982	2,092,713
Series 2022-C
Zero Coupon, 11/01/2043	3,591	2,406,004
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority)
Series 2021-C 3.50%, 07/01/2026(a)	2,000	1,998,260
3.75%, 07/01/2027(a)	2,000	1,999,590
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority)
AG Series 2007-V 5.25%, 07/01/2031	5,150	5,238,376
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC)
Series 2024 6.50%, 01/01/2041	2,000	2,272,949

		16,984,959

Rhode Island–0.0%
Providence Public Building Authority (City of Providence RI Lease)
AG Series 2020-A 5.00%, 09/15/2032	2,195	2,311,701

South Carolina–2.8%
Kershaw County School District/SC (Kershaw County School District/SC)
Series 2018-A 5.00%, 03/01/2029	2,000	2,065,674
Patriots Energy Group Financing Agency (Royal Bank of Canada)
Series 2023
5.25%, 02/01/2054	50,000	53,375,185
Series 2023-B 4.346% (SOFR + 1.90%), 02/01/2054(b)	18,000	18,596,495
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group)
Series 2023-A 5.25%, 10/01/2054	7,460	8,021,311
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health)
Series 2025 5.25%, 11/01/2043	3,500	3,759,958
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group)
Series 2025 6.25%, 10/15/2042(a)	2,000	2,037,627
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC)
Series 2021 6.00%, 06/01/2031(c)(d)(e)	$1,445	$158,950
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group)
Series 2024 5.00%, 11/01/2034	10,000	11,098,774
5.00%, 11/01/2039	18,615	20,065,040
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group)
Series 2018 5.00%, 05/01/2038	7,500	7,701,252
South Carolina Jobs-Economic Development Authority (Rolling Green Village)
Series 2025 4.00%, 12/01/2030	1,990	1,993,548
South Carolina Ports Authority (South Carolina Ports Authority)
Series 2018 5.00%, 07/01/2031	1,945	2,012,196
South Carolina Public Service Authority (Prerefunded–US Treasuries)
Series 2016-A 5.00%, 12/01/2030	465	466,892
5.00%, 12/01/2034	325	326,322
South Carolina Public Service Authority (South Carolina Public Service Authority)
Series 2016-A 5.00%, 12/01/2030	970	973,326
5.00%, 12/01/2034	675	676,928
Series 2020-A 5.00%, 12/01/2043	1,800	1,870,244
Series 2021-B 5.00%, 12/01/2043	6,350	6,638,637
Series 2024-B 4.125%, 12/01/2044	1,200	1,140,602
Series 2025-B 5.00%, 12/01/2044	3,695	3,912,010

		146,890,971

South Dakota–0.1%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group)
Series 2017 5.00%, 09/01/2029	3,400	3,483,485
5.00%, 09/01/2030	3,625	3,707,887

		7,191,372

24	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
Tennessee–2.3%
City of Memphis TN (City of Memphis TN)
Series 2024-B 5.00%, 04/01/2041	$7,040	$7,544,073
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group)
Series 2024 5.00%, 07/01/2034	5,500	6,150,727
Metropolitan Government of Nashville & Davidson County TN (Metropolitan Govt of Nashville & Davidson County TN)
Series 2024-C 5.00%, 01/01/2041	5,570	6,024,689
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The)
Series 2022-B 5.50%, 07/01/2039	2,500	2,725,358
Series 2026-B 5.00%, 07/01/2034	3,000	3,315,759
5.00%, 07/01/2036	2,000	2,210,869
5.00%, 07/01/2037	1,000	1,096,645
5.00%, 07/01/2038	1,800	1,959,848
Series 2026-D 5.00%, 07/01/2032	1,535	1,678,179
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I)
Series 2024 5.00%, 06/01/2044(a)	1,250	1,243,751
Tennergy Corp./TN (Nomura Holdings, Inc.)
Series 2022-A 5.50%, 10/01/2053	21,150	22,482,852
Tennessee Energy Acquisition Corp. (Goldman Sachs Group)
Series 2023-A 5.00%, 05/01/2053	43,555	44,925,232
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance)
Series 2026-A 5.00%, 11/01/2034	10,370	11,065,489
Tennessee Energy Acquisition Corp. (Pacific Life Insurance)
Series 2025-A 5.00%, 12/01/2035	10,000	10,588,336

		123,011,807

Texas–6.7%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools)
Series 2024 4.125%, 06/15/2034(a)	850	840,710
Series 2025 5.00%, 06/15/2035(a)	$1,000	$1,043,086
Arlington Higher Education Finance Corp. (Cypress Christian School)
Series 2024-2 5.75%, 06/01/2043(a)	2,000	2,038,964
Arlington Higher Education Finance Corp. (Magellan School/The)
Series 2022 6.00%, 06/01/2042(a)	1,000	1,006,937
City of Arlington TX (City of Arlington TX)
Series 2024-A 5.00%, 08/15/2026	3,795	3,830,769
City of Austin TX Airport System Revenue (City of Austin TX Airport System Revenue)
Series 2022 5.00%, 11/15/2039	2,260	2,379,297
City of Dallas TX (City of Dallas TX)
Series 2023-A 5.00%, 02/15/2039	2,000	2,161,751
5.00%, 02/15/2043	6,700	7,119,397
Series 2024-B 5.00%, 02/15/2027	7,305	7,461,320
City of El Paso TX Water & Sewer Revenue (City of El Paso TX Water & Sewer Revenue)
Series 2022 5.00%, 03/01/2037	4,275	4,541,801
5.00%, 03/01/2039	3,880	4,084,758
City of Frisco TX (City of Frisco TX)
Series 2024 5.00%, 02/15/2042	1,140	1,228,392
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue)
Series 2018-C 5.00%, 07/01/2029	2,450	2,549,379
Series 2021-A 4.00%, 07/01/2041	1,140	1,072,071
Series 2025-A 5.00%, 07/01/2033	5,710	6,247,047
5.00%, 07/01/2035	8,000	8,845,749
5.25%, 07/01/2036	4,000	4,484,617
5.25%, 07/01/2037	2,000	2,225,333
5.25%, 07/01/2038	2,285	2,521,396
AG Series 2023 5.00%, 07/01/2032	12,095	13,223,173
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	15,135	15,519,659

2026 Semi-Annual Report	25

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
Series 2024-B 5.50%, 07/15/2036	$5,495	$5,791,187
5.50%, 07/15/2039	3,715	3,848,447
Series 2025 5.25%, 07/15/2030	2,000	2,093,087
City of Houston TX Combined Utility System Revenue (City of Houston TX Combined Utility System Revenue) Series 2018-D 5.00%, 11/15/2043	5,720	5,873,397
City of Houston TX Hotel Occupancy Tax & Special Revenue (City of Houston TX Hotel Occupancy Tax & Special Revenue) Series 2026 5.00%, 09/01/2042(i)	1,890	2,035,926
AG Series 2026 5.00%, 09/01/2045(i)	4,000	4,216,971
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2024-A 5.25%, 02/01/2043	5,000	5,480,719
County of Harris TX (County of Harris TX) Series 2025-A 5.00%, 09/15/2026	5,500	5,563,015
5.00%, 09/15/2027	3,515	3,641,135
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2023-C 5.00%, 11/01/2028	6,500	6,829,140
5.00%, 11/01/2032	5,500	6,016,558
Series 2025-A 5.00%, 11/01/2033	1,450	1,594,921
5.00%, 11/01/2034	4,490	4,958,144
5.00%, 11/01/2035	1,550	1,699,458
5.25%, 11/01/2038	11,950	13,093,852
Dallas Independent School District (Dallas Independent School District) Series 2026-B 5.00%, 02/15/2056	2,500	2,672,796
El Paso County Hospital District (El Paso County Hospital District) AG Series 2024 5.00%, 08/15/2039	5,000	5,354,106
5.00%, 08/15/2040	2,000	2,129,180
Grand Parkway Transportation Corp. (Grand Parkway Transportation) Series 2013
5.80%, 10/01/2045(j)	4,000	4,188,168
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital Obligated Group) Series 2026-A 5.00%, 12/01/2029	6,100	6,582,717
5.00%, 12/01/2036	$1,450	$1,645,601
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 3.27% (MUNIPSA + 0.85%), 07/01/2049(b)	7,545	7,545,478
Series 2024 5.00%, 07/01/2034	3,875	4,335,837
5.00%, 07/01/2036	7,300	8,015,972
Harris County Hospital District (Harris County Hospital District) Series 2016 5.00%, 02/15/2027	2,465	2,468,819
Harris County Housing Finance Corp. (Kobayashi Baypointe Apartments) Series 2025 2.95%, 09/01/2043	2,000	1,992,172
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A 5.00%, 12/01/2028	200	207,447
5.00%, 12/01/2029	500	523,175
5.00%, 12/01/2030	500	527,234
5.00%, 12/01/2031	500	530,625
5.00%, 12/01/2032	795	840,134
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2026	600	602,585
5.00%, 10/15/2029	600	602,124
5.00%, 10/15/2030	1,000	1,003,232
5.00%, 10/15/2031	1,020	1,022,997
Leander Independent School District (Leander Independent School District) Series 2016-A Zero Coupon, 08/16/2042	2,000	947,342
Legacy Denton Public Facility Corp. (LDG Vintage Ranch LP) Series 2022 5.00%, 04/01/2043	15,000	15,000,000
Longview Independent School District (Prerefunded–US Treasuries) Series 2017 4.00%, 02/15/2037	2,130	2,169,783
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	9,240	9,250,802
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2026	2,000	2,017,795

26	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
5.00%, 08/15/2028	$2,750	$2,830,101
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2035	1,300	1,251,076
Series 2022 4.00%, 01/01/2032	840	787,407
4.00%, 01/01/2037	1,155	1,034,963
New Hope Cultural Education Facilities Finance Corp. (Prerefunded–Others) Series 2017-A 5.00%, 04/01/2028	1,130	1,158,346
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 5.75%, 07/01/2035(a)	1,500	1,529,990
6.25%, 07/01/2045(a)	1,155	1,155,571
North Texas Tollway Authority (North Texas Tollway Authority) Series 2024-B 5.00%, 01/01/2034	13,995	15,698,401
Plano Independent School District (Plano Independent School District) Series 2025 5.00%, 02/15/2027	11,000	11,241,154
Port Arthur Housing Authority (Foothill Willow Lakes LLC) Series 2026-A 3.90%, 04/01/2036	6,900	6,909,124
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(a)	6,575	5,977,418
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(a)	1,285	1,220,311
10.00%, 07/01/2026(a)	2,000	2,001,701
Rockwall Independent School District (Rockwall Independent School District) Series 2018 5.00%, 02/15/2043	3,000	3,055,145
State of Texas (State of Texas) Series 2021-B 4.00%, 08/01/2026	2,335	2,337,677
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025 5.00%, 11/15/2064	5,000	5,522,036
Series 2025-A 5.00%, 11/15/2038	$4,650	$5,112,214
5.00%, 11/15/2040	4,650	5,047,573
Texas Department of Transportation State Highway Fund (Texas Dept. of Transportation State Highway Fund) Series 2016-A 5.00%, 10/01/2026	7,210	7,300,722
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.507% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(b)	1,430	1,432,937
Series 2012-C 3.288% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(b)	2,890	2,892,384
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	7,845	8,333,798
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	3,200	3,397,681
Texas State University System (Texas State University System) Series 2024 5.00%, 03/15/2042	2,900	3,123,977
University of Houston (University of Houston) Series 2020-A 5.00%, 02/15/2027	4,000	4,084,164
Series 2022-A 5.00%, 02/15/2040	1,750	1,856,833

		355,630,388

Utah–1.4%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2021-A 4.00%, 07/01/2040	2,615	2,488,372
5.00%, 07/01/2029	3,365	3,566,732
5.00%, 07/01/2030	7,670	8,226,244
Series 2023-A 5.00%, 07/01/2032	9,270	10,134,668
5.00%, 07/01/2034	4,850	5,306,107
Series 2025-A 5.00%, 07/01/2035	1,705	1,885,250
5.00%, 07/01/2036	1,255	1,379,556
5.00%, 07/01/2038	1,645	1,782,190
BAM Series 2018-A
5.00%, 07/01/2043	17,000	17,246,196

2026 Semi-Annual Report	27

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
Downtown Daybreak Public Infrastructure District No. 1 (Downtown Daybreak Public Infrastructure District No. 1) Series 2026 5.00%, 03/01/2041(a)	$1,000	$1,002,102
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	1,600	1,563,156
Intermountain Power Agency (Intermountain Power Agency) Series 2022-A 5.00%, 07/01/2028	3,500	3,679,962
5.00%, 07/01/2042	2,360	2,477,460
Series 2023 5.00%, 07/01/2039	5,000	5,351,936
Series 2024-A 5.00%, 07/01/2039	2,915	3,148,856
Mida Mountain Village Public Infrastructure District (Mida Mountain Village Public Infrastructure District) Series 2025-1 5.25%, 06/01/2045(a)	1,135	1,147,027
Utah Transit Authority (Utah Transit Authority Sales Tax) Series 2015-A 5.00%, 06/15/2026	1,305	1,307,573
AG Series 2006-C 5.25%, 06/15/2032	1,590	1,754,344

		73,447,731

Virginia–1.0%
County of Chesterfield VA (County of Chesterfield VA) Series 2025-B 5.00%, 01/01/2027	6,150	6,267,453
County of Loudoun VA (County of Loudoun VA) Series 2022-A 5.00%, 12/01/2026	9,295	9,451,900
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M042) Series M042, Class A 2.60%, 11/15/2033	8,965	7,766,677
Federal Home Loan Mortgage Corp. VA FEDMFH (Freddie Mac Multifamily Variable Rate Certificate) Series M046, Class A 2.625%, 06/15/2035	9,035	7,917,988
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	1,000	1,007,050
Virginia College Building Authority (Washington & Lee University)
Series 2021 3.00%, 01/01/2040	$4,345	$3,534,288
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 07/01/2030	2,000	2,033,490
4.00%, 01/01/2032	5,030	5,083,319
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 5.00%, 01/01/2029	1,400	1,471,618
5.00%, 01/01/2030	1,650	1,735,265
5.00%, 01/01/2031	1,250	1,313,308
5.00%, 01/01/2033	1,750	1,834,903
5.00%, 01/01/2034	1,600	1,675,765
5.00%, 01/01/2035	1,570	1,642,762

		52,735,786

Washington–2.7%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Authority Sales & Use Tax) Series 2009-2 5.491%, 11/01/2039	5,000	5,076,306
Energy Northwest (Bonneville Power Administration) Series 2021 5.00%, 07/01/2040	5,120	5,424,803
Port of Seattle WA (Port of Seattle WA) Series 2018-A 5.00%, 05/01/2038	4,015	4,061,342
Series 2019 5.00%, 04/01/2034	1,000	1,043,646
Series 2021 4.00%, 08/01/2041	5,000	4,812,631
5.00%, 08/01/2033	5,000	5,381,349
Series 2022 5.00%, 08/01/2030	1,250	1,345,102
5.00%, 08/01/2033	3,835	4,176,715
5.00%, 08/01/2042	5,000	5,220,815
Series 2024 5.25%, 07/01/2043	4,140	4,431,439
Series 2025-B 5.00%, 10/01/2029	2,100	2,238,210
5.00%, 10/01/2030	1,730	1,865,362
5.00%, 10/01/2033	7,430	8,185,000
5.00%, 10/01/2036	1,140	1,255,156
5.00%, 10/01/2037	7,500	8,195,186
5.00%, 10/01/2038	4,000	4,340,635
5.00%, 10/01/2039	3,445	3,703,354

28	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
Port of Tacoma WA (Port of Tacoma WA) Series 2016-B 5.00%, 12/01/2037	$6,835	$6,890,728
5.00%, 12/01/2038	6,775	6,823,999
Snohomish County School District No. 201 Snohomish (Snohomish County School District No. 201 Snohomish) Series 2025 5.00%, 12/01/2027	3,000	3,122,130
Snohomish County School District No. 6 Mukilteo (Snohomish County School District No. 6 Mukilteo) Series 2022 5.00%, 12/01/2026	1,630	1,657,525
Spokane County School District No. 81 Spokane (Spokane County School District No. 81 Spokane) Series 2012 3.00%, 12/01/2031	10,000	9,701,153
State of Washington (State of Washington) Series 2017 5.00%, 08/01/2030	5,440	5,609,520
Series 2026-C 5.00%, 02/01/2038	5,260	5,937,000
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	2,175	2,188,053
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2017 5.00%, 08/15/2027	2,175	2,238,823
5.00%, 08/15/2028	3,700	3,801,944
5.00%, 08/15/2030	8,005	8,205,589
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.875%, 07/01/2043(a)	2,025	2,143,890
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	4,568	4,376,887
Series 2021-1, Class X 0.726%, 12/20/2035(f)	3,015	108,938
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class X 1.362%, 04/20/2037(f)	9,754	911,119
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 3.812%, 03/01/2050	$3,264	$3,142,918
Washington State Housing Finance Commission (WSHFC 2025-1) Series 2025-1, Class A1 3.685%, 08/20/2063	6,463	6,122,489

		143,739,756

West Virginia–0.2%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020
4.875%, 06/01/2049	10,625	10,424,447

Wisconsin–2.6%
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A1 4.126%, 01/20/2041	6,672	6,298,103
State of Wisconsin (Prerefunded–US Treasuries) Series 2019-A 5.00%, 05/01/2027	12,500	12,832,024
5.00%, 05/01/2028	12,000	12,318,743
State of Wisconsin (State of Wisconsin) Series 2027-1 5.00%, 05/01/2030(i)	1,400	1,490,123
University of Wisconsin Hospitals & Clinics (University of Wisconsin Hospitals & Clinics Authority Obligated Group) Series 2024-B 5.00%, 04/01/2054	10,000	10,852,495
Wisconsin Center District (Wisconsin Center District) AG Series 2020-C Zero Coupon, 12/15/2028	1,075	988,576
Zero Coupon, 12/15/2030	2,140	1,828,845
Zero Coupon, 12/15/2032	2,800	2,206,479
Zero Coupon, 12/15/2034	2,500	1,797,421
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2022 2.60% (MUNIPSA + 0.18%), 08/15/2054(b)	4,000	3,991,744
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	1,060	1,083,471

2026 Semi-Annual Report	29

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2034	$2,500	$2,536,585
4.00%, 10/15/2035	1,000	1,008,130
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) Series 2025 5.00%, 08/15/2030	9,380	10,123,033
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(a)	1,465	1,562,692
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	2,000	939,767
Wisconsin Public Finance Authority (Carmelite System Obligated Group) Series 2020
5.00%, 01/01/2040	3,750	3,802,680
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2042	2,000	2,039,494
5.50%, 02/01/2042(a)	6,955	7,192,928
Wisconsin Public Finance Authority (Duke Energy Progress LLC) Series 2022 3.30%, 10/01/2046	5,315	5,320,690
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(a)	5,520	1,727,708
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	1,361	975,956
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	342	265,647
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,800	1,838,245
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	6,000	6,216,817
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)	$1,905	$1,896,334
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	1,000	1,000,822
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2035	615	559,658
4.00%, 02/01/2036	3,335	2,988,404
4.00%, 02/01/2038	3,575	3,128,406
4.00%, 02/01/2040	3,945	3,351,127
Series 2022 5.00%, 02/01/2031	3,375	3,373,666
5.00%, 02/01/2032	2,545	2,536,487
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2026 5.00%, 06/15/2036(a)(i)	1,750	1,757,351
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019
5.00%, 10/01/2026(a)	3,605	3,625,273
5.00%, 10/01/2029(a)	835	864,143
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority) 5.50%, 12/15/2038(a)	1,201	1,201,991
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-MF Affordable Housing) Series 2024-1 4.10%, 09/25/2039	3,042	2,921,250
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-Muni Certificates) Series 2026 3.625%, 06/15/2063	4,800	4,766,592

		135,209,900

Total Long-Term Municipal Bonds (cost $4,775,686,007)		4,743,938,579

Short-Term Municipal Notes–8.7%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 2.70%, 01/01/2046(k)	2,785	2,785,000
City of Cranston RI (City of Cranston RI) Series 2025-1 4.00%, 08/19/2026	5,250	5,277,453

30	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value
City of Danbury CT (City of Danbury CT) Series 2026 4.00%, 02/22/2027	$10,000	$10,137,796
City of Hoboken NJ (City of Hoboken NJ) Series 2026-A 4.00%, 03/08/2027	10,000	10,142,074
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	23,785	23,922,197
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 09/29/2026	19,025	19,251,184
City of Rochester NY (City of Rochester NY) Series 2025-I 4.00%, 07/30/2026	15,000	15,072,097
Clover School District No. 2 (Clover School District No. 2) Series 2025 5.00%, 10/01/2026	18,095	18,318,133
Cobb County School District (Cobb County School District) Series 2026 4.00%, 12/15/2026	15,000	15,157,787
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center) Series 2012 2.70%, 01/01/2039(k)	5,025	5,025,000
Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) Series 2020 2.70%, 12/01/2052(k)	7,500	7,500,000
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2025 5.00%, 06/30/2026	34,100	34,303,250
Series 2026 5.00%, 06/30/2026	27,000	27,164,403
Connetquot Central School District of Islip (Connetquot Central School District of Islip) Series 2025 4.00%, 06/18/2026	9,000	9,029,691
County of Hudson NJ (County of Hudson NJ) Series 2026 4.00%, 02/24/2027	10,000	10,131,532
County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2025-B 5.00%, 10/01/2026	$8,600	$8,704,729
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2019 2.85%, 11/15/2045(k)	10,000	10,000,000
County of Suffolk NY (County of Suffolk NY) Series 2025 4.00%, 07/24/2026	13,500	13,564,427
District of Columbia (MedStar Health Obligated Group) Series 2017-A 2.70%, 08/15/2038(k)	11,675	11,675,000
Essex County Improvement Authority (County of Essex NJ) Series 2026 4.00%, 03/12/2027	4,500	4,565,172
Green Lake Township Economic Development Corp. (Interlochen Center for the Arts) Series 2023 2.70%, 06/01/2034(k)	3,500	3,500,000
Greenville County School District (Greenville County School District) Series 2025-C 5.00%, 06/29/2026	5,980	6,014,870
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026	14,500	14,601,262
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 2.80%, 03/01/2048(k)	4,915	4,915,000
Jersey City Redevelopment Agency (Jersey City Redevelopment Agency) Series 2025 5.00%, 12/09/2026	3,360	3,414,908
Long Beach Unified School District (Long Beach Unified School District) Series 2026-B 5.00%, 08/01/2026(i)	10,000	10,076,534
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016-B 2.70%, 10/01/2039(k)	1,950	1,950,000

2026 Semi-Annual Report	31

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
Monmouth County Improvement Authority (The) (Monmouth County Improvement Authority/The) Series 2026 4.00%, 03/12/2027	$4,500	$4,562,164
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.87%, 03/01/2029(k)	12,955	12,955,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.87%, 03/01/2029(k)	15,515	15,515,000
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.87%, 10/01/2047(a)(k)	5,000	5,000,000
Orangeburg County School District (Orangeburg County School District) Series 2025 5.00%, 08/13/2026	25,000	25,224,693
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 2.75%, 08/01/2034(k)	8,500	8,500,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 2.70%, 11/01/2061(k)	3,690	3,690,000
School District of Broward County/FL (School District of Broward County/FL) Series 2025 4.00%, 06/25/2026	19,510	19,575,468
Tarrant County Housing Finance Corp. (One Oaklake VIII LLC) Series 2003
2.49%, 02/15/2036(k)	245	245,000
Town of Greenwich CT (Town of Greenwich CT) Series 2026 4.00%, 02/04/2027	15,390	15,597,639
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 08/21/2026	27,970	28,123,922
Series 2026 4.00%, 03/05/2027	5,500	5,577,411
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2018-2 2.75%, 01/01/2031(k)	$3,500	$3,500,000
Series 2025 5.00%, 05/15/2026	4,875	4,890,792

Total Short-Term Municipal Notes (cost $459,286,070)		459,156,588

Total Municipal Obligations (cost $5,234,972,077)		5,203,095,167

CORPORATES—INVESTMENT GRADE–0.7%

Industrial–0.7%
Consumer Non-Cyclical–0.7%
Baylor Scott & White Holdings Series 2021 1.777%, 11/15/2030	5,000	4,440,150
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	7,000	4,984,280
Novant Health, Inc. 2.637%, 11/01/2036	19,100	15,147,637
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	10,000	8,536,600
Sutter Health Series 20A 3.161%, 08/15/2040	4,000	3,086,520

		36,195,187

Transportation—Airlines–0.0%
United Airlines, Inc. 4.625%, 04/15/2029(a)	2,300	2,254,690

Total Corporates—Investment Grade (cost $47,298,893)		38,449,877

CORPORATES—NON-INVESTMENT GRADE–0.1%

Industrial–0.1%
Communications—Media–0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a) (cost $7,730,000)	7,730	6,613,324

32	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES–0.0%
Autos—Fixed Rate–0.0%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a) (cost $1,782,223)	$1,782	$1,799,664

Total Investments—99.2% (cost $5,291,783,193)		5,249,958,032

Other assets less liabilities—0.8%		41,511,757

Net Assets—100.0%		$5,291,469,789

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note 3)
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2026	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts

CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.86%	USD 65,440	$(3,242,655)	$(2,549,485)	$(693,170)
* Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
USD	81,000	10/15/2029	2.485%	CPI#	Maturity	$593,134	$—	$593,134
USD	27,700	10/15/2029	2.545%	CPI#	Maturity	121,952	—	121,952
USD	5,300	10/15/2029	2.569%	CPI#	Maturity	17,185	—	17,185

						$732,271	$—	$732,271

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
USD	57,300	07/30/2032	1 Day SOFR	3.712%	Annual	$(31,374)	$—	$(31,374)
USD	15,600	07/30/2032	1 Day SOFR	3.700%	Annual	(20,850)	—	(20,850)
USD	61,500	01/03/2033	1 Day SOFR	3.695%	Annual	(36,714)	—	(36,714)
USD	67,400	09/25/2035	3.587%	1 Day SOFR	Annual	1,439,568	—	1,439,568
USD	36,600	09/25/2035	3.509%	1 Day SOFR	Annual	1,025,369	—	1,025,369

						$2,375,999	$—	$2,375,999

2026 Semi-Annual Report	33

Schedule of Investments (continued)

INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund

Citibank NA	USD 57,160	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$2,868,193	$—	$2,868,193

* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $366,464,702 or 6.9% of net assets.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2026.
(c)	Non-income producing security.
(d)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of March 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	$ 2,077,317	$47,000	0.00%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	1,905,000	381,000	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031	10/04/2022	1,180,754	158,950	0.00%

(e)	Defaulted.
(f)	IO—Interest Only.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Fair valued by the Adviser.
(i)	When-Issued or delayed delivery security.
(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2026.
(k)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of March 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.5% and 0.0%, respectively.

Glossary:

AG—Assured Guaranty Inc.

AMT—Alternative Minimum Tax (subject to)

BAM—Build American Mutual

CDX-NAHY—North American High Yield Credit Default Swap

CHF—Collegiate Housing Foundation

CME—Chicago Mercantile Exchange

COP—Certificate of Participation

FHLMC—Federal Home Loan Mortgage Corporation

ID—Improvement District

MUNIPSA—SIFMA Municipal Swap Index

NATL—National Interstate Corporation

OSF—Order of St. Francis

PFA—Public Finance Authority

RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR—Secured Overnight Financing Rate

UPMC—University of Pittsburgh Medical Center

XLCA—XL Capital Assurance Inc.

See notes to financial statements.

34	Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

AB Core Bond Portfolio

March 31, 2026 (unaudited)

	Principal Amount (000)			U.S. $ Value

GOVERNMENTS—TREASURIES–29.1%
Japan–0.9%
Japan Government Thirty Year Bond Series 86 2.40%, 03/20/2055		JPY	8,224,100	$40,238,782

United States–28.2%
U.S. Treasury Bonds 1.75%, 08/15/2041		U.S.$	46,935	31,380,448
1.875%, 02/15/2051			125,178	69,493,460
2.00%, 11/15/2041			9,057	6,263,758
2.25%, 08/15/2046			12,530	8,164,078
2.375%, 02/15/2042			11,433	8,331,872
2.375%, 11/15/2049			2,885	1,838,286
2.50%, 02/15/2045			1,916	1,343,894
2.50%, 05/15/2046			23,956	16,458,521
3.00%, 05/15/2045			23,139	17,607,333
3.00%, 08/15/2048			20,827	15,281,811
3.00%, 02/15/2049			26,971	19,697,477
3.25%, 05/15/2042			11,593	9,553,192
3.375%, 08/15/2042			19,569	16,345,896
3.375%, 05/15/2044			5,710	4,665,732
3.50%, 02/15/2039			4,254	3,835,247
3.625%, 05/15/2053			27,235	21,834,650
3.75%, 11/15/2043			10,205	8,840,081
3.875%, 02/15/2043			12,073	10,725,839
3.875%, 05/15/2043			19,718	17,480,796
4.00%, 11/15/2042			33,530	30,344,650
4.125%, 08/15/2053			30,804	27,021,234
4.25%, 02/15/2054			4,634	4,150,961
4.375%, 02/15/2038			9,484	9,461,373
4.375%, 11/15/2039			47,210	46,000,244
4.375%, 08/15/2043			19,182	18,106,293
4.50%, 02/15/2044			20,030	19,150,080
4.625%, 05/15/2054			16,704	15,929,021
4.75%, 11/15/2043			17,479	17,265,975
4.75%, 11/15/2053			24,746	24,062,007
U.S. Treasury Notes 3.50%, 04/30/2028			16,210	16,107,620
3.625%, 03/31/2028			28,384	28,283,203
3.625%, 05/31/2028			105,963	105,549,381
3.75%, 12/31/2028			80,830	80,672,229
3.875%, 12/31/2027			32,671	32,693,972
4.00%, 02/29/2028			13,956	14,002,639
4.00%, 01/31/2029			73,672	74,011,683
4.00%, 02/15/2034			35,083	34,611,967
4.125%, 03/31/2029			8,646	8,718,376
4.125%, 08/31/2030			23,463	23,644,572
4.125%, 11/15/2032			22,001	22,010,813
4.25%, 02/28/2029			15,011	15,183,392
4.375%, 08/31/2028			29,238	29,605,354
4.375%, 11/30/2028			47,131	47,786,314
	Principal Amount (000)			U.S. $ Value
4.375%, 05/15/2034	U.S.$		12,471	$12,601,758
4.50%, 05/31/2029			36,587	37,298,732
4.50%, 11/15/2033			17,484	17,846,829
4.625%, 04/30/2029			59,634	60,985,492
4.875%, 10/31/2028			95,833	98,280,824

				1,260,529,359

Total Governments—Treasuries (cost $1,391,053,437)				1,300,768,141

CORPORATES—INVESTMENT GRADE–26.6%

Industrial–13.9%
Basic–0.4%
Freeport Indonesia PT 4.763%, 04/14/2027(a)			904	902,083
Glencore Funding LLC 4.907%, 04/01/2028(a)			4,150	4,180,129
5.186%, 04/01/2030(a)			1,756	1,779,899
5.338%, 04/04/2027(a)			2,571	2,592,571
6.50%, 10/06/2033(a)			2,016	2,180,385
Marcobre SAC 5.75%, 01/22/2036(a)			1,689	1,635,628
Nexa Resources SA 6.75%, 04/09/2034(a)			1,853	1,929,436
Smurfit Westrock Financing DAC 5.418%, 01/15/2035			3,723	3,747,534

				18,947,665

Capital Goods–1.2%
Boeing Co. (The) 3.25%, 02/01/2028			4,850	4,752,951
Caterpillar Financial Services Corp. 4.45%, 10/16/2026			10,001	10,018,702
Flowserve Corp. 2.80%, 01/15/2032			4,669	4,120,953
General Electric Co. 4.90%, 01/29/2036			4,323	4,321,228
Republic Services, Inc. 4.75%, 07/15/2030			10,365	10,486,685
Waste Management, Inc. 4.50%, 03/15/2028			10,132	10,195,122
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030			10,353	10,461,603

				54,357,244

Communications—Media–0.3%
Meta Platforms, Inc. 5.50%, 11/15/2045			3,999	3,786,933
5.75%, 11/15/2065			4,126	3,826,618
Prosus NV 3.257%, 01/19/2027(a)			1,724	1,698,140
Time Warner Cable LLC 4.50%, 09/15/2042			2,370	1,777,500

				11,089,191

2026 Semi-Annual Report	35

Schedule of Investments (continued)

	Principal Amount (000)			U.S. $ Value
Communications—Telecommunications–0.2%
AT&T, Inc. 4.50%, 05/15/2035		U.S.$	2,034	$1,927,357
T-Mobile USA, Inc. 3.875%, 04/15/2030			1,696	1,651,107
TELUS Corp. 7.00%, 10/15/2055			4,120	4,182,295

				7,760,759

Consumer Cyclical—Automotive–1.5%
BMW US Capital LLC 4.60%, 08/13/2027(a)			10,014	10,042,840
4.65%, 03/19/2027(a)			317	318,347
Ford Motor Co. 3.25%, 02/12/2032			6,003	5,214,866
Ford Motor Credit Co. LLC 2.70%, 08/10/2026			902	895,307
5.918%, 03/20/2028			695	703,868
6.125%, 03/08/2034			3,932	3,891,658
General Motors Financial Co., Inc. 2.40%, 04/10/2028			783	750,866
4.90%, 10/06/2029			1,822	1,830,746
5.00%, 07/15/2027			2,061	2,072,707
5.55%, 07/15/2029			3,336	3,414,696
Honda Motor Co., Ltd. 4.436%, 07/08/2028			10,522	10,493,380
Hyundai Capital America 4.30%, 09/24/2027(a)			625	622,475
4.50%, 09/18/2030(a)			375	368,903
5.25%, 01/08/2027(a)			2,195	2,207,577
5.275%, 06/24/2027(a)			293	295,508
5.30%, 03/19/2027(a)			2,599	2,618,700
6.10%, 09/21/2028(a)			4,320	4,462,258
Mercedes-Benz Finance North America LLC 4.125%, 03/10/2028(a)			5,911	5,882,805
Toyota Motor Credit Corp. 4.80%, 05/15/2030			10,363	10,479,998

				66,567,505

Consumer Cyclical—Entertainment–0.1%
Hasbro, Inc. 4.65%, 03/12/2031			1,341	1,325,632
6.05%, 05/14/2034			2,322	2,417,945

				3,743,577

Consumer Cyclical—Other–0.8%
Flutter Treasury DAC 5.875%, 06/04/2031(a)			13,275	13,131,232
Las Vegas Sands Corp. 3.90%, 08/08/2029			7,323	7,065,084
Marriott International, Inc./MD 4.20%, 07/15/2027			10,684	10,667,974
5.10%, 05/01/2038			510	484,689
Sekisui House US, Inc. 6.00%, 01/15/2043			3,776	3,445,184

				34,794,163

	Principal Amount (000)			U.S. $ Value
Consumer Cyclical—Restaurants–0.2%
Starbucks Corp. 4.85%, 02/08/2027	U.S.$		9,151	$9,192,180

Consumer Cyclical—Retailers–0.2%
AutoNation, Inc. 4.45%, 01/15/2029			2,318	2,299,039
Ross Stores, Inc. 4.70%, 04/15/2027			7,988	7,995,269

				10,294,308

Consumer Non-Cyclical–2.7%
Altria Group, Inc. 3.40%, 05/06/2030			7,300	6,978,289
5.80%, 02/14/2039			6,302	6,328,657
BAT Capital Corp. 4.625%, 03/22/2033			2,906	2,843,405
5.35%, 08/15/2032			6,424	6,591,217
7.75%, 10/19/2032			704	807,565
Baxter International, Inc. 5.65%, 12/15/2035			6,489	6,340,142
Cargill, Inc. 4.125%, 10/23/2030(a)			7,256	7,143,387
5.125%, 10/11/2032(a)			3,643	3,735,204
Cencosud SA 5.95%, 05/28/2031(a)			1,110	1,132,145
General Mills, Inc. 4.70%, 01/30/2027			2,460	2,462,755
4.875%, 01/30/2030			7,545	7,592,156
Imperial Brands Finance PLC 3.875%, 07/26/2029(a)			244	238,063
4.50%, 06/30/2028(a)			848	848,594
5.875%, 07/01/2034(a)			7,441	7,658,724
Mars, Inc. 4.60%, 03/01/2028(a)			5,997	6,031,783
Mondelez International, Inc. 4.50%, 05/06/2030			6,469	6,445,000
Novartis Capital Corp. 3.90%, 11/05/2028			11,050	10,992,982
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031			5,660	4,831,716
Philip Morris International, Inc. 5.375%, 02/15/2033			8,162	8,389,067
5.625%, 11/17/2029			829	862,077
Roche Holdings, Inc. 4.075%, 12/02/2030(a)			742	732,302
4.203%, 09/09/2029(a)			10,206	10,185,384
Sysco Corp. 4.40%, 07/25/2031			5,173	5,014,758
Viatris, Inc. 2.70%, 06/22/2030			5,162	4,676,307

				118,861,679

Energy–2.7%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.35%, 06/15/2031			4,030	3,978,134

36	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Cenovus Energy, Inc. 4.65%, 03/20/2031	U.S.$	2,633	$2,615,412
5.40%, 03/20/2036		2,841	2,824,778
ConocoPhillips Co. 5.65%, 01/15/2065		10,063	9,589,737
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		6,461	5,643,942
4.375%, 01/15/2028		1,885	1,870,712
5.75%, 01/15/2031(a)		2,866	2,921,457
Devon Energy Corp. 5.60%, 07/15/2041		4,914	4,756,211
Eni SpA 5.75%, 05/19/2035(a)		10,363	10,745,498
Enterprise Products Operating LLC 5.95%, 02/01/2041		9,957	10,377,086
MPLX LP 5.30%, 04/01/2036		6,179	6,092,494
ONEOK, Inc. 3.10%, 03/15/2030		5,744	5,416,994
5.40%, 10/15/2035		6,434	6,393,594
6.05%, 09/01/2033		1,323	1,386,491
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		628	629,997
5.70%, 09/15/2034		9,697	9,910,625
Suncor Energy, Inc. 6.80%, 05/15/2038		3,011	3,287,350
Targa Resources Corp. 4.35%, 01/15/2029		4,095	4,077,105
4.90%, 09/15/2030		1,903	1,919,842
5.65%, 02/15/2036		2,106	2,135,252
6.05%, 05/15/2056		3,135	3,033,833
Var Energi ASA 7.50%, 01/15/2028(a)		5,044	5,270,425
Williams Cos., Inc. (The) 4.625%, 06/30/2030		5,930	5,925,078
4.80%, 11/15/2029		4,524	4,569,240
Woodside Finance Ltd.
5.40%, 05/19/2030		1,523	1,554,998
6.00%, 05/19/2035		3,979	4,143,134

			121,069,419

Services–0.5%
Amazon.com, Inc. 3.90%, 11/20/2028		5,533	5,507,327
4.875%, 03/13/2036		5,533	5,481,432
Global Payments, Inc. 4.875%, 11/15/2030		2,130	2,090,723
5.20%, 11/15/2032		2,185	2,120,433
Mastercard, Inc. 4.55%, 01/15/2035		7,332	7,198,558

			22,398,473

Technology–2.1%
Alphabet, Inc. 4.70%, 11/15/2035		1,657	1,637,630
5.45%, 11/15/2055		2,947	2,850,486
5.65%, 02/15/2056		3,849	3,833,681
5.70%, 11/15/2075		2,947	2,853,875
	Principal Amount (000)		U.S. $ Value
Apple, Inc. 4.10%, 08/08/2062	U.S.$	5,020	$3,825,842
Broadcom, Inc. 4.30%, 01/15/2031		5,140	5,097,287
4.90%, 07/15/2032		873	880,857
4.926%, 05/15/2037(a)		3,190	3,092,003
Cisco Systems, Inc. 4.75%, 02/24/2030		10,247	10,435,135
Dell International LLC/EMC Corp. 4.35%, 02/01/2030		10,401	10,292,621
5.30%, 04/01/2032		736	747,614
Fidelity National Information Services, Inc. 4.45%, 03/10/2028		3,441	3,430,952
Fiserv, Inc. 3.50%, 07/01/2029		9,632	9,228,130
4.55%, 02/15/2031		875	856,502
International Business Machines Corp. 5.00%, 02/10/2032		10,207	10,292,330
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		4,119	4,216,332
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		3,313	3,157,753
Oracle Corp. 4.375%, 05/15/2055		2,022	1,336,522
5.20%, 09/26/2035		829	776,964
5.95%, 09/26/2055		1,738	1,461,276
Salesforce, Inc. 4.90%, 09/15/2031		5,678	5,670,278
5.20%, 03/15/2033		5,678	5,667,950
TSMC Arizona Corp. 3.875%, 04/22/2027		2,710	2,698,049

			94,340,069

Transportation—Airlines–0.5%
AS Mileage Plan IP Ltd.
5.021%, 10/20/2029(a)		3,671	3,629,114
5.308%, 10/20/2031(a)		4,045	3,961,228
Delta Air Lines, Inc. 5.25%, 07/10/2030		9,641	9,714,754
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		3,612	3,605,382
Southwest Airlines Co. 4.375%, 11/15/2028		3,158	3,117,767

			24,028,245

Transportation—Railroads–0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		353	334,234
5.875%, 07/05/2034(a)		832	848,694

			1,182,928

Transportation—Services–0.5%
ENA Master Trust 4.00%, 05/19/2048(a)		1,235	972,081
ERAC USA Finance LLC 4.60%, 05/01/2028(a)		2,517	2,528,427
6.70%, 06/01/2034(a)		4,401	4,912,660

2026 Semi-Annual Report	37

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Ryder System, Inc. 5.375%, 03/15/2029	U.S.$	7,365	$7,537,783
TTX Co. 5.50%, 09/25/2026(a)		8,329	8,368,896

			24,319,847

			622,947,252

Financial Institutions–9.9%
Banking–8.1%
AIB Group PLC 5.32%, 05/15/2031(a)		5,091	5,183,503
6.608%, 09/13/2029(a)		1,569	1,641,582
Ally Financial, Inc. 5.543%, 01/17/2031		1,695	1,706,306
5.737%, 05/15/2029		2,267	2,302,297
6.992%, 06/13/2029		4,741	4,936,661
American Express Co. 5.098%, 02/16/2028		9,109	9,159,373
Banco Bilbao Vizcaya Argentaria SA 5.127%, 03/03/2036		10,600	10,303,518
7.883%, 11/15/2034		800	902,568
Banco Santander SA 4.175%, 03/24/2028		3,200	3,185,760
6.35%, 03/14/2034		3,000	3,148,560
6.921%, 08/08/2033		3,200	3,452,640
Bank of America Corp. 5.744%, 02/12/2036		10,267	10,445,235
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		1,428	1,464,971
Banque Federative du Credit Mutuel SA 5.538%, 01/22/2030(a)		9,994	10,263,738
Barclays PLC 5.088%, 06/20/2030		1,648	1,654,378
5.207%, 02/24/2037		1,032	998,563
5.335%, 09/10/2035		2,534	2,507,089
5.674%, 03/12/2028		736	742,948
6.224%, 05/09/2034		4,811	5,047,268
BNP Paribas SA 2.591%, 01/20/2028(a)		2,660	2,619,063
4.625%, 02/25/2031(a)(b)		943	837,959
4.792%, 05/09/2029(a)		904	906,368
5.497%, 05/20/2030(a)		6,651	6,803,374
BPCE SA 5.389%, 05/28/2031(a)		414	419,295
5.876%, 01/14/2031(a)		475	488,894
6.293%, 01/14/2036(a)		469	490,757
6.508%, 01/18/2035(a)		8,900	9,209,453
CaixaBank SA
4.885%, 07/03/2031(a)		1,593	1,592,506
6.037%, 06/15/2035(a)		2,782	2,892,668
6.684%, 09/13/2027(a)		5,127	5,173,861
Capital One Financial Corp.
4.722%, 01/30/2032		78	76,808
5.468%, 02/01/2029		1,883	1,911,396
6.377%, 06/08/2034		5,768	6,078,088
	Principal Amount (000)		U.S. $ Value
Capital One NA 5.974%, 08/09/2028	U.S.$	2,264	$2,320,170
Citigroup, Inc. 4.075%, 04/23/2029		5,373	5,330,768
4.503%, 09/11/2031		431	425,850
4.643%, 05/07/2028		5,011	5,018,617
Citizens Bank NA/Providence RI 4.192%, 01/29/2029		5,776	5,739,553
Cooperatieve Rabobank UA 5.564%, 02/28/2029(a)		7,918	8,065,750
Credit Agricole SA 4.656%, 01/12/2032(a)		3,656	3,603,025
5.222%, 05/27/2031(a)		2,885	2,917,629
6.251%, 01/10/2035(a)		4,108	4,259,174
Danske Bank A/S 4.613%, 10/02/2030(a)		4,420	4,401,569
Deutsche Bank AG/New York NY 2.552%, 01/07/2028		604	594,783
4.469%, 12/10/2031		4,421	4,342,925
4.725%, 02/06/2032		2,398	2,361,910
4.95%, 08/04/2031		4,403	4,386,665
7.146%, 07/13/2027		1,492	1,501,937
Goldman Sachs Group, Inc. (The) 4.937%, 04/23/2028		5,495	5,520,607
Series V 4.125%, 11/10/2026(b)		3,016	2,968,709
HSBC Holdings PLC 2.804%, 05/24/2032		2,559	2,300,055
2.848%, 06/04/2031		7,601	7,023,400
7.399%, 11/13/2034		5,415	5,986,120
8.113%, 11/03/2033		4,435	5,069,072
ING Groep NV 6.083%, 09/11/2027		6,267	6,305,291
Intesa Sanpaolo SpA 7.20%, 11/28/2033(a)		4,756	5,332,237
JPMorgan Chase & Co. 2.963%, 01/25/2033		12,789	11,595,914
KBC Group NV 4.932%, 10/16/2030(a)		5,859	5,899,251
5.796%, 01/19/2029(a)		1,666	1,703,068
Lloyds Banking Group PLC 4.425%, 11/04/2031		1,244	1,226,659
4.976%, 08/11/2033		366	364,430
5.087%, 11/26/2028		791	798,064
5.462%, 01/05/2028		656	660,841
7.953%, 11/15/2033		2,446	2,789,247
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		2,363	2,412,694
Morgan Stanley 4.238%, 01/09/2030		825	816,420
Series I 4.133%, 10/18/2029		2,300	2,273,435
Morgan Stanley Bank NA
5.016%, 01/12/2029		351	354,763
5.504%, 05/26/2028		6,454	6,527,769
Morgan Stanley Private Bank NA 4.213%, 02/08/2030		636	629,386

38	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
National Bank of Canada 4.166%, 01/20/2029	U.S.$	4,862	$4,834,432
Nationwide Building Society 2.972%, 02/16/2028(a)		5,154	5,081,792
NatWest Group PLC 3.032%, 11/28/2035		669	609,098
5.115%, 05/23/2031		9,177	9,269,045
5.908%, 03/03/2047		458	445,277
6.475%, 06/01/2034		537	556,869
Santander Holdings USA, Inc. 5.741%, 03/20/2031		4,861	4,983,303
6.565%, 06/12/2029		465	481,201
Santander UK Group Holdings PLC 4.32%, 09/22/2029		1,279	1,267,105
4.858%, 09/11/2030		1,481	1,482,807
5.694%, 04/15/2031		430	442,186
Skandinaviska Enskilda Banken AB 4.50%, 09/03/2030(a)		10,732	10,663,852
Societe Generale SA
2.797%, 01/19/2028(a)		4,567	4,500,916
2.889%, 06/09/2032(a)		200	179,524
5.249%, 05/22/2029(a)		2,991	3,019,624
5.519%, 01/19/2028(a)		4,676	4,707,563
Standard Chartered PLC 5.438% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a)(b)(c)		300	286,446
5.545%, 01/21/2029(a)		676	685,768
6.187%, 07/06/2027(a)		3,042	3,053,833
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029		8,152	8,323,844
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)		886	887,896
Swedbank AB 4.898%, 03/30/2031(a)		2,267	2,273,710
Synchrony Financial 5.45%, 03/06/2031		3,272	3,267,877
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		3,542	3,549,969
5.298%, 01/30/2032		4,709	4,841,747
UBS Group AG 3.091%, 05/14/2032(a)		9,944	9,111,190
3.875%, 06/02/2026(a)(b)		204	203,100
4.194%, 04/01/2031(a)		2,852	2,789,028
6.625%, 01/08/2031(a)(b)		1,671	1,622,558
7.125%, 08/10/2034(a)(b)		1,240	1,218,920
9.25%, 11/13/2028(a)(b)		449	478,154
UniCredit SpA 1.982%, 06/03/2027(a)		271	269,715
Wells Fargo & Co. 3.35%, 03/02/2033		12,130	11,128,790
3.584%, 05/22/2028		2,117	2,096,148
Westpac New Zealand Ltd. 4.127%, 01/29/2029(a)		971	963,805

			361,952,297

Brokerage–0.3%
Charles Schwab Corp. (The) 4.914%, 11/14/2036		3,535	3,435,773
Series I 4.00%, 06/01/2026(b)		7,570	7,519,432

			10,955,205

	Principal Amount (000)		U.S. $ Value
Finance–0.1%
Aircastle Ltd. 4.25%, 06/15/2026	U.S.$	530	$529,369
Aviation Capital Group LLC
1.95%, 09/20/2026(a)		1,485	1,466,824
3.50%, 11/01/2027(a)		893	876,560
4.75%, 04/14/2027(a)		1,112	1,113,479

			3,986,232

Financial Services–0.0%
Lincoln Financial Global Funding 4.20%, 01/12/2029(a)		1,521	1,504,786

Insurance–0.8%
Athene Global Funding 1.985%, 08/19/2028(a)		3,079	2,868,242
2.55%, 11/19/2030(a)		606	536,674
2.717%, 01/07/2029(a)		1,145	1,073,712
5.033%, 07/17/2030(a)		5,950	5,885,085
5.583%, 01/09/2029(a)		541	546,437
MetLife Capital Trust IV 7.875% (CME Term SOFR 3 Month + 3.96%), 12/15/2067(a)(c)		5,200	5,645,588
New York Life Global Funding 4.05%, 02/02/2029(a)		10,734	10,649,631
Principal Life Global Funding II 5.10%, 01/25/2029(a)		6,566	6,658,384
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		1,600	1,578,912

			35,442,665

REITs–0.6%
American Tower Corp. 2.10%, 06/15/2030		1,515	1,364,182
3.65%, 03/15/2027		1,936	1,922,138
Crown Castle, Inc. 5.60%, 06/01/2029		1,920	1,966,234
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		4,575	4,085,338
4.00%, 01/15/2031		1,790	1,692,821
5.625%, 03/01/2036		5,501	5,349,942
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		1,797	1,805,715
Realty Income Corp. 5.125%, 04/15/2035		1,136	1,136,443
Simon Property Group LP 4.75%, 09/26/2034		5,987	5,860,555
Trust 2401 4.869%, 01/15/2030(a)		2,340	2,242,872
Trust Fibra Uno 4.869%, 01/15/2030(a)		1,208	1,157,327

			28,583,567

			442,424,752

Utility–2.8%
Electric–2.8%
AEP Transmission Co. LLC 5.15%, 04/01/2034		4,040	4,071,068
5.375%, 06/15/2035		2,630	2,673,947

2026 Semi-Annual Report	39

Schedule of Investments (continued)

	Principal Amount (000)			U.S. $ Value
AES Andes SA 6.25%, 03/14/2032(a)	U.S.$	6,158		$6,305,792
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		1,559		1,446,302
Alexander Funding Trust II 7.467%, 07/31/2028(a)		1,615		1,700,304
American Electric Power Co., Inc. 6.95%, 12/15/2054		1,624		1,717,006
Series D 6.05%, 03/15/2056		1,610		1,596,267
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		409		410,955
5.05%, 03/01/2035		9,309		9,286,379
Series AQ 4.95%, 08/15/2035		621		615,200
DTE Electric Co. Series A 4.85%, 03/01/2036		6,869		6,740,481
Series B 5.55%, 03/01/2056		4,563		4,410,961
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		3,641		2,946,370
Electricite de France SA 9.125%, 03/15/2033(a)(b)		1,420		1,643,309
ENEL Finance International NV 4.125%, 09/30/2028(a)		2,684		2,660,569
5.50%, 06/26/2034(a)		6,934		7,032,393
Entergy Mississippi LLC 5.05%, 04/15/2036		2,100		2,066,379
Eversource Energy Series A 6.10%, 08/15/2056		1,208		1,192,477
Series B 6.35%, 08/15/2056		987		973,577
FIEMEX Energia–Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		2,088		2,087,990
Florida Power & Light Co. 5.30%, 06/15/2034		3,505		3,601,948
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)		7,261		7,232,537
5.29%, 01/17/2034(a)		3,243		3,249,875
NRG Energy, Inc. 4.45%, 06/15/2029(a)		542		534,038
4.734%, 10/15/2030(a)		1,934		1,911,082
PacifiCorp 4.25%, 03/15/2029		32		31,639
5.10%, 04/15/2031		1,707		1,711,711
5.80%, 04/15/2036		2,007		2,022,534
7.125%, 08/15/2056		4,536		4,291,918
Public Service Co. of Colorado 5.15%, 09/15/2035		10,714		10,674,037
Public Service Co. of Oklahoma 5.45%, 01/15/2036		6		6,044
	Principal Amount (000)			U.S. $ Value
Public Service Electric & Gas Co. Series R 4.20%, 01/01/2031	U.S.$	10,685		$10,552,399
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035		9,261		9,059,851
Vistra Operations Co. LLC 4.30%, 10/15/2028(a)		2,901		2,869,611
5.05%, 12/30/2026(a)		373		374,153
6.95%, 10/15/2033(a)		4,313		4,702,464

				124,403,567

Total Corporates—Investment Grade (cost $1,194,844,898)				1,189,775,571

MORTGAGE PASS-THROUGHS–19.6%
Agency Fixed Rate 30-Year–19.4%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049		4,477		4,153,304
3.50%, 10/01/2049		4,417		4,094,188
3.50%, 11/01/2049		1,648		1,527,698
Series 2020 3.50%, 01/01/2050		3,481		3,235,733
Series 2022 2.00%, 03/01/2052		21,160		17,245,635
2.50%, 04/01/2052		25,522		21,813,472
3.00%, 03/01/2052		13,647		12,160,617
3.00%, 05/01/2052		19,709		17,366,777
Series 2024 5.50%, 11/01/2054		6,673		6,706,389
Series 2025 2.50%, 01/01/2053		15,744		13,312,323
Federal Home Loan Mortgage Corp. Gold Series 2003 5.00%, 08/01/2033		0	**	335
Series 2007 5.50%, 07/01/2035		277		285,116
Series 2016 4.00%, 02/01/2046		3,431		3,343,880
Series 2017 4.00%, 07/01/2044		2,362		2,300,243
Series 2018 4.00%, 08/01/2048		1,769		1,693,242
5.00%, 09/01/2048		785		788,276
5.00%, 11/01/2048		1,296		1,300,847
Federal National Mortgage Association Series 2001 6.50%, 08/01/2031		0	**	491
Series 2003 5.50%, 04/01/2033		243		248,830
5.50%, 07/01/2033		542		555,091
5.50%, 11/01/2033		0	**	58
Series 2004 5.50%, 04/01/2034		132		135,257
5.50%, 05/01/2034		120		122,968

40	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)			U.S. $ Value
5.50%, 11/01/2034	U.S.$	480		$493,054
6.50%, 08/01/2034		1		722
Series 2005 5.50%, 02/01/2035		653		670,992
Series 2006 5.50%, 04/01/2036		124		127,348
Series 2007 5.50%, 09/01/2036		240		246,683
Series 2008 6.00%, 03/01/2037		2		1,810
Series 2010 4.00%, 12/01/2040		1,442		1,405,602
Series 2012 3.50%, 02/01/2042		891		844,275
3.50%, 11/01/2042		1,578		1,490,998
3.50%, 01/01/2043		1,673		1,579,599
Series 2013 3.50%, 04/01/2043		492		464,780
4.00%, 10/01/2043		4,444		4,303,276
Series 2015 3.00%, 05/01/2045		1,966		1,784,686
3.00%, 08/01/2045		3,406		3,084,494
Series 2018 3.50%, 02/01/2048		2,408		2,238,707
3.50%, 05/01/2048		846		787,138
Series 2019 3.50%, 08/01/2049		1,215		1,127,153
3.50%, 09/01/2049		1,735		1,609,200
3.50%, 10/01/2049		4,643		4,302,534
Series 2020 3.50%, 01/01/2050		3,416		3,167,779
Series 2021 2.00%, 07/01/2051		22,891		18,592,489
2.00%, 12/01/2051		40,699		32,954,540
2.50%, 01/01/2052		6,763		5,780,567
Series 2022 2.00%, 05/01/2052		11,096		8,984,517
2.50%, 03/01/2052		14,990		12,811,094
2.50%, 04/01/2052		15,694		13,404,202
2.50%, 05/01/2052		20,241		17,289,997
3.00%, 02/01/2052		16,121		14,364,508
3.00%, 03/01/2052		20,193		17,993,285
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		972		880,695
3.00%, 05/20/2046		905		820,063
3.00%, 12/20/2046		262		237,297
Series 2023 5.50%, 04/20/2053		13,221		13,425,088
5.50%, 07/20/2053		7,114		7,221,143
Series 2026 2.50%, 04/01/2056, TBA		75,209		64,566,485
3.00%, 04/01/2056, TBA		26,390		23,534,281
4.00%, 04/01/2056, TBA		4,157		3,888,775
4.50%, 04/01/2056, TBA		43,828		42,270,893
5.00%, 04/01/2056, TBA		57,025		56,427,484
	Principal Amount (000)			U.S. $ Value
5.50%, 04/01/2056, TBA	U.S.$	22,421		$22,545,304
6.00%, 04/01/2056, TBA		38,472		39,106,113
Uniform Mortgage-Backed Security Series 2026 2.00%, 04/01/2056, TBA		118,040		94,869,796
2.50%, 04/01/2056, TBA		69,193		58,165,366
3.00%, 04/01/2056, TBA		37,577		33,023,629
5.00%, 04/01/2056, TBA		33,691		33,208,009
5.50%, 04/01/2056, TBA		60,514		60,767,094
6.00%, 04/01/2056, TBA		27,124		27,639,188

				866,893,502

Agency Fixed Rate 15-Year–0.2%
Federal National Mortgage Association Series 2012 2.50%, 04/01/2027		1		1,092
Series 2016 2.50%, 02/01/2031		6		5,721
2.50%, 04/01/2031		4		4,178
2.50%, 05/01/2031		18		17,446
2.50%, 07/01/2031		595		574,195
2.50%, 08/01/2031		211		203,528
2.50%, 09/01/2031		127		122,458
2.50%, 10/01/2031		659		635,781
2.50%, 11/01/2031		4,616		4,451,667
2.50%, 12/01/2031		1,834		1,766,803
2.50%, 01/01/2032		282		271,373
Series 2017 2.50%, 01/01/2032		1,168		1,125,962
2.50%, 02/01/2032		72		69,223

				9,249,427

Other Agency Fixed Rate Programs–0.0%
Federal National Mortgage Association Series 2009 4.50%, 07/01/2029		65		65,102
4.50%, 08/01/2029		17		17,355
4.50%, 10/01/2029		4		3,509

				85,966

Agency ARMs–0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.875% (RFUCCT1Y + 2.50%), 12/01/2036(c)		0	**	89
Series 2007 6.225% (RFUCCT1Y + 2.10%), 03/01/2037(c)		0	**	168

				257

Total Mortgage Pass-Throughs (cost $902,508,665)				876,229,152

COLLATERALIZED MORTGAGE OBLIGATIONS–6.0%
Risk Share Floating Rate–3.8%
Connecticut Avenue Securities Series 2025-R01, Class 1A1 4.612% (CME Term SOFR + 0.95%), 01/25/2045(a)(c)		8,035		8,015,095

2026 Semi-Annual Report	41

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 5.312% (CME Term SOFR + 1.65%), 12/25/2041(a)(c)	U.S.$	3,478	$3,483,658
Series 2022-R03, Class 1M2 7.162% (CME Term SOFR + 3.50%), 03/25/2042(a)(c)		6,435	6,559,754
Series 2022-R04, Class 1M2 6.762% (CME Term SOFR + 3.10%), 03/25/2042(a)(c)		1,747	1,770,941
Series 2022-R05, Class 2M2 6.662% (CME Term SOFR + 3.00%), 04/25/2042(a)(c)		5,001	5,071,952
Series 2023-R03, Class 2M1 6.162% (CME Term SOFR + 2.50%), 04/25/2043(a)(c)		3,093	3,118,055
Series 2023-R04, Class 1M1 5.962% (CME Term SOFR + 2.30%), 05/25/2043(a)(c)		4,084	4,159,838
Series 2023-R05, Class 1M1 5.562% (CME Term SOFR + 1.90%), 06/25/2043(a)(c)		2,804	2,815,828
Series 2023-R06, Class 1M1 5.362% (CME Term SOFR + 1.70%), 07/25/2043(a)(c)		2,238	2,241,163
Series 2024-R02, Class 1M1 4.762% (CME Term SOFR + 1.10%), 02/25/2044(a)(c)		985	984,354
Series 2024-R03, Class 2M1 4.812% (CME Term SOFR + 1.15%), 03/25/2044(a)(c)		2,035	2,032,979
Series 2024-R04, Class 1M1 4.762% (CME Term SOFR + 1.10%), 05/25/2044(a)(c)		998	997,875
Series 2025-R02, Class 1A1 4.662% (CME Term SOFR + 1.00%), 02/25/2045(a)(c)		2,329	2,325,568
Series 2025-R03, Class 2M1 5.262% (CME Term SOFR + 1.60%), 03/25/2045(a)(c)		4,307	4,317,744
Series 2025-R04, Class 1A1 4.662% (CME Term SOFR + 1.00%), 05/25/2045(a)(c)		2,289	2,289,133
Series 2025-R04, Class 1M1 4.862% (CME Term SOFR + 1.20%), 05/25/2045(a)(c)		3,082	3,082,785
Series 2025-R05, Class 2M1 4.862% (CME Term SOFR + 1.20%), 07/25/2045(a)(c)		7,468	7,460,624
Series 2025-R06, Class 1A1 4.562% (CME Term SOFR + 0.90%), 09/25/2045(a)(c)		3,281	3,273,227
Series 2025-R06, Class 1M1 4.612% (CME Term SOFR + 0.95%), 09/25/2045(a)(c)		3,932	3,926,263
Series 2026-R01, Class 2M1 4.662% (CME Term SOFR + 1.00%), 01/25/2046(a)(c)		6,268	6,267,064
	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.312% (CME Term SOFR + 1.65%), 01/25/2034(a)(c)	U.S.$	551	$550,774
Series 2021-DNA6, Class M2 5.162% (CME Term SOFR + 1.50%), 10/25/2041(a)(c)		7,333	7,339,359
Series 2021-DNA7, Class M2 5.462% (CME Term SOFR + 1.80%), 11/25/2041(a)(c)		9,563	9,587,297
Series 2021-HQA4, Class M2 6.012% (CME Term SOFR + 2.35%), 12/25/2041(a)(c)		6,126	6,168,521
Series 2022-DNA3, Class M1B 6.562% (CME Term SOFR + 2.90%), 04/25/2042(a)(c)		2,957	3,010,300
Series 2022-DNA4, Class M1B 7.012% (CME Term SOFR + 3.35%), 05/25/2042(a)(c)		5,585	5,703,359
Series 2022-DNA5, Class M1B 8.162% (CME Term SOFR + 4.50%), 06/25/2042(a)(c)		9,989	10,361,724
Series 2022-DNA7, Class M1A 6.162% (CME Term SOFR + 2.50%), 03/25/2052(a)(c)		1,724	1,729,860
Series 2023-DNA1, Class M1A 5.761% (CME Term SOFR + 2.10%), 03/25/2043(a)(c)		2,099	2,118,852
Series 2023-DNA2, Class M1A 5.762% (CME Term SOFR + 2.10%), 04/25/2043(a)(c)		8,109	8,182,338
Series 2023-HQA1, Class M1A 5.662% (CME Term SOFR + 2.00%), 05/25/2043(a)(c)		2,061	2,070,901
Series 2023-HQA2, Class M1A 5.662% (CME Term SOFR + 2.00%), 06/25/2043(a)(c)		676	676,450
Series 2024-DNA3, Class A1 4.712% (CME Term SOFR + 1.05%), 10/25/2044(a)(c)		4,719	4,720,651
Series 2024-HQA1, Class M1 4.912% (CME Term SOFR + 1.25%), 03/25/2044(a)(c)		2,059	2,057,961
Series 2024-HQA2, Class M1 4.862% (CME Term SOFR + 1.20%), 08/25/2044(a)(c)		3,724	3,726,126
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 4.612% (CME Term SOFR + 0.95%), 01/25/2045(a)(c)		3,713	3,705,580
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 4.762% (CME Term SOFR + 1.10%), 05/25/2045(a)(c)		1,928	1,930,356

42	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Series 2025-DNA2, Class M1 4.862% (CME Term SOFR + 1.20%), 05/25/2045(a)(c)	U.S.$	1,463	$1,460,834
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Dna3 Series 2025-DNA3, Class A1 4.612% (CME Term SOFR + 0.95%), 09/25/2045(a)(c)		8,497	8,479,078
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA4 Series 2025-DNA4, Class M1 4.762% (CME Term SOFR + 1.10%), 10/25/2045(a)(c)		7,194	7,193,650
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 4.612% (CME Term SOFR + 0.95%), 02/25/2045(a)(c)		4,392	4,391,860

			169,359,731

Non-Agency Fixed Rate–2.0%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		218	139,933
Series 2006-24CB, Class A16 5.75%, 08/25/2036		1,801	868,950
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		401	263,850
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		593	254,993
COOPR Residential Mortgage Trust Series 2026-CES1, Class A1A 4.874%, 01/01/2061(a)		8,429	8,358,635
FIGRE Trust Series 2025-HE7, Class A 5.15%, 11/25/2055(a)		7,907	7,855,700
Series 2025-HE8, Class A 5.206%, 11/25/2055(a)		9,298	9,239,695
Series 2026-HE1, Class A 4.982%, 01/25/2056(a)		1,362	1,350,931
Series 2026-HE2, Class A 5.049%, 01/25/2056(a)		6,460	6,406,935
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(a)		5,720	5,693,271
Series 2025-HE3, Class A1 5.023% (CME Term SOFR + 1.35%), 03/20/2056(a)(c)		8,099	8,116,238
Series 2026-CES1, Class A1A 4.909%, 06/25/2056(a)		6,698	6,644,163
RCKT Mortgage Trust Series 2025-CES12, Class A1A 5.027%, 11/25/2055(a)		8,531	8,490,714
	Principal Amount (000)		U.S. $ Value
Series 2026-CES1, Class A1A 4.827%, 01/25/2056(a)	U.S.$	4,230	$4,198,146
Series 2026-CES2, Class A1A 4.762%, 02/25/2056(a)		5,875	5,810,041
Santander Mortgage Asset Receivable Trust Series 2026-CES1, Class A1A 4.876%, 01/25/2056(a)		8,492	8,427,100
Towd Point Mortgage Trust
Series 2026-CES2, Class A1A
4.72%, 02/25/2066(a)		1,922	1,896,594
Series 2026-FIX1, Class A1
4.98%, 12/25/2065(a)		3,070	3,047,581

			87,063,470

Agency Fixed Rate–0.1%
Federal Home Loan Mortgage Corp. REMICS Series 5008, Class AI 3.50%, 09/25/2050(d)		7,202	1,273,945
Series 5040, Class AI 3.50%, 11/25/2050(d)		5,151	822,772
Series 5043, Class IO 5.00%, 11/25/2050(d)		10,206	2,507,908
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 5.063%, 05/28/2035		1,019	1,004,079
Federal National Mortgage Association REMICS Series 2015-30, Class EI 5.00%, 05/25/2045(d)		3,681	471,359

			6,080,063

Agency Floating Rate–0.1%
Federal Home Loan Mortgage Corp. REMICS Series 4416, Class BS 2.313% (5.99%–CME Term SOFR), 12/15/2044(c)(e)		5,013	518,668
Series 4585, Class DS 2.213% (5.89%–CME Term SOFR), 05/15/2046(c)(e)		3,195	331,427
Series 4693, Class SL 2.363% (6.04%–CME Term SOFR), 06/15/2047(c)(e)		2,094	225,661
Series 4954, Class SL 2.274% (5.94%–CME Term SOFR), 02/25/2050(c)(e)		1,390	149,079
Series 4981, Class HS 2.324% (5.99%–CME Term SOFR), 06/25/2050(c)(e)		12,471	1,309,012
Federal National Mortgage Association REMICS Series 2015-26, Class SH 2.674% (6.34%–CME Term SOFR), 05/25/2045(c)(e)		3,840	431,249

2026 Semi-Annual Report	43

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Series 2016-106, Class ES 2.224% (5.89%–CME Term SOFR), 01/25/2047(c)(e)	U.S.$	2,302	$244,376
Series 2017-62, Class AS 2.374% (6.04%–CME Term SOFR), 08/25/2047(c)(e)		2,848	315,035
Series 2017-97, Class SW 2.424% (6.09%–CME Term SOFR), 12/25/2047(c)(e)		4,007	457,179
Government National Mortgage Association Series 2017-122, Class SA 2.41% (6.09%–CME Term SOFR 1 Month), 08/20/2047(c)(e)		3,519	432,159
Series 2017-134, Class MS 2.41% (6.09%–CME Term SOFR 1 Month), 09/20/2047(c)(e)		3,973	497,041
Series 2017-43, Class ST 2.31% (5.99%–CME Term SOFR 1 Month), 03/20/2047(c)(e)		4,928	568,472

			5,479,358

Non-Agency Floating Rate–0.0%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 4.173% (CME Term SOFR 1 Month + 0.49%), 12/25/2036(c)		3,385	1,053,776
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 5.662% (CME Term SOFR + 2.00%), 01/25/2051(a)(c)		201	200,170
HomeBanc Mortgage Trust Series 2005-1, Class A1 4.293% (CME Term SOFR 1 Month + 0.61%), 03/25/2035(c)		401	329,432
JPMorgan Chase Bank NA–CHASE Series 2019-CL1, Class M3 5.893% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(a)(c)		561	566,000
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 4.393% (CME Term SOFR 1 Month + 0.71%), 04/25/2034(c)		2	1,629

			2,151,007

Total Collateralized Mortgage Obligations (cost $272,340,039)			270,133,629

ASSET-BACKED SECURITIES–4.9%
Autos—Fixed Rate–2.5%
ACM Auto Trust Series 2024-2A, Class A 6.06%, 02/20/2029(a)		77	77,014
Series 2025-1A, Class A 5.38%, 06/20/2029(a)		871	871,212
	Principal Amount (000)		U.S. $ Value
Series 2025-2A, Class A 5.55%, 06/20/2028(a)	U.S.$	4,356	$4,362,191
American Credit Acceptance Receivables Trust Series 2025-2, Class B 4.85%, 05/14/2029(a)		9,890	9,919,899
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)		176	176,708
Series 2025-1A, Class A2 4.92%, 05/15/2029(a)		4,745	4,758,697
AutoNation Finance Trust Series 2025-1A, Class A2 4.72%, 04/10/2028(a)		4,654	4,660,480
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		4,800	4,834,286
Series 2023-5A, Class B 6.12%, 04/20/2028(a)		3,817	3,867,905
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		225	220,160
Series 2021-N4, Class D 2.30%, 09/11/2028		403	394,934
Series 2021-P4, Class D 2.61%, 09/11/2028		4,063	3,936,904
FHF Trust Series 2023-1A, Class A2 6.57%, 06/15/2028(a)		336	336,826
Flagship Credit Auto Trust Series 2024-3, Class A 4.88%, 11/15/2028(a)		1,137	1,137,338
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		5,650	5,643,230
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		1,415	1,428,754
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		928	937,738
Series 2025-1A, Class A2 5.10%, 10/15/2030(a)		5,653	5,666,328
Series 2025-2A, Class A2 5.18%, 05/15/2030(a)		5,803	5,823,304
Series 2026-1A, Class A1 4.176%, 01/15/2027(a)		3,277	3,277,226
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(a)		1,584	1,585,451
OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(a)		6,879	6,891,163
Prestige Auto Receivables Trust Series 2025-1A, Class A2 4.87%, 12/15/2027(a)		3,157	3,158,012

44	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Research-Driven Pagaya Motor Asset Trust Series 2025-4A, Class A2 5.124%, 04/25/2034(a)	U.S.$	10,656	$10,688,840
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		1,298	1,300,767
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		899	901,029
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(f)(g)(h)(i)(j)		604	565,152
Series 2025-1A, Class A 4.94%, 02/15/2029(f)(g)(h)(i)(j)		6,558	3,787,729
Series 2025-2A, Class A 5.12%, 01/16/2029(f)(g)(h)(i)(j)		9,430	5,718,742
United Auto Credit Securitization Trust Series 2025-1, Class A 4.80%, 06/10/2027(a)		652	652,309
Series 2026-1, Class A 4.41%, 06/12/2028(a)		9,776	9,771,132
Westlake Automobile Receivables Trust Series 2023-P1, Class C 6.44%, 06/15/2027(a)		2,202	2,206,073

			109,557,533

Other ABS—Fixed Rate–2.0%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		8,000	7,615,252
Affirm Asset Securitization Trust Series 2025-X1, Class A 5.08%, 04/15/2030(a)		937	937,592
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)		88	88,307
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		1,348	1,246,863
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(a)		3,651	3,579,741
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a)		7,711	7,469,345
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)		2,294	2,299,903
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		1,570	1,439,359
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		3,099	3,061,570
	Principal Amount (000)		U.S. $ Value
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)	U.S.$	2,512	$2,417,877
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		936	890,355
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		5,302	4,995,265
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		6,435	6,453,656
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		2,008	1,808,429
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		3,421	3,036,577
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		3,096	2,792,062
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(a)		4,414	4,434,782
Oportun Funding Trust Series 2025-1, Class A 4.96%, 08/16/2032(a)		909	909,372
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)		1,048	1,050,205
Series 2024-9, Class B 5.306%, 03/15/2032(a)		4,806	4,814,526
Series 2025-3, Class A2 5.365%, 12/15/2032(a)		482	484,563
Series 2025-6, Class A2 4.497%, 04/15/2033(a)		2,120	2,112,379
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(a)		843	843,741
Series 2024-3, Class A 6.258%, 10/15/2031(a)		1,211	1,211,483
Series 2025-4, Class A2 5.373%, 01/17/2033(a)		425	426,970
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(a)		3,363	3,374,702
SoFi Consumer Loan Program Trust Series 2025-4, Class A 4.24%, 08/25/2035(a)		7,038	7,026,511
Upgrade Master Pass-Thru Trust Series 2026-ST1, Class A 4.244%, 03/15/2034(a)		6,498	6,488,210
UPSTART Securitization Trust Series 2026-1, Class A1 4.142%, 02/22/2027(a)		4,712	4,712,339

			88,021,936

Credit Cards—Fixed Rate–0.4%
Mission Lane Credit Card Master Trust Series 2024-A, Class A1 6.20%, 08/15/2029(a)		4,135	4,145,498

2026 Semi-Annual Report	45

Schedule of Investments (continued)

	Principal Amount (000)			U.S. $ Value
Series 2024-B, Class A 5.88%, 01/15/2030(a)	U.S.$		10,160	$10,176,492
Series 2025-A, Class A 5.80%, 05/15/2030(a)			4,940	4,967,550

				19,289,540

Other ABS—Floating Rate–0.0%
Pagaya AI Debt Grantor Trust Series 2025-1, Class A 5.156%, 07/15/2032(a)			561	563,792
Series 2025-5, Class A 4.968%, 03/15/2033(a)			565	566,928

				1,130,720

Total Asset-Backed Securities (cost $226,730,106)				217,999,729

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.3%
Non-Agency Floating Rate CMBS–0.7%
ALA Trust Series 2025-OANA, Class A 5.416% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(a)(c)			7,553	7,571,472
AREIT Trust Series 2022-CRE6, Class A 4.922% (CME Term SOFR + 1.25%), 01/20/2037(a)(c)			5,010	5,006,387
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.523% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(a)(c)			7,313	7,317,698
BX Commercial Mortgage Trust Series 2019-IMC, Class D 5.619% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(a)(c)			1,772	1,754,452
Series 2019-IMC, Class E 5.869% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a)(c)			6,595	6,513,016
CLNY Trust Series 2019-IKPR, Class D 6.059% (CME Term SOFR 1 Month + 2.39%), 11/15/2038(a)(c)			2,751	2,627,205
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.252% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a)(c)			2,335	2,268,740

				33,058,970

Non-Agency Fixed Rate CMBS–0.5%
Barclays Commercial Mortgage Trust Series 2019-C3, Class B 4.096%, 05/15/2052			3,523	3,275,814
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.558%, 08/10/2044(a)			333	262,094
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026(h)			9,000	8,907,277
	Principal Amount (000)			U.S. $ Value
Series 2021-1, Class AS 2.638%, 08/15/2026(h)		U.S.$	249	$242,931
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B 3.397%, 08/15/2049			3,000	2,802,654
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 3.931%, 08/15/2046(a)			2,527	1,996,219
Series 2015-C27, Class AS 3.634%, 02/15/2048			3,415	3,176,624
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class B 3.836%, 06/15/2052			1,269	1,102,879

				21,766,492

Non-Agency Fixed Rate–0.1%
Ellington Financial Mortgage Trust Series 2026-CES1, Class A1A 4.914%, 12/25/2060(a)			3,682	3,646,926

Total Commercial Mortgage-Backed Securities (cost $60,155,710)				58,472,388

CORPORATES—NON-INVESTMENT GRADE–0.9%

Industrial–0.9%
Communications—Media–0.1%
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)		EUR	2,093	2,208,023

Communications—Telecommunications–0.0%
Altice France SA 4.75%, 10/15/2030(a)			780	852,655

Consumer Cyclical—Automotive–0.2%
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		U.S.$	8,330	8,099,925

Consumer Cyclical—Other–0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)			2,297	2,319,281
6.125%, 04/01/2032(a)			1,315	1,335,461

				3,654,742

Consumer Cyclical—Retailers–0.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)			6,237	6,315,399

Consumer Non-Cyclical–0.1%
CVS Health Corp. 6.75%, 12/10/2054			241	243,263
7.00%, 03/10/2055			4,093	4,212,352
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)		EUR	1,420	1,580,267

				6,035,882

46	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Energy–0.2%
Sunoco LP 5.625%, 03/15/2031(a)	U.S.$	3,775	$3,756,314
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)		3,072	3,160,105

			6,916,419

Technology–0.1%
OAK-Eagle Acquireco, Inc. 7.25%, 07/01/2033(a)		4,226	4,376,742

Total Corporates—Non-Investment Grade (cost $38,483,258)			38,459,787

AGENCIES–0.8%
Agency Debentures–0.8%
Federal Home Loan Banks 4.00%, 06/30/2028		27,220	27,314,453
4.75%, 12/08/2028		8,990	9,185,173

Total Agencies (cost $36,283,431)			36,499,626

GOVERNMENTS—SOVEREIGN BONDS–0.6%
Colombia–0.1%
Colombia Government International Bond 3.125%, 04/15/2031		2,490	2,126,460
6.50%, 01/21/2033		1,634	1,597,235

			3,723,695

Ecuador–0.2%
Amazon Conservation DAC 6.034%, 01/16/2042(a)		5,572	5,684,443
GPS Blue Financing DAC 5.645%, 11/09/2041(h)		4,889	4,842,701

			10,527,144

Mexico–0.1%
Mexico Government International Bond 5.375%, 03/22/2033		3,485	3,404,845

Romania–0.2%
Romanian Government International Bond 5.75%, 09/16/2030(a)		10,020	9,977,415

Total Governments—Sovereign Bonds (cost $28,046,300)			27,633,099

EMERGING MARKETS—CORPORATE BONDS–0.6%

Industrial–0.4%
Basic–0.1%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		5,326	2,535,176
Sasol Financing USA LLC 8.75%, 04/10/2033(a)		3,314	3,294,450

			5,829,626

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical—Other–0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)	U.S.$	2,862	$2,813,239

Energy–0.2%
Ecopetrol SA 8.375%, 01/19/2036		2,327	2,355,738
8.625%, 01/19/2029		3,217	3,395,061
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)(g)(j)		307	168,083
6.25%, 07/08/2032(a)(g)(j)		1,836	1,005,632
6.70%, 02/25/2037(a)(g)(j)		5,945	3,225,163

			10,149,677

			18,792,542

Utility–0.2%
Other Utility–0.2%
Aegea Finance SARL 6.75%, 05/20/2029(a)		538	516,211
7.625%, 01/20/2036(a)		6,547	5,687,706

			6,203,917

Total Emerging Markets—Corporate Bonds (cost $30,508,400)			24,996,459

LOCAL GOVERNMENTS—US MUNICIPAL BONDS–0.5%
United States–0.5%
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		6,821	6,634,768
State of California (State of California) Series 2010 7.625%, 03/01/2040		8,520	10,139,231
University of California (University of California) Series 2021-B 3.071%, 05/15/2051		7,960	5,315,617

Total Local Governments—US Municipal Bonds (cost $23,335,034)			22,089,616

COLLATERALIZED LOAN OBLIGATIONS–0.3%
CLO—Floating Rate–0.3%
Ballyrock CLO 27 Ltd. Series 2024-27A, Class A1A 5.018% (CME Term SOFR 3 Month + 1.35%), 10/25/2037(a)(c)		3,533	3,533,651
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A, Class A 4.978% (CME Term SOFR 3 Month + 1.31%), 01/25/2038(a)(c)		4,053	4,056,634
OCP CLO Ltd. Series 2024-34A, Class A1 5.032% (CME Term SOFR 3 Month + 1.36%), 10/15/2037(a)(c)		2,778	2,779,851

2026 Semi-Annual Report	47

Schedule of Investments (continued)

Principal Amount (000)				U.S. $ Value
Rad CLO 14 Ltd. Series 2021-14A, Class A 5.104% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a)(c)	U.S.$		829	$827,750
Total Collateralized Loan Obligations (cost $11,173,852)				11,197,886

EMERGING MARKETS—SOVEREIGNS–0.1%
Mexico–0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a) (cost $4,897,004)			4,908	4,920,270

QUASI-SOVEREIGNS–0.1%

Quasi-Sovereign Bonds–0.1%
Mexico–0.1%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)			314	307,791
5.70%, 01/24/2030(a)			4,505	4,498,242

Total Quasi-Sovereigns (cost $4,817,268)				4,806,033

GOVERNMENTS—SOVEREIGN AGENCIES – 0.0%
Kazakhstan–0.0%
Baiterek National Investment Holding JSC 5.45%, 05/08/2028(a) (cost $1,324,798)			1,330	1,332,992

			Shares	U.S. $ Value

COMMON STOCKS–0.0%

Communication Services–0.0%
Diversified Telecommunication Services–0.0%
Altice France SA/LuxCo3(f)(g)(i) (cost $96,326)			5,298	$88,794

	Principal Amount (000)

SHORT-TERM INVESTMENTS–18.1%
U.S. Treasury Bills–18.1%
U.S. Treasury Bill Zero Coupon, 04/09/2026		U.S.$	198,862	198,702,506
Zero Coupon, 05/07/2026			150,408	149,860,503
Zero Coupon, 05/21/2026			231,413	230,247,583
Zero Coupon, 06/04/2026			229,562	228,086,223

Total Short-Term Investments (cost $806,935,641)				806,896,815

Total Investments–109.5% (cost $5,033,534,167)				4,892,299,987

Other assets less liabilities–(9.5)%				(424,354,301)

Net Assets–100.0%				$4,467,945,686

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)

Purchased Contracts

Australian 10 Yr Bond Futures	801	June 2026	$59,550,137	$(463,477)

U.S. Long Bond (CBT) Futures	483	June 2026	55,001,625	(1,695,003)

U.S. T-Note 5 Yr (CBT) Futures	9,726	June 2026	1,052,155,645	(11,559,297)

U.S. T-Note 10 Yr (CBT) Futures	1,867	June 2026	207,324,516	441,234

U.S. Ultra Bond (CBT) Futures	774	June 2026	90,219,375	(3,103,840)

Sold Contracts

Japan 10 Yr Bond (OSE) Futures	147	June 2026	120,699,222	1,435,334

U.S. 10 Yr Ultra Futures	374	June 2026	42,454,844	(180,632)

				$(15,125,681)

48	Sanford C. Bernstein Fund, Inc.

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Barclays Capital, Inc.	EUR	4,227	USD	5,082	04/16/2026	$192,912

Morgan Stanley Capital Services, Inc.	AUD	2,709	USD	1,879	04/22/2026	10,398

State Street Bank & Trust Co.	JPY	6,964,055	USD	45,823	04/10/2026	1,912,726

State Street Bank & Trust Co.	USD	621	JPY	98,689	04/10/2026	1,274

						$2,117,310

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund

USD	19,060	12/13/2029	1.537%	1 Day SOFR	Annual	$1,470,890	$1,050,090	$420,800

** Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $964,980,630 or 21.6% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2026.
(d)	IO—Interest Only.
(e)	Inverse interest only security.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Non-income producing security.
(h)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.54% of net assets as of March 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GPS Blue Financing DAC 5.645%, 11/09/2041	05/18/2023-05/22/2023	$4,894,022	$4,842,701	0.11%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	9,022,183	8,907,277	0.20%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	249,494	242,931	0.01%
Tricolor Auto Securitization Trust Series 2025-1A, Class A 4.94%, 02/15/2029	03/11/2025	6,557,797	3,787,729	0.08%
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	9,429,381	5,718,742	0.13%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	604,440	565,152	0.01%

2026 Semi-Annual Report	49

Schedule of Investments (continued)

(i)	Fair valued by the Adviser.
(j)	Defaulted.

Currency Abbreviations:

AUD—Australian Dollar

EUR—Euro

JPY—Japanese Yen

USD—United States Dollar

Glossary:

ABS—Asset-Backed Securities

ARMs—Adjustable Rate Mortgages

CBT—Chicago Board of Trade

CLO—Collateralized Loan Obligations

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

OSE—Osaka Securities Exchange

REIT—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduits

RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR—Secured Overnight Financing Rate

TBA—To Be Announced

See notes to financial statements.

50	Sanford C. Bernstein Fund, Inc.

Statement of Assets and Liabilities—March 31, 2026 (Unaudited)

	DIVERSIFIED MUNICIPAL PORTFOLIO	AB CORE BOND PORTFOLIO

ASSETS

Investments in securities, at value	$5,249,958,032	$4,892,299,987

Foreign currencies, at value (a)	0	122

Cash	1,680,767	92,777,898

Cash collateral due from broker	7,590,031	31,332,128

Interest receivable	67,374,111	31,802,859

Receivable for capital shares sold	3,369,778	2,185,759

Unrealized appreciation of interest rate swaps	2,868,193	0

Receivable for investment securities sold	760,000	112,258,728

Unrealized appreciation of forward currency exchange contracts	0	2,117,310

Receivable for variation margin on futures	0	1,671,939

Receivable due from Adviser	0	984,537

Total assets	5,333,600,912	5,167,431,267

LIABILITIES

Cash collateral due to broker	2,810,000	0

Payable for investment securities purchased	27,878,888	685,943,025

Payable for capital shares redeemed	4,665,726	6,974,158

Dividends payable	4,066,837	4,372,557

Management fee payable	1,579,379	1,583,454

Shareholder servicing fee payable	305,109	369,460

Payable for variation margin on centrally cleared swaps	636,224	12,993

Foreign capital gains taxes payable	0	91,538

Transfer Agent fee payable	41,292	12,005

Distribution fee payable	40,625	0

Accrued expenses	107,043	126,391

Total liabilities	42,131,123	699,485,581

NET ASSETS	$5,291,469,789	$4,467,945,686

Cost of investments	$5,291,783,193	$5,033,534,167

NET ASSETS CONSIST OF:

Capital stock, at par	$379,612	$396,857

Additional paid-in capital	5,406,638,618	5,010,036,089

Accumulated loss	(115,548,441)	(542,487,260)

	$5,291,469,789	$4,467,945,686

(a) Cost: $0 and $125, respectively. (Note 1)

See Notes to Financial Statements.

2026 Semi-Annual Report	51

	DIVERSIFIED MUNICIPAL PORTFOLIO	AB CORE BOND PORTFOLIO

CALCULATION OF MAXIMUM OFFERING PRICE

Municipal Class/Core Bond Class Shares

Net Assets	$3,661,814,572	$4,459,233,670

Shares of capital stock outstanding	262,714,102	396,083,935

Net asset value, offering and redemption price per share	$13.94	$11.26

Class A Shares

Net Assets	$169,682,894

Shares of capital stock outstanding	12,164,894

Net asset value and redemption price per share	$13.95

Sales charge—3.00% of public offering price	0.43

Maximum offering price	$14.38

Class C Shares

Net Assets	$5,660,234

Shares of capital stock outstanding	405,923

Net asset value and offering price per share	$13.94

Advisor Class Shares

Net Assets	$551,653,071

Shares of capital stock outstanding	39,607,438

Net asset value and offering price per share	$13.93

Class Z Shares

Net Assets	$902,659,018	$8,712,016

Shares of capital stock outstanding	64,719,762	773,368

Net asset value and offering price per share	$13.95	$11.27

See Notes to Financial Statements.

52	Sanford C. Bernstein Fund, Inc.

Statement of Operations—for the six months ended March 31, 2026 (Unaudited)

	DIVERSIFIED MUNICIPAL PORTFOLIO	AB CORE BOND PORTFOLIO

INVESTMENT INCOME

Income:

Interest	$94,067,819	$97,369,751

Total income	94,067,819	97,369,751

Expenses:

Management fee (see Note 2A)	9,514,965	9,427,493

Shareholder servicing fee (see Note 2B)	1,851,349	2,197,421

Transfer Agent fee—Non-Retail Class	56,650	106,694

Transfer Agent fee—Class A	25,961	405

Transfer Agent fee—Class C	942	0

Transfer Agent fee—Advisor Class	78,065	1,537

Transfer Agent fee—Class Z	89,513	674

Distribution fees—Class A	217,537	128

Distribution fees—Class C	30,830	0

Custody and accounting fees	130,389	113,832

Registration fees	82,815	41,396

Legal fees	46,721	61,056

Auditing and tax fees	56,799	47,171

Directors’ fees and expenses	33,290	28,823

Printing fees	24,257	15,863

Miscellaneous	35,938	25,624

Total expenses	12,276,021	12,068,117

Less: expenses waived and reimbursed by the Adviser (see Note 2A)	0	(5,148,576)

Net expenses	12,276,021	6,919,541

Net investment income	81,791,798	90,450,210

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain on:

Investment transactions (a)	2,907,718	6,340,100

Forward currency exchange contracts	0	113,573

Futures	0	8,196,917

Swaps	4,124,036	409,454

Foreign currency transactions	0	1,934,810

Net realized gain on investment transactions	7,031,754	16,994,854

Net change in unrealized appreciation (depreciation) of:

Investments (b)	(11,429,903)	(57,291,024)

Forward currency exchange contracts	0	1,647,086

Futures	0	(19,620,986)

Swaps	(3,276,213)	(178,979)

Foreign currency denominated assets and liabilities	0	21,224

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(14,706,116)	(75,422,679)

Net realized and unrealized loss on investment transactions	(7,674,362)	(58,427,825)

Net increase in net assets resulting from operations	$74,117,436	$32,022,385

(a) Net of foreign realized capital gains taxes of $0 and $77,758 for the Diversified Municipal Portfolio and AB Core Bond Portfolio, respectively.

(b) Net of decrease in accrued foreign capital gains taxes on unrealized gains of $0 and $63,235 for the Diversified Municipal Portfolio and AB Core Bond Portfolio, respectively.

See Notes to Financial Statements.

2026 Semi-Annual Report	53

Statement of Changes in Net Assets

	DIVERSIFIED MUNICIPAL PORTFOLIO		AB CORE BOND PORTFOLIO

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$81,791,798	$152,707,375	$90,450,210	$174,789,853

Net realized gain (loss) on investment and foreign currency transactions	7,031,754	(2,433,693)	16,994,854	(30,543,722)

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(14,706,116)	(32,339,890)	(75,422,679)	(27,833,331)

Net increase in net assets resulting from operations	74,117,436	117,933,792	32,022,385	116,412,800

Distributions to shareholders (a)	(81,350,390)	(152,481,096)	(92,333,084)	(174,512,053)

Capital-share transactions:

Net proceeds from sales of shares	586,173,872	1,270,203,026	593,791,036	725,344,719

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends and distributions	54,371,120	108,192,886	68,833,028	130,472,408

Total proceeds from shares sold	640,544,992	1,378,395,912	662,624,064	855,817,127

Cost of shares redeemed	(502,026,737)	(1,227,969,461)	(492,207,396)	(594,981,648)

Net increase in net assets from capital-share transactions	138,518,255	150,426,451	170,416,668	260,835,479

Net increase in net assets	131,285,301	115,879,147	110,105,969	202,736,226

NET ASSETS:

Beginning of period	5,160,184,488	5,044,305,341	4,357,839,717	4,155,103,491

End of period	$5,291,469,789	$5,160,184,488	$4,467,945,686	$4,357,839,717

(a) See page 55 for share class information on dividend distributions for the Diversified Municipal and AB Core Bond Portfolios.

See Notes to Financial Statements.

54	Sanford C. Bernstein Fund, Inc.

	DIVERSIFIED MUNICIPAL PORTFOLIO

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25

Distributions to shareholders:

Municipal Class	$(56,718,953)	$(116,034,357)

Class A	(2,505,540)	(5,253,801)

Class C	(65,593)	(176,999)

Advisor Class	(8,185,980)	(15,143,563)

Class Z	(13,874,324)	(15,872,376)

	$(81,350,390)	$(152,481,096)

	AB CORE BOND PORTFOLIO

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25

Distributions to shareholders:

Core Bond Class	$(92,180,832)	$(174,419,517)

Class A	(1,886)	(24,411)

Advisor Class	(7,569)	(67,764)

Class Z	(142,797)	(361)

	$(92,333,084)	$(174,512,053)

See Notes to Financial Statements.

2026 Semi-Annual Report	55

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	DIVERSIFIED MUNICIPAL PORTFOLIO MUNICIPAL CLASS

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$13.96		$14.06	$13.39		$13.37	$14.80	$14.67

Income from investment operations:

Net investment income (a)	.22		.43	.41	(b)	.35	.28	.28

Net realized and unrealized gain (loss) on investment transactions	(.03)		(.10)	.67		.03	(1.44)	.13

Total from investment operations	.19		.33	1.08		.38	(1.16)	.41

Less: dividends

Dividends from net investment income	(.21)		(.43)	(.41)		(.36)	(.27)	(.28)

Net asset value, end of period	$13.94		$13.96	$14.06		$13.39	$13.37	$14.80

Total return

Total investment return based on net asset value (c)	1.39%		2.44%	8.15%		2.80%	(7.89)%	2.79%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$3,661,815		$3,665,370	$3,927,063		$3,824,089	$4,296,196	$5,390,502

Average net assets (000 omitted)	$3,712,869		$3,709,185	$3,847,503		$4,105,175	$5,011,517	$5,276,753

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.48%	^	.49%	.50%		.50%	.47%	.47%

Expenses, before waivers/reimbursements	.48%	^	.49%	.50%		.50%	.47%	.47%

Net investment income	3.08%	^	3.13%	3.00%	(b)	2.57%	1.96%	1.89%

Portfolio turnover rate	14%		26%	43%		24%	15%	22%

See Footnote Summary on page 62.

See Notes to Financial Statements.

56	Sanford C. Bernstein Fund, Inc.

	DIVERSIFIED MUNICIPAL PORTFOLIO CLASS A

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$13.97		$14.07		$13.40		$13.38	$14.81	$14.68

Income from investment operations:

Investment income, net (a)	.20		.41	†	.39	(b)	.32	.25	.25

Net realized and unrealized gain (loss) on investment transactions	(.02)		(.10)		.66		.03	(1.43)	.13

Total from investment operations	.18		.31		1.05		.35	(1.18)	.38

Less: dividends

Dividends from net investment income	(.20)		(.41)		(.38)		(.33)	(.25)	(.25)

Net asset value, end of period	$13.95		$13.97		$14.07		$13.40	$13.38	$14.81

Total return

Total investment return based on net asset value (c)	1.30%		2.26%	†	7.93%		2.59%	(8.06)%	2.59%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$169,683		$167,274		$194,550		$215,352	$261,936	$349,953

Average net assets (000 omitted)	$174,507		$178,554		$205,151		$239,010	$303,281	$319,098

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.66%	^	.67%		.69%		.69%	.65%	.66%

Expenses, before waivers/reimbursements	.66%	^	.67%		.69%		.69%	.65%	.66%

Net investment income	2.90%	^	2.95%	†	2.80%	(b)	2.37%	1.77%	1.69%

Portfolio turnover rate	14%		26%		43%		24%	15%	22%

See Footnote Summary on page 62.

See Notes to Financial Statements.

2026 Semi-Annual Report	57

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	DIVERSIFIED MUNICIPAL PORTFOLIO CLASS C

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$13.96		$14.07		$13.40		$13.37	$14.81	$14.68

Income From Investment Operations

Net investment income (a)	.15		.30	†	.28	(b)	.22	.15	.14

Net realized and unrealized gain (loss) on investment transactions	(.02)		(.11)		.67		.04	(1.45)	.13

Total from investment operations	.13		.19		.95		.26	(1.30)	.27

Less: dividends

Dividends from net investment income	(.15)		(.30)		(.28)		(.23)	(.14)	(.14)

Net asset value, end of period	$13.94		$13.96		$14.07		$13.40	$13.37	$14.81

Total return

Total investment return based on net asset value (c)	.92%		1.42%	†	7.13%		1.90%	(8.81)%	1.82%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$5,660		$6,993		$9,618		$10,185	$13,576	$18,542

Average net assets (000 omitted)	$6,183		$8,089		$9,982		$12,234	$15,772	$28,338

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.41%	^	1.42%		1.44%		1.44%	1.40%	1.41%

Expenses, before waivers/reimbursements	1.41%	^	1.42%		1.44%		1.44%	1.40%	1.41%

Net investment income	2.14%	^	2.19%	†	2.05%	(b)	1.62%	1.02%	.96%

Portfolio turnover rate	14%		26%		43%		24%	15%	22%

See Footnote Summary on page 62.

See Notes to Financial Statements.

58	Sanford C. Bernstein Fund, Inc.

	DIVERSIFIED MUNICIPAL PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$13.94		$14.05		$13.38		$13.36	$14.79	$14.66

Income from investment operations

Net investment income (a)	.22		.44	†	.42	(b)	.36	.29	.29

Net realized and unrealized gain (loss) on investment transactions	(.01)		(.11)		.67		.02	(1.44)	.13

Total from investment operations	.21		.33		1.09		.38	(1.15)	.42

Less dividends:

Dividends from net investment income	(.22)		(.44)		(.42)		(.36)	(.28)	(.29)

Net asset value, end of period	$13.93		$13.94		$14.05		$13.38	$13.36	$14.79

Total return

Total investment return based on net asset value (c)	1.50%		2.45%	†	8.22%		2.85%	(7.84)%	2.85%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$551,653		$479,672		$494,733		$445,885	$477,015	$456,386

Average net assets (000 omitted)	$524,086		$473,356		$483,738		$453,119	$467,739	$419,891

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.41%	^	.42%		.44%		.44%	.40%	.41%

Expenses, before waivers/reimbursements	.41%	^	.42%		.44%		.44%	.40%	.41%

Net investment income	3.15%	^	3.20%	†	3.06%	(b)	2.62%	2.04%	1.94%

Portfolio turnover rate	14%		26%		43%		24%	15%	22%

See Footnote Summary on page 62.

See Notes to Financial Statements.

2026 Semi-Annual Report	59

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	DIVERSIFIED MUNICIPAL PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$13.96		$14.07	$13.40		$13.38	$14.81	$14.68

Income from investment operations

Investment income, net (a)	.22		.44	.43	(b)	.36	.29	.29

Net realized and unrealized gain (loss) on investment transactions	(.01)		(.11)	.66		.03	(1.44)	.13

Total from investment operations	.21		.33	1.09		.39	(1.15)	.42

Less: dividends

Dividends from net investment income	(.22)		(.44)	(.42)		(.37)	(.28)	(.29)

Net asset value, end of period	$13.95		$13.96	$14.07		$13.40	$13.38	$14.81

Total return

Total investment return based on net asset value (c)	1.51%		2.45%	8.23%		2.88%	(7.81)%	2.87%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$902,659		$840,875	$418,341		$449,844	$470,829	$505,365

Average net assets (000 omitted)	$884,975		$492,992	$430,653		$459,325	$500,681	$485,522

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.39%	^	.40%	.41%		.41%	.39%	.38%

Expenses, before waivers/reimbursements	.39%	^	.40%	.41%		.41%	.39%	.38%

Net investment income	3.16%	^	3.22%	3.08%	(b)	2.65%	2.05%	1.97%

Portfolio turnover rate	14%		26%	43%		24%	15%	22%

See Footnote Summary on page 62.

See Notes to Financial Statements.

60	Sanford C. Bernstein Fund, Inc.

	AB CORE BOND PORTFOLIO CORE BOND CLASS

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$11.41		$11.59	$10.79		$11.13	$13.49	$14.02

Income from investment operations:

Net investment income (a)	.23	(b)	.47 (b)	.47	(b)	.39	.21	.25

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.14)		(.18)	.80		(.34)	(2.23)	(.28)

Total from investment operations	.09		.29	1.27		.05	(2.02)	(.03)

Less: dividends and distributions

Dividends from net investment income	(.24)		(.47)	(.47)		(.39)	(.21)	(.26)

Distributions from net realized gain on investment transactions	0		0	0		0	(.13)	(.24)

Total dividends and distributions	(.24)		(.47)	(.47)		(.39)	(.34)	(.50)

Net asset value, end of period	$11.26		$11.41	$11.59		$10.79	$11.13	$13.49

Total return

Total investment return based on net asset value (c)	0.78%		2.77%	12.04%		0.43%	(15.25)%	(0.23)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$4,459,234		$4,355,395	$4,153,600		$3,271,751	$3,089,962	$3,845,735

Average net assets (000 omitted)	$4,406,916		$4,139,851	$3,705,904		$3,218,725	$3,542,155	$3,818,467

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.31%	^	.47%	.57%		.58%	.56%	.56%

Expenses, before waivers/reimbursements	.55%	^	.56%	.57%		.58%	.56%	.56%

Net investment income	4.11%	(b)^	4.22% (b)	4.24%	(b)	3.50%	1.65%	1.81%

Portfolio turnover rate (d)	110%		193%	195%		187%	122%	123%

See Footnote Summary on page 62.

See Notes to Financial Statements.

2026 Semi-Annual Report	61

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	AB CORE BOND PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$11.42		$11.59	$10.79	$11.13	$13.49	$14.03

Income From investment operations:

Net investment income (a)(b)	.23		.47	.47	.39	.21	.24

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.12)		(.17)	.81	(.33)	(2.23)	(.29)

Total from investment operations	.11		.30	1.28	.06	(2.02)	(.05)

Less: dividends and distributions

Dividends from net investment income	(.26)		(.47)	(.48)	(.40)	(.21)	(.25)

Distributions from net realized gain on investment transactions	0		0	0	0	(.13)	(.24)

Total dividends and distributions	(.26)		(.47)	(.48)	(.40)	(.34)	(.49)

Net asset value, end of period	$11.27		$11.42	$11.59	$10.79	$11.13	$13.49

Total return

Total investment return based on net asset value (c)	.94%		2.68%	12.05%	.47% (e)	(15.26)% (e)	(.40)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$8,712		$10	$9	$8	$8	$10

Average net assets (000 omitted)	$6,761		$9	$8	$8	$9	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.27%	^	.48%	.57%	.57%	.57%	.63%

Expenses, before waivers/reimbursements	.59%	^	.86%	.83%	3.50%	3.01%	1.87%

Net investment income (b)	4.13%	^	4.21%	4.23%	3.50%	1.69%	1.74%

Portfolio turnover rate (d)	110%		193%	195%	187%	122%	123%

(a)	Based on average shares outstanding.
(b)	Net of expenses waived by the Adviser.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(d)	The Portfolio accounts for dollar roll transactions as purchases and sales.
(e)	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.
(f)	Amount is less than $.005.
†	During the year ended September 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows.

DIVERSIFIED MUNICIPAL PORTFOLIO	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO	TOTAL RETURN
Class A	$.00 (f)	.01%	.01%
Class C	$.00 (f)	.01%	.01%
Advisor Class	$.00 (f)	.01%	.01%

^	Annualized.

See Notes to Financial Statements.

62	Sanford C. Bernstein Fund, Inc.

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Sanford C. Bernstein Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end registered investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of 6 portfolios (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”) with the following share classes offered:

FIXED INCOME MUNICIPAL PORTFOLIO	SHARE CLASSES OFFERED

Diversified Municipal	Municipal Class*, Class A, Class C, Advisor Class and Class Z

FIXED INCOME TAXABLE PORTFOLIO

AB Core Bond**	Core Bond Class* and Class Z

*	Bernstein Class

**	Formerly known as Intermediate Duration.

OVERLAY PORTFOLIOS

Overlay A	Class 1 and Class 2

Tax-Aware Overlay A	Class 1 and Class 2

Overlay B	Class 1 and Class 2

Tax-Aware Overlay B	Class 1 and Class 2

Each Portfolio has its own investment objectives. This report relates only to the Diversified Municipal Portfolio and the AB Core Bond Portfolio (formerly Intermediate Duration Portfolio) (together the “SCB Portfolios”). The financial statements of the Overlay Portfolios are presented in separate financial reports. Class B and Class T shares of the Diversified Municipal Portfolio have been authorized but currently are not offered. Class A and Advisor Class shares of the AB Core Bond Portfolio have been authorized but currently are not offered. Effective November 7, 2025, Class A and Advisor Class shares of the AB Core Bond Portfolio were liquidated. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

A.	Portfolio Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolios’ Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are

2026 Semi-Annual Report	63

Notes to Financial Statements (continued)

typically valued at transaction price on the trade date. On days when a trade does not occur, these options are valued using models that consider the terms of the option and relevant market inputs; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note 1.A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then

64	Sanford C. Bernstein Fund, Inc.

discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are: the value of collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2026:

DIVERSIFIED MUNICIPAL PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Long-Term Municipal Bonds	$0	$4,743,557,579	$381,000	$4,743,938,579

Short-Term Municipal Notes	0	459,156,588	0	459,156,588

Corporates—Investment Grade	0	38,449,877	0	38,449,877

Corporates—Non-Investment Grade	0	6,613,324	0	6,613,324

Asset-Backed Securities	0	1,799,664	0	1,799,664

Total Investments in Securities	0	5,249,577,032	381,000	5,249,958,032

Other Financial Instruments(a):

Assets:

Centrally Cleared Inflation (CPI) Swaps	0	732,271	0	732,271	(b)

Centrally Cleared Interest Rate Swaps	0	2,464,937	0	2,464,937	(b)

Interest Rate Swaps	0	2,868,193	0	2,868,193

Liabilities:

Centrally Cleared Credit Default Swaps	0	(3,242,655)	0	(3,242,655	)(b)

Centrally Cleared Interest Rate Swaps	0	(88,938)	0	(88,938	)(b)

Total	$0	$5,252,310,840	$381,000	$5,252,691,840

2026 Semi-Annual Report	65

Notes to Financial Statements (continued)

AB CORE BOND PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Governments—Treasuries	$0	$1,300,768,141	$0	$1,300,768,141

Corporates—Investment Grade	0	1,189,775,571	0	1,189,775,571

Mortgage Pass-Throughs	0	876,229,152	0	876,229,152

Collateralized Mortgage Obligations	0	270,133,629	0	270,133,629

Asset-Backed Securities	0	207,928,106	10,071,623	217,999,729

Commercial Mortgage-Backed Securities	0	58,472,388	0	58,472,388

Corporates—Non-Investment Grade	0	38,459,787	0	38,459,787

Agencies	0	36,499,626	0	36,499,626

Governments—Sovereign Bonds	0	27,633,099	0	27,633,099

Emerging Markets—Corporate Bonds	0	24,996,459	0	24,996,459

Local Governments—US Municipal Bonds	0	22,089,616	0	22,089,616

Collateralized Loan Obligations	0	11,197,886	0	11,197,886

Emerging Markets—Sovereigns	0	4,920,270	0	4,920,270

Quasi-Sovereigns	0	4,806,033	0	4,806,033

Governments—Sovereign Agencies	0	1,332,992	0	1,332,992

Common Stocks	0	0	88,794	88,794

Short-Term Investments	0	806,896,815	0	806,896,815

Total Investments in Securities	0	4,882,139,570	10,160,417	4,892,299,987

Other Financial Instruments(a):

Assets:

Futures	1,876,568	0	0	1,876,568	(b)

Forward Currency Exchange Contracts	0	2,117,310	0	2,117,310

Centrally Cleared Interest Rate Swaps	0	1,470,890	0	1,470,890	(b)

Liabilities:

Futures	(17,002,249)	0	0	(17,002,249	)(b)

Total	$(15,125,681)	$4,885,727,770	$10,160,417	$4,880,762,506

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

C.	Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and

66	Sanford C. Bernstein Fund, Inc.

losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Portfolios do isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code.

The AB Core Bond Portfolio may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on management’s understanding of applicable local tax law.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. As of September 30, 2025, the Portfolios did not have any unrecognized tax benefits.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete discounts as adjustments to interest income. The Portfolio accounts for distributions received (“REIT” real estate investment trust) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

F.	Securities Transactions on a When-Issued or Delayed-Delivery Basis

Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security’s value in determining the Portfolio’s net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security’s value in determining the Portfolio’s net asset value.

G.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

H.	Distribution of Income and Gains

Net investment income of each Portfolio Found is intended to be declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly.

2026 Semi-Annual Report	67

Notes to Financial Statements (continued)

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, “excess distributions” are reflected in the accompanying statement of assets and liabilities. To the extent distributions exceed income and gains for tax purposes, such distributions would be shown as “return of capital” on the statement of changes in net assets. Certain other differences—permanent differences—arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

I.	Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

J.	Segment Information

Each Portfolio represent a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolios’ President is the CODM. The CODM monitors the operating results of the Portfolios as a whole and the pre-determined Portfolios’ long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolios’ comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee, based on an annual rate, for such services as follows:

ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
PORTFOLIO	FIRST $1 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	THEREAFTER
Diversified Municipal	0.425%	0.375%	0.325%	0.275%	0.225%

		FIRST $2.5 BILLION	NEXT $2.5 BILLION	NEXT $3 BILLION	THEREAFTER
AB Core Bond		0.450%	0.400%	0.350%	0.300%

The Adviser has agreed to waive its fees and bear certain expenses of the AB Core Bond Portfolio to the extent necessary to limit the total operating expenses (excluding any acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions, and other transaction costs), to 0.28% and 0.28% for the Core Bond Class and Class Z shares, respectively. Prior to November 7, 2025, the Adviser agreed to waive its fees and bear certain expenses of the AB Core Bond Portfolio

68	Sanford C. Bernstein Fund, Inc.

to the extent necessary to limit the total other expenses (exclusive of advisory fees, distribution and/or service (Rule 12b-1) fees, extraordinary expenses, interest expense, acquired fund fees and expenses other than the advisory fees of any affiliated funds in which the Portfolio may invest, expenses associated with securities sold short, and brokerage commission and other transaction costs) to 0.22%, 0.22% and 0.13% for Class A, Advisor Class and Class Z shares, respectively. For the six months ended March 31, 2026, such reimbursements/waivers amounted to $2,069,895. The Expense Caps may not be terminated by the Adviser before January 31, 2027. The Adviser has contractually agreed to waive its management fee of the AB Core Bond Portfolio by an amount equal to 0.15% of the Portfolio’s daily average net assets. Prior to November 7, 2025, the Adviser voluntarily agreed to waive its management fee of the AB Core Bond Portfolio by an amount equal to 0.10% of the Portfolio’s daily average net assets. For the six months ended March 31, 2026, such reimbursements/waivers amounted to $3,078,681.

B.	Shareholder Servicing Fee; Transfer Agency Fee

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. The Shareholder Servicing Agreement does not apply to the Retail Classes. Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio to the Adviser for services is 0.10 of 1%, annualized, of the average daily net assets attributable to the Bernstein Class during the month.

Under a Transfer Agency Agreement between the Fund on behalf of the Retail Classes, and AllianceBernstein Investor Services, Inc. (“ABIS”), the Retail Classes compensate ABIS, a wholly owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. ABIS may make payments to intermediaries that provide omnibus account services, sub accounting services and/or networking services. For the six months ended March 31, 2026, the compensation retained by ABIS amounted to: Diversified Municipal Portfolio, $106,413; AB Core Bond Portfolio, $3,580.

C.	Distribution Arrangements—the Portfolios Except the Retail Classes

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

D.	Distribution Arrangements—the Retail Classes Only

The Retail Classes of the Portfolios have adopted a Distribution Services Agreement (the “Agreement”), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each of the Retail Classes pays distribution services fees to AllianceBernstein Investments, Inc., (the “Retail Distributor”), a wholly owned subsidiary of the Adviser, at an annual rate of up to 0.30 of 1% of the Class A Shares, and 1% of the Class C Shares of the respective average daily net assets attributable to the Retail Classes. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of 0.25 of 1% of Class A shares’ average daily net assets. The Agreement provides that the Retail Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Retail Distributor has advised the Fund, that it has incurred expenses in excess of the distribution costs reimbursed by each of the Retail Classes as follows:

PORTFOLIO
DIVERSIFIED MUNICIPAL
Class C	$3,293,847

2026 Semi-Annual Report	69

Notes to Financial Statements (continued)

There are no distribution and servicing fees on the Advisor Class and Class Z Shares.

While such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Retail Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio’s shares.

E.	Other Transactions with Affiliates

Class A Shares of the Retail Classes are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. The Diversified Municipal Portfolio’s Class A shares are sold with a reduced front-end sales charge of up to 3.00% for purchases up to $500,000; purchases of $500,000 or more will not be subject to a sales charge. With respect to purchases of $1,000,000 or more ($500,000 or more with respect to the Diversified Municipal Portfolio’s), Class A Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%.

Class C Shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically converted to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares ten years after the end of the calendar month of purchase. Advisor Class and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses.

AllianceBernstein Investments, Inc. has advised the Fund, that it has retained front-end sales charges from sales of Class A Shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C Shares for the six months ended March 31, 2026, as follows:

	FRONT-END SALES CHARGES CLASS A	CONTINGENT DEFERRED SALES CHARGES
PORTFOLIO		CLASS A	CLASS C
Diversified Municipal	$38	$0	$42

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the six months ended March 31, 2026, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES
Diversified Municipal	$808,250,625	$15,788,605	$648,740,289	$287,476

AB Core Bond	480,169,791	4,163,733,839	349,727,023	4,241,298,788

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	GROSS UNREALIZED		NET UNREALIZED APPRECIATION (DEPRECIATION)
PORTFOLIO	APPRECIATION	(DEPRECIATION)

Diversified Municipal	$54,615,903	$(91,157,771)	$(36,541,868)

AB Core Bond	31,836,827	(185,658,578)	(153,821,751)

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B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolios bear the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolio agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolios to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolios to unlimited risk of loss. Each Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Portfolios’ credit risk is subject to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2026, the AB Core Bond Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The AB Core Bond Portfolio may enter into forward currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward currency exchange contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward currency exchange contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

2026 Semi-Annual Report	71

Notes to Financial Statements (continued)

During the six months ended March 31, 2026, the AB Core Bond Portfolio held forward currency exchange contracts for hedging purposes.

•	Swaps

Each Portfolio may enter into swaps to hedge their exposure to interest rates, credit risk, or currencies. Certain Portfolios may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolios, and/or the termination value at the end of the contract. Therefore, the Portfolios consider the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolios accrue for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, the Portfolios deposit with the broker or segregates at is custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional amount.

72	Sanford C. Bernstein Fund, Inc.

In addition, a Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2026, the Diversified Municipal Portfolio held interest rate swaps for hedging purposes. AB Core Bond Portfolio held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended March 31, 2026, the Diversified Municipal Portfolio held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps for multiple reasons, including to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults by corporate and sovereign issuers held by the Portfolios, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. The Portfolios may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolios receive/(pay) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolios will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolios for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If a Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If a Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the schedule of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended March 31, 2026, the Diversified Municipal Portfolio held credit default swaps for hedging purposes.

2026 Semi-Annual Report	73

Notes to Financial Statements (continued)

A Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of a Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

A Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of a Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, a Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended March 31, 2026, the Portfolios had entered into the following derivatives:

DIVERSIFIED MUNICIPAL PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Credit contracts				Payable for variation margin on centrally cleared swaps	$693,170	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$3,197,208	*	Payable for variation margin on centrally cleared swaps	88,938	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	2,868,193

Total		$6,065,401			$782,108

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$3,169,209	$(2,654,144)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	954,827	(622,069)

Total		$4,124,036	$(3,276,213)

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AB CORE BOND PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on futures	$1,876,568	*	Payable for variation margin on futures	$17,002,249	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	420,800	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	2,117,310

Total		$4,414,678			$17,002,249

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$8,196,917	$(19,620,986)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	113,573	1,647,086

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	409,454	(178,979)

Total		$8,719,944	$(18,152,879)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended March 31, 2026:

DIVERSIFIED MUNICIPAL PORTFOLIO

Interest Rate Swaps:

Average notional amount	$57,160,000

Centrally Cleared Interest Rate Swaps:

Average notional amount	$265,514,286

Centrally Cleared Inflation Swaps:

Average notional amount	$276,200,000

Centrally Cleared Credit Default Swaps:

Average notional amount of buy contracts	$58,624,457

2026 Semi-Annual Report	75

Notes to Financial Statements (continued)

AB CORE BOND PORTFOLIO

Futures:

Average notional amount of buy contracts	$1,000,251,616

Average notional amount of sale contracts	$133,960,038

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$557,741	(a)

Average principal amount of sale contracts	$48,668,336

Centrally Cleared Interest Rate Swaps:

Average notional amount	$19,060,000

(a)	Positions were open for four months during the period.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of March 31, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

DIVERSIFIED MUNICIPAL PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Citibank NA	$2,868,193	$0	$2,810,000	$0	$58,193

Total	$2,868,193	$0	$2,810,000	$0	$58,193	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB CORE BOND PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS
Barclays Capital, Inc.	$192,912	$0	$0	$0	$192,912
Morgan Stanley Capital Services, Inc.	10,398	0	0	0	10,398
State Street Bank & Trust Co.	1,914,000	0	0	0	1,914,000
Total	$2,117,310	$0	$0	$0	$2,117,310	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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C.	Currency Transactions

The AB Core Bond Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolios and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

D.	TBA and Dollar Rolls

Each Portfolio may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The AB Core Bond Portfolio may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Portfolios of securities for delivery in the current month and The Fund simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the six months ended March 31, 2026, the AB Core Bond Portfolio earned drop income of $1,675,921, which is included in interest income in the accompanying statement of operations.

NOTE 4.	Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 were as follows:

PORTFOLIO	2025	2024
Diversified Municipal

Distributions paid from:

Ordinary income	$7,588,973	$8,764,865

Long-term capital gains		0

Total taxable distributions	7,588,973	$8,764,865

Tax exempt distributions	144,892,123	138,497,943

Total distributions paid	$152,481,096	147,262,808

AB Core Bond

Distributions paid from:

Ordinary income	$174,512,053	$157,150,760

Long-term capital gains	0	0

Total distributions paid	$174,512,053	$157,150,760

2026 Semi-Annual Report	77

Notes to Financial Statements (continued)

As of September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME(a)	UNDISTRIBUTED LONG-TERM GAINS	ACCUMULATED CAPITAL AND OTHER (LOSSES)(b)	UNREALIZED APPRECIATION/ (DEPRECIATION)(c)	TOTAL ACCUMULATED EARNINGS/ (DEFICIT)(d)
Diversified Municipal	$1,766,305	$0	$(83,570,287)	$(22,549,144)	$(104,353,126)

AB Core Bond	9,431,724	0	(403,061,599)	(84,289,104)	(477,918,979)

(a)	Includes tax exempt income as shown below:

Diversified Municipal	$1,766,305

(b)	As of September 30, 2025 certain Portfolios had capital loss carryforwards for federal income tax purposes. As of September 30, 2025 AB Core Bond Portfolio deferred $1,787,450 in straddle losses.

(c)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps and passive foreign investment companies (PFICs), the tax treatment of callable bonds, the tax treatment of Puerto Rico bonds, and the realization for tax purposes of gains/losses on certain derivative instruments.

(d)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of the accrual of foreign capital gains tax, and dividends payable to shareholders.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of September 30, 2025, the following Portfolios had net capital loss carryforwards as follows:

PORTFOLIO	SHORT-TERM AMOUNT	LONG-TERM AMOUNT
Diversified Municipal	63,805,377	19,764,910

AB Core Bond	130,806,605	270,467,544

NOTE 5.	Risks Involved in Investing in the Portfolios

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Portfolio performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The issuer or guarantor may default, potentially causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating, although credit ratings are opinions and not guarantees of quality. The credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations, making credit risk greater for

78	Sanford C. Bernstein Fund, Inc.

medium-quality and lower-rated debt securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative credit risks. At times when credit risk is perceived to be greater, credit “spreads” (i.e., the difference between the yields on lower quality securities and the yields on higher quality securities) may get larger or “widen”. As a result, the values of the lower quality securities may go down more and they may become harder to sell.

Duration Risk—The duration of a fixed-income security may be shorter than or equal to full maturity of the fixed-income security. Fixed-income securities with longer durations have more interest-rate risk and will decrease in price as interest rates rise. Securities that have final maturities longer than their durations may be affected by increased credit spreads to a far greater degree than their durations would suggest, because they are exposed to credit risk until final maturity.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The value of municipal securities may also be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. To the extent the Portfolios invests in the municipal securities of a particular state or territory, it may be vulnerable to events adversely affecting that state or territory, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as droughts, wildfires, flooding and earthquakes, which may be further exacerbated by recent environmental conditions and climate change patterns. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Inflation-Protected Securities Risk—The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in an inflation index. Decreases in the inflation rate or in investors’ expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, there can be no assurance that the relevant inflation index will accurately measure the rate of inflation, in which case the securities may not work as intended. These securities may be more difficult to trade or dispose of than other types of securities.

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and potential responses to those sanctions, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolios invest and adversely affect the value of the Portfolios’ assets.

Country Concentration Risk—The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

2026 Semi-Annual Report	79

Notes to Financial Statements (continued)

Emerging Markets Securities Risk—The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed, less liquid and subject to increased potential for market manipulation and there may be a greater amount of economic, political and social uncertainty. These risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than the more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster.

Derivatives Risk—The Portfolios may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. While hedging can guard against potential risks, there is also a risk that a derivative intended as a hedge may not perform as expected. In addition to other risks such as the credit risk of the counterparty (the party on the other side of the transaction), derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted as margin or collateral for derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Use of derivatives may have different tax consequences for the Portfolios than an investment in the underlying asset or index, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Mortgage-Related and Asset-Related Securities Risk—Mortgage- and asset-related securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-related securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. Asset-related securities entail certain risks not presented by mortgage-backed securities, including the risk that it may be difficult to perfect the liens securing any collateral backing certain asset-backed securities.

Prepayment and Extension Risk—Prepayment risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If this happens, particularly during a time of declining interest rates or credit spreads, the Portfolios will not benefit from the rise in market price that normally accompanies a decline in interest rates, and may not be able to invest the proceeds in securities providing as much income, resulting in a lower yield to the Portfolios. Conversely, extension risk is the risk that as interest rates rise or spreads widen, payments of securities may occur more slowly than anticipated by the market. If this happens, the values of these securities may go down because their interest rates are lower than current market rates and they remain outstanding longer than anticipated.

Subordination Risk—The Portfolios may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time.

Management Risk—The Portfolios are subject to management risk because they are actively- managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable, or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. Some of

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these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could also have an adverse effect on the value or performance of the Portfolios.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolios from purchasing or selling these securities at an advantageous price. In certain cases, governmental actions could prevent sales of securities or repatriation of proceeds. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Illiquid investments risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed-income securities generally go down. The municipal Portfolios are subject to greater risk because the market for municipal securities is generally smaller and may not be liquid as many other fixed-income markets, which may make municipal securities more difficult to trade or dispose of than other types of securities. Illiquid securities may also be difficult to value. If the Portfolios is forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolios may be forced to sell at a substantial loss or may not be able to sell at all.

Redemption Risk—The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ net asset value (“NAV”), or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Market Risk—The Portfolios are subject to market risk, which is the risk that securities prices in general or in particular countries or sectors may decline over short or extended periods. Stock or bond prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts; cybersecurity events; market disruptions caused by tariffs; trade disputes; measures to address budget deficits; downgrading of sovereign debt; sanctions or other government actions; and other factors.

The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs on various categories of goods imported from the other country, restrictions on investment and adverse impacts on affected companies and securities. For example, the current political climate between the United States and China has intensified concerns about protectionist trade policies and a potential trade war between China and the United States. The United States has imposed tariffs and other trade barriers on Chinese exports and placed other restrictions on or barriers to investments in China. Trade disputes, particularly prolonged disputes, may adversely affect the economies of the United States and its trading partners, as well as the companies directly or indirectly affected by the dispute and financial markets generally, and thus may adversely affect the value of the Portfolio’s assets. In addition, an increase in tariffs or trade restrictions, or even the threat of such increased tariffs or restrictions, could lead to a significant reduction in international trade, which could have a negative impact on the global economy and a commensurately negative impact on the Portfolio. The United States government has in the recent past acted to prohibit U.S. persons, such as the Portfolio, from owning, and required them to divest, certain Chinese companies designated as related to the Chinese military. There is no assurance that more such companies will not be so designated in the future, which could limit the Portfolio’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Some countries and regions in which the Portfolio invests have strained international relations due to territorial disputes, historical animosities or other defense concerns. Incidents involving a country’s or region’s security may cause uncertainty in the markets and may adversely affect a Portfolio’s investments. For example, the Chinese government is involved in a territorial dispute

2026 Semi-Annual Report	81

Notes to Financial Statements (continued)

with Taiwan as well as other territorial disputes; the risk of a forced unification with Taiwan by the Chinese government may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. If the political climate between the United States, China and other countries in Asia continues to deteriorate, economies and markets may be adversely affected.

Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union; potential trade imbalances with China or other countries; or sanctions or other government actions against Russia, other nations, or individuals or companies (or countermeasures taken in response to such sanctions), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict, including Russia’s military invasion of Ukraine and the conflict involving Israel and other countries in the Middle East, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. Following Russia’s invasion of Ukraine commencing in February of 2022, the United States, the European Union and other countries instituted numerous sanctions against Russia and Belarus and certain companies and individuals. Russia in turn has taken a large number of retaliatory actions, some of which effectively froze Russian securities held by U.S. investors (including U.S. funds such as the Portfolio) and investors in other countries viewed as “unfriendly” by Russia, including securities represented by depositary receipts, effectively precluding the Portfolio from buying, selling, receiving or delivering those securities or accessing income received on such securities. Since then, Russian securities held by investors in the U.S. and other jurisdictions viewed as “unfriendly” by Russia have lost all, or nearly all, of their market value, and many other issuers, securities and markets have been adversely affected. The disruption of the Russian economy has had severe adverse effects on the region and beyond, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular U.S. federal income, and if applicable, state income taxes. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities. If the Internal Revenue Service or a state authority determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular U.S. federal income tax and/or state personal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly, and a portion of the distributions to Portfolio shareholders could be recharacterized as taxable. The U.S. Congress has considered changes to U.S. federal tax law that would, if enacted, have a negative impact on certain types of municipal securities, such as private activity bonds, or would otherwise make investments in municipal bonds less attractive.

Lower-rated Securities Risk—Lower-rated securities, or junk bonds/high-yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

Active Trading Risk—The Portfolio expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Portfolio’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Portfolio shareholders.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

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NOTE 6.	Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum of the Facility amount is allocated among the participating funds. The portion of the commitment fee allocated to the ETFs is paid by the Adviser pursuant to the ETFs’ unitary fee structure. The Portfolios did not utilize the Facility during the six months ended March 31, 2026.

NOTE 7.	Capital-Share Transactions

The Fund has authorized 17.5 billion shares of common stock, par value $0.001 per share, of which 5.1 billion shares are allocated to the SCB Portfolios. The allocation is as follows:

	ALLOCATION OF SHARES (IN MILLIONS)
PORTFOLIO	BERNSTEIN CLASS SHARES	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES	CLASS R SHARES	CLASS Z SHARES	CLASS T SHARES	TOTAL
Diversified Municipal	800	400	400	400	400	0	600	300	3,300

AB Core Bond	800	300	0	0	300	0	400	0	1,800

Share transactions for each Portfolio for the six months ended March 31, 2026 and the year ended September 30, 2025, were as follows:

	DIVERSIFIED MUNICIPAL PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25
Municipal Class Shares

Shares sold	21,015,758	40,682,264	$295,100,127	$563,151,678

Shares issued to shareholders on reinvestment of dividends	2,902,632	6,082,834	40,782,286	84,052,031

Shares redeemed	(23,850,129)	(63,376,165)	(335,179,477)	(876,528,695)

Net increase (decrease)	68,261	(16,611,067)	$702,936	$(229,324,986)

Class A Shares

Shares sold	1,488,967	1,522,261	$20,905,492	$21,082,028

Shares issued to shareholders on reinvestment of dividends	111,455	235,901	1,567,254	3,261,770

Shares converted from Class C	50,779	85,754	713,449	1,189,838

Shares redeemed	(1,463,566)	(3,691,276)	(20,536,830)	(51,069,947)

Net increase (decrease)	187,635	(1,847,360)	$2,649,365	$(25,536,311)

2026 Semi-Annual Report	83

Notes to Financial Statements (continued)

	DIVERSIFIED MUNICIPAL PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25
Class C Shares

Shares sold	13,603	37,580	$190,766	$521,182

Shares issued to shareholders on reinvestment of dividends	3,746	9,929	52,646	137,299

Shares converted to Class A	(50,779)	(85,773)	(713,449)	(1,189,838)

Shares redeemed	(61,519)	(144,557)	(863,006)	(2,002,923)

Net decrease	(94,949)	(182,821)	$(1,333,043)	$(2,534,280)

Advisor Class Shares

Shares sold	9,707,324	10,832,422	$136,405,762	$149,542,939

Shares issued to shareholders on reinvestment of dividends	349,531	685,445	4,907,832	9,465,085

Shares redeemed	(4,846,909)	(12,325,366)	(67,984,827)	(170,253,733)

Net increase (decrease)	5,209,946	(807,499)	$73,328,767	$(11,245,709)

Class Z Shares

Shares sold	9,454,391	38,870,273	$132,858,276	$534,715,361

Shares issued to shareholders on reinvestment of dividends	502,260	815,538	7,061,102	11,276,701

Shares redeemed	(5,452,897)	(9,195,534)	(76,749,148)	(126,924,325)

Net increase	4,503,754	30,490,277	$63,170,230	$419,067,737

84	Sanford C. Bernstein Fund, Inc.

	AB CORE BOND PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25
Core Bond Class Shares

Shares sold	51,387,354	64,414,540	$585,086,161	$723,808,613

Shares issued to shareholders on reinvestment of dividends and distributions	6,032,502	11,624,664	68,697,467	130,447,643

Shares redeemed	(43,028,276)	(52,872,100)	(489,763,894)	(594,356,453)

Net increase	14,391,580	23,167,104	$164,019,734	$259,899,803

Class A Shares

Shares sold	49	14,341	$562	$160,889

Shares issued to shareholders on reinvestment of dividends and distributions	106	1,978	1,220	22,225

Shares redeemed	(50,290)	(18,160)	(576,474)	(204,767)

Net decrease	(50,135)	(1,841)	$(574,692)	$(21,653)

Advisor Class Shares

Shares sold	0	123,608	$0	$1,374,250

Shares issued to shareholders on reinvestment of dividends and distributions	21	226	240	2,534

Shares redeemed	(163,142)	(37,670)	(1,865,608)	(420,319)

Net increase (decrease)	(163,121)	86,164	$(1,865,368)	$956,465

Class Z Shares

Shares sold	760,861	86	$8,704,313	$967

Shares issued to shareholders on reinvestment of dividends and distributions	11,796	1	134,101	6

Shares redeemed	(125)	(10)	(1,420)	(109)

Net increase	772,532	77	$8,836,994	$864

NOTE 8.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

2026 Semi-Annual Report	85

Board Consideration of Investment Management Arrangement

Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of Sanford C. Bernstein Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”):

• Emerging Markets Portfolio	• Diversified Municipal Portfolio
• New York Municipal Portfolio • California Municipal Portfolio	• Intermediate Duration Portfolio (effective on or about November 7, 2025 name change to AB Core Bond Portfolio)

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which Emerging Markets Portfolio invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the

86	Sanford C. Bernstein Fund, Inc.

profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which Emerging Markets Portfolio invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares, as applicable, and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Private Client Class shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Private Client Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2025. The directors discussed with the Adviser the reasons for Diversified Municipal Portfolio’s underperformance in certain of the more recent periods reviewed. Based on their review, the directors concluded that the investment performance for each Fund was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median for each of Emerging Markets Portfolio, California Municipal Portfolio and New York Municipal Portfolio, and equal to the median for Diversified Municipal Portfolio. The directors noted that for Intermediate Duration Portfolio, the Fund’s pro forma contractual effective fee (pertaining to the Adviser’s proposal to implement effective November 7, 2025, an advisory fee waiver to effectively reduce the Fund’s advisory fee from 0.43% to 0.28%) was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Funds. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between each Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Funds relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund (i) demands considerably more portfolio

2026 Semi-Annual Report	87

Board Consideration of Investment Management Arrangement (continued)

management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Private Client Class shares of each Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year. The information provided for Emerging Markets Portfolio included a pro forma expense ratio for the Fund’s latest fiscal year adjusted to reflect the Adviser’s proposal to waive a portion of the shareholder servicing fee charged to the Fund’s Private Client Class to effectively reduce such fee from 0.25% to 0.105%. The information provided for Intermediate Duration Portfolio included a pro forma expense ratio for the Fund’s latest fiscal year adjusted to reflect the Adviser’s proposal to implement an advisory fee waiver to reduce the Fund’s advisory fee from 0.43% to 0.28% and to implement an expense cap of 0.28%. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. The directors noted that for California Municipal Portfolio and New York Municipal Portfolio, the expense ratio was below the medians, and that for Emerging Markets Portfolio and Intermediate Duration Portfolio, the pro forma expense ratio was below the medians. They noted that the expense ratio for Diversified Municipal Portfolio was above the medians and discussed the Adviser’s explanations of the reasons for this. Based on their review, the directors concluded that the expense ratio for each Fund was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for each Fund contains breakpoints that reduce the fee rates on assets above specified levels and that the net assets of each of New York Municipal Portfolio, California Municipal Portfolio, Diversified Municipal Portfolio and Intermediate Duration Portfolio were above the first breakpoint level. Accordingly, each such Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that in the case of New York Municipal Portfolio, California Municipal Portfolio, Diversified Municipal Portfolio and Intermediate Duration Portfolio, the Funds’ breakpoint arrangements were acceptable and provide a means for sharing any economies of scale, and in the case of Emerging Markets Portfolio, the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

88	Sanford C. Bernstein Fund, Inc.

Distributor

SANFORD C. BERNSTEIN FUND, INC.

66 HUDSON BOULEVARD EAST, NEW YORK, NY 10001

(212) 756-4097

SCBI-1947-0326

SANFORD C. BERNSTEIN FUND, INC.

Overlay Portfolios

Overlay A Portfolio

Tax-Aware Overlay A Portfolio

Overlay B Portfolio

Tax-Aware Overlay B Portfolio

SEMI-ANNUAL FINANCIAL STATEMENTS
 AND ADDITIONAL INFORMATION

MARCH 31, 2026

Before investing in any portfolio of the Sanford C. Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolios’ prospectus, an additional copy of which may be obtained by visiting our website at www.Bernstein.com and clicking on “Investments”, found in the footer, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please call (collect) 212.486.5800.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit www.AllianceBernstein.com or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

This shareholder report must be preceded or accompanied by the Sanford C. Bernstein Fund, Inc. prospectus for individuals who are not shareholders of the Fund.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

Investment Products Offered: • Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay A Portfolio

March 31, 2026 (Unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–56.7%

Information Technology–15.5%
Communications Equipment–1.1%
Arista Networks, Inc.(a)	2,646	$324,876
Calix, Inc.(a)	1,807	88,525
Ciena Corp.(a)	306	118,798
Cisco Systems, Inc.	27,408	2,126,587
F5, Inc.(a)	1,060	306,690
Motorola Solutions, Inc.	2,960	1,284,551
Nokia Oyj	7,900	63,374

		4,313,401

Electronic Equipment, Instruments & Components–0.6%
Amphenol Corp.–Class A	4,490	567,311
Avnet, Inc.	1,971	121,453
CDW Corp./DE	274	33,159
Celestica, Inc.(a)	248	69,959
Coherent Corp.(a)	297	70,748
Corning, Inc.	556	75,599
Crane NXT Co.	2,482	100,744
Fabrinet(a)	280	146,026
Halma PLC	3,858	196,877
Jabil, Inc.	227	60,298
Keyence Corp.	651	231,696
Kyocera Corp.	10,780	165,296
Littelfuse, Inc.	180	61,083
Plexus Corp.(a)	541	109,574
Shimadzu Corp.	2,359	56,057
TD SYNNEX Corp.	730	123,158
TE Connectivity PLC	250	52,255
Teledyne Technologies, Inc.(a)	393	237,769
Yokogawa Electric Corp.	2,278	70,399
Zebra Technologies Corp.–Class A(a)	296	61,888

		2,611,349

IT Services–0.5%
Accenture PLC–Class A	2,021	400,744
CGI, Inc.	1,970	144,022
Cognizant Technology Solutions Corp.–Class A	2,470	151,534
DigitalOcean Holdings, Inc.(a)(b)	1,512	129,699
Fujitsu Ltd.	6,743	137,899
Gartner, Inc.(a)	271	42,910
Globant SA(a)	1,331	61,372
GoDaddy, Inc.–Class A(a)	1,134	93,748
Indra Sistemas SA(b)	667	37,279
International Business Machines Corp.	962	233,179
MongoDB, Inc.(a)	307	75,144
NEC Corp.	2,409	59,943
Nomura Research Institute Ltd.	3,641	99,646
Obic Co., Ltd.	3,274	79,465
Company	Shares	U.S. $ Value
Otsuka Corp.	2,315	$44,320
TIS, Inc.	2,133	45,607
VeriSign, Inc.	699	173,604

		2,010,115

Semiconductors & Semiconductor Equipment–7.1%
Advantest Corp.	1,833	252,966
Applied Materials, Inc.	6,612	2,259,915
ASM International NV	78	59,120
ASML Holding NV	1,170	1,555,815
ASML Holding NV (REG)	516	681,548
BE Semiconductor Industries NV	171	36,627
Broadcom, Inc.	12,872	3,984,013
Credo Technology Group Holding Ltd.(a)	1,042	97,813
Disco Corp.	193	78,664
First Solar, Inc.(a)	264	52,077
FormFactor, Inc.(a)	1,665	161,488
KLA Corp.	331	487,368
Lam Research Corp.	3,560	760,630
Lasertec Corp.(b)	204	45,405
Lattice Semiconductor Corp.(a)	1,399	129,771
MACOM Technology Solutions Holdings, Inc.(a)	437	97,045
MKS, Inc.	349	80,204
Monolithic Power Systems, Inc.	128	139,949
Nova Ltd. (NASDAQ GS)(a)	204	88,593
Nova Ltd. (Tel Aviv)(a)	57	25,172
NVIDIA Corp.	70,543	12,302,699
NXP Semiconductors NV	6,233	1,227,028
ON Semiconductor Corp.(a)	1,932	119,629
Qnity Electronics, Inc.	189	21,807
QUALCOMM, Inc.	2,430	312,935
SCREEN Holdings Co., Ltd.(b)	306	18,230
Semtech Corp.(a)	1,236	95,036
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	6,410	2,166,260
Teradyne, Inc.	551	163,349
Texas Instruments, Inc.	1,886	366,148
Tokyo Electron Ltd.	953	236,774
Universal Display Corp.	987	90,468

		28,194,546

Software–3.8%
ACI Worldwide, Inc.(a)	1,772	72,670
Adobe, Inc.(a)	1,497	363,891
Autodesk, Inc.(a)	866	207,320
Cadence Design Systems, Inc.(a)	582	161,720
Check Point Software Technologies Ltd.(a)	662	94,567
Constellation Software, Inc./Canada	129	226,452
Crowdstrike Holdings, Inc.–Class A(a)	65	25,377
Dassault Systemes SE	2,534	51,299
Descartes Systems Group, Inc. (The)(a)	721	51,643
Fair Isaac Corp.(a)	19	20,283
Fortinet, Inc.(a)	2,321	189,672
Gen Digital, Inc.	2,367	44,571
Intuit, Inc.	839	362,767

2026 Semi-Annual Report	1

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Klaviyo, Inc.–Class A(a)	2,200	$42,812
Microsoft Corp.(c)	26,738	9,897,606
Nemetschek SE	106	7,935
Nice Ltd.(a)	107	11,814
Nice Ltd. (Sponsored ADR)(a)(b)	554	61,084
Oracle Corp.	9,697	1,426,526
Oracle Corp. Japan	418	22,669
Palantir Technologies, Inc.–Class A(a)	133	19,455
Palo Alto Networks, Inc.(a)	567	90,901
Procore Technologies, Inc.(a)	1,703	97,071
PTC, Inc.(a)	415	59,133
Roper Technologies, Inc.	826	292,288
Runway AI, Inc.(a)(d)(e)	1,263	17,549
Sage Group PLC (The)	6,146	68,868
Salesforce, Inc.	788	147,096
Samsara, Inc.–Class A(a)	2,452	77,704
SAP SE	1,105	188,383
ServiceNow, Inc.(a)	5,203	543,974
Tyler Technologies, Inc.(a)	288	98,605
Workday, Inc.–Class A(a)	308	40,015
Xero Ltd.(a)	620	32,767
Zoom Communications, Inc.(a)	433	34,809
Zscaler, Inc.(a)	102	14,310

		15,165,606

Technology Hardware, Storage & Peripherals–2.4%
Apple, Inc.(c)	35,233	8,941,783
Canon, Inc.(b)	7,311	202,861
FUJIFILM Holdings Corp.	7,785	148,348
Logitech International SA (REG)	344	31,945
NetApp, Inc.	356	36,451

		9,361,388

		61,656,405

Financials–7.7%
Banks–1.8%
AIB Group PLC	5,558	59,332
Bank Hapoalim BM	3,871	90,910
Bank Leumi Le-Israel BM	3,061	68,453
Bank of America Corp.	41,037	2,000,554
BOC Hong Kong Holdings Ltd.–Class H	24,546	135,420
Canadian Imperial Bank of Commerce(b)	704	66,721
DBS Group Holdings Ltd.	2,860	127,270
East West Bancorp, Inc.	588	62,775
Fifth Third Bancorp	14,493	673,345
FinecoBank Banca Fineco SpA	1,187	26,409
First BanCorp/Puerto Rico	3,104	66,301
First Citizens BancShares, Inc./NC–Class A	79	148,888
First Hawaiian, Inc.	1,607	39,596
Flagstar Bank NA	5,969	78,612
Independent Bank Corp.	1,161	87,319
Japan Post Bank Co., Ltd.	1,675	27,320
Mizrahi Tefahot Bank Ltd.	431	31,496
Nordea Bank Abp(b)	1,499	25,812
Company	Shares	U.S. $ Value
Oversea-Chinese Banking Corp., Ltd.	2,590	$44,361
PNC Financial Services Group, Inc. (The)	3,767	783,875
Royal Bank of Canada	360	58,196
Texas Capital Bancshares, Inc.(a)	1,043	98,960
Toronto-Dominion Bank (The)	659	61,546
UMB Financial Corp.	934	105,346
UniCredit SpA	388	27,837
WaFd, Inc.	3,125	98,125
Wells Fargo & Co.	24,461	1,947,340
Wintrust Financial Corp.	570	79,196

		7,121,315

Capital Markets–1.9%
3i Group PLC	1,842	60,033
Affiliated Managers Group, Inc.	241	66,685
Ameriprise Financial, Inc.	201	89,324
ASX Ltd.	338	12,263
Blackrock, Inc.	245	235,619
Brookfield Asset Management Ltd.–Class A	959	42,638
Cboe Global Markets, Inc.	1,198	336,722
Charles Schwab Corp. (The)	25,004	2,349,876
CME Group, Inc.	1,708	504,458
CVC Capital Partners PLC(b)(f)	485	6,332
Deutsche Boerse AG	82	24,021
Futu Holdings Ltd. (ADR)(a)	106	14,497
Goldman Sachs Group, Inc. (The)	1,599	1,352,738
Hong Kong Exchanges & Clearing Ltd.–Class H	2,601	131,215
Invesco Ltd.	5,047	122,592
Japan Exchange Group, Inc.	1,875	21,896
Moody’s Corp.	357	155,741
Partners Group Holding AG	59	63,593
S&P Global, Inc.	3,687	1,568,229
Singapore Exchange Ltd.	4,909	74,887
Stifel Financial Corp.	2,337	172,751
T. Rowe Price Group, Inc.	416	37,498

		7,443,608

Consumer Finance–0.4%
Capital One Financial Corp.	6,891	1,257,125
Figure Technology Solutions, Inc.–Class A(a)	1,252	42,506
FirstCash Holdings, Inc.	583	109,604

		1,409,235

Financial Services–1.8%
Adyen NV(a)	49	49,042
Berkshire Hathaway, Inc.–Class B(a)	860	412,112
Chime Financial, Inc.–Class A(a)(b)	2,341	43,847
HA Sustainable Infrastructure Capital, Inc.(b)	3,428	125,979
Infratil Ltd.	7,097	47,854
Jack Henry & Associates, Inc.	387	61,161
Mastercard, Inc.–Class A	1,746	872,406
NCR Atleos Corp.(a)	201	8,760

2	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
PayPal Holdings, Inc.	1,659	$75,037
Sofina SA	62	15,055
Visa, Inc.–Class A	18,381	5,555,473
Walker & Dunlop, Inc.	1,173	52,058
Wise PLC–Class A(a)	1,449	17,449

		7,336,233

Insurance–1.8%
Accelerant Holdings–Class A(a)	1,905	25,451
Admiral Group PLC	1,243	51,989
Allstate Corp. (The)	344	71,325
American Financial Group, Inc./OH	800	102,168
Aon PLC–Class A	368	118,783
Arch Capital Group Ltd.(a)	1,397	134,098
Arthur J Gallagher & Co.	251	54,362
Brown & Brown, Inc.	1,162	75,774
Chubb Ltd.	1,061	345,812
Erie Indemnity Co.–Class A	56	14,073
Everest Group Ltd.	2,343	765,810
Fairfax Financial Holdings Ltd.(b)	50	85,196
Gjensidige Forsikring ASA	410	10,725
Great-West Lifeco, Inc.	453	21,216
Hannover Rueck SE	110	34,584
Hanover Insurance Group, Inc. (The)	809	140,240
Hartford Insurance Group, Inc. (The)	487	65,857
Helvetia Baloise Holding AG	157	40,633
iA Financial Corp., Inc.	155	17,201
Intact Financial Corp.	991	179,578
Loews Corp.	906	96,706
Marsh & McLennan Cos., Inc.	7,740	1,342,503
Medibank Pvt. Ltd.	5,496	16,630
MS&AD Insurance Group Holdings, Inc.	2,335	60,933
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	235	148,412
Progressive Corp. (The)	5,884	1,166,444
Prudential PLC	4,433	61,633
Sampo Oyj–Class A	14,151	150,512
Swiss Re AG	543	91,212
Tokio Marine Holdings, Inc.	3,892	182,694
Travelers Cos., Inc. (The)	756	220,510
Tryg A/S	1,480	35,276
W R Berkley Corp.	2,590	171,665
Willis Towers Watson PLC	2,918	848,263
Zurich Insurance Group AG	496	350,582

		7,298,850

		30,609,241

Health Care–7.1%
Biotechnology–0.9%
AbbVie, Inc.	819	178,124
Amgen, Inc.	277	97,463
Apogee Therapeutics, Inc.(a)	579	48,734
Argenx SE(a)	243	176,355
Ascendis Pharma A/S (ADR)(a)	158	36,139
Bridgebio Pharma, Inc.(a)	968	71,884
Company	Shares	U.S. $ Value
CG oncology, Inc.(a)	683	$46,226
Denali Therapeutics, Inc.(a)	1,699	32,621
Dianthus Therapeutics, Inc.(a)	553	46,408
Erasca, Inc.(a)	1,563	25,289
Genmab A/S(a)	176	47,401
Gilead Sciences, Inc.	1,503	209,473
Halozyme Therapeutics, Inc.(a)	826	53,384
Incyte Corp.(a)	1,352	127,250
Insmed, Inc.(a)	871	142,426
Kymera Therapeutics, Inc.(a)	486	40,479
Madrigal Pharmaceuticals, Inc.(a)	58	30,361
Natera, Inc.(a)	333	66,597
Neurocrine Biosciences, Inc.(a)	835	110,003
Newamsterdam Pharma Co. NV(a)(b)	741	23,719
Nuvalent, Inc.–Class A(a)	430	44,054
Regeneron Pharmaceuticals, Inc.	58	44,813
Rhythm Pharmaceuticals, Inc.(a)	504	43,833
Swedish Orphan Biovitrum AB(a)	370	15,507
United Therapeutics Corp.(a)	185	109,701
Vera Therapeutics, Inc.(a)	728	29,287
Vertex Pharmaceuticals, Inc.(a)	3,093	1,381,148
Xenon Pharmaceuticals, Inc.(a)	780	45,357

		3,324,036

Health Care Equipment & Supplies–1.2%
Abbott Laboratories	5,607	575,671
AtriCure, Inc.(a)	2,105	60,056
Boston Scientific Corp.(a)	962	60,365
Cochlear Ltd.	126	14,827
Coloplast A/S–Class B	214	14,577
Dexcom, Inc.(a)	631	39,627
Edwards Lifesciences Corp.(a)	1,856	148,628
Envista Holdings Corp.(a)	4,481	113,683
Fisher & Paykel Healthcare Corp., Ltd.	1,069	23,180
GE HealthCare Technologies, Inc.	763	54,310
Glaukos Corp.(a)	842	90,650
Globus Medical, Inc.–Class A(a)	1,537	132,428
Hologic, Inc.(a)	1,367	103,332
Hoya Corp.	691	119,792
IDEXX Laboratories, Inc.(a)	223	125,301
Integer Holdings Corp.(a)	1,175	103,400
Intuitive Surgical, Inc.(a)	626	288,580
Medtronic PLC	13,690	1,186,238
ResMed, Inc.	292	65,548
Sonova Holding AG (REG)	87	19,837
Straumann Holding AG (REG)	224	23,436
Stryker Corp.	3,741	1,229,255
Sysmex Corp.	812	7,081

		4,599,802

Health Care Providers & Services–1.3%
BrightSpring Health Services, Inc.(a)	2,105	89,694
Cardinal Health, Inc.	493	104,176
Cencora, Inc.	1,435	450,791
Cigna Group (The)	246	65,620
Elevance Health, Inc.	437	127,932
Encompass Health Corp.	7,158	692,393

2026 Semi-Annual Report	3

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Guardant Health, Inc.(a)	1,089	$100,591
HCA Healthcare, Inc.	182	86,130
Labcorp Holdings, Inc.	2,574	686,769
Lumexa Imaging Holdings, Inc.(a)	1,901	16,349
McKesson Corp.	412	356,528
Quest Diagnostics, Inc.	560	109,749
Tenet Healthcare Corp.(a)	721	136,060
UnitedHealth Group, Inc.	8,048	2,177,708

		5,200,490

Health Care Technology–0.0%
Pro Medicus Ltd.	159	13,104
Veeva Systems, Inc.–Class A(a)	268	47,077

		60,181

Life Sciences Tools & Services–0.9%
Agilent Technologies, Inc.	495	56,420
Bio-Techne Corp.	2,000	104,520
ICON PLC(a)	684	75,692
IQVIA Holdings, Inc.(a)	7,865	1,341,297
Repligen Corp.(a)	502	59,146
Thermo Fisher Scientific, Inc.	4,056	1,993,646
Waters Corp.(a)	118	35,140
West Pharmaceutical Services, Inc.	125	31,330

		3,697,191

Pharmaceuticals–2.8%
Astellas Pharma, Inc.	9,066	147,792
AstraZeneca PLC	3,283	641,958
Chugai Pharmaceutical Co., Ltd.	1,287	70,976
Daiichi Sankyo Co., Ltd.	3,243	58,019
Edgewise Therapeutics, Inc.(a)	1,032	32,508
Eli Lilly & Co.	2,999	2,758,390
Galderma Group AG(a)	89	17,491
GSK PLC	9,563	263,417
Ipsen SA	66	12,334
Johnson & Johnson	6,822	1,667,570
Merck & Co., Inc.	20,972	2,522,722
Novartis AG (REG)	7,163	1,099,480
Novo Nordisk A/S–Class B	8,831	323,166
Ocular Therapeutix, Inc.(a)	2,511	21,268
Orion Oyj–Class B	262	21,177
Otsuka Holdings Co., Ltd.	1,857	131,793
Roche Holding AG	1,809	721,955
Roche Holding AG (BR)(a)	82	33,978
Sanofi SA	1,383	133,556
Shionogi & Co., Ltd.	3,993	88,329
Structure Therapeutics, Inc. (ADR)(a)	379	18,268
Takeda Pharmaceutical Co., Ltd.	6,197	228,222
Terns Pharmaceuticals, Inc.(a)	616	32,476
Zoetis, Inc.	1,109	131,095

		11,177,940

		28,059,640

Company	Shares	U.S. $ Value

Industrials–6.8%
Aerospace & Defense–1.2%
Airbus SE (ADR)	15,413	$728,264
BAE Systems PLC (Sponsored ADR)	7,779	906,254
Curtiss-Wright Corp.	139	94,676
General Dynamics Corp.	619	212,453
Hexcel Corp.	1,197	96,873
Howmet Aerospace, Inc.	741	170,771
Kongsberg Gruppen ASA	991	42,243
Kratos Defense & Security Solutions, Inc.(a)	1,293	91,169
Lockheed Martin Corp.	730	441,205
MTU Aero Engines AG	100	36,482
Northrop Grumman Corp.	354	241,513
Rheinmetall AG	98	165,305
Rocket Lab Corp.(a)	2,358	151,431
RTX Corp.	8,215	1,584,673

		4,963,312

Air Freight & Logistics–0.1%
CH Robinson Worldwide, Inc.	991	164,576
Expeditors International of Washington, Inc.	313	44,831
GXO Logistics, Inc.(a)	2,132	110,544

		319,951

Building Products–0.3%
Allegion PLC	169	24,554
Belimo Holding AG (REG)	23	18,679
Carlisle Cos., Inc.	90	30,026
Carrier Global Corp.	10,566	594,971
Geberit AG (REG)	86	58,053
Gibraltar Industries, Inc.(a)	2,022	80,617
Lennox International, Inc.	76	35,274
ROCKWOOL A/S–Class B	178	4,944
Trane Technologies PLC	497	207,120
Zurn Elkay Water Solutions Corp.–Class C	1,960	87,886

		1,142,124

Commercial Services & Supplies–0.7%
Brambles Ltd.	2,520	39,550
Cintas Corp.	854	144,446
Copart, Inc.(a)	1,670	55,444
GFL Environmental, Inc.	502	20,941
Republic Services, Inc.	1,815	397,521
Rollins, Inc.	2,313	123,537
Secom Co., Ltd.	3,022	115,110
Veralto Corp.	13,489	1,192,697
Waste Connections, Inc.	1,368	222,218
Waste Management, Inc.	1,582	363,528

		2,674,992

Construction & Engineering–0.2%
API Group Corp.(a)	1,215	49,232
Cardinal Infrastructure Group, Inc.–Class A(a)	64	2,538

4	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Comfort Systems USA, Inc.	241	$332,336
EMCOR Group, Inc.	106	78,261
Granite Construction, Inc.	839	100,579
WillScot Holdings Corp.(b)	5,241	90,984

		653,930

Electrical Equipment–1.4%
ABB Ltd. (REG)	3,187	259,128
Bloom Energy Corp.–Class A(a)	837	113,405
BWX Technologies, Inc.	467	95,497
Eaton Corp. PLC	7,094	2,537,311
Forgent Power Solutions, Inc.(a)	1,520	44,490
Fujikura Ltd.	2,682	73,761
GE Vernova, Inc.	2,467	2,153,444
Generac Holdings, Inc.(a)	353	68,952
Hubbell, Inc.	100	49,074
Nextpower, Inc.–Class A(a)	1,143	137,789
Regal Rexnord Corp.	736	137,823
Rockwell Automation, Inc.	194	69,623

		5,740,297

Ground Transportation–0.8%
ArcBest Corp.	942	92,655
Canadian National Railway Co.	857	88,207
Central Japan Railway Co.	6,426	167,084
CSX Corp.	36,498	1,498,243
East Japan Railway Co.	7,043	161,084
Hankyu Hanshin Holdings, Inc.	1,543	44,616
Knight-Swift Transportation Holdings, Inc.	1,938	111,590
MTR Corp., Ltd.–Class H(b)	12,869	52,737
Old Dominion Freight Line, Inc.	394	76,988
Saia, Inc.(a)	226	79,389
Tokyu Corp.	1,637	19,323
Uber Technologies, Inc.(a)	4,046	291,029
Union Pacific Corp.	1,254	304,245
West Japan Railway Co.(b)	1,772	34,925

		3,022,115

Industrial Conglomerates–0.1%
3M Co.	941	136,662
Honeywell International, Inc.	1,208	273,044
Lifco AB–Class B	402	12,162
Smiths Group PLC	599	18,279
Swire Pacific Ltd.–Class H	2,916	31,871

		472,018

Machinery–1.2%
Alfa Laval AB	537	29,374
Atlas Copco AB–Class A	5,715	100,852
Atlas Copco AB–Class B	3,321	51,915
Caterpillar, Inc.	1,044	739,632
CNH Industrial NV	6,866	75,526
Crane Co.	451	77,121
Cummins, Inc.	266	143,113
Daifuku Co., Ltd.	591	20,868
Deere & Co.	2,367	1,333,331
Epiroc AB–Class A	1,220	30,033
Company	Shares	U.S. $ Value
Epiroc AB–Class B	722	$15,466
GEA Group AG	270	19,364
Graco, Inc.	319	27,003
Illinois Tool Works, Inc.	601	156,434
ITT, Inc.	465	88,596
JBT Marel Corp.	727	92,962
Kone Oyj–Class B	1,167	74,502
Metso Oyj	1,094	18,959
Oshkosh Corp.	895	131,753
PACCAR, Inc.	4,418	510,279
Parker-Hannifin Corp.	229	205,010
Pentair PLC	1,130	98,434
Rational AG	12	8,804
RBC Bearings, Inc.(a)	185	100,477
Sandvik AB	1,769	68,004
Schindler Holding AG	80	26,351
Schindler Holding AG (REG)	243	76,533
Snap-on, Inc.	94	34,143
Techtronic Industries Co., Ltd.–Class H	2,652	35,219
Tennant Co.	6	398
Terex Corp.	1,798	106,262
VAT Group AG(f)	58	36,183
Wartsila Oyj Abp	947	35,274
Yangzijiang Shipbuilding Holdings Ltd.	5,419	16,097

		4,584,272

Marine Transportation–0.0%
Kirby Corp.(a)	1,010	134,209
Kuehne & Nagel International AG (REG)	125	28,625
SITC International Holdings Co., Ltd.–Class H	3,452	15,115

		177,949

Passenger Airlines–0.0%
ANA Holdings, Inc.	1,380	24,715
Ryanair Holdings PLC	860	24,210

		48,925

Professional Services–0.3%
Automatic Data Processing, Inc.	1,019	207,040
Broadridge Financial Solutions, Inc.	223	36,233
Bureau Veritas SA	636	19,036
CACI International, Inc.–Class A(a)	213	115,844
CBIZ, Inc.(a)	819	21,990
Computershare Ltd.	1,036	20,433
Experian PLC	1,798	62,201
First Advantage Corp.(a)(b)	7,379	86,777
FTI Consulting, Inc.(a)	525	92,804
Intertek Group PLC	338	16,447
Leidos Holdings, Inc.	218	33,903
Paychex, Inc.	739	68,077
Planet Labs PBC(a)	2,380	66,521
Recruit Holdings Co., Ltd.	3,005	130,928
RELX PLC	4,333	141,959
Robert Half, Inc.	3,574	90,780
Wolters Kluwer NV	489	36,523

		1,247,496

2026 Semi-Annual Report	5

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Trading Companies & Distributors–0.4%
AddTech AB–Class B	477	$16,368
Applied Industrial Technologies, Inc.	330	87,556
Boise Cascade Co.	1,178	89,351
Core & Main, Inc.–Class A(a)	1,787	88,278
Fastenal Co.	2,631	122,078
Ferguson Enterprises, Inc.	388	90,505
GATX Corp.	624	106,542
MonotaRO Co., Ltd.	537	5,821
Toromont Industries Ltd.	142	19,881
United Rentals, Inc.	1,132	824,730
Watsco, Inc.	64	23,282
WW Grainger, Inc.	119	129,806

		1,604,198

Transportation Infrastructure–0.1%
Aena SME SA	5,717	168,636
Aeroports de Paris SA	196	23,945
Getlink SE	2,538	54,767

		247,348

		26,898,927

Communication Services–6.7%
Diversified Telecommunication Services–0.7%
AST SpaceMobile, Inc.(a)(b)	1,281	106,157
AT&T, Inc.	17,056	494,454
Deutsche Telekom AG (REG)	7,016	261,860
Elisa Oyj	1,480	72,091
HKT Trust & HKT Ltd.–Class H	31,526	49,266
Koninklijke KPN NV	32,056	178,668
NTT, Inc.	250,267	250,384
Orange SA	15,593	319,704
Singapore Telecommunications Ltd.	62,219	239,062
Swisscom AG (REG)	217	182,098
Telia Co. AB	10,174	52,124
Telstra Group Ltd.	20,565	75,918
TELUS Corp.	3,084	39,639
Verizon Communications, Inc.	8,317	417,513

		2,738,938

Entertainment–1.0%
Capcom Co., Ltd.(b)	719	15,194
CTS Eventim AG & Co. KGaA	397	23,253
Electronic Arts, Inc.	1,258	256,468
Liberty Media Corp.-Liberty Formula One–Class C(a)	1,302	110,696
Netflix, Inc.(a)	10,057	966,980
Nintendo Co., Ltd.	2,136	121,935
TKO Group Holdings, Inc.	466	93,969
Toho Co., Ltd./Tokyo	2,030	21,323
Universal Music Group NV	2,977	57,786
Walt Disney Co. (The)	22,459	2,164,598

		3,832,202

Interactive Media & Services–4.3%
Alphabet, Inc.–Class A	4,840	1,391,791
Company	Shares	U.S. $ Value
Alphabet, Inc.–Class C(c)	29,435	$8,443,724
Autotrader Group PLC	2,410	15,084
Meta Platforms, Inc.–Class A	11,690	6,688,200
REA Group Ltd.	122	13,366
Reddit, Inc.–Class A(a)	3,675	494,839
Scout24 SE	758	58,486

		17,105,490

Media–0.0%
Omnicom Group, Inc.	348	26,208
Publicis Groupe SA	395	32,694

		58,902

Wireless Telecommunication Services–0.7%
KDDI Corp.	20,509	349,201
SoftBank Corp.	240,817	322,243
T-Mobile US, Inc.	9,299	1,953,069
Vodafone Group PLC	45,515	68,652

		2,693,165

		26,428,697

Consumer Discretionary–4.2%
Automobile Components–0.0%
BorgWarner, Inc.	2,730	148,130
Bridgestone Corp.	1,442	30,049
Continental AG	212	14,799

		192,978

Automobiles–0.0%
Ferrari NV	435	147,597

Broadline Retail–1.6%
Amazon.com, Inc.(a)	28,351	5,904,663
Dollarama, Inc.	861	105,671
MercadoLibre, Inc.(a)	35	60,516
Next PLC	269	45,447
Pan Pacific International Holdings Corp.	7,088	43,238
Wesfarmers Ltd.	2,129	108,698

		6,268,233

Diversified Consumer Services–0.1%
ADT, Inc.	13,400	88,038
Frontdoor, Inc.(a)	1,697	89,703
Laureate Education, Inc.(a)	3,314	115,460

		293,201

Hotels, Restaurants & Leisure–0.5%
Aristocrat Leisure Ltd.	960	30,514
Cava Group, Inc.(a)	1,244	100,640
Chipotle Mexican Grill, Inc.(a)	3,045	97,471
Compass Group PLC	6,255	174,520
Darden Restaurants, Inc.	210	41,168
Evolution AB(a)(b)(f)	305	19,169
Hyatt Hotels Corp.–Class A	4,400	632,676
McDonald’s Corp.	1,222	379,785
Oriental Land Co., Ltd./Japan(b)	6,158	104,808
Viking Holdings Ltd.(a)	1,307	96,038

6	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Yum! Brands, Inc.	1,212	$188,442

		1,865,231

Household Durables–0.1%
DR Horton, Inc.	445	61,063
Garmin Ltd.	314	72,851
NVR, Inc.(a)	6	39,539
PulteGroup, Inc.	372	43,751
SharkNinja, Inc.(a)	934	98,910
Taylor Morrison Home Corp.(a)	1,024	59,638

		375,752

Leisure Products–0.1%
Bandai Namco Holdings, Inc.	1,026	25,312
Brunswick Corp./DE	773	56,243
Hasbro, Inc.	1,415	132,444

		213,999

Specialty Retail–1.7%
AutoZone, Inc.(a)	608	2,053,690
Bath & Body Works, Inc.	4,245	79,254
Best Buy Co., Inc.	461	29,596
Burlington Stores, Inc.(a)	314	102,169
Dick’s Sporting Goods, Inc.	119	23,597
Fast Retailing Co., Ltd.	347	137,102
Home Depot, Inc. (The)	3,951	1,299,444
Industria de Diseno Textil SA	4,987	290,287
Murphy USA, Inc.	245	121,023
O’Reilly Automotive, Inc.(a)	2,624	242,222
Sanrio Co., Ltd.(b)	1,625	10,103
TJX Cos., Inc. (The)	12,951	2,068,275
Tractor Supply Co.	999	45,255
Ulta Beauty, Inc.(a)	97	50,703
Williams-Sonoma, Inc.	325	59,257
ZOZO, Inc.	1,293	9,055

		6,621,032

Textiles, Apparel & Luxury Goods–0.1%
Amer Sports, Inc.(a)	2,841	93,526
Asics Corp.	1,320	35,488
Deckers Outdoor Corp.(a)	376	37,634
Hermes International SCA	66	125,027
Lululemon Athletica, Inc.(a)	268	41,031
Moncler SpA	425	25,589
NIKE, Inc.–Class B	1,983	104,742
On Holding AG–Class A(a)	1,719	58,480
Pandora A/S	165	11,793

		533,310

		16,511,333

Consumer Staples–3.4%
Beverages–1.3%
Carlsberg AS–Class B	166	20,623
Celsius Holdings, Inc.(a)	2,038	72,308
Coca-Cola Co. (The)	36,333	2,763,124
Coca-Cola HBC AG(a)	376	21,180
Company	Shares	U.S. $ Value
Keurig Dr. Pepper, Inc.	3,621	$95,341
Kirin Holdings Co., Ltd.	4,000	63,625
Monster Beverage Corp.(a)	17,345	1,256,819
PepsiCo, Inc.	5,188	805,644

		5,098,664

Consumer Staples Distribution & Retail–1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	1,506	148,220
Costco Wholesale Corp.	1,606	1,600,267
Dollar General Corp.	232	27,545
Dollar Tree, Inc.(a)	1,074	117,614
Jeronimo Martins SGPS SA	700	16,738
Koninklijke Ahold Delhaize NV	1,955	91,043
Kroger Co. (The)	4,104	296,965
Loblaw Cos. Ltd.	2,207	100,617
US Foods Holding Corp.(a)	1,621	149,472
Walmart, Inc.	16,063	1,996,310

		4,544,791

Food Products–0.4%
Chocoladefabriken Lindt & Spruengli AG (REG)	1	143,132
Danone SA	968	77,350
Freshpet, Inc.(a)	1,104	65,092
General Mills, Inc.	3,933	146,386
Hershey Co. (The)	888	184,606
Hormel Foods Corp.	1,483	33,590
Lotus Bakeries NV	1	11,291
Magnum Ice Cream Co. NV (The)(a)	1,008	14,808
Mondelez International, Inc.–Class A	3,703	213,441
Nestle SA (REG)	5,639	553,135
Tyson Foods, Inc.–Class A	1,394	89,314

		1,532,145

Household Products–0.4%
Church & Dwight Co., Inc.	2,428	226,581
Colgate-Palmolive Co.	2,888	246,144
Kimberly-Clark Corp.	231	22,284
Procter & Gamble Co. (The)	7,038	1,016,569
Reckitt Benckiser Group PLC	1,289	86,673
WD-40 Co.	400	81,576

		1,679,827

Personal Care Products–0.1%
Beiersdorf AG	165	14,832
Kao Corp.	403	15,688
L’Oreal SA	452	184,547
Unilever PLC	5,327	292,449

		507,516

Tobacco–0.0%
Imperial Brands PLC	1,393	56,483
Philip Morris International, Inc.	513	84,820

		141,303

		13,504,246

2026 Semi-Annual Report	7

Schedule of Investments (continued)

Company	Shares	U.S. $ Value

Energy–1.6%
Energy Equipment & Services–0.1%
TechnipFMC PLC	4,310	$297,950

Oil, Gas & Consumable Fuels–1.5%
Cheniere Energy, Inc.	154	43,699
Chevron Corp.	812	168,003
Coterra Energy, Inc.	1,136	39,919
DT Midstream, Inc.	372	50,097
Eni SpA(b)	3,930	111,745
EOG Resources, Inc.	14,737	2,130,528
Expand Energy Corp.	1,186	130,199
Exxon Mobil Corp.	14,600	2,477,036
Galp Energia SGPS SA	1,208	28,965
Imperial Oil Ltd.	245	32,091
Inpex Corp.	3,734	110,450
Magnolia Oil & Gas Corp.–Class A	3,665	115,704
Matador Resources Co.	1,804	113,977
Northern Oil & Gas, Inc.(b)	2,888	84,416
Shell PLC	1,552	71,881
Texas Pacific Land Corp.	140	66,438
TotalEnergies SE	1,139	104,531
Uranium Energy Corp.(a)	3,818	51,543
Williams Cos., Inc. (The)	2,102	152,983

		6,084,205

		6,382,155

Materials–1.5%
Chemicals–1.0%
Air Liquide SA	399	82,473
Albemarle Corp.	438	78,634
Avient Corp.	2,348	85,232
Corteva, Inc.	18,949	1,586,221
Element Solutions, Inc.	2,479	84,633
EMS-Chemie Holding AG(a)	14	11,008
Givaudan SA (REG)	29	98,064
Linde PLC	3,719	1,843,731
RPM International, Inc.	1,062	105,563
Sherwin-Williams Co. (The)	467	149,697
Sika AG (REG)(a)	255	42,207

		4,167,463

Construction Materials–0.2%
Buzzi SpA	132	6,673
Eagle Materials, Inc.	3,148	596,389
Holcim AG(a)	903	74,644

		677,706

Containers & Packaging–0.0%
Avery Dennison Corp.	145	25,039
Ball Corp.	682	40,313
O-I Glass, Inc.(a)	7,867	82,682

		148,034

Metals & Mining–0.3%
Alcoa Corp.	973	64,539
Company	Shares	U.S. $ Value
Barrick Mining Corp.	970	$39,641
BHP Group Ltd.	8,826	319,347
Fortescue Ltd.	2,882	41,183
Franco-Nevada Corp.	243	60,169
Fresnillo PLC	414	18,351
Kinross Gold Corp.	2,086	63,775
Lundin Gold, Inc.(b)	191	14,596
MP Materials Corp.(a)(b)	796	38,415
Newmont Corp.	680	73,610
Reliance, Inc.	510	154,999
Rio Tinto Ltd.	632	71,804
Rio Tinto PLC	1,947	180,630

		1,141,059

		6,134,262

Utilities–1.5%
Electric Utilities–0.9%
Alliant Energy Corp.	296	21,241
American Electric Power Co., Inc.	13,543	1,775,216
BKW AG	177	34,897
Chubu Electric Power Co., Inc.	1,075	17,723
CLP Holdings Ltd.–Class H	11,086	104,373
Duke Energy Corp.	4,017	525,986
FirstEnergy Corp.	1,353	68,543
Hydro One Ltd.(b)(f)	1,482	61,204
Iberdrola SA	3,545	81,160
IDACORP, Inc.	1,124	160,698
Oklo, Inc.(a)	318	15,770
PG&E Corp.	980	17,219
Power Assets Holdings Ltd.–Class H	11,523	89,902
PPL Corp.	819	31,286
Redeia Corp. SA	3,269	55,411
Southern Co. (The)	5,136	495,727
Verbund AG	370	28,275
Xcel Energy, Inc.	804	63,870

		3,648,501

Gas Utilities–0.1%
Chesapeake Utilities Corp.	671	84,794
Hong Kong & China Gas Co., Ltd.–Class H	66,753	60,722
ONE Gas, Inc.	1,168	100,600
Osaka Gas Co., Ltd.	1,807	73,191
Tokyo Gas Co., Ltd.	772	36,358

		355,665

Multi-Utilities–0.5%
Ameren Corp.	9,921	1,090,516
CMS Energy Corp.	941	73,003
Consolidated Edison, Inc.	3,023	342,143
Dominion Energy, Inc.	420	25,964
E.ON SE	1,041	22,800
Engie SA	1,526	49,179
WEC Energy Group, Inc.	1,810	209,544

		1,813,149

8	Sanford C. Bernstein Fund, Inc.

Company		Shares	U.S. $ Value
Water Utilities–0.0%
American Water Works Co., Inc.		343	$46,679

			5,863,994

Real Estate–0.7%
Diversified REITs–0.0%
Broadstone Net Lease, Inc.		2,887	52,746

Health Care REITs–0.1%
American Healthcare REIT, Inc.		982	46,311
Ventas, Inc.		503	41,135
Welltower, Inc.		691	136,618

			224,064

Hotel & Resort REITs–0.0%
Ryman Hospitality Properties, Inc.		534	49,272

Industrial REITs–0.0%
STAG Industrial, Inc.		2,264	81,640

Office REITs–0.0%
COPT Defense Properties		3,339	102,174

Real Estate Management & Development–0.1%
Daito Trust Construction Co., Ltd.(b)		550	12,889
Jones Lang LaSalle, Inc.(a)		448	136,335

			149,224

Residential REITs–0.0%
Independence Realty Trust, Inc.		5,337	79,468
Sun Communities, Inc.		364	45,849

			125,317

Retail REITs–0.0%
Brixmor Property Group, Inc.		2,193	63,158

Specialized REITs–0.5%
CubeSmart		1,186	43,467
Digital Realty Trust, Inc.		5,541	998,544
Extra Space Storage, Inc.		7,061	925,909
Public Storage		265	71,783

			2,039,703

			2,887,298

Total Common Stocks (cost $140,540,752)			224,936,198

INVESTMENT COMPANIES–24.7%
Funds and Investment Trusts–24.7%(g)(h)
AB Bond Fund, Inc.–AB All Market Real Return Portfolio–Class Z		2,397,730	26,614,806
AB Emerging Markets Opportunities ETF		144,823	6,346,144
Bernstein Fund, Inc.–International Small Cap Portfolio–Class Z		826,056	11,713,480
Bernstein Fund, Inc.–International Strategic Equities Portfolio–Class Z		2,746,635	46,939,994
Company		Shares	U.S. $ Value
Bernstein Fund, Inc.–Small Cap Core Portfolio–Class Z		538,812	$6,352,595

Total Investment Companies (cost $66,193,800)			97,967,019

	Notional Amount

PURCHASED OPTIONS–PUTS–2.0%
Options on Equity Indices–2.0%
Euro STOXX 50 Price EUR Index Expiration: Feb 2027; Contracts: 3,600; Exercise Price: EUR 4,900.00; Counterparty: UBS AG(a)	EUR	17,640,000	936,782
FTSE 100 Index Expiration: Mar 2027; Contracts: 730; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(a)	GBP	6,716,000	301,051
Nikkei 225 Index Expiration: Mar 2027; Contracts: 43,000; Exercise Price: JPY 44,000.00; Counterparty: UBS AG(a)	JPY	1,892,000,000	840,277
S&P 500 Index Expiration: Jan 2027; Contracts: 28,100; Exercise Price: USD 5,775.00; Counterparty: UBS AG(a)	USD	162,277,500	6,030,496

Total Purchased Options–Puts (premiums paid $5,361,312)			8,108,606

		Shares

SHORT-TERM INVESTMENTS–18.3%
Investment Companies–18.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.50%(g)(h)(i) (cost $72,742,984)		72,742,984	72,742,984

Total Investments Before Security Lending Collateral for Securities Loaned–101.7% (cost $284,838,848)			403,754,807

2026 Semi-Annual Report	9

Schedule of Investments (continued)

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.1%
Investment Companies–0.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.50%(g)(h)(i) (cost $325,718)	325,718	$325,718

Total Investments—101.8% (cost $285,164,566)		404,080,525

Other assets less liabilities—(1.8)%		(7,141,382)

Net Assets—100.0%		$396,939,143

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)

Purchased Contracts

Canadian 10 Yr Bond Futures	78	June 2026	$6,729,049	$(20,525)

E-Mini Russell 2000 Index Futures	5	June 2026	628,050	613

Euro Buxl 30 Yr Bond Futures	5	June 2026	637,220	(6,479)

Euro STOXX 50 Index Futures	5	June 2026	317,570	(1,032)

Euro-BOBL Futures	24	June 2026	3,202,075	(46,516)

Euro-Bund Futures	27	June 2026	3,913,166	(86,050)

Long Gilt Futures	169	June 2026	19,637,611	(763,857)

MSCI Emerging Markets Index Futures	58	June 2026	4,218,340	(45,149)

Nikkei 225 (OSE) Futures	10	June 2026	3,223,591	(99,873)

S&P 500 E-Mini Futures	164	June 2026	53,880,150	(507,143)

S&P Mid 400 E-Mini Futures	1	June 2026	339,650	1,638

U.S. T-Note 2 Yr (CBT) Futures	155	June 2026	32,154,023	(230,529)

U.S. T-Note 10 Yr (CBT) Futures	331	June 2026	36,756,516	(739,855)

U.S. Ultra Bond (CBT) Futures	90	June 2026	10,490,625	(353,107)

Sold Contracts

Australian 10 Yr Bond Futures	40	June 2026	2,973,790	23,553

FTSE 100 Index Futures	18	June 2026	2,429,892	(45,771)

Japan 10 Yr Bond (OSE) Futures	58	June 2026	47,622,822	557,847

SPI 200 Futures	32	June 2026	4,698,837	(8,896)

TOPIX Index Futures	1	June 2026	220,787	3,357

				$(2,367,774)

10	Sanford C. Bernstein Fund, Inc.

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	JPY	5,199,102	USD	33,119	04/10/2026	$337,391

Bank of America NA	USD	4,340	CHF	3,378	04/16/2026	(108,519)

Bank of America NA	USD	9,524	AUD	13,487	04/22/2026	(221,388)

Barclays Capital, Inc.	USD	4,779	JPY	755,417	04/10/2026	(15,736)

Barclays Capital, Inc.	USD	3,080	CAD	4,224	04/17/2026	(40,912)

Barclays Capital, Inc.	USD	4,363	NZD	7,486	04/22/2026	(58,604)

Barclays Capital, Inc.	GBP	2,899	USD	3,846	04/24/2026	9,317

Barclays Capital, Inc.	USD	3,429	GBP	2,554	04/24/2026	(48,175)

Citibank NA	USD	4,434	JPY	684,567	04/10/2026	(117,889)

Citibank NA	USD	2,077	CHF	1,630	04/16/2026	(35,673)

Citibank NA	CAD	6,046	USD	4,440	04/17/2026	90,466

Citibank NA	NZD	8,180	USD	4,868	04/22/2026	164,076

Citibank NA	USD	1,281	AUD	1,829	04/22/2026	(19,552)

Citibank NA	USD	699	SEK	6,501	04/23/2026	(11,542)

Citibank NA	GBP	3,763	USD	5,043	04/24/2026	62,279

Deutsche Bank AG	EUR	4,970	USD	5,967	04/16/2026	218,542

Goldman Sachs Bank USA	USD	777	JPY	123,433	04/10/2026	1,641

Goldman Sachs Bank USA	EUR	8,923	USD	10,547	04/16/2026	226,183

Goldman Sachs Bank USA	USD	8,217	EUR	7,071	04/16/2026	(38,166)

Goldman Sachs Bank USA	USD	4,918	NZD	8,180	04/22/2026	(214,188)

Goldman Sachs Bank USA	GBP	7,363	USD	9,955	04/24/2026	209,945

HSBC Bank USA	USD	14,807	JPY	2,291,435	04/10/2026	(358,734)

HSBC Bank USA	EUR	12,577	USD	14,737	04/16/2026	189,835

HSBC Bank USA	USD	4,305	EUR	3,711	04/16/2026	(13,193)

HSBC Bank USA	USD	4,305	SEK	40,145	04/23/2026	(60,159)

JPMorgan Chase Bank	USD	4,313	JPY	669,200	04/10/2026	(93,430)

Morgan Stanley & Co., Inc.	CHF	5,792	USD	7,623	04/16/2026	368,313

Morgan Stanley & Co., Inc.	EUR	2,666	USD	3,062	04/16/2026	(21,222)

Morgan Stanley & Co., Inc.	USD	3,073	EUR	2,561	04/16/2026	(110,746)

Morgan Stanley & Co., Inc.	AUD	16,458	USD	11,503	04/22/2026	150,983

State Street Bank & Trust Co.	USD	1,334	JPY	206,652	04/10/2026	(31,337)

State Street Bank & Trust Co.	USD	362	CHF	278	04/16/2026	(13,040)

State Street Bank & Trust Co.	USD	1,859	EUR	1,567	04/16/2026	(46,164)

State Street Bank & Trust Co.	USD	727	CAD	989	04/17/2026	(15,966)

State Street Bank & Trust Co.	NZD	143	USD	85	04/22/2026	2,958

State Street Bank & Trust Co.	USD	83	NZD	143	04/22/2026	(1,051)

State Street Bank & Trust Co.	NOK	1,138	USD	120	04/23/2026	2,184

State Street Bank & Trust Co.	SEK	7,172	USD	806	04/23/2026	47,966

State Street Bank & Trust Co.	USD	72	SEK	671	04/23/2026	(962)

UBS	USD	9,582	JPY	1,458,517	04/10/2026	(385,243)

						$488

2026 Semi-Annual Report	11

Schedule of Investments (continued)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $122,888 or 0.0% of net assets.
(g)	Affiliated investments.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(i)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

BOBL—Bundesobligationen

CBT—Chicago Board of Trade

ETF—Exchange Traded Fund

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

NASDAQ—National Association of Securities Dealers Automated Quotations

OSE—Osaka Securities Exchange

REG—Registered Shares

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

See notes to financial statements.

12	Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay A Portfolio

March 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–59.8%

Information Technology–16.6%
Communications Equipment–0.9%
Arista Networks, Inc.(a)	2,668	$327,577
Calix, Inc.(a)	4,439	217,467
Ciena Corp.(a)	752	291,949
Cisco Systems, Inc.	39,943	3,099,177
F5, Inc.(a)	1,746	505,170
Motorola Solutions, Inc.	5,712	2,478,837
Nokia Oyj	7,956	63,823

		6,984,000

Electronic Equipment, Instruments & Components–0.5%
Amphenol Corp.–Class A	4,523	571,481
Avnet, Inc.	4,843	298,426
CDW Corp./DE	276	33,402
Celestica, Inc.(a)	250	70,523
Coherent Corp.(a)	726	172,940
Corning, Inc.	560	76,143
Crane NXT Co.	6,095	247,396
Fabrinet(a)	685	357,241
Halma PLC	3,887	198,357
Jabil, Inc.	229	60,829
Keyence Corp.	654	232,763
Kyocera Corp.	10,856	166,461
Littelfuse, Inc.	440	149,314
Plexus Corp.(a)	1,329	269,176
Shimadzu Corp.	2,376	56,461
TD SYNNEX Corp.	1,793	302,497
TE Connectivity PLC	252	52,673
Teledyne Technologies, Inc.(a)	396	239,584
Yokogawa Electric Corp.	2,294	70,893
Zebra Technologies Corp.–Class A(a)	729	152,419

		3,778,979

IT Services–0.3%
Accenture PLC–Class A	2,036	403,719
CGI, Inc.	1,984	145,046
Cognizant Technology Solutions Corp.–Class A	2,489	152,700
DigitalOcean Holdings, Inc.(a)	3,695	316,957
Fujitsu Ltd.	6,770	138,451
Gartner, Inc.(a)	273	43,227
Globant SA(a)	3,271	150,826
GoDaddy, Inc.–Class A(a)	1,142	94,409
Indra Sistemas SA	672	37,558
International Business Machines Corp.	969	234,876
MongoDB, Inc.(a)	749	183,333
NEC Corp.	2,426	60,366
Nomura Research Institute Ltd.	3,667	100,357
Obic Co., Ltd.	3,298	80,047
Otsuka Corp.	2,331	44,626
TIS, Inc.	2,149	45,949
VeriSign, Inc.	704	174,845

		2,407,292

Semiconductors & Semiconductor Equipment–8.1%
Advantest Corp.	1,846	254,760
Applied Materials, Inc.	18,121	6,193,577
ASM International NV	79	59,878
ASML Holding NV	1,180	1,569,112
ASML Holding NV (REG)	591	780,611
BE Semiconductor Industries NV	172	36,841
Broadcom, Inc.	33,479	10,362,085
Credo Technology Group Holding Ltd.(a)	2,551	239,462
Disco Corp.	194	79,071
First Solar, Inc.(a)	265	52,274
FormFactor, Inc.(a)	4,083	396,010
KLA Corp.	669	985,042
Lam Research Corp.	3,590	767,039
Lasertec Corp.	205	45,628
Lattice Semiconductor Corp.(a)	3,423	317,518
MACOM Technology Solutions Holdings, Inc.(a)	1,079	239,614
MKS, Inc.	856	196,717
Monolithic Power Systems, Inc.	129	141,042
Nova Ltd. (NASDAQ GS)(a)	500	217,140
Nova Ltd. (Tel Aviv)(a)	58	25,613
NVIDIA Corp.	167,868	29,276,179
NXP Semiconductors NV	17,689	3,482,257
ON Semiconductor Corp.(a)	4,747	293,934
Qnity Electronics, Inc.	191	22,038
QUALCOMM, Inc.	2,450	315,511
SCREEN Holdings Co., Ltd.	308	18,350
Semtech Corp.(a)	3,020	232,208
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	15,792	5,336,907
Teradyne, Inc.	931	276,004
Texas Instruments, Inc.	1,900	368,866
Tokyo Electron Ltd.	960	238,513
Universal Display Corp.	2,426	222,367

		63,042,168

Software–4.3%
ACI Worldwide, Inc.(a)	4,355	178,599
Adobe, Inc.(a)	1,508	366,565
Autodesk, Inc.(a)	872	208,757
Cadence Design Systems, Inc.(a)	587	163,110
Check Point Software Technologies Ltd.(a)	668	95,424
Constellation Software, Inc./Canada	130	228,207
Crowdstrike Holdings, Inc.–Class A(a)	66	25,767
Dassault Systemes SE	2,552	51,663
Descartes Systems Group, Inc. (The)(a)	726	52,001
Fair Isaac Corp.(a)	19	20,283
Fortinet, Inc.(a)	2,340	191,225
Gen Digital, Inc.	2,384	44,891
Intuit, Inc.	845	365,361
Klaviyo, Inc.–Class A(a)	5,366	104,422
Microsoft Corp.(b)	67,770	25,086,421

2026 Semi-Annual Report	13

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Nemetschek SE	107	$8,010
Nice Ltd.(a)	108	11,924
Nice Ltd. (Sponsored ADR)(a)	1,361	150,064
Oracle Corp.	26,558	3,906,947
Oracle Corp. Japan	421	22,832
Palantir Technologies, Inc.–Class A(a)	134	19,602
Palo Alto Networks, Inc.(a)	571	91,543
Procore Technologies, Inc.(a)	4,162	237,234
PTC, Inc.(a)	418	59,561
Roper Technologies, Inc.	832	294,411
Runway AI, Inc.(a)(c)(d)	3,804	52,857
Sage Group PLC (The)	6,191	69,373
Salesforce, Inc.	793	148,029
Samsara, Inc.–Class A(a)	5,992	189,886
SAP SE	1,113	189,747
ServiceNow, Inc.(a)	6,755	706,235
Tyler Technologies, Inc.(a)	290	99,290
Workday, Inc.–Class A(a)	310	40,275
Xero Ltd.(a)	625	33,031
Zoom Communications, Inc.(a)	436	35,050
Zscaler, Inc.(a)	103	14,450

		33,563,047

Technology Hardware, Storage & Peripherals–2.5%
Apple, Inc.	75,473	19,154,292
Canon, Inc.	7,363	204,304
FUJIFILM Holdings Corp.	7,840	149,396
Logitech International SA (REG)	347	32,224
NetApp, Inc.	359	36,758

		19,576,974

		129,352,460

Financials–8.7%
Banks–2.3%
AIB Group PLC	5,597	59,749
Bank Hapoalim BM	3,898	91,544
Bank Leumi Le-Israel BM	3,083	68,945
Bank of America Corp.	125,522	6,119,197
BOC Hong Kong Holdings Ltd.–Class H	24,718	136,369
Canadian Imperial Bank of Commerce	709	67,195
DBS Group Holdings Ltd.	2,881	128,205
East West Bancorp, Inc.	1,440	153,734
Fifth Third Bancorp	19,904	924,740
FinecoBank Banca Fineco SpA	1,197	26,632
First BanCorp/Puerto Rico	7,628	162,934
First Citizens BancShares, Inc./NC–Class A	169	318,508
First Hawaiian, Inc.	3,949	97,303
Flagstar Bank NA	14,665	193,138
Independent Bank Corp.	2,854	214,649
Japan Post Bank Co., Ltd.	1,687	27,515
Mizrahi Tefahot Bank Ltd.	434	31,715
Nordea Bank Abp	1,510	26,001
Oversea-Chinese Banking Corp., Ltd.	2,609	44,686
PNC Financial Services Group, Inc. (The)	4,878	1,015,063
Royal Bank of Canada	362	58,520
Texas Capital Bancshares, Inc.(a)	2,564	243,272
Toronto-Dominion Bank (The)	664	62,013
UMB Financial Corp.	2,297	259,079
UniCredit SpA	391	28,052
WaFd, Inc.	7,677	241,058
Wells Fargo & Co.	83,893	6,678,722
Wintrust Financial Corp.	1,400	194,516

		17,673,054

Capital Markets–2.1%
3i Group PLC	1,857	60,521
Affiliated Managers Group, Inc.	596	164,913
Ameriprise Financial, Inc.	203	90,213
ASX Ltd.	340	12,336
Blackrock, Inc.	247	237,542
Brookfield Asset Management Ltd.–Class A	967	42,994
Cboe Global Markets, Inc.	1,395	392,093
Charles Schwab Corp. (The)	57,372	5,391,821
CME Group, Inc.	1,721	508,297
CVC Capital Partners PLC(e)	489	6,384
Deutsche Boerse AG	82	24,022
Futu Holdings Ltd. (ADR)(a)	106	14,497
Goldman Sachs Group, Inc. (The)	6,553	5,543,772
Hong Kong Exchanges & Clearing Ltd.–Class H	2,620	132,174
Invesco Ltd.	12,402	301,245
Japan Exchange Group, Inc.	1,888	22,048
Moody’s Corp.	360	157,050
Partners Group Holding AG	60	64,670
S&P Global, Inc.	7,093	3,016,937
Singapore Exchange Ltd.	4,947	75,467
Stifel Financial Corp.	5,727	423,340
T. Rowe Price Group, Inc.	420	37,859

		16,720,195

Consumer Finance–0.3%
Capital One Financial Corp.	11,083	2,021,872
Figure Technology Solutions, Inc.–Class A(a)	3,048	103,479
FirstCash Holdings, Inc.	1,424	267,712

		2,393,063

Financial Services–2.2%
Adyen NV(a)	49	49,042
Berkshire Hathaway, Inc.–Class B(a)	866	414,987
Chime Financial, Inc.–Class A(a)	5,691	106,592
HA Sustainable Infrastructure Capital, Inc.	8,423	309,545
Infratil Ltd.	7,147	48,192
Jack Henry & Associates, Inc.	390	61,636
Mastercard, Inc.–Class A	1,761	879,901
NCR Atleos Corp.(a)	518	22,574
PayPal Holdings, Inc.	1,672	75,625
Sofina SA	62	15,055
Visa, Inc.–Class A	48,631	14,698,233
Walker & Dunlop, Inc.	2,794	123,998
Wise PLC–Class A(a)	1,460	17,582

		16,822,962

14	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Insurance–1.8%
Accelerant Holdings–Class A(a)	4,629	$61,843
Admiral Group PLC	1,252	52,366
Allstate Corp. (The)	346	71,740
American Financial Group, Inc./OH	1,966	251,078
Aon PLC–Class A	371	119,751
Arch Capital Group Ltd.(a)	1,407	135,058
Arthur J Gallagher & Co.	253	54,795
Brown & Brown, Inc.	1,170	76,296
Chubb Ltd.	1,068	348,093
Erie Indemnity Co.–Class A	57	14,325
Everest Group Ltd.	3,583	1,171,104
Fairfax Financial Holdings Ltd.	50	85,196
Gjensidige Forsikring ASA	413	10,804
Great-West Lifeco, Inc.	457	21,403
Hannover Rueck SE	111	34,898
Hanover Insurance Group, Inc. (The)	1,987	344,446
Hartford Insurance Group, Inc. (The)	491	66,398
Helvetia Baloise Holding AG	158	40,892
iA Financial Corp., Inc.	156	17,312
Intact Financial Corp.	999	181,028
Loews Corp.	912	97,347
Marsh & McLennan Cos., Inc.	12,230	2,121,293
Medibank Pvt. Ltd.	5,541	16,766
MS&AD Insurance Group Holdings, Inc.	2,351	61,351
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	237	149,675
Progressive Corp. (The)	27,533	5,458,142
Prudential PLC	4,469	62,133
Sampo Oyj–Class A	14,253	151,597
Swiss Re AG	547	91,884
Tokio Marine Holdings, Inc.	3,920	184,008
Travelers Cos., Inc. (The)	761	221,968
Tryg A/S	1,490	35,515
W R Berkley Corp.	2,609	172,925
Willis Towers Watson PLC	6,392	1,858,154
Zurich Insurance Group AG	499	352,702

		14,194,286

		67,803,560

Industrials–7.1%
Aerospace & Defense–1.7%
Airbus SE (ADR)	22,085	1,043,516
BAE Systems PLC (Sponsored ADR)	15,884	1,850,486
Curtiss-Wright Corp.	343	233,624
General Dynamics Corp.	624	214,169
Hexcel Corp.	33,411	2,703,952
Howmet Aerospace, Inc.	747	172,154
Kongsberg Gruppen ASA	999	42,584
Kratos Defense & Security Solutions, Inc.(a)	3,159	222,741
L3Harris Technologies, Inc.	1,963	677,529
Lockheed Martin Corp.	736	444,831
MTU Aero Engines AG	101	36,847
Northrop Grumman Corp.	357	243,560
Rheinmetall AG	99	166,992
Rocket Lab Corp.(a)	5,769	370,485
RTX Corp.	25,514	4,921,651

		13,345,121

Air Freight & Logistics–0.1%
CH Robinson Worldwide, Inc.	2,115	351,238
Expeditors International of Washington, Inc.	316	45,261
GXO Logistics, Inc.(a)	5,239	271,642

		668,141

Building Products–0.3%
Allegion PLC	170	24,699
Belimo Holding AG (REG)	23	18,679
Carlisle Cos., Inc.	91	30,359
Carrier Global Corp.	26,042	1,466,425
Geberit AG (REG)	86	58,053
Gibraltar Industries, Inc.(a)	4,968	198,074
Lennox International, Inc.	77	35,738
ROCKWOOL A/S–Class B	180	5,000
Trane Technologies PLC	502	209,204
Zurn Elkay Water Solutions Corp.–Class C	4,792	214,873

		2,261,104

Commercial Services & Supplies–0.4%
Brambles Ltd.	2,540	39,863
Cintas Corp.	861	145,630
Copart, Inc.(a)	1,683	55,876
GFL Environmental, Inc.	505	21,066
Republic Services, Inc.	1,828	400,369
Rollins, Inc.	2,330	124,445
Secom Co., Ltd.	3,044	115,948
Veralto Corp.	22,238	1,966,284
Waste Connections, Inc.	1,378	223,842
Waste Management, Inc.	1,593	366,056

		3,459,379

Construction & Engineering–0.2%
API Group Corp.(a)	2,968	120,263
Cardinal Infrastructure Group, Inc.–Class A(a)	234	9,279
Comfort Systems USA, Inc.	475	655,020
EMCOR Group, Inc.	107	78,999
Granite Construction, Inc.	2,052	245,994
WillScot Holdings Corp.	12,876	223,528

		1,333,083

Electrical Equipment–1.8%
ABB Ltd. (REG)	3,210	260,998
Bloom Energy Corp.–Class A(a)	2,049	277,619
BWX Technologies, Inc.	1,143	233,732
Eaton Corp. PLC	18,381	6,574,332
Forgent Power Solutions, Inc.(a)	3,714	108,709
Fujikura Ltd.	2,700	74,256
GE Vernova, Inc.	6,557	5,723,605
Generac Holdings, Inc.(a)	867	169,351
Hubbell, Inc.	101	49,565

2026 Semi-Annual Report	15

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Nextpower, Inc.–Class A(a)	2,795	$336,937
Regal Rexnord Corp.	1,809	338,753
Rockwell Automation, Inc.	195	69,982

		14,217,839

Ground Transportation–0.8%
ArcBest Corp.	2,316	227,802
Canadian National Railway Co.	864	88,928
Central Japan Railway Co.	6,472	168,280
CSX Corp.	106,098	4,355,323
East Japan Railway Co.	7,093	162,227
Hankyu Hanshin Holdings, Inc.	1,554	44,934
Knight-Swift Transportation Holdings, Inc.	4,762	274,196
MTR Corp., Ltd.–Class H	12,903	52,876
Old Dominion Freight Line, Inc.	397	77,574
Saia, Inc.(a)	554	194,609
Tokyu Corp.	1,649	19,465
Uber Technologies, Inc.(a)	4,078	293,330
Union Pacific Corp.	1,263	306,429
West Japan Railway Co.	1,785	35,181

		6,301,154

Industrial Conglomerates – 0.1%
3M Co.	949	137,823
Honeywell International, Inc.	1,218	275,305
Lifco AB–Class B	406	12,282
Smiths Group PLC	604	18,432
Swire Pacific Ltd.–Class H	2,937	32,101

		475,943

Machinery – 1.1%
Alfa Laval AB	542	29,647
Atlas Copco AB–Class A	5,762	101,681
Atlas Copco AB–Class B	3,348	52,337
Caterpillar, Inc.	1,052	745,300
CNH Industrial NV	16,868	185,548
Crane Co.	1,107	189,297
Cummins, Inc.	268	144,189
Daifuku Co., Ltd.	595	21,009
Deere & Co.	6,044	3,404,585
Epiroc AB–Class A	1,229	30,254
Epiroc AB–Class B	728	15,595
GEA Group AG	272	19,507
Graco, Inc.	321	27,173
Illinois Tool Works, Inc.	606	157,736
ITT, Inc.	1,141	217,395
JBT Marel Corp.	1,786	228,376
Kone Oyj–Class B	1,176	75,077
Metso Oyj	1,103	19,115
Oshkosh Corp.	2,199	323,715
PACCAR, Inc.	6,621	764,725
Parker-Hannifin Corp.	231	206,800
Pentair PLC	5,184	451,578
Rational AG	12	8,804
RBC Bearings, Inc.(a)	456	247,663
Sandvik AB	1,784	68,580
Schindler Holding AG	81	26,681
Schindler Holding AG (REG)	245	77,163
Snap-on, Inc.	94	34,143
Techtronic Industries Co., Ltd.–Class H	2,671	35,471
Tennant Co.	15	996
Terex Corp.	4,417	261,045
VAT Group AG(e)	59	36,807
Wartsila Oyj Abp	954	35,535
Yangzijiang Shipbuilding Holdings Ltd.	5,458	16,212

		8,259,739

Marine Transportation–0.0%
Kirby Corp.(a)	2,482	329,808
Kuehne & Nagel International AG (REG)	126	28,854
SITC International Holdings Co., Ltd.–Class H	3,476	15,220

		373,882

Passenger Airlines–0.0%
ANA Holdings, Inc.	1,387	24,840
Ryanair Holdings PLC	866	24,380

		49,220

Professional Services–0.2%
Automatic Data Processing, Inc.	1,027	208,666
Broadridge Financial Solutions, Inc.	225	36,558
Bureau Veritas SA	641	19,186
CACI International, Inc.–Class A(a)	523	284,444
CBIZ, Inc.(a)	1,941	52,116
Computershare Ltd.	1,044	20,590
Experian PLC	1,812	62,685
First Advantage Corp.(a)	18,130	213,209
FTI Consulting, Inc.(a)	1,285	227,150
Intertek Group PLC	340	16,544
Leidos Holdings, Inc.	219	34,059
Paychex, Inc.	745	68,629
Planet Labs PBC(a)	5,815	162,529
Recruit Holdings Co., Ltd.	3,026	131,843
RELX PLC	4,368	143,106
Robert Half, Inc.	8,782	223,063
Wolters Kluwer NV	493	36,821

		1,941,198

Trading Companies & Distributors–0.4%
AddTech AB–Class B	480	16,471
Applied Industrial Technologies, Inc.	811	215,174
Boise Cascade Co.	2,895	219,586
Core & Main, Inc.–Class A(a)	4,392	216,965
Fastenal Co.	2,653	123,099
Ferguson Enterprises, Inc.	391	91,205
GATX Corp.	1,533	261,744
MonotaRO Co., Ltd.	541	5,864
Toromont Industries Ltd.	143	20,021
United Rentals, Inc.	1,966	1,432,349
Watsco, Inc.	64	23,283
WW Grainger, Inc.	120	130,897

		2,756,658

Transportation Infrastructure–0.0%
Aena SME SA	5,759	169,875

16	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Aeroports de Paris SA	198	$24,189
Getlink SE	2,555	55,134

		249,198

		55,691,659

Communication Services–6.9%
Diversified Telecommunication Services–0.4%
AST SpaceMobile, Inc.(a)	3,144	260,543
AT&T, Inc.	17,176	497,932
Comcast Corp.–Class A	19,517	560,333
Deutsche Telekom AG (REG)	7,065	263,689
Elisa Oyj	1,491	72,627
HKT Trust & HKT Ltd.–Class H	31,750	49,616
Koninklijke KPN NV	32,289	179,967
NTT, Inc.	252,040	252,157
Orange SA	15,703	321,960
Singapore Telecommunications Ltd.	62,660	240,756
Swisscom AG (REG)	219	183,777
Telia Co. AB	10,245	52,488
Telstra Group Ltd.	20,710	76,453
TELUS Corp.	3,106	39,922
Verizon Communications, Inc.	8,375	420,425

		3,472,645

Entertainment–0.9%
Capcom Co., Ltd.	724	15,300
CTS Eventim AG & Co. KGaA	401	23,487
Electronic Arts, Inc.	1,267	258,303
Liberty Media Corp.-Liberty Formula One–Class C(a)	1,312	111,546
Netflix, Inc.(a)	10,139	974,865
Nintendo Co., Ltd.	2,152	122,848
TKO Group Holdings, Inc.	1,142	230,284
Toho Co., Ltd./Tokyo	2,045	21,480
Universal Music Group NV	3,001	58,252
Walt Disney Co. (The)	53,166	5,124,139

		6,940,504

Interactive Media & Services–5.0%
Alphabet, Inc.–Class A	4,880	1,403,293
Alphabet, Inc.–Class C(b)	76,391	21,913,522
Autotrader Group PLC	2,429	15,203
Meta Platforms, Inc.–Class A	25,372	14,516,083
REA Group Ltd.	123	13,476
Reddit, Inc.–Class A(a)	8,014	1,079,085
Scout24 SE	764	58,949

		38,999,611

Media–0.0%
Omnicom Group, Inc.	351	26,434
Publicis Groupe SA	398	32,942

		59,376

Wireless Telecommunication Services–0.6%
KDDI Corp.	20,654	351,670
SoftBank Corp.	242,521	324,523
T-Mobile US, Inc.	18,900	3,969,567
Vodafone Group PLC	45,837	69,138

		4,714,898

		54,187,034

Health Care–6.5%
Biotechnology–0.9%
AbbVie, Inc.	825	179,429
Amgen, Inc.	279	98,166
Apogee Therapeutics, Inc.(a)	1,418	119,353
Argenx SE(a)	245	177,806
Ascendis Pharma A/S (ADR)(a)	386	88,290
Bridgebio Pharma, Inc.(a)	2,361	175,328
CG oncology, Inc.(a)	1,670	113,026
Denali Therapeutics, Inc.(a)	4,135	79,392
Dianthus Therapeutics, Inc.(a)	1,353	113,544
Erasca, Inc.(a)	3,820	61,808
Genmab A/S(a)	178	47,939
Gilead Sciences, Inc.	1,514	211,006
Halozyme Therapeutics, Inc.(a)	2,014	130,165
Incyte Corp.(a)	1,362	128,191
Insmed, Inc.(a)	2,137	349,442
Kymera Therapeutics, Inc.(a)	1,179	98,199
Madrigal Pharmaceuticals, Inc.(a)	142	74,333
Natera, Inc.(a)	816	163,192
Neurocrine Biosciences, Inc.(a)	1,657	218,293
Newamsterdam Pharma Co. NV(a)	1,805	57,778
Nuvalent, Inc.–Class A(a)	1,050	107,573
Regeneron Pharmaceuticals, Inc.	59	45,586
Rhythm Pharmaceuticals, Inc.(a)	1,235	107,408
Swedish Orphan Biovitrum AB(a)	373	15,633
United Therapeutics Corp.(a)	187	110,887
Vera Therapeutics, Inc.(a)	1,775	71,408
Vertex Pharmaceuticals, Inc.(a)	9,106	4,066,193
Xenon Pharmaceuticals, Inc.(a)	1,902	110,601

		7,319,969

Health Care Equipment & Supplies–1.0%
Abbott Laboratories	5,650	580,085
AtriCure, Inc.(a)	5,138	146,587
Boston Scientific Corp.(a)	969	60,805
Cochlear Ltd.	127	14,944
Coloplast A/S–Class B	216	14,714
Dexcom, Inc.(a)	636	39,941
Edwards Lifesciences Corp.(a)	10,433	835,475
Envista Holdings Corp.(a)	11,010	279,324
Fisher & Paykel Healthcare Corp., Ltd.	1,078	23,375
GE HealthCare Technologies, Inc.	769	54,737
Glaukos Corp.(a)	2,060	221,780
Globus Medical, Inc.–Class A(a)	3,777	325,426
Hologic, Inc.(a)	1,376	104,012
Hoya Corp.	695	120,485
IDEXX Laboratories, Inc.(a)	225	126,425
Integer Holdings Corp.(a)	2,888	254,144
Intuitive Surgical, Inc.(a)	631	290,885
Medtronic PLC	26,657	2,309,829

2026 Semi-Annual Report	17

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
ResMed, Inc.	294	$65,997
Sonova Holding AG (REG)	88	20,065
Straumann Holding AG (REG)	225	23,540
Stryker Corp.	5,238	1,721,154
Sysmex Corp.	818	7,134

		7,640,863

Health Care Providers & Services–1.4%
BrightSpring Health Services, Inc.(a)	5,140	219,015
Cardinal Health, Inc.	497	105,021
Cencora, Inc.	1,445	453,932
Cigna Group (The)	248	66,154
Elevance Health, Inc.	440	128,810
Encompass Health Corp.	13,789	1,333,810
Guardant Health, Inc.(a)	2,661	245,797
HCA Healthcare, Inc.	183	86,603
Labcorp Holdings, Inc.	7,549	2,014,149
Lumexa Imaging Holdings, Inc.(a)	4,666	40,128
McKesson Corp.	415	359,124
Quest Diagnostics, Inc.	564	110,533
Tenet Healthcare Corp.(a)	1,772	334,394
UnitedHealth Group, Inc.	20,092	5,436,694

		10,934,164

Health Care Technology–0.0%
Pro Medicus Ltd.	160	13,187
Veeva Systems, Inc.–Class A(a)	270	47,428

		60,615

Life Sciences Tools & Services–1.2%
Agilent Technologies, Inc.	499	56,876
Bio-Techne Corp.	4,914	256,806
ICON PLC(a)	1,681	186,019
IQVIA Holdings, Inc.(a)	20,453	3,488,054
Repligen Corp.(a)	1,229	144,801
Thermo Fisher Scientific, Inc.	9,977	4,903,995
Waters Corp.(a)	119	35,438
West Pharmaceutical Services, Inc.	126	31,581

		9,103,570

Pharmaceuticals–2.0%
Astellas Pharma, Inc.	9,104	148,412
AstraZeneca PLC	3,310	647,237
Chugai Pharmaceutical Co., Ltd.	1,296	71,472
Daiichi Sankyo Co., Ltd.	3,266	58,431
Edgewise Therapeutics, Inc.(a)	2,514	79,191
Eli Lilly & Co.	4,627	4,255,776
Galderma Group AG(a)	89	17,491
GSK PLC	9,640	265,538
Ipsen SA	67	12,521
Johnson & Johnson	8,474	2,071,385
Merck & Co., Inc.	36,700	4,414,643
Novartis AG (REG)	7,218	1,107,922
Novo Nordisk A/S–Class B	8,902	325,764
Ocular Therapeutix, Inc.(a)	6,089	51,574
Orion Oyj–Class B	264	21,338
Otsuka Holdings Co., Ltd.	1,870	132,715
Roche Holding AG	1,824	727,942
Roche Holding AG (BR)(a)	83	34,392
Sanofi SA	1,393	134,522
Shionogi & Co., Ltd.	4,012	88,749
Structure Therapeutics, Inc. (ADR)(a)	918	44,248
Takeda Pharmaceutical Co., Ltd.	6,241	229,843
Terns Pharmaceuticals, Inc.(a)	1,506	79,396
Zoetis, Inc.	5,584	660,085

		15,680,587

		50,739,768

Consumer Discretionary–4.9%
Automobile Components–0.1%
BorgWarner, Inc.	6,708	363,976
Bridgestone Corp.	1,452	30,257
Continental AG	214	14,939

		409,172

Automobiles–0.0%
Ferrari NV	439	148,954

Broadline Retail–2.0%
Amazon.com, Inc.(a)	74,047	15,421,769
Dollarama, Inc.	867	106,407
MercadoLibre, Inc.(a)	35	60,516
Next PLC	271	45,785
Pan Pacific International Holdings Corp.	7,138	43,543
Wesfarmers Ltd.	2,147	109,617

		15,787,637

Diversified Consumer Services–0.1%
ADT, Inc.	32,922	216,298
Frontdoor, Inc.(a)	4,170	220,426
Laureate Education, Inc.(a)	8,143	283,702

		720,426

Hotels, Restaurants & Leisure–0.3%
Aristocrat Leisure Ltd.	968	30,768
Cava Group, Inc.(a)	3,041	246,017
Chipotle Mexican Grill, Inc.(a)	3,070	98,271
Compass Group PLC	6,303	175,859
Darden Restaurants, Inc.	212	41,560
Evolution AB(a)(e)	307	19,294
Hyatt Hotels Corp.–Class A	8,102	1,164,987
McDonald’s Corp.	1,231	382,583
Oriental Land Co., Ltd./Japan	6,188	105,318
Viking Holdings Ltd.(a)	3,193	234,622
Yum! Brands, Inc.	1,221	189,841

		2,689,120

Household Durables–0.1%
DR Horton, Inc.	449	61,612
Garmin Ltd.	317	73,547
NVR, Inc.(a)	6	39,539
PulteGroup, Inc.	375	44,104
SharkNinja, Inc.(a)	2,283	241,770
Taylor Morrison Home Corp.(a)	2,517	146,590

		607,162

18	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Leisure Products–0.1%
Bandai Namco Holdings, Inc.	1,033	$25,484
Brunswick Corp./DE	1,901	138,317
Hasbro, Inc.	3,478	325,541

		489,342

Specialty Retail–2.1%
AutoZone, Inc.(a)	1,284	4,337,070
Bath & Body Works, Inc.	10,431	194,747
Best Buy Co., Inc.	465	29,853
Burlington Stores, Inc.(a)	769	250,217
Dick’s Sporting Goods, Inc.	120	23,795
Fast Retailing Co., Ltd.	349	137,892
Home Depot, Inc. (The)	18,643	6,131,496
Industria de Diseno Textil SA	5,026	292,558
Murphy USA, Inc.	598	295,394
O’Reilly Automotive, Inc.(a)	2,643	243,975
Sanrio Co., Ltd.	1,635	10,165
TJX Cos., Inc. (The)	27,806	4,440,618
Tractor Supply Co.	1,007	45,617
Ulta Beauty, Inc.(a)	98	51,226
Williams-Sonoma, Inc.	328	59,804
ZOZO, Inc.	1,302	9,118

		16,553,545

Textiles, Apparel & Luxury Goods – 0.1%
Amer Sports, Inc.(a)	6,941	228,498
Asics Corp.	1,329	35,730
Deckers Outdoor Corp.(a)	379	37,934
Hermes International SCA	67	126,922
Lululemon Athletica, Inc.(a)	270	41,337
Moncler SpA	428	25,769
NIKE, Inc.–Class B	1,999	105,587
On Holding AG–Class A(a)	4,203	142,986
Pandora A/S	166	11,865

		756,628

		38,161,986

Consumer Staples–3.4%
Beverages–1.1%
Carlsberg AS–Class B	167	20,747
Celsius Holdings, Inc.(a)	4,982	176,761
Coca-Cola Co. (The)	69,646	5,296,578
Coca-Cola HBC AG(a)	379	21,349
Keurig Dr. Pepper, Inc.	3,646	95,999
Kirin Holdings Co., Ltd.	4,000	63,625
Monster Beverage Corp.(a)	27,273	1,976,202
PepsiCo, Inc.	5,228	811,856

		8,463,117

Consumer Staples Distribution & Retail–1.7%
BJ’s Wholesale Club Holdings, Inc.(a)	3,700	364,154
Costco Wholesale Corp.	4,556	4,539,735
Dollar General Corp.	234	27,783
Dollar Tree, Inc.(a)	23,908	2,618,165
Jeronimo Martins SGPS SA	705	16,857
Koninklijke Ahold Delhaize NV	1,969	91,695
Kroger Co. (The)	4,133	299,064
Loblaw Cos. Ltd.	2,223	101,346
US Foods Holding Corp.(a)	3,982	367,180
Walmart, Inc.	35,981	4,471,719

		12,897,698

Food Products–0.2%
Chocoladefabriken Lindt & Spruengli AG (REG)	1	143,132
Danone SA	975	77,909
Freshpet, Inc.(a)	2,697	159,015
General Mills, Inc.	3,962	147,466
Hershey Co. (The)	894	185,854
Hormel Foods Corp.	1,493	33,816
Lotus Bakeries NV	1	11,291
Magnum Ice Cream Co. NV (The)(a)	1,016	14,926
Mondelez International, Inc.–Class A	3,730	214,997
Nestle SA (REG)	5,684	557,549
Tyson Foods, Inc.–Class A	1,404	89,954

		1,635,909

Household Products–0.3%
Church & Dwight Co., Inc.	2,446	228,261
Colgate-Palmolive Co.	2,909	247,934
Kimberly-Clark Corp.	233	22,478
Procter & Gamble Co. (The)	12,207	1,763,179
Reckitt Benckiser Group PLC	1,299	87,345
WD-40 Co.	984	200,677

		2,549,874

Personal Care Products–0.1%
Beiersdorf AG	166	14,921
Kao Corp.	406	15,805
L’Oreal SA	456	186,180
Unilever PLC	5,368	294,700

		511,606

Tobacco–0.0%
Imperial Brands PLC	1,404	56,929
Philip Morris International, Inc.	516	85,316

		142,245

		26,200,449

Energy–1.8%
Energy Equipment & Services–0.2%
Baker Hughes Co.	14,662	895,115
TechnipFMC PLC	10,564	730,290

		1,625,405

Oil, Gas & Consumable Fuels–1.6%
Cheniere Energy, Inc.	155	43,983
Chevron Corp.	2,652	548,699
ConocoPhillips	8,503	1,122,396
Coterra Energy, Inc.	1,144	40,200
DT Midstream, Inc.	908	122,280
Eni SpA	3,958	112,541

2026 Semi-Annual Report	19

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
EOG Resources, Inc.	41,585	$6,011,944
Expand Energy Corp.	1,194	131,077
Exxon Mobil Corp.	18,817	3,192,492
Galp Energia SGPS SA	1,217	29,181
Imperial Oil Ltd.	247	32,353
Inpex Corp.	3,761	111,248
Magnolia Oil & Gas Corp.–Class A	9,006	284,319
Matador Resources Co.	4,447	280,962
Northern Oil & Gas, Inc.	7,097	207,445
Shell PLC	1,563	72,390
Texas Pacific Land Corp.	141	66,913
TotalEnergies SE	1,147	105,265
Uranium Energy Corp.(a)	9,277	125,240
Williams Cos., Inc. (The)	2,117	154,075

		12,795,003

		14,420,408

Materials–1.7%
Chemicals–1.3%
Air Liquide SA	402	83,093
Albemarle Corp.	1,073	192,636
Avient Corp.	5,770	209,451
Corteva, Inc.	49,947	4,181,063
Element Solutions, Inc.	6,087	207,810
EMS-Chemie Holding AG(a)	14	11,008
Givaudan SA (REG)	29	98,063
Linde PLC	8,731	4,328,481
RPM International, Inc.	2,610	259,434
Sherwin-Williams Co. (The)	471	150,979
Sika AG (REG)(a)	258	42,704

		9,764,722

Construction Materials–0.2%
Buzzi SpA	133	6,724
Eagle Materials, Inc.	6,841	1,296,028
Holcim AG(a)	910	75,222

		1,377,974

Containers & Packaging–0.0%
Avery Dennison Corp.	146	25,211
Ball Corp.	687	40,609
O-I Glass, Inc.(a)	19,328	203,137

		268,957

Metals & Mining–0.2%
Alcoa Corp.	2,374	157,467
Barrick Mining Corp.	977	39,927
BHP Group Ltd.	8,898	321,952
Fortescue Ltd.	2,905	41,511
Franco-Nevada Corp.	245	60,664
Fresnillo PLC	417	18,484
Kinross Gold Corp.	2,103	64,295
Lundin Gold, Inc.	193	14,749
MP Materials Corp.(a)	1,941	93,673
Newmont Corp.	685	74,151
Reliance, Inc.	1,254	381,116
Rio Tinto Ltd.	638	72,486
Rio Tinto PLC	1,963	182,115

		1,522,590

		12,934,243

Utilities–1.4%
Electric Utilities–1.0%
Alliant Energy Corp.	298	21,385
American Electric Power Co., Inc.	43,516	5,704,077
BKW AG	178	35,095
Chubu Electric Power Co., Inc.	1,015	16,734
CLP Holdings Ltd.–Class H	11,165	105,117
Duke Energy Corp.	4,045	529,652
FirstEnergy Corp.	1,363	69,050
Hydro One Ltd.(e)	1,492	61,617
Iberdrola SA	3,570	81,732
IDACORP, Inc.	2,762	394,883
Oklo, Inc.(a)	321	15,918
PG&E Corp.	987	17,342
Power Assets Holdings Ltd.–Class H	11,605	90,542
PPL Corp.	825	31,515
Redeia Corp. SA	3,292	55,801
Southern Co. (The)	5,172	499,202
Verbund AG	373	28,504
Xcel Energy, Inc.	810	64,346

		7,822,512

Gas Utilities–0.1%
Chesapeake Utilities Corp.	1,649	208,384
Hong Kong & China Gas Co., Ltd.–Class H	67,229	61,155
ONE Gas, Inc.	2,871	247,279
Osaka Gas Co., Ltd.	1,820	73,718
Tokyo Gas Co., Ltd.	777	36,594

		627,130

Multi-Utilities–0.3%
Ameren Corp.	14,218	1,562,842
CMS Energy Corp.	948	73,546
Consolidated Edison, Inc.	3,044	344,520
Dominion Energy, Inc.	423	26,150
E.ON SE	1,048	22,953
Engie SA	1,537	49,533
WEC Energy Group, Inc.	1,823	211,049

		2,290,593

Water Utilities–0.0%
American Water Works Co., Inc.	346	47,087

		10,787,322

Real Estate–0.8%
Diversified REITs–0.0%
Broadstone Net Lease, Inc.	7,093	129,589

Health Care REITs–0.1%
American Healthcare REIT, Inc.	2,413	113,797

20	Sanford C. Bernstein Fund, Inc.

Company		Shares	U.S. $ Value
Ventas, Inc.		507	$41,463
Welltower, Inc.		696	137,606

			292,866

Hotel & Resort REITs–0.0%
Ryman Hospitality Properties, Inc.		1,313	121,151

Industrial REITs–0.1%
Prologis, Inc.		3,963	523,829
STAG Industrial, Inc.		5,562	200,566

			724,395

Office REITs–0.0%
COPT Defense Properties		8,205	251,073

Real Estate Management & Development–0.1%
Daito Trust Construction Co., Ltd.		554	12,982
Jones Lang LaSalle, Inc.(a)		1,103	335,665

			348,647

Residential REITs–0.0%
Independence Realty Trust, Inc.		13,112	195,238
Sun Communities, Inc.		367	46,227

			241,465

Retail REITs–0.0%
Brixmor Property Group, Inc.		5,389	155,203

Specialized REITs–0.5%
CubeSmart		2,916	106,871
Digital Realty Trust, Inc.		10,761	1,939,240
Extra Space Storage, Inc.		14,399	1,888,141
Public Storage		267	72,325

			4,006,577

			6,270,966

Total Common Stocks (cost $237,609,378)			466,549,855

INVESTMENT COMPANIES – 35.6%
Funds and Investment Trusts–35.6%(f)
AB Bond Fund, Inc.–AB All Market Real Return Portfolio–Class Z(g)		5,427,992	60,250,715
AB Emerging Markets Opportunities ETF(g)		359,379	15,747,988
Bernstein Fund, Inc.–International Small Cap Portfolio–Class Z(g)		2,051,749	29,093,794
Bernstein Fund, Inc.–International Strategic Equities Portfolio–Class Z(g)		9,311,084	159,126,417
Bernstein Fund, Inc.–Small Cap Core Portfolio–Class Z(g)		1,171,608	13,813,260

Total Investment Companies (cost $193,579,478)			278,032,174

PURCHASED OPTIONS—PUTS – 2.1%
Options on Equity Indices – 2.1%
Euro STOXX 50 Price EUR Index Expiration: Feb 2027; Contracts: 7,100; Exercise Price: EUR 4,900.00; Counterparty: UBS AG(a)	EUR	34,790,000	1,847,542
FTSE 100 Index Expiration: Mar 2027; Contracts: 1,430; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(a)	GBP	13,156,000	589,730
Nikkei 225 Index Expiration: Mar 2027; Contracts: 85,000; Exercise Price: JPY 44,000.00; Counterparty: UBS AG(a)	JPY	3,740,000,000	1,661,013
S&P 500 Index Expiration: Jan 2027; Contracts: 55,500; Exercise Price: USD 5,775.00; Counterparty: UBS AG(a)	USD	320,512,500	11,910,767

Total Purchased Options—Puts (premiums paid $10,587,144)			16,009,052

		Shares

SHORT-TERM INVESTMENTS – 4.3%
Investment Companies–4.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.50%(f)(g)(h) (cost $33,844,797)		33,844,797	33,844,797

Total Investments—101.8% (cost $475,620,797)			794,435,878

Other assets less liabilities—(1.8)%			(14,264,980)

Net Assets—100.0%			$780,170,898

2026 Semi-Annual Report	21

Schedule of Investments (continued)

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts

Nikkei 225 (OSE) Futures	19	June 2026	$6,124,823	$(197,305)

S&P 500 E-Mini Futures	170	June 2026	55,851,375	(575,030)

U.S. T-Note 2 Yr (CBT) Futures	306	June 2026	63,478,266	(453,676)

U.S. T-Note 10 Yr (CBT) Futures	662	June 2026	73,513,031	(1,475,279)

U.S. Ultra Bond (CBT) Futures	182	June 2026	21,214,375	(714,062)

Sold Contracts

E-Mini Russell 2000 Index Futures	37	June 2026	4,647,570	(9,814)

Euro STOXX 50 Index Futures	156	June 2026	9,908,179	118,409

FTSE 100 Index Futures	68	June 2026	9,179,593	(187,080)

Hang Seng Index Futures	4	April 2026	631,408	8,426

MSCI Emerging Markets Index Futures	252	June 2026	18,327,960	337,153

MSCI Singapore ETS Index Futures	17	April 2026	577,289	(1,598)

OMXS 30 Index Futures	50	April 2026	1,542,256	42,263

S&P Mid 400 E-Mini Futures	13	June 2026	4,415,450	(31,979)

S&P/TSX 60 Index Futures	16	June 2026	4,388,585	(9,091)

SPI 200 Futures	74	June 2026	10,866,060	11,416

TOPIX Index Futures	32	June 2026	7,065,184	107,394

				$(3,029,853)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	JPY	10,097,890	USD	64,325	04/10/2026	$655,252

Bank of America NA	USD	8,504	CHF	6,619	04/16/2026	(212,634)

Bank of America NA	USD	18,791	AUD	26,608	04/22/2026	(436,794)

Barclays Capital, Inc.	USD	4,421	JPY	698,808	04/10/2026	(14,557)

Barclays Capital, Inc.	USD	2,786	CAD	3,822	04/17/2026	(37,019)

Barclays Capital, Inc.	USD	8,511	NZD	14,603	04/22/2026	(114,320)

Barclays Capital, Inc.	GBP	6,217	USD	8,248	04/24/2026	19,984

Barclays Capital, Inc.	USD	3,509	GBP	2,614	04/24/2026	(49,310)

Citibank NA	USD	8,420	JPY	1,299,947	04/10/2026	(223,863)

Citibank NA	USD	2,041	CHF	1,602	04/16/2026	(35,050)

Citibank NA	CAD	13,126	USD	9,639	04/17/2026	196,255

Citibank NA	NZD	15,013	USD	8,934	04/22/2026	301,126

Citibank NA	USD	1,034	AUD	1,476	04/22/2026	(15,783)

Citibank NA	SEK	14,323	USD	1,610	04/23/2026	95,584

Citibank NA	GBP	7,178	USD	9,619	04/24/2026	118,795

Deutsche Bank AG	EUR	11,484	USD	13,787	04/16/2026	504,922

Goldman Sachs Bank USA	USD	1,407	JPY	223,572	04/10/2026	2,972

Goldman Sachs Bank USA	EUR	17,874	USD	21,127	04/16/2026	453,084

Goldman Sachs Bank USA	USD	8,755	EUR	7,534	04/16/2026	(40,667)

Goldman Sachs Bank USA	USD	9,835	NZD	16,359	04/22/2026	(428,335)

22	Sanford C. Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Goldman Sachs Bank USA	GBP	18,180	USD	24,580	04/24/2026	$518,365

HSBC Bank USA	USD	28,523	JPY	4,414,144	04/10/2026	(691,054)

HSBC Bank USA	EUR	24,562	USD	28,779	04/16/2026	370,723

HSBC Bank USA	USD	8,489	EUR	7,317	04/16/2026	(26,017)

HSBC Bank USA	USD	9,104	SEK	84,891	04/23/2026	(127,213)

JPMorgan Chase Bank	USD	9,214	JPY	1,429,715	04/10/2026	(199,608)

JPMorgan Chase Bank	USD	1,212	AUD	1,710	04/22/2026	(32,992)

Morgan Stanley & Co., Inc.	CHF	11,836	USD	15,578	04/16/2026	752,660

Morgan Stanley & Co., Inc.	EUR	5,568	USD	6,395	04/16/2026	(44,317)

Morgan Stanley & Co., Inc.	USD	4,040	EUR	3,367	04/16/2026	(145,591)

Morgan Stanley & Co., Inc.	AUD	34,033	USD	23,793	04/22/2026	317,631

State Street Bank & Trust Co.	USD	2,897	JPY	452,919	04/10/2026	(41,508)

State Street Bank & Trust Co.	USD	1,239	CHF	954	04/16/2026	(43,939)

State Street Bank & Trust Co.	USD	5,290	EUR	4,460	04/16/2026	(130,471)

State Street Bank & Trust Co.	USD	2,217	CAD	3,018	04/17/2026	(45,291)

State Street Bank & Trust Co.	NZD	327	USD	195	04/22/2026	6,775

State Street Bank & Trust Co.	USD	191	NZD	327	04/22/2026	(2,408)

State Street Bank & Trust Co.	NOK	3,164	USD	333	04/23/2026	6,069

UBS	USD	19,226	JPY	2,926,670	04/10/2026	(773,032)

UBS	NZD	1,346	USD	817	04/22/2026	43,260

						$451,684

TOTAL RETURN SWAPS (see Note 3)
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation

Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	2,281	06/19/2026	$ 25,343

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $124,102 or 0.0% of net assets.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

CBT—Chicago Board of Trade

ETF—Exchange Traded Fund

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

2026 Semi-Annual Report	23

Schedule of Investments (continued)

NASDAQ—National Association of Securities Dealers Automated Quotations

OMXS—Stockholm Stock Exchange

OSE—Osaka Securities Exchange

REG—Registered Shares

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

24	Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay B Portfolio

March 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS—TREASURIES–19.0%
Austria–0.2%
Republic of Austria Government Bond 0.90%, 02/20/2032(a)	EUR	494	$506,776

Belgium–0.1%
Kingdom of Belgium Government Bond Series 100 2.85%, 10/22/2034(a)		22	24,258
Series 104 3.45%, 06/22/2042(a)		263	282,822
Series 106 3.40%, 06/22/2036(a)		19	20,982

			328,062

Canada–1.9%
Canadian Government Bond 2.75%, 03/01/2030	CAD	1,128	802,678
2.75%, 09/01/2030		2,252	1,598,372
2.75%, 03/01/2031		3,871	2,739,962
2.75%, 12/01/2055		669	384,982

			5,525,994

China–0.3%
China Government Bond Series INBK 1.61%, 02/15/2035	CNY	1,890	269,650
1.92%, 01/15/2055		1,830	241,199
2.11%, 08/25/2034		710	105,704
3.19%, 04/15/2053		1,170	196,796

			813,349

Colombia–0.0%
Colombian TES Series B 13.25%, 02/09/2033	COP	310,700	83,111

Finland–0.1%
Finland Government Bond Series 10Y 1.50%, 09/15/2032(a)	EUR	146	153,133

Germany–0.8%
Bundesrepublik Deutschland Bundesanleihe 2.50%, 08/15/2046(a)		271	271,387
2.50%, 08/15/2054(a)		185	177,400
3.25%, 07/04/2042(a)		1,022	1,165,046
Series TWIN 2.60%, 05/15/2041(a)		542	572,826

			2,186,659

Hungary–0.2%
Hungary Government Bond Series 35/A 7.00%, 10/24/2035	HUF	187,160	555,374

Indonesia–0.2%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	7,797,000	462,498
Series 109 5.875%, 03/15/2031		2,507,000	142,914

			605,412

Italy–0.5%
Italy Buoni Poliennali Del Tesoro Series 7Y 3.15%, 11/15/2031(a)	EUR	141	161,239
Series 10Y 3.45%, 02/01/2036(a)		462	515,575
4.20%, 03/01/2034(a)		69	82,642
Series 13Y 4.05%, 10/30/2037(a)		364	422,854
Series 16Y 3.25%, 03/01/2038(a)		134	143,618

			1,325,928

Japan–1.7%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	411,150	2,529,231
Series 183 1.60%, 12/20/2030		53,300	333,361
Japan Government Forty Year Bond Series 4 2.20%, 03/20/2051		108,150	526,804
Series 16 1.30%, 03/20/2063		57,650	190,584
Japan Government Thirty Year Bond Series 68 0.60%, 09/20/2050		76,100	249,597
Series 81 1.60%, 12/20/2053		42,900	174,398
Series 82 1.80%, 03/20/2054		53,300	227,662
Japan Government Twenty Year Bond Series 140 1.70%, 09/20/2032		49,250	305,446
Series 183 1.40%, 12/20/2042		102,050	503,887

			5,040,970

Mexico–0.1%
Mexican Bonos Series M 8.00%, 02/21/2036	MXN	3,719	189,769

2026 Semi-Annual Report	25

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Peru–0.1%
Peru Government Bond 6.85%, 08/12/2035(a)	PEN	1,510	$440,158

Poland–0.0%
Republic of Poland Government Bond Series 1035 5.00%, 10/25/2035	PLN	525	132,427

South Korea–0.2%
Korea Treasury Bond Series 3412 3.00%, 12/10/2034	KRW	429,190	261,628
Series 5509 2.625%, 09/10/2055		412,240	214,010

			475,638

Spain–0.0%
Spain Government Bond 3.50%, 01/31/2041(a)	EUR	116	128,686

Thailand–0.1%
Thailand Government Bond 2.98%, 06/17/2045	THB	4,525	132,364
3.45%, 06/17/2043		5,509	172,119

			304,483

United Kingdom–2.0%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	146	86,246
4.00%, 10/22/2031(a)		1,024	1,321,217
4.25%, 12/07/2040(a)		566	672,055
4.375%, 01/31/2040(a)		365	442,368
4.50%, 03/07/2035(a)		1,355	1,746,065
4.75%, 10/22/2035(a)		814	1,063,178
4.75%, 10/22/2043(a)		340	415,620

			5,746,749

United States–10.5%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	3,393	2,114,669
1.875%, 02/15/2051(b)		2,134	1,184,759
2.25%, 08/15/2046		471	307,081
2.25%, 02/15/2052		875	527,187
2.875%, 05/15/2043		476	365,400
2.875%, 05/15/2049		480	341,100
2.875%, 05/15/2052		1,035	717,569
3.00%, 11/15/2045		759	574,059
3.00%, 08/15/2052		1,235	878,008
3.625%, 08/15/2043		1,272	1,086,055
3.625%, 02/15/2053		581	466,413
3.625%, 05/15/2053		462	370,234
3.875%, 02/15/2043		1,411	1,253,230
4.00%, 11/15/2042		790	715,131
4.25%, 02/15/2054		673	602,502
4.375%, 11/15/2039(b)		1,474	1,436,326
4.375%, 08/15/2043		674	636,193
4.625%, 02/15/2055		52	49,968
4.75%, 11/15/2043		477	471,483
4.75%, 05/15/2055		958	932,411
U.S. Treasury Notes
1.50%, 02/15/2030(b)	U.S.$	4,652	4,257,309
3.75%, 12/31/2030		686	679,762
3.875%, 04/30/2030		3,430	3,426,816
4.00%, 01/31/2029		1,018	1,022,291
4.125%, 03/31/2029		742	747,698
4.25%, 02/28/2029		798	807,569
4.25%, 06/30/2029		297	300,565
4.375%, 05/15/2034		415	419,648
4.50%, 05/31/2029		248	252,620
4.50%, 11/15/2033		426	434,751
4.625%, 09/30/2028		2,216	2,257,906
4.625%, 04/30/2029		642	656,648

			30,293,361

Total Governments–Treasuries (cost $59,534,736)			54,836,039

INFLATION-LINKED SECURITIES–15.4%
United States–15.4%
U.S. Treasury Inflation Index 0.125%, 07/15/2030 (TIPS)(c)		22,087	21,020,413
0.125%, 07/15/2031 (TIPS)		2,686	2,509,405
0.25%, 07/15/2029 (TIPS)		1,604	1,560,247
1.375%, 07/15/2033 (TIPS)		6,231	6,091,436
1.75%, 01/15/2034 (TIPS)		4,880	4,859,090
1.875%, 07/15/2034 (TIPS)		3,068	3,081,838
1.875%, 07/15/2035 (TIPS)		1,185	1,179,445
1.875%, 01/15/2036 (TIPS)		3,507	3,465,253
2.125%, 01/15/2035 (TIPS)		730	741,964

Total Inflation-Linked Securities (cost $44,009,404)			44,509,091

CORPORATES—INVESTMENT GRADE–15.0%

Industrial–7.3%
Basic–0.3%
Anglo American Capital PLC 5.00%, 03/21/2033(a)		244	240,169
Glencore Capital Finance DAC Series E 3.75%, 02/04/2032(a)	EUR	100	114,085
Glencore Funding LLC
2.85%, 04/27/2031(a)	U.S.$	4	3,642
4.90%, 07/01/2031(a)		4	3,998
4.907%, 04/01/2028(a)		148	149,074
5.186%, 04/01/2030(a)		65	65,885
5.338%, 04/04/2027(a)		97	97,814
SNF Group SACA 5.626%, 03/31/2031(a)		202	204,230

			878,897

Capital Goods–0.4%
Boeing Co. (The) 3.25%, 02/01/2028		77	75,459

26	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Eaton Capital ULC 3.55%, 03/10/2034	EUR	103	$116,685
General Electric Co. 4.90%, 01/29/2036	U.S.$	81	80,967
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	230	156,743
Parker-Hannifin Corp. 2.90%, 03/01/2030	EUR	118	133,016
Republic Services, Inc. 4.75%, 07/15/2030	U.S.$	295	298,463
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030		194	196,035

			1,057,368

Communications—Media–0.2%
Grupo Televisa SAB 8.50%, 03/11/2032		49	51,512
Meta Platforms, Inc. 5.50%, 11/15/2045		107	101,326
5.75%, 11/15/2065		287	266,175
Pinewood Finco PLC 6.00%, 03/27/2030(a)	GBP	100	129,231

			548,244

Communications—Telecommunications–0.2%
Bell Telephone Co. of Canada or Bell Canada 5.85%, 11/10/2032	CAD	136	106,104
TELUS Corp. 4.95%, 02/18/2031		10	7,482
7.00%, 10/15/2055	U.S.$	146	148,207
Series CAG 5.25%, 11/15/2032	CAD	154	116,515
Verizon Communications, Inc. 4.246%, 08/15/2056	EUR	174	194,105

			572,413

Consumer Cyclical—Automotive–0.8%
BMW US Capital LLC 4.65%, 03/19/2027(a)	U.S.$	195	195,829
Ford Motor Co. 3.25%, 02/12/2032		715	621,128
General Motors Financial Co., Inc. 2.40%, 04/10/2028		38	36,440
4.90%, 10/06/2029		73	73,350
5.00%, 07/15/2027		8	8,045
5.55%, 07/15/2029		134	137,161
Honda Motor Co., Ltd. 4.436%, 07/08/2028		299	298,187
Hyundai Capital America 2.10%, 09/15/2028(a)		211	198,739
4.30%, 09/24/2027(a)		10	9,960
4.75%, 04/06/2029(a)		14	14,002
5.25%, 01/08/2027(a)		200	201,146
5.275%, 06/24/2027(a)		70	70,599
6.10%, 09/21/2028(a)		87	89,865
Mercedes-Benz Finance North America LLC 4.125%, 03/10/2028(a)	U.S.$	207	206,013
Toyota Finance Australia Ltd. 4.65%, 09/17/2029	AUD	220	147,912

			2,308,376

Consumer Cyclical—Entertainment–0.1%
Hasbro, Inc. 4.65%, 03/12/2031	U.S.$	91	89,957
Polaris, Inc. 5.60%, 03/01/2031		55	54,517

			144,474

Consumer Cyclical—Other–0.4%
Flutter Treasury DAC 5.875%, 06/04/2031(a)		400	395,668
Las Vegas Sands Corp. 6.00%, 06/14/2030		46	47,318
Marriott International, Inc./MD 5.10%, 05/01/2038		237	225,238
Sekisui House US, Inc. 6.00%, 01/15/2043		599	546,521

			1,214,745

Consumer Cyclical—Restaurants–0.1%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		40	39,147
Starbucks Corp. 4.85%, 02/08/2027		272	273,224

			312,371

Consumer Cyclical—Retailers–0.3%
AutoNation, Inc. 4.45%, 01/15/2029		96	95,215
Ross Stores, Inc. 4.70%, 04/15/2027		658	658,599

			753,814

Consumer Non-Cyclical–1.5%
Altria Group, Inc. 3.40%, 05/06/2030		595	568,778
BAT Capital Corp. 4.625%, 03/22/2033		55	53,815
5.35%, 08/15/2032		117	120,046
7.75%, 10/19/2032		16	18,354
BAT International Finance PLC Series E 4.125%, 04/12/2032(a)	EUR	100	116,084
Baxter International, Inc. 5.65%, 12/15/2035	U.S.$	122	119,201
BMS Ireland Capital Funding DAC 3.363%, 11/10/2033	EUR	140	156,960
CommonSpirit Health 4.352%, 09/01/2030	U.S.$	150	147,888
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		275	283,046

2026 Semi-Annual Report	27

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Series E 3.875%, 02/12/2034(a)	EUR	212	$236,420
Loblaw Cos. Ltd. 6.54%, 02/17/2033(a)	CAD	110	88,973
Maple Parent Holdings Corp. 3.881%, 03/26/2030(a)	EUR	176	202,388
Nestle Finance International Ltd. Series E 2.80%, 05/29/2035(a)	CNH	1,000	145,167
Novartis Capital Corp. 3.90%, 11/05/2028	U.S.$	309	307,406
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		810	691,465
Philip Morris International, Inc. 0.80%, 08/01/2031	EUR	210	209,196
4.375%, 04/30/2030	U.S.$	101	100,515
Roche Holdings, Inc. 4.203%, 09/09/2029(a)		284	283,426
Sutter Health Series 2025 5.213%, 08/15/2032		39	39,937
Sysco Corp. 4.40%, 07/25/2031		96	93,063
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030		200	181,740
Woolworths Group Ltd. 5.762%, 04/18/2031(a)	AUD	230	158,516

			4,322,384

Energy–1.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.226%, 03/11/2030	EUR	103	117,873
4.35%, 06/15/2031	U.S.$	166	163,864
BP Capital Markets PLC 3.625%, 03/22/2029(a)(d)	EUR	195	222,195
Cenovus Energy, Inc. 4.65%, 03/20/2031	U.S.$	30	29,800
5.40%, 03/20/2036		79	78,549
Cheniere Energy, Inc. 5.20%, 07/30/2036(a)		21	20,768
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		738	644,672
5.75%, 01/15/2031(a)		223	227,315
MPLX LP 5.30%, 04/01/2036		136	134,096
5.40%, 09/15/2035		229	228,013
ONEOK, Inc. 4.40%, 10/15/2029		46	45,737
5.40%, 10/15/2035		455	452,143
6.05%, 09/01/2033		87	91,175
Ovintiv, Inc. 7.375%, 11/01/2031		17	18,815
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		200	200,636
Targa Resources Corp. 4.35%, 04/15/2031	U.S.$	74	72,454
4.35%, 01/15/2029		109	108,524
4.90%, 09/15/2030		37	37,327
5.65%, 02/15/2036		61	61,847
6.05%, 05/15/2056		90	87,096
TotalEnergies SE 2.00%, 01/17/2027(a)(d)	EUR	166	189,031
Var Energi ASA 5.875%, 05/22/2030(a)	U.S.$	200	206,236
Williams Cos., Inc. (The) 4.625%, 06/30/2030		68	67,944
4.80%, 11/15/2029		127	128,270
Wintershall Dea Finance BV 1.823%, 09/25/2031(a)	EUR	200	203,661
Woodside Finance Ltd. 5.40%, 05/19/2030	U.S.$	46	46,966
6.00%, 05/19/2035		194	202,002

			4,087,009

Services–0.3%
Amazon.com, Inc. 3.90%, 11/20/2028		308	306,571
6.05%, 03/13/2076		82	81,501
Global Payments, Inc. 4.50%, 11/15/2028		69	68,360
4.55%, 03/15/2028		45	44,805
4.875%, 11/15/2030		153	150,179
5.20%, 11/15/2032		56	54,345
Mastercard, Inc. 4.55%, 01/15/2035		203	199,306
S&P Global, Inc. 4.25%, 05/01/2029		125	124,666

			1,029,733

Technology–0.7%
Alphabet, Inc. 4.625%, 11/13/2032	GBP	100	128,277
4.70%, 11/15/2035	U.S.$	12	11,860
5.45%, 11/15/2055		77	74,478
5.65%, 02/15/2056		117	116,534
5.70%, 11/15/2075		158	153,007
Applied Materials, Inc. 4.00%, 01/15/2031		203	199,145
Baidu, Inc. 2.70%, 03/12/2030(a)	CNH	1,400	206,178
Broadcom, Inc. 4.30%, 01/15/2031	U.S.$	115	114,044
4.90%, 07/15/2032		88	88,792
Fidelity National Information Services, Inc. 3.45%, 03/10/2030	EUR	102	116,529
4.45%, 03/10/2028	U.S.$	92	91,731
Fiserv, Inc. 4.55%, 02/15/2031		126	123,336
Oracle Corp. 4.375%, 05/15/2055		40	26,440
5.20%, 09/26/2035		42	39,364

28	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
5.95%, 09/26/2055	U.S.$	34	$28,586
Salesforce, Inc. 4.90%, 09/15/2031		273	272,629
5.20%, 03/15/2033		273	272,517

			2,063,447

Transportation—Airlines–0.2%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		30	29,658
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		516	515,186
Southwest Airlines Co. 4.375%, 11/15/2028		59	58,248

			603,092

Transportation—Railroads–0.1%
Guangzhou Metro Investment Finance BVI Ltd. Series E 2.15%, 08/19/2028(a)	CNH	1,000	144,288
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)	U.S.$	317	299,462

			443,750

Transportation—Services—0.3%
ENA Master Trust 4.00%, 05/19/2048(a)		691	543,893
FedEx Corp. 3.50%, 07/30/2032	EUR	101	114,136
Heathrow Funding Ltd. 6.45%, 12/10/2033(a)	GBP	71	97,755

			755,784

			21,095,901

Financial Institutions–5.9%
Banking–4.7%
ABN AMRO Bank NV Series E 5.50%, 09/21/2033(a)	EUR	100	119,040
AIB Group PLC 5.32%, 05/15/2031(a)	U.S.$	236	240,288
Ally Financial, Inc. 5.543%, 01/17/2031		54	54,360
6.848%, 01/03/2030		23	23,984
6.992%, 06/13/2029		315	328,000
Australia & New Zealand Banking Group Ltd. 5.731%, 09/18/2034(a)		203	208,030
Banco Bilbao Vizcaya Argentaria SA 5.127%, 03/03/2036		200	194,406
7.883%, 11/15/2034		400	451,284
Banco Santander SA 4.175%, 03/24/2028		400	398,220
6.35%, 03/14/2034		200	209,904
6.499%, 01/23/2031(a)	AUD	200	141,074
Series E 5.75%, 08/23/2033(a)	EUR	100	119,723
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)	U.S.$	800	820,712
Bank of Nova Scotia (The) 4.588%, 05/04/2037		171	163,650
Banque Federative du Credit Mutuel SA 5.126%, 05/24/2027(a)	AUD	200	137,528
Barclays PLC 5.674%, 03/12/2028	U.S.$	270	272,549
Series E 8.407%, 11/14/2032(a)	GBP	100	137,890
BNP Paribas SA 5.83%, 08/23/2034(a)	AUD	200	135,843
BPCE SA 5.716%, 01/18/2030(a)	U.S.$	250	256,225
CaixaBank SA 4.885%, 07/03/2031(a)		238	237,926
6.037%, 06/15/2035(a)		272	282,820
Capital One Financial Corp. 5.468%, 02/01/2029		162	164,443
Capital One NA 5.974%, 08/09/2028		300	307,443
Citigroup, Inc. 4.643%, 05/07/2028		196	196,298
5.592%, 11/19/2034		133	134,853
Series Y 4.15%, 11/15/2026(d)		104	102,401
Cooperatieve Rabobank UA Series G 4.233%, 04/25/2029(a)	EUR	200	235,179
Credit Agricole SA 6.064%, 01/16/2035(a)	AUD	200	137,038
Danske Bank A/S Series E 4.625%, 05/14/2034(a)	EUR	100	117,931
Deutsche Bank AG/New York NY 3.729%, 01/14/2032	U.S.$	200	185,464
5.373%, 01/10/2029		232	234,705
Erste Group Bank AG Series E 3.75%, 04/21/2036(a)	EUR	100	112,765
Goldman Sachs Group, Inc. (The) 4.937%, 04/23/2028	U.S.$	103	103,480
HSBC Holdings PLC
4.899%, 03/03/2029		286	287,484
5.733%, 05/17/2032		200	206,650
Intesa Sanpaolo SpA 4.198%, 06/01/2032(a)		200	187,234
JPMorgan Chase & Co. Series E 4.457%, 11/13/2031(a)	EUR	200	238,512
KBC Group NV Series E 6.151%, 03/19/2034(a)	GBP	100	134,657
Lloyds Banking Group PLC 5.087%, 11/26/2028	U.S.$	233	235,081

2026 Semi-Annual Report	29

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Macquarie Group Ltd. 1.935%, 04/14/2028(a)	U.S.$	88	$85,626
Morgan Stanley 3.521%, 05/22/2031	EUR	170	195,115
4.238%, 01/09/2030	U.S.$	73	72,241
Series I 4.133%, 10/18/2029		179	176,933
National Australia Bank Ltd. 3.933%, 08/02/2034(a)		250	242,300
Nationwide Building Society 2.972%, 02/16/2028(a)		775	764,142
5.537%, 07/14/2036(a)		200	200,384
NatWest Group PLC 3.032%, 11/28/2035		468	426,095
Series E 0.78%, 02/26/2030(a)	EUR	150	159,970
NatWest Markets PLC 4.888%, 06/05/2030(a)	AUD	130	87,079
Royal Bank of Canada/Toronto 5.70%, 10/04/2028		120	83,151
Santander Holdings USA, Inc. 6.565%, 06/12/2029	U.S.$	29	30,010
Santander UK Group Holdings PLC 2.469%, 01/11/2028		443	435,637
6.534%, 01/10/2029		229	236,170
Societe Generale SA 5.249%, 05/22/2029(a)		232	234,220
5.512%, 05/22/2031(a)		235	239,533
Standard Chartered PLC 5.438% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a)(d)(e)		100	95,482
Series E 3.864%, 03/17/2033(a)	EUR	140	160,050
Sumitomo Mitsui Financial Group, Inc. 4.494%, 01/15/2032	U.S.$	244	240,328
Swedbank AB 4.898%, 03/30/2031(a)		206	206,610
Series G 3.625%, 08/23/2032(a)	EUR	192	221,351
Synchrony Financial 5.935%, 08/02/2030	U.S.$	78	79,311
UBS Group AG 6.625%, 01/08/2031(a)(d)		200	194,202
UniCredit SpA 5.861%, 06/19/2032(a)		200	201,360
Westpac Banking Corp. 4.50%, 10/30/2030(a)	AUD	70	46,564
Westpac New Zealand Ltd. 4.127%, 01/29/2029(a)	U.S.$	205	203,481

			13,572,419

Brokerage–0.0%
Charles Schwab Corp. (The) 4.914%, 11/14/2036		105	102,053

Finance–0.2%
Aviation Capital Group LLC 1.95%, 09/20/2026(a)	U.S.$	71	70,131
4.75%, 04/14/2027(a)		61	61,081
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	725	226,048
Temasek Financial I Ltd. Series E 2.75%, 08/28/2034(a)	CNH	1,000	149,098

			506,358

Financial Services–0.1%
Ford Credit Canada Co. Cie Credit Ford Du Canada 6.382%, 11/10/2028	CAD	210	157,533
Lincoln Financial Global Funding 4.20%, 01/12/2029(a)	U.S.$	46	45,510

			203,043

Insurance–0.3%
Athene Global Funding 2.717%, 01/07/2029(a)		19	17,817
5.033%, 07/17/2030(a)		16	15,825
5.38%, 01/07/2030(a)		38	38,062
5.526%, 07/11/2031(a)		163	163,150
5.583%, 01/09/2029(a)		2	2,020
Chubb INA Holdings LLC 2.75%, 08/06/2035(a)	CNH	1,000	142,946
New York Life Global Funding 4.05%, 02/02/2029(a)	U.S.$	205	203,389
5.35%, 09/19/2028(a)	AUD	200	137,548
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)	U.S.$	200	197,364

			918,121

REITs–0.6%
American Assets Trust LP 3.375%, 02/01/2031		178	160,476
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	100	96,567
Digital Intrepid Holding BV 1.375%, 07/18/2032(a)		100	97,193
EPR Properties 4.50%, 06/01/2027	U.S.$	165	164,360
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030		163	156,535
4.00%, 01/15/2031		72	68,091
5.625%, 03/01/2036		302	293,707
Highwoods Realty LP 5.35%, 01/15/2033		58	56,677
Kilroy Realty LP 3.05%, 02/15/2030		176	160,639
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		35	35,170
Swire Properties MTN Financing Ltd. Series E 3.40%, 09/03/2029(a)	CNH	1,000	149,397

30	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Westfield America Management Ltd. 2.625%, 03/30/2029(a)	GBP	100	$122,433

			1,561,245

			16,863,239

Utility–1.8%
Electric–1.5%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	U.S.$	472	438,221
Alexander Funding Trust II 7.467%, 07/31/2028(a)		106	111,599
American Electric Power Co., Inc. 6.95%, 12/15/2054		111	117,357
Series D 6.05%, 03/15/2056		85	84,275
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		5	5,024
5.05%, 03/01/2035		110	109,733
Series AQ 4.95%, 08/15/2035		61	60,430
DTE Electric Co. 5.25%, 05/15/2035		68	68,993
Series A 4.85%, 03/01/2036		124	121,680
Series B 5.55%, 03/01/2056		83	80,234
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		542	438,597
EDP SA Series E 4.75%, 05/29/2054(a)	EUR	100	116,163
EDP Servicios Financieros Espana SA Series E 3.50%, 07/16/2030(a)		100	115,285
Electricite de France SA 9.125%, 03/15/2033(a)(d)	U.S.$	200	231,452
Series MPLE 5.993%, 05/23/2030(a)	CAD	77	59,195
Enel SpA Series E 6.375%, 04/16/2028(a)(d)	EUR	100	119,959
Entergy Mississippi LLC 5.05%, 04/15/2036	U.S.$	57	56,087
Eversource Energy Series A 6.10%, 08/15/2056		65	64,165
Series B 6.35%, 08/15/2056		36	35,510
Florida Power & Light Co. 5.30%, 06/15/2034	U.S.$	81	83,240
Iberdrola International BV Series NC9 1.825%, 08/09/2029(a)(d)	EUR	100	106,649
National Grid PLC Series E 0.553%, 09/18/2029(a)		113	118,169
NextEra Energy Capital Holdings, Inc. 3.624%, 02/10/2034		100	113,083
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)	U.S.$	50	49,804
5.29%, 01/17/2034(a)		206	206,437
PacifiCorp
5.10%, 04/15/2031		81	81,224
5.80%, 04/15/2036		90	90,697
7.125%, 08/15/2056		233	220,462
Public Service Co. of Colorado
4.15%, 03/13/2029		67	66,806
5.15%, 09/15/2035		302	300,874
Public Service Co. of Oklahoma 5.45%, 01/15/2036		90	90,653
Public Service Electric & Gas Co. Series R 4.20%, 01/01/2031		204	201,468
San Diego Gas & Electric Co. Series EEEE 5.95%, 03/15/2056		120	120,265
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035		171	167,286
Vistra Operations Co. LLC 5.05%, 12/30/2026(a)		4	4,012

			4,455,088

Natural Gas–0.1%
Cadent Finance PLC Series E 3.75%, 04/16/2033(a)	EUR	109	123,584
National Grid North America, Inc. Series E 3.631%, 09/03/2031(a)		100	114,690

			238,274

Other Utility–0.2%
Anglian Water Services Financing PLC Series A5 6.293%, 07/30/2030(a)	GBP	70	94,736
Suez SACA Series E 4.50%, 11/13/2033(a)	EUR	200	237,442
Veolia Environnement SA Series E 1.625%, 09/21/2032(a)		100	100,707

2026 Semi-Annual Report	31

Schedule of Investments (continued)

	Principal Amount (000)			U.S. $ Value
4.322%, 10/24/2032(a)(d)		EUR	100	$112,162

				545,047

				5,238,409

Total Corporates—Investment Grade (cost $43,586,816)				43,197,549

			Shares

INVESTMENT COMPANIES–12.1%
Funds and Investment Trusts–12.1%(f)
AB Bond Fund, Inc.–AB All Market Real Return Portfolio–Class Z(g)			870,887	9,666,841
iShares Core MSCI EAFE ETF			171,623	15,537,030
iShares Core MSCI Emerging Markets ETF			138,734	9,676,696

Total Investment Companies (cost $26,848,266)				34,880,567

	Principal Amount (000)

MORTGAGE PASS-THROUGHS–8.3%
Agency Fixed Rate 30-Year–8.0%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 11/01/2049		U.S.$	158	146,136
Series 2022 3.00%, 05/01/2052			559	492,257
Federal Home Loan Mortgage Corp. Gold Series 2018 4.50%, 03/01/2048			102	100,392
Federal National Mortgage Association Series 2007 5.50%, 08/01/2037			79	81,486
Series 2010 4.00%, 12/01/2040			148	144,411
Series 2012 3.50%, 02/01/2042			85	80,954
3.50%, 11/01/2042			151	142,755
3.50%, 01/01/2043			160	151,497
Series 2013 4.00%, 10/01/2043			133	128,840
Series 2015 3.00%, 05/01/2045			60	54,760
3.00%, 08/01/2045			433	391,763
Series 2021 2.00%, 07/01/2051			1,865	1,514,875
2.00%, 12/01/2051			348	281,396
2.50%, 01/01/2052			564	481,918
Series 2022 2.50%, 03/01/2052			673	574,954
2.50%, 05/01/2052			703	600,401
3.00%, 03/01/2052			129	114,538
Government National Mortgage Association Series 2016 3.00%, 04/20/2046	U.S.$		49	44,035
3.00%, 05/20/2046			129	117,152
Series 2022 5.00%, 11/20/2052			1,099	1,096,342
Series 2026 2.50%, 04/01/2056, TBA			2,059	1,767,597
3.00%, 04/01/2056, TBA			1,558	1,389,379
3.50%, 04/01/2056, TBA			443	405,526
4.00%, 04/01/2056, TBA			555	518,951
4.50%, 04/01/2056, TBA			1,420	1,369,821
5.00%, 04/01/2056, TBA			2,268	2,244,280
5.50%, 04/01/2056, TBA			2,414	2,427,003
6.00%, 04/01/2056, TBA			1,246	1,266,571
Uniform Mortgage-Backed Security Series 2026 2.00%, 04/01/2056, TBA			1,303	1,047,447
2.50%, 04/01/2056, TBA			556	467,387
3.00%, 04/01/2056, TBA			704	618,606
5.00%, 04/01/2056, TBA			338	332,712
5.50%, 04/01/2056, TBA			1,624	1,630,899
6.00%, 04/01/2056, TBA			651	663,248
6.50%, 04/01/2056, TBA			232	240,370

				23,130,659

Agency Fixed Rate 15-Year–0.3%
Federal National Mortgage Association Series 2013 2.50%, 03/01/2028			6	5,790
2.50%, 06/01/2028			2	2,119
Series 2014 2.50%, 09/01/2029			30	29,703
Series 2016 2.50%, 11/01/2031			9	8,773
2.50%, 12/01/2031			601	580,379
2.50%, 01/01/2032			16	15,564
Series 2017 2.50%, 02/01/2032			55	53,356

				695,684

Total Mortgage Pass-Throughs (cost $24,440,083)				23,826,343

			Shares

COMMON STOCKS–7.7%

Information Technology–2.0%
Communications Equipment–0.2%
Arista Networks, Inc.(h)			700	85,946
Cisco Systems, Inc.			3,691	286,384
F5, Inc.(h)			157	45,425
Motorola Solutions, Inc.			265	115,002

32	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Nokia Oyj	2,091	$16,774

		549,531

Electronic Equipment, Instruments & Components–0.2%
Amphenol Corp.–Class A	1,196	151,115
CDW Corp./DE	72	8,713
Celestica, Inc.(h)	66	18,618
Corning, Inc.	146	19,852
Halma PLC	1,023	52,204
Jabil, Inc.	60	15,938
Keyence Corp.	170	60,504
Kyocera Corp.	2,839	43,532
Shimadzu Corp.	765	18,179
TE Connectivity PLC	66	13,795
Teledyne Technologies, Inc.(h)	104	62,921
Yokogawa Electric Corp.	721	22,282

		487,653

IT Services–0.1%
Accenture PLC–Class A	534	105,887
CGI, Inc.	526	38,455
Cognizant Technology Solutions Corp.–Class A	650	39,878
Fujitsu Ltd.	1,795	36,709
Gartner, Inc.(h)	83	13,142
GoDaddy, Inc.–Class A(h)	306	25,297
Indra Sistemas SA	177	9,893
International Business Machines Corp.	255	61,809
NEC Corp.	640	15,925
Nomura Research Institute Ltd.	968	26,492
Obic Co., Ltd.	926	22,475
Otsuka Corp.	504	9,649
TIS, Inc.	470	10,049
VeriSign, Inc.	186	46,195

		461,855

Semiconductors & Semiconductor Equipment–0.7%
Advantest Corp.	487	67,209
Applied Materials, Inc.	478	163,375
ASM International NV	21	15,917
ASML Holding NV	310	412,224
BE Semiconductor Industries NV	45	9,639
Disco Corp.	51	20,787
First Solar, Inc.(h)	69	13,611
KLA Corp.	88	129,572
Lam Research Corp.	942	201,268
Lasertec Corp.	54	12,019
Monolithic Power Systems, Inc.	34	37,174
Nova Ltd.(h)	21	9,274
NVIDIA Corp.	3,897	679,637
Qnity Electronics, Inc.	57	6,577
QUALCOMM, Inc.	643	82,805
Teradyne, Inc.	76	22,531
Texas Instruments, Inc.	499	96,876
Tokyo Electron Ltd.	253	62,858

		2,043,353

Software–0.5%
Adobe, Inc.(h)	396	96,260
Autodesk, Inc.(h)	224	53,626
Cadence Design Systems, Inc.(h)	154	42,792
Check Point Software Technologies Ltd.(h)	174	24,856
Constellation Software, Inc./Canada	34	59,685
Crowdstrike Holdings, Inc.–Class A(h)	17	6,637
Dassault Systemes SE	665	13,462
Descartes Systems Group, Inc. (The)(h)	190	13,609
Fair Isaac Corp.(h)	5	5,338
Fortinet, Inc.(h)	613	50,094
Gen Digital, Inc.	621	11,693
Intuit, Inc.	222	95,988
Microsoft Corp.	1,608	595,233
Nemetschek SE	61	4,566
Oracle Corp.	22	3,236
Oracle Corp. Japan	165	8,948
Palantir Technologies, Inc.–Class A(h)	27	3,950
Palo Alto Networks, Inc.(h)	149	23,888
PTC, Inc.(h)	109	15,531
Roper Technologies, Inc.	217	76,788
Sage Group PLC (The)	1,618	18,130
Salesforce, Inc.	207	38,641
SAP SE	290	49,440
ServiceNow, Inc.(h)	305	31,888
Tyler Technologies, Inc.(h)	75	25,678
Workday, Inc.–Class A(h)	81	10,524
Xero Ltd.(h)	163	8,615
Zoom Communications, Inc.(h)	115	9,245
Zscaler, Inc.(h)	19	2,666

		1,401,007

Technology Hardware, Storage & Peripherals–0.3%
Apple, Inc.	2,572	652,748
Canon, Inc.	1,917	53,191
FUJIFILM Holdings Corp.	2,043	38,931
Logitech International SA (REG)	91	8,451
NetApp, Inc.	94	9,624

		762,945

		5,706,344

Health Care–1.2%
Biotechnology–0.1%
AbbVie, Inc.	215	46,760
Amgen, Inc.	73	25,685
Argenx SE (h)	64	46,447
Genmab A/S (h)	34	9,157
Gilead Sciences, Inc.	402	56,027
Incyte Corp.(h)	355	33,413
Neurocrine Biosciences, Inc.(h)	71	9,353
Regeneron Pharmaceuticals, Inc.	15	11,590
Swedish Orphan Biovitrum AB(h)	190	7,963
United Therapeutics Corp.(h)	49	29,056

2026 Semi-Annual Report	33

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Vertex Pharmaceuticals, Inc.(h)	278	$124,138

		399,589

Health Care Equipment & Supplies–0.1%
Abbott Laboratories	1,480	151,952
Boston Scientific Corp.(h)	253	15,876
Cochlear Ltd.	37	4,354
Coloplast A/S–Class B	76	5,177
Dexcom, Inc.(h)	167	10,488
Edwards Lifesciences Corp.(h)	491	39,319
Fisher & Paykel Healthcare Corp., Ltd.	311	6,744
GE HealthCare Technologies, Inc.	202	14,378
Hologic, Inc.(h)	359	27,137
Hoya Corp.	184	31,898
IDEXX Laboratories, Inc.(h)	59	33,151
Intuitive Surgical, Inc.(h)	166	76,524
ResMed, Inc.	77	17,285
Sonova Holding AG (REG)	27	6,156
Straumann Holding AG (REG)	59	6,173

		446,612

Health Care Providers & Services–0.2%
Cardinal Health, Inc.	129	27,259
Cencora, Inc.	390	122,515
Cigna Group (The)	65	17,339
Elevance Health, Inc.	116	33,959
HCA Healthcare, Inc.	48	22,715
McKesson Corp.	109	94,324
Quest Diagnostics, Inc.	147	28,809
UnitedHealth Group, Inc.	490	132,589

		479,509

Health Care Technology–0.0%
Pro Medicus Ltd.	42	3,462
Veeva Systems, Inc.–Class A(h)	71	12,472

		15,934

Life Sciences Tools & Services–0.0%
Agilent Technologies, Inc.	131	14,931
Waters Corp.(h)	31	9,232
West Pharmaceutical Services, Inc.	33	8,271

		32,434

Pharmaceuticals–0.8%
Astellas Pharma, Inc.	2,408	39,255
AstraZeneca PLC	869	169,924
Chugai Pharmaceutical Co., Ltd.	342	18,861
Daiichi Sankyo Co., Ltd.	862	15,422
Eli Lilly & Co.	484	445,169
Galderma Group AG(h)	25	4,913
GSK PLC	2,531	69,718
Johnson & Johnson	1,807	441,703
Merck & Co., Inc.	1,932	232,400
Novartis AG (REG)	1,897	291,179
Novo Nordisk A/S–Class B	2,337	85,521
Orion Oyj–Class B	95	7,679
Otsuka Holdings Co., Ltd.	494	35,060
Roche Holding AG	479	191,164
Roche Holding AG (BR)(h)	22	9,116
Sanofi SA	364	35,151
Shionogi & Co., Ltd.	1,128	24,952
Takeda Pharmaceutical Co., Ltd.	1,621	59,698
Zoetis, Inc.	293	34,636

		2,211,521

		3,585,599

Communication Services–1.0%
Diversified Telecommunication Services–0.3%
Altice France SA/LuxCo3 (h)(i)(j)	895	15,000
AT&T, Inc.	4,522	131,093
Deutsche Telekom AG (REG)	1,860	69,421
Elisa Oyj	315	15,344
HKT Trust & HKT Ltd.–Class H	8,380	13,095
Koninklijke KPN NV	8,599	47,928
NTT, Inc.	66,073	66,104
Orange SA	4,209	86,297
Singapore Telecommunications Ltd.	16,432	63,136
Swisscom AG (REG)	63	52,867
Telia Co. AB	2,670	13,679
Telstra Group Ltd.	5,397	19,924
TELUS Corp.	810	10,411
Verizon Communications, Inc.	2,187	109,787

		714,086

Entertainment–0.1%
Capcom Co., Ltd.	286	6,044
CTS Eventim AG & Co. KGaA	76	4,451
Electronic Arts, Inc.	332	67,685
Liberty Media Corp.-Liberty Formula One–Class C(h)	345	29,332
Netflix, Inc.(h)	2,690	258,643
Nintendo Co., Ltd.	568	32,425
Toho Co., Ltd./Tokyo	540	5,672
Universal Music Group NV	788	15,296

		419,548

Interactive Media & Services–0.5%
Alphabet, Inc.–Class A	1,304	374,978
Alphabet, Inc.–Class C	1,163	333,618
Meta Platforms, Inc.–Class A	1,122	641,930
REA Group Ltd.	54	5,916
Scout24 SE	166	12,809

		1,369,251

Media–0.0%
Omnicom Group, Inc.	94	7,079
Publicis Groupe SA	105	8,691

		15,770

Wireless Telecommunication Services–0.1%
KDDI Corp.	5,658	96,337
SoftBank Corp.	66,857	89,463
T-Mobile US, Inc.	456	95,774

34	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Vodafone Group PLC	11,945	$18,017

		299,591

		2,818,246

Financials–0.9%
Banks–0.1%
AIB Group PLC	1,459	15,575
Bank Hapoalim BM	1,016	23,861
Bank Leumi Le-Israel BM	803	17,957
BOC Hong Kong Holdings Ltd.–Class H	6,392	35,265
Canadian Imperial Bank of Commerce	186	17,628
DBS Group Holdings Ltd.	760	33,820
FinecoBank Banca Fineco SpA	314	6,986
First Citizens BancShares, Inc./NC–Class A	6	11,308
Japan Post Bank Co., Ltd.	445	7,258
Mizrahi Tefahot Bank Ltd.	124	9,062
Nordea Bank Abp	394	6,784
Oversea-Chinese Banking Corp., Ltd.	689	11,801
Royal Bank of Canada	95	15,357
Toronto-Dominion Bank (The)	174	16,251
UniCredit SpA	102	7,318

		236,231

Capital Markets–0.2%
3i Group PLC	488	15,904
Ameriprise Financial, Inc.	53	23,553
Blackrock, Inc.	65	62,511
Brookfield Asset Management Ltd.–Class A	254	11,293
Cboe Global Markets, Inc.	281	78,981
CME Group, Inc.	451	133,203
CVC Capital Partners PLC(a)	177	2,311
Deutsche Boerse AG	21	6,152
Futu Holdings Ltd. (ADR)(h)	40	5,470
Hong Kong Exchanges & Clearing Ltd.–Class H	691	34,860
Japan Exchange Group, Inc.	610	7,124
Moody’s Corp.	95	41,444
Partners Group Holding AG	16	17,245
Singapore Exchange Ltd.	1,450	22,120
T. Rowe Price Group, Inc.	110	9,915

		472,086

Financial Services–0.3%
Adyen NV(h)	13	13,011
Berkshire Hathaway, Inc.–Class B(h)	228	109,257
Infratil Ltd.	1,670	11,261
Jack Henry & Associates, Inc.	102	16,120
Mastercard, Inc.–Class A	462	230,843
PayPal Holdings, Inc.	439	19,856
Sofina SA	16	3,885
Visa, Inc.–Class A	1,443	436,132
Wise PLC–Class A(h)	586	7,057

		847,422

Insurance–0.3%
Admiral Group PLC	329	13,761
Allstate Corp. (The)	91	18,868
Aon PLC–Class A	97	31,310
Arch Capital Group Ltd.(h)	367	35,228
Arthur J Gallagher & Co.	66	14,294
Brown & Brown, Inc.	305	19,889
Chubb Ltd.	279	90,935
Erie Indemnity Co.–Class A	23	5,780
Fairfax Financial Holdings Ltd.	15	25,559
Great-West Lifeco, Inc.	149	6,978
Hannover Rueck SE	29	9,118
Hartford Insurance Group, Inc. (The)	129	17,445
Helvetia Baloise Holding AG	59	15,270
iA Financial Corp., Inc.	58	6,437
Intact Financial Corp.	261	47,296
Loews Corp.	238	25,404
Marsh & McLennan Cos., Inc.	594	103,029
Medibank Pvt. Ltd.	2,226	6,735
MS&AD Insurance Group Holdings, Inc.	621	16,205
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	62	39,156
Progressive Corp. (The)	583	115,574
Prudential PLC	1,174	16,322
Sampo Oyj–Class A	3,720	39,566
Swiss Re AG	144	24,189
Tokio Marine Holdings, Inc.	1,035	48,584
Travelers Cos., Inc. (The)	199	58,044
Tryg A/S	380	9,057
W R Berkley Corp.	693	45,932
Willis Towers Watson PLC	67	19,477
Zurich Insurance Group AG	137	96,834

		1,022,276

		2,578,015

Industrials–0.9%
Aerospace & Defense–0.1%
General Dynamics Corp.	163	55,945
Howmet Aerospace, Inc.	196	45,170
Kongsberg Gruppen ASA	288	12,277
Lockheed Martin Corp.	194	117,252
MTU Aero Engines AG	26	9,485
Northrop Grumman Corp.	93	63,448
Rheinmetall AG	27	45,543
RTX Corp.	82	15,818

		364,938

Air Freight & Logistics–0.0%
CH Robinson Worldwide, Inc.	59	9,798
Expeditors International of Washington, Inc.	83	11,888

		21,686

Building Products–0.0%
Allegion PLC	45	6,538
Carlisle Cos., Inc.	24	8,007

2026 Semi-Annual Report	35

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Geberit AG (REG)	23	$15,526
Lennox International, Inc.	20	9,282
Trane Technologies PLC	132	55,010

		94,363

Commercial Services & Supplies–0.2%
Brambles Ltd.	667	10,468
Cintas Corp.	226	38,226
Copart, Inc.(h)	442	14,674
GFL Environmental, Inc.	133	5,548
Republic Services, Inc.	483	105,787
Rollins, Inc.	612	32,687
Secom Co., Ltd.	803	30,587
Veralto Corp.	126	11,141
Waste Connections, Inc.	360	58,478
Waste Management, Inc.	416	95,593

		403,189

Construction & Engineering–0.0%
Comfort Systems USA, Inc.	22	30,338
EMCOR Group, Inc.	28	20,673

		51,011

Electrical Equipment–0.1%
ABB Ltd. (REG)	847	68,868
Eaton Corp. PLC	189	67,600
Fujikura Ltd.	714	19,636
Hubbell, Inc.	26	12,759
Rockwell Automation, Inc.	51	18,303

		187,166

Ground Transportation–0.1%
Canadian National Railway Co.	227	23,364
Central Japan Railway Co.	1,708	44,410
East Japan Railway Co.	1,846	42,221
Hankyu Hanshin Holdings, Inc.	410	11,855
MTR Corp., Ltd.–Class H	3,456	14,162
Old Dominion Freight Line, Inc.	104	20,322
Tokyu Corp.	435	5,135
Uber Technologies, Inc.(h)	1,057	76,030
Union Pacific Corp.	331	80,307
West Japan Railway Co.	471	9,283

		327,089

Industrial Conglomerates–0.1%
3M Co.	249	36,162
Honeywell International, Inc.	320	72,330
Lifco AB–Class B	187	5,657
Smiths Group PLC	212	6,469
Swire Pacific Ltd.–Class H	775	8,471

		129,089

Machinery–0.2%
Alfa Laval AB	144	7,877
Atlas Copco AB–Class A	1,513	26,700
Atlas Copco AB–Class B	879	13,741
Caterpillar, Inc.	276	195,535
Cummins, Inc.	70	37,661
Daifuku Co., Ltd.	213	7,521
Epiroc AB–Class A	323	7,951
GEA Group AG	102	7,315
Graco, Inc.	84	7,111
Illinois Tool Works, Inc.	159	41,386
Kone Oyj–Class B	309	19,727
Metso Oyj	406	7,036
Parker-Hannifin Corp.	61	54,610
Pentair PLC	76	6,620
Sandvik AB	468	17,991
Schindler Holding AG	21	6,917
Schindler Holding AG (REG)	85	26,771
Snap-on, Inc.	25	9,080
Techtronic Industries Co., Ltd.–Class H	705	9,362
VAT Group AG(a)	15	9,358
Wartsila Oyj Abp	251	9,349
Yangzijiang Shipbuilding Holdings Ltd.	2,613	7,762

		537,381

Marine Transportation–0.0%
Kuehne & Nagel International AG (REG)	34	7,786

Passenger Airlines–0.0%
ANA Holdings, Inc.	355	6,358
Ryanair Holdings PLC	228	6,418

		12,776

Professional Services–0.1%
Automatic Data Processing, Inc.	270	54,859
Broadridge Financial Solutions, Inc.	59	9,586
Bureau Veritas SA	221	6,615
Computershare Ltd.	290	5,719
Experian PLC	476	16,467
Intertek Group PLC	112	5,450
Leidos Holdings, Inc.	58	9,020
Paychex, Inc.	196	18,056
Recruit Holdings Co., Ltd.	799	34,812
RELX PLC	1,147	37,578
Wolters Kluwer NV	129	9,635

		207,797

Trading Companies & Distributors–0.0%
Fastenal Co.	697	32,341
Ferguson Enterprises, Inc.	103	24,026
Watsco, Inc.	20	7,276
WW Grainger, Inc.	31	33,815

		97,458

Transportation Infrastructure–0.0%
Aena SME SA	1,516	44,718
Aeroports de Paris SA	51	6,230
Getlink SE	672	14,501

		65,449

		2,507,178

Consumer Staples–0.8%
Beverages–0.2%
Carlsberg AS–Class B	54	6,709

36	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Coca-Cola Co. (The)	3,168	$240,926
Coca-Cola HBC AG(h)	137	7,717
Keurig Dr. Pepper, Inc.	950	25,014
Kirin Holdings Co., Ltd.	1,054	16,765
Monster Beverage Corp.(h)	1,115	80,793
PepsiCo, Inc.	1,369	212,592

		590,516

Consumer Staples Distribution & Retail–0.2%
Costco Wholesale Corp.	269	268,040
Dollar General Corp.	61	7,242
Jeronimo Martins SGPS SA	185	4,424
Koninklijke Ahold Delhaize NV	517	24,076
Kroger Co. (The)	1,079	78,076
Loblaw Cos. Ltd.	584	26,624
Walmart, Inc.	2,427	301,628

		710,110

Food Products–0.1%
Danone SA	254	20,296
General Mills, Inc.	1,034	38,486
Hershey Co. (The)	234	48,646
Hormel Foods Corp.	389	8,811
Magnum Ice Cream Co. NV (The)(h)	266	3,908
Mondelez International, Inc.–Class A	974	56,141
Nestle SA (REG)	1,536	150,668
Tyson Foods, Inc.–Class A	369	23,642

		350,598

Household Products–0.2%
Church & Dwight Co., Inc.	649	60,565
Colgate-Palmolive Co.	759	64,689
Kimberly-Clark Corp.	61	5,885
Procter & Gamble Co. (The)	1,859	268,514
Reckitt Benckiser Group PLC	340	22,862

		422,515

Personal Care Products–0.1%
Beiersdorf AG	64	5,753
Kao Corp.	113	4,399
L’Oreal SA	120	48,995
Unilever PLC	1,397	76,694

		135,841

Tobacco–0.0%
Imperial Brands PLC	369	14,962
Philip Morris International, Inc.	135	22,321

		37,283

		2,246,863

Consumer Discretionary–0.4%
Automobile Components–0.0%
Bridgestone Corp.	384	8,002
Continental AG	89	6,213

		14,215

Automobiles–0.0%
Ferrari NV	116	39,359

Broadline Retail–0.0%
Dollarama, Inc.	226	27,737
MercadoLibre, Inc.(h)	11	19,019
Next PLC	71	11,995
Pan Pacific International Holdings Corp.	1,858	11,334
Wesfarmers Ltd.	564	28,796

		98,881

Hotels, Restaurants & Leisure–0.1%
Aristocrat Leisure Ltd.	254	8,073
Chipotle Mexican Grill, Inc.(h)	806	25,800
Compass Group PLC	1,649	46,009
Darden Restaurants, Inc.	56	10,978
Evolution AB(a)(h)	100	6,285
McDonald’s Corp.	321	99,764
Oriental Land Co., Ltd./Japan	1,629	27,725
Yum! Brands, Inc.	319	49,598

		274,232

Household Durables–0.0%
DR Horton, Inc.	118	16,192
Garmin Ltd.	83	19,257
NVR, Inc.(h)	2	13,179
PulteGroup, Inc.	98	11,526

		60,154

Leisure Products–0.0%
Bandai Namco Holdings, Inc.	273	6,735

Specialty Retail–0.2%
AutoZone, Inc.(h)	19	64,178
Best Buy Co., Inc.	122	7,832
Dick’s Sporting Goods, Inc.	32	6,345
Fast Retailing Co., Ltd.	92	36,350
Industria de Diseno Textil SA	1,329	77,360
O’Reilly Automotive, Inc.(h)	690	63,694
Sanrio Co., Ltd.	995	6,186
TJX Cos., Inc. (The)	1,068	170,560
Tractor Supply Co.	264	11,959
Ulta Beauty, Inc.(h)	26	13,591
Williams-Sonoma, Inc.	86	15,680

		473,735

Textiles, Apparel & Luxury Goods–0.1%
Asics Corp.	351	9,437
Deckers Outdoor Corp.(h)	100	10,009
Hermes International SCA	17	32,204
Lululemon Athletica, Inc.(h)	71	10,870
Moncler SpA	112	6,743
NIKE, Inc.–Class B	528	27,889
Pandora A/S	59	4,217

		101,369

		1,068,680

2026 Semi-Annual Report	37

Schedule of Investments (continued)

Company	Shares	U.S. $ Value

Utilities–0.2%
Electric Utilities–0.1%
Alliant Energy Corp.	78	$5,597
American Electric Power Co., Inc.	103	13,501
BKW AG	68	13,407
Chubu Electric Power Co., Inc.	287	4,732
CLP Holdings Ltd.–Class H	2,947	27,746
Duke Energy Corp.	1,095	143,379
FirstEnergy Corp.	355	17,984
Hydro One Ltd.(a)	389	16,065
Iberdrola SA	930	21,292
Oklo, Inc.(h)	84	4,166
PG&E Corp.	333	5,851
Power Assets Holdings Ltd.–Class H	3,063	23,897
PPL Corp.	215	8,213
Redeia Corp. SA	858	14,543
Southern Co. (The)	1,402	135,321
Verbund AG	62	4,738
Xcel Energy, Inc.	211	16,762

		477,194

Gas Utilities–0.0%
Hong Kong & China Gas Co., Ltd.–Class H	17,744	16,141
Osaka Gas Co., Ltd.	480	19,442
Tokyo Gas Co., Ltd.	205	9,655

		45,238

Multi-Utilities–0.1%
Ameren Corp.	201	22,094
CMS Energy Corp.	247	19,162
Consolidated Edison, Inc.	797	90,204
Dominion Energy, Inc.	110	6,800
E.ON SE	273	5,979
Engie SA	401	12,923
WEC Energy Group, Inc.	476	55,107

		212,269

Water Utilities–0.0%
American Water Works Co., Inc.	90	12,248

		746,949

Materials–0.2%
Chemicals–0.1%
Air Liquide SA	105	21,704
Corteva, Inc.	83	6,948
EMS-Chemie Holding AG(h)	10	7,863
Givaudan SA (REG)	8	27,052
Linde PLC	237	117,495
Sherwin-Williams Co. (The)	124	39,748
Sika AG (REG)(h)	68	11,255

		232,065

Construction Materials–0.0%
Holcim AG(h)	239	19,756

Containers & Packaging–0.0%
Avery Dennison Corp.	39	6,734
Ball Corp.	181	10,699

		17,433

Metals & Mining–0.1%
Barrick Mining Corp.	257	10,503
BHP Group Ltd.	2,336	84,522
Fortescue Ltd.	786	11,232
Franco-Nevada Corp.	64	15,847
Fresnillo PLC	188	8,333
Kinross Gold Corp.	552	16,876
Lundin Gold, Inc.	85	6,496
Newmont Corp.	178	19,269
Rio Tinto Ltd.	167	18,974
Rio Tinto PLC	515	47,778

		239,830

		509,084

Energy–0.1%
Oil, Gas & Consumable Fuels–0.1%
Eni SpA	1,031	29,315
Texas Pacific Land Corp.	36	17,084
Williams Cos., Inc. (The)	553	40,247
Shell PLC	407	18,850
Cheniere Energy, Inc.	41	11,634
Exxon Mobil Corp.	960	162,874
Imperial Oil Ltd.	64	8,383
Inpex Corp.	993	29,372
TotalEnergies SE	299	27,441
Galp Energia SGPS SA	317	7,601
Coterra Energy, Inc.	298	10,472
Expand Energy Corp.	312	34,251
Chevron Corp.	214	44,277

		441,801

Real Estate–0.0%
Health Care REITs–0.0%
Ventas, Inc.	133	10,877
Welltower, Inc.	182	35,983

		46,860

Residential REITs–0.0%
Sun Communities, Inc.	96	12,092

Specialized REITs–0.0%
Public Storage	70	18,962

		77,914

Total Common Stocks (cost $22,776,730)		22,286,673

38	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES–4.0%
Other ABS—Fixed Rate–2.7%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)	U.S.$	1,088	$1,035,991
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)		14	14,200
APL Finance DAC Series 2025-1A, Class A 4.81%, 03/20/2036(a)		201	201,121
Auxilior Term Funding LLC Series 2023-1A, Class A2 6.18%, 12/15/2028(a)		25	25,458
CCG Receivables Trust Series 2025-1, Class B 4.69%, 10/14/2032(a)		100	100,522
Clarus Capital Funding LLC Series 2024-1A, Class B 4.79%, 08/20/2032(a)		115	115,255
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		191	176,233
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		74	74,518
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a)		1,139	1,102,910
FIP Master Funding LLC Series 2025-1A, Class A1 4.98%, 10/15/2055(a)		120	117,619
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		286	261,989
HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)		35	35,327
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		138	131,598
Series 2025-1A, Class A 4.97%, 09/22/2042(a)		95	95,427
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		807	760,641
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		1,009	1,011,728
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		140	126,086
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		499	443,199
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		457	412,136
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(a)	U.S.$	98	98,756
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)		23	23,121
Series 2024-9, Class B 5.306%, 03/15/2032(a)		246	246,506
Series 2025-8, Class A2 4.851%, 07/15/2033(a)		100	99,932
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(a)		18	18,460
Series 2025-4, Class A2 5.373%, 01/17/2033(a)		133	133,448
PEAC Solutions Receivables LLC Series 2025-1A, Class A2 4.94%, 10/20/2028(a)		26	26,262
Series 2025-1A, Class B 5.20%, 07/20/2032(a)		51	51,620
SCF Equipment Leasing LLC Series 2024-1A, Class A2 5.88%, 11/20/2029(a)		22	21,719
Series 2025-1A, Class A3 5.11%, 11/21/2033(a)		100	101,659
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(a)		54	54,633
Sotheby’s Artfi Master Trust Series 2026-1A, Class A1 4.80%, 06/20/2033(a)		165	164,743
Series 2026-1A, Class B 4.90%, 06/20/2033(a)		120	119,734
Upgrade Master Pass-Thru Trust Series 2026-ST1, Class A 4.244%, 03/15/2034(a)		203	202,734
UPSTART Securitization Trust Series 2026-1, Class A1 4.142%, 02/22/2027(a)		197	197,014
VFI ABS LLC Series 2025-1A, Class A 4.78%, 06/24/2030(a)		143	143,447

			7,945,746

Autos—Fixed Rate–1.3%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.681%, 05/17/2032(a)		104	105,016
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		399	401,850
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		33	32,137
Series 2021-N4, Class D 2.30%, 09/11/2028		27	26,727

2026 Semi-Annual Report	39

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Series 2021-P4, Class D 2.61%, 09/11/2028	U.S.$	596	$577,503
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		824	823,013
Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91%, 09/25/2029(a)		145	146,077
Hyundai Auto Lease Securitization Trust Series 2025-A, Class B 5.15%, 06/15/2029(a)		140	141,416
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		314	316,561
Series 2025-2A, Class A2 5.18%, 05/15/2030(a)		109	109,160
Series 2026-1A, Class A2 4.68%, 07/15/2030(a)		79	79,042
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		32	32,355
OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(a)		135	134,948
PenFed Auto Receivables Owner Trust Series 2024-A, Class A3 4.70%, 06/15/2029(a)		60	60,568
Research-Driven Pagaya Motor Asset Trust Series 2025-4A, Class A2 5.124%, 04/25/2034(a)		199	199,398
Securitized Term Auto Receivables Trust Series 2025-A, Class B 5.038%, 07/25/2031(a)		42	42,348
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		22	22,399
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(h)(i)(j)(k)(l)		17	15,884
United Auto Credit Securitization Trust Series 2025-1, Class A 4.80%, 06/10/2027(a)		13	12,909
Series 2026-1, Class A 4.41%, 06/12/2028(a)		186	186,291
Wheels Fleet Lease Funding 1 LLC Series 2023-2A, Class A 6.46%, 08/18/2038(a)		42	42,651
Series 2024-2A, Class A1 4.87%, 06/21/2039(a)		115	115,650

			3,623,903

Total Asset-Backed Securities (cost $11,846,390)			11,569,649

COLLATERALIZED MORTGAGE OBLIGATIONS–3.9%
Risk Share Floating Rate–1.7%
Connecticut Avenue Securities Series 2025-R01, Class 1M1 4.762% (CME Term SOFR + 1.10%), 01/25/2045(a)(e)	U.S.$	43	43,279
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 5.212% (CME Term SOFR + 1.55%), 10/25/2041(a)(e)		21	20,577
Series 2022-R04, Class 1M2 6.762% (CME Term SOFR + 3.10%), 03/25/2042(a)(e)		130	131,322
Series 2024-R04, Class 1M1 4.762% (CME Term SOFR + 1.10%), 05/25/2044(a)(e)		18	18,033
Series 2025-R02, Class 1A1 4.662% (CME Term SOFR + 1.00%), 02/25/2045(a)(e)		69	69,120
Series 2025-R03, Class 2M1 5.262% (CME Term SOFR + 1.60%), 03/25/2045(a)(e)		151	150,937
Series 2025-R04, Class 1A1 4.662% (CME Term SOFR + 1.00%), 05/25/2045(a)(e)		75	74,595
Series 2025-R04, Class 1M1
4.862% (CME Term SOFR + 1.20%), 05/25/2045(a)(e)		105	104,877
Series 2025-R05, Class 2M1 4.862% (CME Term SOFR + 1.20%), 07/25/2045(a)(e)		260	260,076
Series 2025-R06, Class 1A1 4.562% (CME Term SOFR + 0.90%), 09/25/2045(a)(e)		185	184,700
Series 2025-R06, Class 1M1 4.612% (CME Term SOFR + 0.95%), 09/25/2045(a)(e)		228	227,993
Series 2026-R01, Class 2M1 4.662% (CME Term SOFR + 1.00%), 01/25/2046(a)(e)		211	211,254
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.312% (CME Term SOFR + 1.65%), 01/25/2034(a)(e)		80	79,695
Series 2021-HQA4, Class M2 6.012% (CME Term SOFR + 2.35%), 12/25/2041(a)(e)		415	417,663
Series 2022-DNA3, Class M1B 6.562% (CME Term SOFR + 2.90%), 04/25/2042(a)(e)		239	243,717
Series 2022-DNA4, Class M1B 7.012% (CME Term SOFR + 3.35%), 05/25/2042(a)(e)		878	896,764
Series 2022-DNA5, Class M1B 8.162% (CME Term SOFR + 4.50%), 06/25/2042(a)(e)		769	798,214

40	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Series 2022-DNA7, Class M1A 6.162% (CME Term SOFR + 2.50%), 03/25/2052(a)(e)	U.S.$	133	$133,531
Series 2023-DNA2, Class M1A 5.762% (CME Term SOFR + 2.10%), 04/25/2043(a)(e)		129	130,314
Series 2024-HQA2, Class M1 4.862% (CME Term SOFR + 1.20%), 08/25/2044(a)(e)		241	241,286
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 4.762% (CME Term SOFR + 1.10%), 05/25/2045(a)(e)		58	58,391
Series 2025-DNA2, Class M1 4.862% (CME Term SOFR + 1.20%), 05/25/2045(a)(e)		25	25,054
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA4 Series 2025-DNA4, Class M1 4.762% (CME Term SOFR + 1.10%), 10/25/2045(a)(e)		247	247,064
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 4.612% (CME Term SOFR + 0.95%), 02/25/2045(a)(e)		110	110,175

			4,878,631

Non-Agency Fixed Rate–1.5%
Angel Oak Mortgage Trust Series 2025-4, Class A1 5.855%, 04/25/2070(a)		51	51,709
Series 2025-6, Class A1 5.515%, 04/25/2070(a)		60	60,214
COLT Mortgage Loan Trust Series 2025-5, Class A1 5.536%, 05/25/2070(a)		101	101,326
COOPR Residential Mortgage Trust Series 2026-CES1, Class A1A 4.874%, 01/01/2061(a)		292	289,570
Cross Mortgage Trust Series 2025-H4, Class A1 5.596%, 06/25/2070(a)		162	162,432
FIGRE Trust Series 2025-HE7, Class A 5.15%, 11/25/2055(a)		188	186,319
Series 2026-HE1, Class A 4.982%, 01/25/2056(a)		321	318,139
GCAT Trust Series 2025-NQM2, Class A1 5.604%, 04/25/2070(a)		75	74,993
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(a)		154	153,318
Series 2025-HE3, Class A1 5.023% (CME Term SOFR + 1.35%), 03/20/2056(a)(e)	U.S.$	330	331,174
Series 2026-CES1, Class A1A 4.909%, 06/25/2056(a)		259	257,388
OBX Trust Series 2025-NQM8, Class A1 5.472%, 03/25/2065(a)		109	109,401
Series 2025-NQM10, Class A1 5.453%, 05/25/2065(a)		125	125,841
RCKT Mortgage Trust Series 2025-CES12, Class A1A 5.027%, 11/25/2055(a)		161	160,415
Series 2026-CES2, Class A1A 4.762%, 02/25/2056(a)		513	507,441
Series 2026-CES3, Class A1A 5.144%, 03/25/2056(a)		356	354,648
Santander Mortgage Asset Receivable Trust Series 2026-CES1, Class A1A 4.876%, 01/25/2056(a)		300	297,707
Towd Point Mortgage Trust Series 2026-CES2, Class A1A 4.72%, 02/25/2066(a)		535	528,196
Series 2026-FIX1, Class A1 4.98%, 12/25/2065(a)		194	192,193
Verus Securitization Trust Series 2025-5, Class A1 5.427%, 06/25/2070(a)		83	83,655
Series 2025-6, Class A1 5.417%, 07/25/2070(a)		87	86,862

			4,432,941

Non-Agency Floating Rate–0.4%
Angel Oak Mortgage Trust Series 2025-10, Class A1 4.96%, 09/25/2070(a)		183	181,983
BRAVO Residential Funding Trust Series 2025-NQM5, Class A1 5.496%, 02/25/2065(a)		146	146,370
COLT Mortgage Loan Trust Series 2025-10, Class A1 5.088%, 10/25/2070(a)		94	93,371
Cross Mortgage Trust Series 2025-H9, Class A1 5.036%, 11/25/2070(a)		160	159,551
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 5.662% (CME Term SOFR + 2.00%), 01/25/2051(a)(e)		29	28,596
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM9, Class A1 5.016%, 09/25/2070(a)		93	93,053

2026 Semi-Annual Report	41

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Santander Mortgage Asset Receivable Trust Series 2025-NQM6, Class A1 5.138%, 11/25/2065(a)	U.S.$	153	$152,620
Series 2026-NQM2, Class A1 4.704%, 01/25/2066(a)		112	110,677
Verus Securitization Trust Series 2025-9, Class A1 4.935%, 10/27/2070(a)		95	94,418

			1,060,639

Agency Floating Rate–0.3%
Federal Home Loan Mortgage Corp. REMICS Series 4693, Class SL 2.363% (6.04%–CME Term SOFR), 06/15/2047(e)(m)		914	98,551
Series 4719, Class JS 2.363% (6.04%–CME Term SOFR), 09/15/2047(e)(m)		280	31,412
Series 4954, Class SL 2.274% (5.94%–CME Term SOFR), 02/25/2050(e)(m)		863	92,551
Series 4981, Class HS 2.324% (5.99%–CME Term SOFR), 06/25/2050(e)(m)		2,196	230,545
Federal National Mortgage Association REMICS Series 2014-78, Class SE 2.324% (5.99%–CME Term SOFR), 12/25/2044(e)(m)		292	29,657
Series 2016-77, Class DS 2.224% (5.89%–CME Term SOFR), 10/25/2046(e)(m)		721	71,040
Series 2017-62, Class AS 2.374% (6.04%–CME Term SOFR), 08/25/2047(e)(m)		346	38,264
Series 2017-97, Class LS 2.424% (6.09%–CME Term SOFR), 12/25/2047(e)(m)		700	76,536
Series 2017-97, Class SW 2.424% (6.09%–CME Term SOFR), 12/25/2047(e)(m)		355	40,510
Government National Mortgage Association Series 2017-65, Class ST 2.36% (6.04%–CME Term SOFR 1 Month), 04/20/2047(e)(m)		458	54,331
Series 2017-122, Class SA 2.41% (6.09%–CME Term SOFR 1 Month), 08/20/2047(e)(m)		352	43,216
Series 2017-134, Class SE 2.41% (6.09%–CME Term SOFR 1 Month), 09/20/2047(e)(m)		268	31,346

			837,959

Total Collateralized Mortgage Obligations (cost $11,095,055)			11,210,170

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.8%
Non-Agency Floating Rate CMBS–0.9%
ALA Trust Series 2025-OANA, Class A 5.416% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(a)(e)	U.S.$	125	125,303
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.523% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(a)(e)		100	100,064
BOCA Commercial Mortgage Trust Series 2025-BOCA, Class A 5.273% (CME Term SOFR 1 Month + 1.60%), 12/15/2042(a)(e)		131	131,082
BX Commercial Mortgage Trust Series 2019-IMC, Class E 5.869% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a)(e)		430	424,878
Series 2024-AIR2, Class A 5.165% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(a)(e)		106	105,609
DBC Mortgage Trust Series 2025-DBC, Class A 5.023% (CME Term SOFR 1 Month + 1.35%), 11/15/2042(a)(e)		200	199,875
Great Wolf Trust Series 2024-WOLF, Class A 5.215% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a)(e)		232	231,928
Hawaii Hotel Trust Series 2025-MAUI, Class A 5.065% (CME Term SOFR 1 Month + 1.39%), 03/15/2042(a)(e)		117	116,927
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 5.214% (CME Term SOFR 1 Month + 1.54%), 05/15/2037(a)(e)		176	175,890
HLTN Commercial Mortgage Trust Series 2024-DPLO, Class A 5.314% (CME Term SOFR 1 Month + 1.64%), 06/15/2041(a)(e)		250	249,558
KIND Trust Series 2021-KIND, Class A 4.74% (CME Term SOFR 1 Month + 1.06%), 08/15/2038(a)(e)		99	98,676

42	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)			U.S. $ Value
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.252% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a)(e)	U.S.$		316	$307,110
NJ Trust Series 2023-GSP, Class A 6.481%, 01/06/2029(a)			165	170,702
ORL Trust Series 2024-GLKS, Class A 5.165% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(a)(e)			100	100,000
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.115% (CME Term SOFR 1 Month + 1.44%), 02/15/2042(a)(e)			269	265,950

				2,803,552

Non-Agency Fixed Rate CMBS–0.8%
Commercial Mortgage Trust Series 2010-C1, Class D 5.795%, 07/10/2046(a)			621	616,269
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 5.454%, 01/15/2041(a)			116	117,316
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.558%, 08/10/2044(a)			26	20,219
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026(l)			1,029	1,018,002
Series 2021-1, Class AS 2.638%, 08/15/2026(l)			39	38,049
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 0.405%, 09/15/2047(n)			644	6
NYC Commercial Mortgage Trust Series 2025-28L, Class A 4.668%, 11/05/2038(a)			165	164,303
TORY Commercial Mortgage Trust Series 2026-HGTS, Class A 4.748%, 01/13/2046(a)			200	196,389
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.312%, 12/15/2059			125	121,394

				2,291,947

Non-Agency Fixed Rate–0.1%
Ellington Financial Mortgage Trust Series 2026-CES1, Class A1A 4.914%, 12/25/2060(a)			161	159,110

Total Commercial Mortgage-Backed Securities (cost $5,317,443)				5,254,609

CORPORATES—NON-INVESTMENT GRADE–1.1%

Industrial–1.0%
Basic–0.0%
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)		EUR	100	96,600

Capital Goods – 0.1%
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.375%, 12/15/2030(a)			100	117,702

Communications—Media–0.1%
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)			320	337,586

Communications—Telecommunications–0.2%
Altice France SA 4.75%, 10/15/2030(a)			132	144,052
Fibercop SpA 4.75%, 06/30/2030(a)			135	154,758
Vmed O2 UK Financing I PLC 5.625%, 04/15/2032(a)			100	106,105
Vodafone Group PLC 3.00%, 08/27/2080(a)		U.S.$	100	108,814

				513,729

Consumer Cyclical—Automotive–0.1%
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)			143	140,533
5.30%, 09/13/2027(a)			59	58,620

				199,153

Consumer Cyclical—Other–0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)			122	123,183
Standard Industries, Inc./NY 4.375%, 07/15/2030(a)			51	48,152
4.75%, 01/15/2028(a)			69	68,298

				239,633

Consumer Cyclical—Retailers–0.0%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)			103	104,295

Consumer Non-Cyclical–0.2%
CVS Health Corp. 6.75%, 12/10/2054			19	19,178
7.00%, 03/10/2055			242	249,057
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)		EUR	200	222,573
Tenet Healthcare Corp. 5.125%, 11/01/2027		U.S.$	79	78,930

				569,738

Energy–0.1%
Sunoco LP 5.625%, 03/15/2031(a)			131	130,351

2026 Semi-Annual Report	43

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Sunoco LP/Sunoco Finance Corp. 7.00%, 09/15/2028(a)	U.S.$	77	$78,559
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)		110	113,155

			322,065

Technology–0.1%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	100	109,424
OAK-Eagle Acquireco, Inc. 7.25%, 07/01/2033(a)	U.S.$	186	192,635

			302,059

Transportation—Airlines–0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)		81	80,369

			2,882,929

Utility–0.1%
Other Utility–0.1%
Holding d’Infrastructures des Metiers de l’Environnement SAS 4.875%, 10/24/2029(a)	EUR	100	117,468

Financial Institutions–0.0%
REITs – 0.0%
alstria SARL 4.25%, 10/15/2029(a)		100	110,428

Total Corporates—Non-Investment Grade (cost $3,180,384)			3,110,825

COLLATERALIZED LOAN OBLIGATIONS–0.8%
CLO—Floating Rate–0.8%
AGL CLO 44 Ltd. Series 2025-44A, Class A 4.981% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(a)(e)	U.S.$	250	249,000
Allegany Park CLO Ltd. Series 2019-1A, Class ARR 4.768% (CME Term SOFR 3 Month + 1.10%), 01/20/2035(a)(e)		250	249,649
Clover CLO LLC Series 2021-3A, Class BR 5.118% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(a)(e)		250	247,825
Galaxy 36 CLO Ltd. Series 2025-36A, Class A1 5.008% (CME Term SOFR 3 Month + 1.23%), 10/15/2038(a)(e)		150	149,607
Hartwick Park CLO Ltd. Series 2023-1A, Class AR 4.828% (CME Term SOFR 3 Month + 1.16%), 01/20/2037(a)(e)	U.S.$	250	249,617
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.118% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(a)(e)		250	249,411
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class AR 4.621% (CME Term SOFR 3 Month + 0.95%), 07/16/2036(a)(e)		250	249,312
OCP CLO Ltd. Series 2021-23A, Class B1R2 5.118% (CME Term SOFR 3 Month + 1.45%), 01/17/2039(a)(e)		250	246,848
Palmer Square CLO Ltd. Series 2026-1A, Class A 4.86% (CME Term SOFR 3 Month + 1.19%), 04/20/2039(a)(e)		250	249,987
Pikes Peak CLO 18 Series 2025-18A, Class A1 4.888% (CME Term SOFR 3 Month + 1.22%), 04/20/2038(a)(e)		250	249,273

Total Collateralized Loan Obligations (cost $2,399,749)			2,390,529

	Notional Amount

PURCHASED OPTIONS—PUTS–0.8%
Options on Equity Indices–0.8%
Euro STOXX 50 Price EUR Index Expiration: Feb 2027; Contracts: 960; Exercise Price: EUR 4,900.00; Counterparty: UBS AG(h)	EUR	4,704,000	249,808
FTSE 100 Index Expiration: Mar 2027; Contracts: 190; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(h)	GBP	1,748,000	78,356
Nikkei 225 Index Expiration: Mar 2027; Contracts: 12,000; Exercise Price: JPY 44,000.00; Counterparty: UBS AG(h)	JPY	528,000,000	234,496

44	Sanford C. Bernstein Fund, Inc.

	Notional Amount		U.S. $ Value
S&P 500 Index Expiration: Jan 2027; Contracts: 7,600; Exercise Price: USD 5,775.00; Counterparty: UBS AG(h)	USD	43,890,000	$1,631,024

Total Purchased Options—Puts (premiums paid $1,450,109)			2,193,684

	Principal Amount (000)

COVERED BONDS–0.7%
BPCE SFH SA Series E 0.01%, 01/29/2029(a)	EUR	200	212,600
Caisse de Refinancement de l’Habitat SA 2.75%, 04/12/2028(a)		200	230,111
Caisse Francaise de Financement Local SA 3.25%, 02/19/2029(a)		200	232,423
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(a)		300	337,140
Credit Mutuel Home Loan SFH SA Series E 3.25%, 10/31/2029(a)		100	116,247
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		461	491,003
Santander UK PLC Series E 3.00%, 03/12/2029(a)		145	167,196
Societe Generale SFH SA 0.125%, 07/18/2029(a)		200	210,127

Total Covered Bonds (cost $1,943,370)			1,996,847

GOVERNMENTS—SOVEREIGN AGENCIES–0.6%
Belgium–0.1%
Dexia SA Series E 0.00%, 01/21/2028(a)		200	219,346

Canada–0.2%
Canada Housing Trust No. 1 3.55%, 09/15/2032(a)	CAD	535	388,141
4.25%, 03/15/2034(a)		270	203,370

			591,511

France–0.2%
SNCF Reseau Series E 1.125%, 05/25/2030(a)	EUR	500	529,859

Netherlands–0.1%
BNG Bank NV 3.50%, 07/19/2027	AUD	488	330,244

Total Governments—Sovereign Agencies (cost $1,624,213)			1,670,960

LOCAL GOVERNMENTS—US MUNICIPAL BONDS–0.6%
United States–0.6%
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027	U.S.$	110	110,991
Commonwealth Financing Authority (Commonwealth of Pennsylvania Dept. of Education State Lease) Series 2016-A 4.144%, 06/01/2038		80	74,897
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		652	634,199
2.154%, 07/01/2030		60	55,223
University of California (University of California) Series 2021-B 3.071%, 05/15/2051		1,130	754,604

Total Local Governments—US Municipal Bonds (cost $2,010,128)			1,629,914

GOVERNMENTS—SOVEREIGN BONDS–0.5%
Chile–0.0%
Chile Government International Bond 3.75%, 01/14/2032	EUR	117	133,967

Colombia–0.1%
Colombia Government International Bond 5.75%, 11/26/2034		140	152,676

Hong Kong–0.1%
Hong Kong Government International Bond Series G 3.15%, 07/24/2054(a)	CNH	1,000	163,855

Indonesia–0.1%
Indonesia Government International Bond 2.50%, 10/31/2030		1,000	143,518
2.90%, 10/31/2035		1,000	142,371

			285,889

Mexico–0.1%
Mexico Government International Bond 5.375%, 03/22/2033	U.S.$	403	393,731

2026 Semi-Annual Report	45

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Romania–0.1%
Romanian Government International Bond 3.00%, 02/14/2031(a)	U.S.$	134	$117,645
5.75%, 09/16/2030(a)		342	340,547

			458,192

Total Governments—Sovereign Bonds (cost $1,568,616)			1,588,310

EMERGING MARKETS—TREASURIES–0.4%
Brazil–0.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2035	BRL	4,841	760,003

South Africa–0.1%
Republic of South Africa Government Bond Series 2048 8.75%, 02/28/2048	ZAR	8,767	468,317

Total Emerging Markets—Treasuries (cost $1,237,488)			1,228,320

AGENCIES–0.4%
Agency Debentures–0.4%
Federal Home Loan Banks 4.00%, 06/30/2028	U.S.$	865	868,002
4.75%, 12/08/2028		265	270,753

Total Agencies (cost $1,132,085)			1,138,755

EMERGING MARKETS—CORPORATE BONDS–0.3%

Industrial–0.3%
Basic–0.2%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		200	95,200
Periama Holdings LLC/DE 5.95%, 04/19/2026(a)		200	199,694
Stillwater Mining Co. 4.00%, 11/16/2026(a)		200	198,376

			493,270

Energy–0.1%
Ecopetrol SA 8.375%, 01/19/2036		111	112,371
8.625%, 01/19/2029		113	119,254
Raizen Fuels Finance SA 6.70%, 02/25/2037(a)(h)(k)		400	217,000

			448,625

Total Emerging Markets—Corporate Bonds (cost $1,200,839)			941,895

SUPRANATIONALS–0.2%
European Union Series UFA 4.00%, 04/04/2044(a)	EUR	223	259,527
3.375%, 10/05/2054(a)		325	329,933

Total Supranationals (cost $599,842)			589,460

QUASI-SOVEREIGNS–0.1%

Quasi-Sovereign Bonds–0.1%
Chile–0.0%
Corp. Nacional del Cobre de Chile 5.95%, 01/08/2034(a)	U.S.$	200	204,674

Saudi Arabia–0.1%
Gaci First Investment Co. Series E 3.375%, 10/14/2032(a)	EUR	200	220,767

Total Quasi-Sovereigns (cost $432,714)			425,441

EMERGING MARKETS—SOVEREIGNS–0.1%
Mexico–0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a)	U.S.$	250	250,625

Uzbekistan–0.0%
Republic of Uzbekistan International Bond 5.10%, 02/25/2029(a)	EUR	100	115,787

Total Emerging Markets—Sovereigns (cost $369,030)			366,412

LOCAL GOVERNMENTS—CANADIAN MUNICIPAL BONDS–0.0%
Canada–0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $51,971)	CAD	70	51,564

	Shares

SHORT-TERM INVESTMENTS–10.8%
Investment Companies–9.7%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.50%(f)(g)(o) (cost $28,125,642)		28,125,642	28,125,642

46	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
U.S. Treasury Bills–1.1%
U.S. Treasury Bill Zero Coupon, 04/09/2026 (cost $3,097,560)	U.S.$	3,100	$3,097,517

Total Short-Term Investments (cost $31,223,202)			31,223,159

Total Investments—104.6% (cost $299,878,663)			302,116,765

Other assets less liabilities—(4.6)%			(13,420,475)

Net Assets—100.0%			$288,696,290

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)

Purchased Contracts

Australian 10 Yr Bond Futures	43	June 2026	$3,196,824	$(24,891)

Canadian 10 Yr Bond Futures	16	June 2026	1,380,318	2,728

E-Mini Russell 2000 Index Futures	28	June 2026	3,517,080	6,899

Euro STOXX 50 Index Futures	19	June 2026	1,206,765	(46,369)

Euro-BOBL Futures	8	June 2026	1,067,358	(275)

Euro-BTP Futures	8	June 2026	1,075,218	(33,575)

Euro-Bund Futures	3	June 2026	434,796	(9,574)

Euro-OAT Futures	7	June 2026	960,315	(26,466)

FTSE 100 Index Futures	4	June 2026	539,976	(10,754)

Long Gilt Futures	43	June 2026	4,996,552	(172,555)

Mini Japan 10 Yr Government Bond Futures	8	June 2026	657,572	(7,263)

MSCI Emerging Markets Index Futures	3	June 2026	218,190	(4,530)

Nikkei 225 (OSE) Futures	3	June 2026	967,077	(15,913)

S&P 500 E-Mini Futures	147	June 2026	48,295,013	(783,749)

S&P Mid 400 E-Mini Futures	8	June 2026	2,717,200	19,649

S&P/TSX 60 Index Futures	5	June 2026	1,371,433	26,920

TOPIX Index Futures	1	June 2026	220,787	(3,753)

U.S. Long Bond (CBT) Futures	9	June 2026	1,024,875	(31,583)

U.S. T-Note 2 Yr (CBT) Futures	105	June 2026	21,781,758	(138,406)

U.S. T-Note 5 Yr (CBT) Futures	346	June 2026	37,430,172	(359,684)

U.S. T-Note 10 Yr (CBT) Futures	96	June 2026	10,660,500	(60,615)

Sold Contracts

Australian 3 Yr Bond Futures	16	June 2026	1,144,267	2,472

Australian 10 Yr Bond Futures	14	June 2026	1,040,826	8,244

Canadian 10 Yr Bond Futures	19	June 2026	1,639,127	32,889

Euro STOXX 50 Index Futures	54	June 2026	3,429,754	40,988

Euro-BOBL Futures	1	June 2026	133,420	1,929

Euro-Bund Futures	31	June 2026	4,492,894	31,781

Euro-Schatz Futures	4	June 2026	488,925	3,867

FTSE 100 Index Futures	16	June 2026	2,159,904	(17,534)

2026 Semi-Annual Report	47

Schedule of Investments (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)

Japan 10 Yr Bond (OSE) Futures	17	June 2026	$13,958,413	$158,654

MSCI Emerging Markets Index Futures	33	June 2026	2,400,090	44,151

MSCI Singapore ETS Index Futures	3	April 2026	101,874	(282)

OMXS 30 Index Futures	9	April 2026	277,606	7,607

SPI 200 Futures	12	June 2026	1,762,064	5,803

TOPIX Index Futures	8	June 2026	1,766,296	26,845

U.S. 10 Yr Ultra Futures	50	June 2026	5,675,781	92,493

U.S. Long Bond (CBT) Futures	20	June 2026	2,277,500	24,135

U.S. T-Note 2 Yr (CBT) Futures	2	June 2026	414,891	(878)

U.S. Ultra Bond (CBT) Futures	2	June 2026	233,125	(1,504)

				$(1,212,099)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	JPY	2,594,811	USD	16,528	04/10/2026	$167,323

Bank of America NA	USD	1,129	CHF	879	04/16/2026	(28,238)

Bank of America NA	USD	2,519	AUD	3,567	04/22/2026	(58,556)

Bank of New York (The)	USD	2,284	EUR	1,980	04/16/2026	5,862

Barclays Capital, Inc.	USD	603	JPY	95,306	04/10/2026	(1,985)

Barclays Capital, Inc.	USD	1,177	NZD	2,020	04/22/2026	(15,814)

Barclays Capital, Inc.	GBP	805	USD	1,068	04/24/2026	2,587

BNP Paribas SA	GBP	822	USD	1,095	04/24/2026	7,767

Citibank NA	BRL	1,544	USD	298	04/02/2026	222

Citibank NA	USD	296	BRL	1,544	04/02/2026	2,258

Citibank NA	USD	1,133	JPY	174,912	04/10/2026	(30,121)

Citibank NA	EUR	7,686	USD	9,224	04/16/2026	333,847

Citibank NA	CAD	8,230	USD	6,032	04/17/2026	111,499

Citibank NA	USD	1,043	CAD	1,420	04/17/2026	(21,561)

Citibank NA	NZD	2,181	USD	1,298	04/22/2026	43,738

Citibank NA	GBP	992	USD	1,329	04/24/2026	16,414

Citibank NA	USD	403	INR	36,622	05/13/2026	(14,554)

Citibank NA	COP	1,582,129	USD	428	05/14/2026	1,229

Citibank NA	USD	55	COP	206,677	05/14/2026	329

Citibank NA	EUR	9,442	USD	11,164	05/27/2026	222,874

Deutsche Bank AG	EUR	1,285	USD	1,543	04/16/2026	56,517

Goldman Sachs Bank USA	BRL	2,613	USD	504	04/02/2026	(545)

Goldman Sachs Bank USA	USD	501	BRL	2,613	04/02/2026	3,823

Goldman Sachs Bank USA	EUR	2,224	USD	2,629	04/16/2026	56,367

Goldman Sachs Bank USA	USD	597	EUR	514	04/16/2026	(2,774)

Goldman Sachs Bank USA	CAD	1,125	USD	825	04/17/2026	16,349

Goldman Sachs Bank USA	USD	825	AUD	1,167	04/17/2026	(20,450)

Goldman Sachs Bank USA	USD	1,311	NZD	2,181	04/22/2026	(57,096)

48	Sanford C. Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Goldman Sachs Bank USA	GBP	8,037	USD	10,867	04/24/2026	$229,163

Goldman Sachs Bank USA	USD	474	MYR	1,891	06/18/2026	(5,877)

HSBC Bank USA	BRL	4,157	USD	796	04/02/2026	(6,081)

HSBC Bank USA	USD	788	BRL	4,157	04/02/2026	14,027

HSBC Bank USA	USD	3,922	JPY	607,007	04/10/2026	(95,030)

HSBC Bank USA	KRW	229,919	USD	159	04/14/2026	6,351

HSBC Bank USA	EUR	3,286	USD	3,850	04/16/2026	49,596

HSBC Bank USA	USD	1,222	EUR	1,054	04/16/2026	(3,746)

HSBC Bank USA	USD	1,008	SEK	9,396	04/23/2026	(14,080)

HSBC Bank USA	BRL	4,157	USD	784	05/05/2026	(14,061)

HSBC Bank USA	USD	204	CLP	185,926	05/14/2026	(2,789)

JPMorgan Chase Bank	USD	2,048	JPY	318,098	04/10/2026	(42,095)

Morgan Stanley Capital Services, Inc.	CHF	2,501	USD	3,292	04/16/2026	159,064

Morgan Stanley Capital Services, Inc.	EUR	838	USD	962	04/16/2026	(6,669)

Morgan Stanley Capital Services, Inc.	USD	2,307	EUR	1,923	04/16/2026	(83,143)

Morgan Stanley Capital Services, Inc.	AUD	7,877	USD	5,487	04/22/2026	54,289

Morgan Stanley Capital Services, Inc.	PEN	752	USD	215	05/14/2026	(916)

Morgan Stanley Capital Services, Inc.	MYR	1,885	USD	478	06/18/2026	11,602

Societe Generale	USD	1,507	GBP	1,136	04/24/2026	(3,541)

Standard Chartered Bank	IDR	2,580,701	USD	152	04/23/2026	230

Standard Chartered Bank	INR	36,382	USD	394	05/13/2026	8,098

Standard Chartered Bank	PEN	430	USD	124	05/14/2026	199

Standard Chartered Bank	PEN	1,185	USD	340	05/14/2026	(279)

State Street Bank & Trust Co.	JPY	91,378	USD	599	04/10/2026	21,746

State Street Bank & Trust Co.	JPY	16,907	USD	106	04/10/2026	(610)

State Street Bank & Trust Co.	USD	1,289	JPY	205,494	04/10/2026	6,340

State Street Bank & Trust Co.	USD	271	JPY	42,682	04/10/2026	(2,639)

State Street Bank & Trust Co.	EUR	1,395	USD	1,649	04/16/2026	38,090

State Street Bank & Trust Co.	EUR	411	USD	474	04/16/2026	(1,734)

State Street Bank & Trust Co.	USD	685	EUR	596	04/16/2026	2,849

State Street Bank & Trust Co.	USD	2,518	EUR	2,132	04/16/2026	(54,397)

State Street Bank & Trust Co.	CAD	2,290	USD	1,679	04/17/2026	31,187

State Street Bank & Trust Co.	USD	149	CAD	208	04/17/2026	176

State Street Bank & Trust Co.	USD	717	CAD	992	04/17/2026	(2,706)

State Street Bank & Trust Co.	AUD	1,033	USD	727	04/22/2026	13,822

State Street Bank & Trust Co.	NZD	44	USD	26	04/22/2026	908

State Street Bank & Trust Co.	USD	972	AUD	1,415	04/22/2026	4,276

State Street Bank & Trust Co.	USD	88	AUD	126	04/22/2026	(1,476)

State Street Bank & Trust Co.	USD	26	NZD	44	04/22/2026	(323)

State Street Bank & Trust Co.	NOK	464	USD	49	04/23/2026	890

State Street Bank & Trust Co.	SEK	2,248	USD	253	04/23/2026	15,035

State Street Bank & Trust Co.	USD	75	IDR	1,267,966	04/23/2026	(268)

State Street Bank & Trust Co.	USD	241	SEK	2,248	04/23/2026	(3,222)

State Street Bank & Trust Co.	GBP	276	USD	368	04/24/2026	2,252

State Street Bank & Trust Co.	JPY	20,505	USD	130	04/24/2026	536

State Street Bank & Trust Co.	USD	363	GBP	272	04/24/2026	(3,381)

2026 Semi-Annual Report	49

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

State Street Bank & Trust Co.	USD	814	ZAR	13,117	04/24/2026	$(40,511)

State Street Bank & Trust Co.	ZAR	16,271	USD	996	04/24/2026	35,987

State Street Bank & Trust Co.	ZAR	1,631	USD	96	04/24/2026	(575)

State Street Bank & Trust Co.	USD	38	COP	141,632	05/14/2026	(9)

State Street Bank & Trust Co.	HUF	221,244	USD	659	05/20/2026	(3,541)

State Street Bank & Trust Co.	PLN	486	USD	132	05/20/2026	804

State Street Bank & Trust Co.	USD	102	HUF	34,553	05/20/2026	1,653

State Street Bank & Trust Co.	MXN	3,549	USD	201	05/21/2026	3,366

State Street Bank & Trust Co.	THB	24,459	USD	772	05/22/2026	27,079

State Street Bank & Trust Co.	USD	540	CNH	3,718	05/22/2026	2,399

UBS	USD	2,504	JPY	381,170	04/10/2026	(100,680)

UBS	IDR	15,236,171	USD	902	04/23/2026	4,490

UBS	CNH	18,745	USD	2,729	05/22/2026	(1,933)

						$1,047,503

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note 3)
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.86%	USD	910	$(45,092)	$(36,680)	$(8,412)
iTraxx Australia Series 45, 5 Year Index, 06/20/2031*	(1.00)	Quarterly	0.92	USD	4,960	(21,163)	(31,178)	10,015
Malaysia, 06/20/2031*	(1.00)	Quarterly	0.48	USD	6,590	(165,205)	(153,341)	(11,864)

Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00	Quarterly	3.65	USD	180	9,785	10,233	(448)
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	5.00	Quarterly	3.86	USD	1,197	59,313	56,632	2,681
CDX-NAIG Series 46, 5 Year Index, 06/20/2031*	1.00	Quarterly	0.63	USD	4,960	87,314	83,322	3,992
iTraxx XOVER Series 45, 5 Year Index, 06/20/2031*	5.00	Quarterly	3.53	EUR	100	7,446	7,675	(229)

						$(67,602)	$(63,337)	$(4,265)

* Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note 3)
Notional Amount (000)		Termination Date	Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
			Payments made by the Fund	Payments received by the Fund
USD	2,460	04/15/2026	2.530%	CPI#	Maturity	$6,437	$—	$6,437
USD	6,245	07/08/2027	2.770%	CPI#	Maturity	161,818	—	161,818
USD	6,245	07/08/2027	2.778%	CPI#	Maturity	159,325	—	159,325
USD	4,160	07/15/2027	2.753%	CPI#	Maturity	102,701	—	102,701

						$430,281	$—	$430,281

50	Sanford C. Bernstein Fund, Inc.

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
		Termination Date	Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)			Payments made by the Fund	Payments received by the Fund
USD	1,990	04/27/2026	1.570%	1 Day SOFR	Annual	$49,744	$3,789	$45,955
USD	840	10/04/2026	1.150%	1 Day SOFR	Annual	22,201	12,533	9,668
USD	420	11/08/2026	1.450%	1 Day SOFR	Annual	9,607	6,592	3,015
USD	420	11/09/2026	1.505%	1 Day SOFR	Annual	9,349	6,452	2,897
USD	1,040	04/04/2027	2.240%	1 Day SOFR	Annual	34,356	19,043	15,313
USD	580	04/26/2027	2.110%	1 Day SOFR	Annual	20,293	11,623	8,670
USD	10,260	06/05/2027	0.343%	1 Day SOFR	Annual	712,294	421,677	290,617
USD	6,030	07/20/2027	1.885%	1 Day SOFR	Annual	227,034	162,006	65,028
BRL	3,590	01/02/2029	1 Day CDI	12.618%	Maturity	(14,759)	—	(14,759)
BRL	1,557	01/02/2029	1 Day CDI	12.682%	Maturity	(6,031)	—	(6,031)
BRL	1,508	01/02/2029	1 Day CDI	13.220%	Maturity	(2,547)	—	(2,547)
BRL	1,386	01/02/2029	1 Day CDI	13.020%	Maturity	(3,361)	—	(3,361)
BRL	1,321	01/02/2029	1 Day CDI	12.490%	Maturity	(5,772)	—	(5,772)
BRL	1,321	01/02/2029	1 Day CDI	12.555%	Maturity	(5,443)	—	(5,443)
USD	1,360	09/27/2029	1.300%	1 Day SOFR	Annual	119,425	107,537	11,888
USD	1,830	12/13/2029	1.537%	1 Day SOFR	Annual	141,224	100,822	40,402
CNY	9,158	02/20/2030	China 7-Day Reverse Repo Rate	1.602%	Quarterly	1,547	—	1,547
CNY	6,221	04/03/2030	China 7-Day Reverse Repo Rate	1.591%	Quarterly	891	—	891
CNY	5,759	04/03/2030	China 7-Day Reverse Repo Rate	1.583%	Quarterly	549	—	549
USD	15,740	05/21/2031	1.395%	1 Day SOFR	Annual	2,006,605	1,629,290	377,315
NZD	1,088	03/18/2035	3 Month BKBM	4.153%	Quarterly/Semi-Annual	(6,578)	—	(6,578)
NZD	552	03/18/2035	3 Month BKBM	4.155%	Quarterly/Semi-Annual	(3,277)	—	(3,277)
USD	1,010	11/10/2035	2.390%	1 Day SOFR	Annual	123,513	95,521	27,992
NZD	290	12/05/2035	3 Month BKBM	3.980%	Quarterly/Semi-Annual	(2,977)	—	(2,977)

						$3,427,887	$2,576,885	$851,002

TOTAL RETURN SWAPS (see Note 3)
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation

Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	507	06/19/2026	$5,632

REVERSE REPURCHASE AGREEMENTS (see Note 3)
Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at March 31, 2026
HSBC Securities (USA), Inc.†	USD	1,961	3.77%	—	$2,019,254

† The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on March 31, 2026.

2026 Semi-Annual Report	51

Schedule of Investments (continued)

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$2,019,254	$—	$—	$—	$2,019,254

(a)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $66,654,347 or 23.1% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2026.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(g)	Affiliated investments.
(h)	Non-income producing security.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Fair valued by the Adviser.
(k)	Defaulted.
(l)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.37% of net assets as of March 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	$ 1,031,097	$1,018,002	0.35%

GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	39,077	38,049	0.01%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	16,989	15,884	0.01%

(m)	Inverse interest only security.
(n)	IO—Interest Only.
(o)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Yuan Renminbi (Offshore)

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

EUR—Euro

GBP—Great British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Sol

PLN—Polish Zloty

SEK—Swedish Krona

THB—Thailand Baht

USD—United States Dollar

ZAR—South African Rand

Glossary:

ABS—Asset-Backed Securities

ADR—American Depositary Receipt

BKBM—Bank Bill Benchmark (New Zealand)

BOBL—Bundesobligationen

BTP—Buoni del Tesoro Poliennali

CBT—Chicago Board of Trade

CDI—CHESS Depositary Interest

CDX-NAHY—North American High Yield Credit Default Swap Index

CDX-NAIG—North American Investment Grade Credit Default Swap Index

CLO—Collateralized Loan Obligations

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OAT—Obligations Assimilables du Trésor

52	Sanford C. Bernstein Fund, Inc.

OMXS—Stockholm Stock Exchange

OSE—Osaka Securities Exchange

REG—Registered Shares

REIT—Real Estate Investment Trust

REMICs—Real Estate Mortgage Investment Conduits

SOFR—Secured Overnight Financing Rate

SPI—Share Price Index

TBA—To Be Announced

TIPS—Treasury Inflation Protected Security

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

2026 Semi-Annual Report	53

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay B Portfolio

March 31, 2026 (Unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS–65.7%

Long-Term Municipal Bonds–62.2%
Alabama–2.7%
Black Belt Energy Gas District (Goldman Sachs Group) Series 2025-G 5.00%, 10/01/2035	$	1,000	$1,041,595
Series 2026-E 5.00%, 07/01/2033		1,000	1,045,291
Black Belt Energy Gas District (Pacific Life Insurance) Series 2025-D 5.00%, 12/01/2055		1,945	2,057,988
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035		1,000	1,040,336
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055		355	383,188
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030		1,000	1,061,068
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051		2,000	2,009,830
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035		1,000	1,076,246
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		1,000	1,049,415
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054		1,100	1,153,704

			11,918,661

American Samoa–0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)		520	538,938

Arizona–1.7%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2038		600	596,338
4.00%, 11/01/2039		750	739,525
5.00%, 11/01/2035		850	898,027
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052		2,000	2,031,840
Series 2024 4.00%, 06/01/2049		1,000	1,012,722
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029		1,000	937,296
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.171%, 07/01/2033		1,475	1,258,584

			7,474,332

California–14.8%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 2.72% (MUNIPSA + 0.30%), 04/01/2056(b)		2,000	1,986,874
2.83% (MUNIPSA + 0.41%), 04/01/2056(b)		2,000	1,974,076
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054		2,000	2,091,497
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		1,000	1,057,806
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.075% (SOFR + 1.63%), 07/01/2053(b)		2,200	2,225,026
4.115% (SOFR + 1.67%), 02/01/2054(b)		1,000	1,013,833
5.00%, 02/01/2054		1,000	1,056,206

54	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025B 5.00%, 03/01/2056	$	1,000	$1,076,347
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)		1,500	1,176,090
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(a)		595	436,612
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2031(a)		540	533,382
California Health Facilities Financing Authority (Sutter Health) Series 2018-A 5.00%, 11/15/2030		900	934,159
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033		1,636	1,667,022
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035		1,843	1,814,036
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035		1,872	1,884,070
Series 2021-2, Class X 0.825%, 03/25/2035(c)		2,808	104,121
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(a)		1,000	1,000,472
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2028		1,700	1,762,880
California Municipal Finance Authority (Waste Management, Inc.) Series 2019-A 2.40%, 10/01/2044		4,710	4,567,728
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(a)		385	396,046
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(a)		1,000	1,032,264
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2042(a)		1,000	1,010,178
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 4.00%, 07/01/2030(a)		510	507,290
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(a)		275	275,013
California State University (California State University) Series 2020-D 1.49%, 11/01/2028		400	374,843
Series 2021-B 2.374%, 11/01/2035		1,000	817,691
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2019 5.00%, 06/01/2034(a)		375	384,898
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018-A 5.00%, 12/01/2028(a)		500	518,462
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2029(a)		180	183,157
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2028		1,505	1,514,807
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2019 5.00%, 05/15/2031		485	512,462

2026 Semi-Annual Report	55

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Series 2022-A 5.00%, 05/15/2035	$	1,000	$1,083,188
City of Los Angeles Department of Airports (Prerefunded—US Treasuries) Series 2016-A 5.00%, 05/15/2026		215	215,582
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2031		1,000	1,019,824
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031		305	306,771
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 4.00%, 08/01/2047(a)		100	91,353
Coronado Community Development Agency Successor Agency (Coronado Community Development Agency Successor Agency) Series 2018-A 5.00%, 09/01/2033		470	470,538
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)		1,000	826,298
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(a)		475	405,432
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)		1,000	811,340
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)		1,300	1,093,491
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(a)		940	789,605
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)		2,700	2,284,077
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)		1,000	772,043
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024-A 5.00%, 07/01/2039		1,000	1,076,393
Series 2024-B 5.00%, 07/01/2039		1,000	1,076,393
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2020-B 5.00%, 07/01/2028		365	381,558
5.00%, 07/01/2029		455	483,321
Middle Fork Project Finance Authority (Middle Fork Project Finance Authority) Series 2020 5.00%, 04/01/2033		450	473,216
Oakland Unified School District/Alameda County (Oakland Unified School District/Alameda County) Series 2015-A 5.00%, 08/01/2026		1,025	1,025,573
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1)
Series 2022 4.50%, 09/01/2037		1,000	1,001,722
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.202% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)		5,125	4,888,879

56	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	$	2,000	$2,177,979
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2027		750	753,845
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055		1,400	1,459,390
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039		1,000	1,072,113
State of California (State of California) Series 2023 6.00%, 03/01/2033		1,000	1,080,318
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2019 5.00%, 06/01/2030		960	1,027,260
University of California (University of California) Series 2023-B 4.693%, 05/15/2033		1,500	1,523,814

			65,560,664

Colorado–1.2%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2032		1,615	1,680,963
5.00%, 12/01/2036		1,500	1,651,712
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046		500	482,189
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(a)		1,000	1,070,480
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050		102	88,064
AG Series 2020 5.00%, 12/01/2027		105	108,456
5.00%, 12/01/2033		110	116,090
5.00%, 12/01/2050		300	301,070

			5,499,024

District of Columbia–0.6%
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2030		1,910	1,995,590
Series 2025-A 5.00%, 10/01/2035		390	432,274

			2,427,864

Florida–3.5%
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2031		1,020	1,108,866
5.00%, 10/01/2034		2,000	2,215,734
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030		100	83,898
Zero Coupon, 10/01/2031		100	80,236
Zero Coupon, 10/01/2032		200	153,386
Zero Coupon, 10/01/2034		100	69,610
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)		1,000	1,067,678
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044		1,000	1,017,887
Series 2024 5.00%, 10/01/2037		3,000	3,253,292
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2042		1,000	1,077,464

2026 Semi-Annual Report	57

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2020 Assessment Country Club East) AG Series 2020 2.50%, 05/01/2033	$	1,830	$1,626,408
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2031		3,590	3,704,728
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(d)(e)(f)(g)(h)		950	190,000

			15,649,187

Georgia–1.5%
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2021-A 5.00%, 07/01/2029		640	687,610
Series 2021-B 5.00%, 07/01/2029		600	644,634
Series 2021-C 5.00%, 07/01/2035		2,350	2,516,111
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2030		400	424,769
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2024-C 5.00%, 12/01/2054		2,000	2,110,574
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2028		180	187,613

			6,571,311

Guam–0.6%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 2.899%, 10/01/2027		200	195,787
3.099%, 10/01/2028		100	96,730
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026		100	101,089
5.00%, 12/01/2029		245	247,026
5.00%, 12/01/2030		390	393,019
5.00%, 12/01/2032		360	362,401
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2040		1,000	1,033,266
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031		250	261,099

			2,690,417

Hawaii–0.2%
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2041		1,000	1,063,461

Illinois–1.9%
Chicago Board of Education (Chicago Board of Education) Series 2010 6.319%, 11/01/2029		1,000	988,517
Series 2025-B 6.00%, 12/01/2038		1,000	1,081,641
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-C 5.00%, 01/01/2033		1,500	1,638,724
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2025 4.80%, 12/01/2043(a)		1,000	1,006,744
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2034		100	98,210
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042		1,000	951,769
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-B 5.00%, 12/15/2030		1,400	1,436,758
State of Illinois (State of Illinois) Series 2024-B 5.25%, 05/01/2043		1,000	1,053,053

			8,255,416

58	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Indiana–0.7%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(e)(h)	$	27	$2
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045		2,000	2,081,037
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2023-B 5.00%, 10/01/2062		1,000	1,045,532

			3,126,571

Kentucky–1.3%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2027		380	385,779
5.00%, 02/01/2030		255	270,226
5.00%, 02/01/2031		295	312,629
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2044		1,210	1,271,765
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2031		3,445	3,480,467

			5,720,866

Louisiana–0.8%
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031		823	833,934
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2030		1,550	1,555,572
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(a)		515	563,558
6.10%, 12/01/2040(a)		500	547,061

			3,500,125

Massachusetts–0.8%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031		346	345,554
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2025-B 5.00%, 07/01/2045		1,000	1,073,675
Massachusetts Water Resources Authority (Massachusetts Water Resources Authority) Series 2024-C 5.00%, 08/01/2040		2,000	2,203,369

			3,622,598

Michigan–2.5%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2028		1,475	1,522,609
5.00%, 04/01/2029		1,000	1,031,716
5.00%, 04/01/2030		600	618,308
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039		870	826,597
Michigan Strategic Fund (Michigan Strategic Fund–I 75 Improvement Project)
Series 2018 5.00%, 06/30/2030		2,000	2,066,647
5.00%, 06/30/2033		1,090	1,118,967
South Lyon Community Schools (South Lyon Community Schools) Series 2016 5.00%, 05/01/2028		3,640	3,646,836

			10,831,680

Minnesota–0.2%
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.25%, 01/01/2044		1,000	1,050,377

Mississippi–0.2%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(a)		1,100	991,502

2026 Semi-Annual Report	59

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Missouri–0.1%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	$	255	$260,461

Nevada–0.3%
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2025-A 5.00%, 06/01/2045		1,350	1,443,495

New Hampshire–1.4%
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)		741	740,901
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034		1,618	1,621,725
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036		1,900	1,910,405
Series 2022-1, Class X 0.303%, 09/20/2036(c)		3,562	65,104
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036		1,904	1,875,890
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X
0.511%, 08/20/2039(c)		986	37,419

			6,251,444

New Jersey–1.8%
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		925	926,074
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018-A 5.00%, 06/15/2029		1,630	1,637,206
5.00%, 06/15/2030		1,675	1,682,010
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2029		160	169,424
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2024-C 5.00%, 01/01/2043		1,000	1,073,434
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2028		2,450	2,547,684

			8,035,832

New York–8.0%
Albany County Airport Authority (Albany County Airport Authority) Series 2020-B 5.00%, 12/15/2026		145	147,076
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2042(a)		495	500,206
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)		300	265,452
Build NYC Resource Corp. (Metropolitan College of New York) 5.25%, 11/01/2029		361	289,169
City of New York NY (City of New York NY) Series 2021 1.396%, 08/01/2027		1,385	1,338,715
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039		860	858,900
Empire State Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029		275	297,347
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2042		1,000	1,010,675

60	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-A 5.00%, 11/15/2028	$	1,540	$1,559,082
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)		370	378,076
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2030		955	1,018,100
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2045		1,000	1,054,001
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056		1,000	1,020,889
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)		350	348,111
7.25%, 11/15/2044(a)		100	100,084
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069		2,755	2,618,319
2.625%, 09/15/2069		320	300,291
2.80%, 09/15/2069		4,620	4,314,705
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039		1,000	969,481
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037		1,000	925,574
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025-A 5.00%, 03/15/2045		1,000	1,062,215
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2032		1,495	1,528,240
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 4.00%, 12/01/2042		2,000	1,826,970
5.00%, 12/01/2040		1,000	1,034,486
New York Transportation Development Corp. (JFK NTO LLC) AG Series 2024 4.25%, 06/30/2042		1,675	1,592,264
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2019 5.00%, 11/01/2031		1,455	1,539,216
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 4.00%, 06/01/2050		395	348,676
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034		1,000	854,540
Series 2022 5.00%, 05/15/2034		500	556,154
Series 2026 5.00%, 02/01/2028		3,500	3,652,310
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031		305	327,170
5.00%, 09/01/2032		415	443,587
5.00%, 09/01/2033		1,000	1,064,252

			35,144,333

Ohio–1.9%
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037		1,000	1,079,756
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2028		3,000	3,031,899

2026 Semi-Annual Report	61

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037	$	1,000	$1,063,106
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.00%, 01/01/2034		360	380,195
5.25%, 01/01/2035		750	804,054
5.25%, 01/01/2038		1,110	1,169,647
5.25%, 01/01/2039		780	817,066

			8,345,723

Oklahoma–0.4%
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.38%, 11/01/2045		1,000	945,549
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037		1,000	1,035,084

			1,980,633

Other–1.3%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML10) Series 2021-ML10, Class ACA 2.046%, 06/25/2038		937	774,912
Series 2021-ML10, Class AUS 2.032%, 01/25/2038		1,199	961,524
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.27%, 10/25/2040		985	999,335
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.759%, 08/25/2041		992	1,029,198
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M051) Series M051, Class A 2.65%, 06/15/2035		2,131	1,800,507

			5,565,476

Pennsylvania–2.5%
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2026 5.00%, 04/01/2027		1,250	1,281,018
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2041		3,300	3,500,711
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 3.12% (MUNIPSA + 0.70%), 11/15/2047(b)		2,000	1,992,452
Pennsylvania State University (The) (Pennsylvania State University) Series 2025 5.00%, 09/01/2044		1,000	1,076,202
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030		540	552,442
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-C 3.341% (SOFR + 0.80%), 09/01/2040(a)(b)		2,500	2,481,743

			10,884,568

Puerto Rico–1.2%
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031		1,240	1,261,279
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027		458	456,690
6.625%, 01/01/2028		3,494	3,476,045

			5,194,014

South Carolina–1.4%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054		5,000	5,337,518

62	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2024-A 5.00%, 12/01/2044	$	1,000	$1,056,071

			6,393,589

Tennessee–1.0%
Memphis-Shelby County Airport Authority (Memphis-Shelby County Airport Authority) Series 2021-A 5.00%, 07/01/2045		1,000	1,016,121
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2019-B 5.00%, 07/01/2032		1,205	1,279,976
Series 2026-B 5.00%, 07/01/2037		1,000	1,096,645
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035		1,000	1,058,834

			4,451,576

Texas–2.0%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029		390	390,378
Series 2024-B 5.25%, 07/15/2034		1,000	1,048,391
City of Houston TX Combined Utility System Revenue (City of Houston TX Combined Utility System Revenue) Series 2018-D
5.00%, 11/15/2043		1,000	1,026,818
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.25%, 11/01/2039		1,000	1,089,406
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2028		1,100	1,104,184
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)		870	871,017
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054		2,915	3,077,106

			8,607,300

Virginia–0.5%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 4.837%, 03/25/2042		999	1,024,836
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2038		1,120	1,162,682

			2,187,518

Washington–0.7%
Port of Seattle WA (Port of Seattle WA) Series 2022 5.00%, 08/01/2033		1,000	1,089,104
Series 2025-B 5.00%, 10/01/2034		1,000	1,106,319
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035		1,051	1,006,684

			3,202,107

West Virginia–0.5%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049		2,025	1,986,777

Wisconsin–1.9%
State of Wisconsin (State of Wisconsin) Series 2021-2 5.00%, 05/01/2035		750	805,278
University of Wisconsin Hospitals & Clinics (University of Wisconsin Hospitals & Clinics Authority Obligated Group)
Series 2024-B 5.00%, 04/01/2054		2,000	2,170,499
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(a)		1,400	1,447,894

2026 Semi-Annual Report	63

Schedule of Investments (continued)

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	$ 1,000	$1,036,136
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2040	1,000	849,462
Series 2022 5.00%, 02/01/2032	1,000	996,655
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2028(a)	680	698,014
5.00%, 10/01/2029(a)	400	413,960

		8,417,898

Total Long-Term Municipal Bonds (cost $282,104,693)		274,845,738

Short-Term Municipal Notes–3.5%
California–0.4%
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	1,790	1,800,325

Colorado–1.6%
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2025 5.00%, 06/30/2026	1,750	1,760,431
Series 2026 5.00%, 06/30/2026	5,000	5,030,445

		6,790,876

Connecticut–0.2%
City of Danbury CT (City of Danbury CT) Series 2026 4.00%, 02/22/2027	1,000	1,013,780

Georgia–0.2%
Cobb County School District (Cobb County School District) Series 2026 4.00%, 12/15/2026	1,000	1,010,519

New Jersey–0.9%
City of Hoboken NJ (City of Hoboken NJ) Series 2026-A
4.00%, 03/08/2027	1,000	1,014,207
County of Hudson NJ (County of Hudson NJ) Series 2026 4.00%, 02/24/2027	1,000	1,013,153
Essex County Improvement Authority (County of Essex NJ) Series 2026 4.00%, 03/12/2027	1,000	1,014,483
Monmouth County Improvement Authority (The) (Monmouth County Improvement Authority/The) Series 2026 4.00%, 03/12/2027	1,000	1,013,814

		4,055,657

New York–0.2%
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2026 4.00%, 03/05/2027	1,000	1,014,075

Total Short-Term Municipal Notes (cost $15,702,960)		15,685,232

Total Municipal Obligations (cost $297,807,653)		290,530,970

	Shares

INVESTMENT COMPANIES–17.3%
Funds and Investment Trusts–17.3%(i)
iShares Core MSCI EAFE ETF	184,227	16,678,070
State Street SPDR S&P 500 ETF Trust	92,165	59,938,586

Total Investment Companies (cost $31,746,013)		76,616,656

COMMON STOCKS–3.9%

Communication Services–0.5%
Diversified Telecommunication Services–0.1%
AT&T, Inc.	3,557	103,117
Deutsche Telekom AG (REG)	1,463	54,604
Elisa Oyj	247	12,032
HKT Trust & HKT Ltd.–Class H	6,588	10,295
Koninklijke KPN NV	6,761	37,683
NTT, Inc.	51,947	51,971
Orange SA	3,279	67,230
Singapore Telecommunications Ltd.	12,919	49,638
Swisscom AG (REG)	45	37,762
Telia Co. AB	2,099	10,754
Telstra Group Ltd.	4,243	15,664
TELUS Corp.	637	8,187
Verizon Communications, Inc.	1,719	86,294

		545,231

64	Sanford C. Bernstein Fund, Inc.

	Shares	U.S. $ Value
Entertainment–0.1%
Capcom Co., Ltd.	225	$4,755
CTS Eventim AG & Co. KGaA	60	3,514
Electronic Arts, Inc.	261	53,210
Liberty Media Corp.-Liberty Formula One–Class C(e)	271	23,040
Netflix, Inc.(e)	2,078	199,800
Nintendo Co., Ltd.	446	25,460
Toho Co., Ltd./Tokyo	425	4,464
Universal Music Group NV	620	12,035

		326,278

Interactive Media & Services–0.2%
Alphabet, Inc.–Class A	1,007	289,573
Alphabet, Inc.–Class C	914	262,190
Meta Platforms, Inc.–Class A	883	505,191
REA Group Ltd.	43	4,711
Scout24 SE	130	10,030

		1,071,695

Media–0.0%
Omnicom Group, Inc.	74	5,573
Publicis Groupe SA	82	6,787

		12,360

Wireless Telecommunication Services–0.1%
KDDI Corp.	4,448	75,735
SoftBank Corp.	52,563	70,336
T-Mobile US, Inc.	359	75,401
Vodafone Group PLC	9,392	14,166

		235,638

		2,191,202

Health Care–0.6%
Biotechnology–0.1%
AbbVie, Inc.	169	36,756
Amgen, Inc.	57	20,055
Argenx SE(e)	51	37,013
Genmab A/S(e)	32	8,618
Gilead Sciences, Inc.	316	44,041
Incyte Corp.(e)	279	26,260
Neurocrine Biosciences, Inc.(e)	56	7,377
Regeneron Pharmaceuticals, Inc.	12	9,272
Swedish Orphan Biovitrum AB(e)	149	6,245
United Therapeutics Corp.(e)	38	22,533
Vertex Pharmaceuticals, Inc.(e)	219	97,792

		315,962

Health Care Equipment & Supplies–0.1%
Abbott Laboratories	1,164	119,508
Boston Scientific Corp.(e)	199	12,487
Cochlear Ltd.	29	3,412
Coloplast A/S–Class B	59	4,019
Dexcom, Inc.(e)	131	8,227
Edwards Lifesciences Corp.(e)	386	30,911
Fisher & Paykel Healthcare Corp., Ltd.	245	5,313
GE HealthCare Technologies, Inc.	159	11,318
Hologic, Inc.(e)	282	21,316
Hoya Corp.	144	24,964
IDEXX Laboratories, Inc.(e)	46	25,847
Intuitive Surgical, Inc.(e)	130	59,929
ResMed, Inc.	61	13,693
Sonova Holding AG (REG)	21	4,788
Straumann Holding AG (REG)	47	4,917

		350,649

Health Care Providers & Services–0.1%
Cardinal Health, Inc.	102	21,554
Cencora, Inc.	297	93,299
Cigna Group (The)	51	13,604
Elevance Health, Inc.	91	26,640
HCA Healthcare, Inc.	38	17,983
McKesson Corp.	86	74,421
Quest Diagnostics, Inc.	116	22,734
UnitedHealth Group, Inc.	386	104,448

		374,683

Health Care Technology–0.0%
Pro Medicus Ltd.	33	2,720
Veeva Systems, Inc.–Class A(e)	56	9,837

		12,557

Life Sciences Tools & Services–0.0%
Agilent Technologies, Inc.	103	11,740
Waters Corp.(e)	25	7,445
West Pharmaceutical Services, Inc.	26	6,517

		25,702

Pharmaceuticals–0.3%
Astellas Pharma, Inc.	1,894	30,876
AstraZeneca PLC	683	133,554
Chugai Pharmaceutical Co., Ltd.	269	14,835
Daiichi Sankyo Co., Ltd.	678	12,130
Eli Lilly & Co.	385	354,111
Galderma Group AG(e)	20	3,931
GSK PLC	1,990	54,815
Johnson & Johnson	1,420	347,105
Merck & Co., Inc.	1,520	182,841
Novartis AG (REG)	1,491	228,860
Novo Nordisk A/S–Class B	1,838	67,260
Orion Oyj–Class B	75	6,062
Otsuka Holdings Co., Ltd.	389	27,608
Roche Holding AG	376	150,058
Roche Holding AG (BR)(e)	17	7,044
Sanofi SA	286	27,619
Shionogi & Co., Ltd.	887	19,621
Takeda Pharmaceutical Co., Ltd.	1,274	46,919
Zoetis, Inc.	231	27,306

		1,742,555

		2,822,108

2026 Semi-Annual Report	65

Schedule of Investments (continued)

	Shares	U.S. $ Value

Information Technology–1.0%
Communications Equipment–0.1%
Arista Networks, Inc.(e)	550	$67,529
Cisco Systems, Inc.	2,902	225,166
F5, Inc.(e)	123	35,588
Motorola Solutions, Inc.	217	94,171
Nokia Oyj	1,645	13,196

		435,650

Electronic Equipment, Instruments & Components–0.1%
Amphenol Corp.–Class A	941	118,895
CDW Corp./DE	57	6,898
Celestica, Inc.(e)	52	14,669
Corning, Inc.	115	15,637
Halma PLC	804	41,029
Jabil, Inc.	47	12,485
Keyence Corp.	134	47,692
Kyocera Corp.	2,232	34,224
Shimadzu Corp.	601	14,281
TE Connectivity PLC	52	10,869
Teledyne Technologies, Inc.(e)	82	49,611
Yokogawa Electric Corp.	567	17,522

		383,812

IT Services–0.1%
Accenture PLC–Class A	419	83,084
CGI, Inc.	414	30,267
Cognizant Technology Solutions Corp.–Class A	511	31,350
Fujitsu Ltd.	1,412	28,876
Gartner, Inc.(e)	65	10,292
GoDaddy, Inc.–Class A(e)	241	19,923
Indra Sistemas SA	139	7,769
International Business Machines Corp.	201	48,720
NEC Corp.	503	12,516
Nomura Research Institute Ltd.	761	20,827
Obic Co., Ltd.	728	17,670
Otsuka Corp.	396	7,581
TIS, Inc.	370	7,911
VeriSign, Inc.	146	36,261

		363,047

Semiconductors & Semiconductor Equipment–0.4%
Advantest Corp.	383	52,857
Applied Materials, Inc.	376	128,513
ASM International NV	16	12,127
ASML Holding NV	243	323,131
BE Semiconductor Industries NV	36	7,711
Disco Corp.	40	16,303
First Solar, Inc.(e)	54	10,652
KLA Corp.	69	101,596
Lam Research Corp.	741	158,322
Lasertec Corp.	43	9,571
Monolithic Power Systems, Inc.	27	29,520
Nova Ltd.(e)	17	7,507
NVIDIA Corp.	3,063	534,187
Qnity Electronics, Inc.	45	5,192
QUALCOMM, Inc.	506	65,163
Teradyne, Inc.	60	17,788
Texas Instruments, Inc.	392	76,103
Tokyo Electron Ltd.	199	49,442

		1,605,685

Software–0.2%
Adobe, Inc.(e)	312	75,841
Autodesk, Inc.(e)	177	42,374
Cadence Design Systems, Inc.(e)	121	33,622
Check Point Software Technologies Ltd.(e)	137	19,571
Constellation Software, Inc./Canada	27	47,397
Crowdstrike Holdings, Inc.–Class A(e)	14	5,466
Dassault Systemes SE	523	10,588
Descartes Systems Group, Inc. (The)(e)	149	10,672
Fair Isaac Corp.(e)	4	4,270
Fortinet, Inc.(e)	482	39,389
Gen Digital, Inc.	488	9,189
Intuit, Inc.	174	75,234
Microsoft Corp.	1,263	467,525
Nemetschek SE	48	3,593
Oracle Corp.	18	2,648
Oracle Corp. Japan	130	7,050
Palantir Technologies, Inc.–Class A(e)	21	3,072
Palo Alto Networks, Inc.(e)	117	18,758
PTC, Inc.(e)	86	12,254
Roper Technologies, Inc.	171	60,510
Sage Group PLC (The)	1,272	14,253
Salesforce, Inc.	163	30,427
SAP SE	228	38,870
ServiceNow, Inc.(e)	240	25,092
Tyler Technologies, Inc.(e)	59	20,200
Workday, Inc.–Class A(e)	64	8,315
Xero Ltd.(e)	128	6,765
Zoom Communications, Inc.(e)	90	7,235
Zscaler, Inc.(e)	39	5,471

		1,105,651

Technology Hardware, Storage & Peripherals–0.1%
Apple, Inc.	2,022	513,164
Canon, Inc.	1,507	41,815
FUJIFILM Holdings Corp.	1,606	30,603
Logitech International SA (REG)	72	6,686
NetApp, Inc.	74	7,577

		599,845

		4,493,690

Utilities–0.1%
Electric Utilities–0.1%
Alliant Energy Corp.	61	4,377
American Electric Power Co., Inc.	81	10,617
BKW AG	56	11,041
Chubu Electric Power Co., Inc.	225	3,710
CLP Holdings Ltd.–Class H	2,317	21,814
Duke Energy Corp.	861	112,739

66	Sanford C. Bernstein Fund, Inc.

	Shares	U.S. $ Value
FirstEnergy Corp.	279	$14,134
Hydro One Ltd.(a)	306	12,637
Iberdrola SA	731	16,736
Oklo, Inc.(e)	66	3,273
PG&E Corp.	262	4,603
Power Assets Holdings Ltd.–Class H	2,408	18,787
PPL Corp.	169	6,456
Redeia Corp. SA	674	11,425
Southern Co. (The)	1,103	106,462
Verbund AG	49	3,745
Xcel Energy, Inc.	166	13,187

		375,743

Gas Utilities–0.0%
Hong Kong & China Gas Co., Ltd.–Class H	13,950	12,690
Osaka Gas Co., Ltd.	378	15,311
Tokyo Gas Co., Ltd.	161	7,582

		35,583

Multi-Utilities–0.0%
Ameren Corp.	158	17,367
CMS Energy Corp.	194	15,051
Consolidated Edison, Inc.	627	70,964
Dominion Energy, Inc.	87	5,378
E.ON SE	215	4,709
Engie SA	315	10,152
WEC Energy Group, Inc.	374	43,298

		166,919

Water Utilities–0.0%
American Water Works Co., Inc.	71	9,662

		587,907

Financials–0.5%
Banks–0.0%
AIB Group PLC	1,147	12,244
Bank Hapoalim BM	799	18,765
Bank Leumi Le-Israel BM	632	14,133
BOC Hong Kong Holdings Ltd.–Class H	5,025	27,723
Canadian Imperial Bank of Commerce	147	13,932
DBS Group Holdings Ltd.	598	26,611
FinecoBank Banca Fineco SpA	247	5,495
First Citizens BancShares, Inc./NC–Class A	5	9,423
Japan Post Bank Co., Ltd.	350	5,709
Mizrahi Tefahot Bank Ltd.	98	7,162
Nordea Bank Abp	309	5,321
Oversea-Chinese Banking Corp., Ltd.	541	9,266
Royal Bank of Canada	75	12,124
Toronto-Dominion Bank (The)	137	12,795
UniCredit SpA	80	5,739

		186,442

Capital Markets–0.1%
3i Group PLC	383	12,482
Ameriprise Financial, Inc.	42	18,665
Blackrock, Inc.	51	49,047
Brookfield Asset Management Ltd.–Class A	200	8,892
Cboe Global Markets, Inc.	222	62,398
CME Group, Inc.	354	104,554
CVC Capital Partners PLC(a)	358	4,674
Deutsche Boerse AG	17	4,980
Futu Holdings Ltd. (ADR)(e)	31	4,240
Hong Kong Exchanges & Clearing Ltd.–Class H	544	27,444
Japan Exchange Group, Inc.	480	5,605
Moody’s Corp.	74	32,283
Partners Group Holding AG	12	12,934
Singapore Exchange Ltd.	1,141	17,406
T. Rowe Price Group, Inc.	87	7,842

		373,446

Financial Services–0.2%
Adyen NV(e)	10	10,009
Berkshire Hathaway, Inc.–Class B(e)	180	86,256
Infratil Ltd.	1,313	8,853
Jack Henry & Associates, Inc.	81	12,801
Mastercard, Inc.–Class A	363	181,377
PayPal Holdings, Inc.	345	15,604
Sofina SA	13	3,157
Visa, Inc.–Class A	1,116	337,300
Wise PLC–Class A(e)	461	5,551

		660,908

Insurance–0.2%
Admiral Group PLC	259	10,833
Allstate Corp. (The)	71	14,721
Aon PLC–Class A	76	24,531
Arch Capital Group Ltd.(e)	289	27,741
Arthur J Gallagher & Co.	52	11,262
Brown & Brown, Inc.	240	15,650
Chubb Ltd.	219	71,379
Erie Indemnity Co.–Class A	18	4,524
Fairfax Financial Holdings Ltd.	12	20,447
Great-West Lifeco, Inc.	117	5,480
Hannover Rueck SE	23	7,231
Hartford Insurance Group, Inc. (The)	102	13,793
Helvetia Baloise Holding AG	46	11,905
iA Financial Corp., Inc.	46	5,105
Intact Financial Corp.	205	37,148
Loews Corp.	187	19,960
Marsh & McLennan Cos., Inc.	467	81,001
Medibank Pvt. Ltd.	1,750	5,295
MS&AD Insurance Group Holdings, Inc.	488	12,735
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	49	30,946
Progressive Corp. (The)	458	90,794
Prudential PLC	923	12,833
Sampo Oyj–Class A	2,925	31,111
Swiss Re AG	113	18,981
Tokio Marine Holdings, Inc.	813	38,163
Travelers Cos., Inc. (The)	156	45,502
Tryg A/S	299	7,127
W R Berkley Corp.	545	36,123

2026 Semi-Annual Report	67

Schedule of Investments (continued)

	Shares	U.S. $ Value
Willis Towers Watson PLC	52	$15,116
Zurich Insurance Group AG	113	79,870

		807,307

		2,028,103

Consumer Staples–0.4%
Beverages–0.1%
Carlsberg AS–Class B	43	5,342
Coca-Cola Co. (The)	2,491	189,441
Coca-Cola HBC AG(e)	107	6,027
Keurig Dr. Pepper, Inc.	747	19,669
Kirin Holdings Co., Ltd.	829	13,186
Monster Beverage Corp.(e)	877	63,547
PepsiCo, Inc.	1,076	167,092

		464,304

Consumer Staples Distribution & Retail–0.1%
Costco Wholesale Corp.	211	210,247
Dollar General Corp.	48	5,699
Jeronimo Martins SGPS SA	146	3,491
Koninklijke Ahold Delhaize NV	407	18,954
Kroger Co. (The)	848	61,361
Loblaw Cos. Ltd.	459	20,926
Walmart, Inc.	1,908	237,126

		557,804

Food Products–0.1%
Danone SA	200	15,981
General Mills, Inc.	813	30,260
Hershey Co. (The)	184	38,252
Hormel Foods Corp.	306	6,931
Magnum Ice Cream Co. NV (The)(e)	209	3,070
Mondelez International, Inc.–Class A	765	44,095
Nestle SA (REG)	1,173	115,061
Tyson Foods, Inc.–Class A	290	18,580

		272,230

Household Products–0.1%
Church & Dwight Co., Inc.	510	47,593
Colgate-Palmolive Co.	597	50,882
Kimberly-Clark Corp.	48	4,631
Procter & Gamble Co. (The)	1,461	211,027
Reckitt Benckiser Group PLC	267	17,953

		332,086

Personal Care Products–0.0%
Beiersdorf AG	51	4,584
Kao Corp.	89	3,465
L’Oreal SA	94	38,379
Unilever PLC	1,098	60,280

		106,708

Tobacco–0.0%
Imperial Brands PLC	290	11,759
Philip Morris International, Inc.	106	17,526

		29,285

		1,762,417

Industrials–0.4%
Aerospace & Defense–0.1%
General Dynamics Corp.	128	43,932
Howmet Aerospace, Inc.	154	35,491
Kongsberg Gruppen ASA	226	9,634
Lockheed Martin Corp.	152	91,867
MTU Aero Engines AG	21	7,661
Northrop Grumman Corp.	73	49,804
Rheinmetall AG	22	37,109
RTX Corp.	65	12,538

		288,036

Air Freight & Logistics–0.0%
CH Robinson Worldwide, Inc.	46	7,639
Expeditors International of Washington, Inc.	65	9,310

		16,949

Building Products–0.0%
Allegion PLC	35	5,085
Carlisle Cos., Inc.	19	6,339
Geberit AG (REG)	18	12,150
Lennox International, Inc.	16	7,426
Trane Technologies PLC	104	43,341

		74,341

Commercial Services & Supplies–0.1%
Brambles Ltd.	524	8,224
Cintas Corp.	178	30,107
Copart, Inc.(e)	348	11,554
GFL Environmental, Inc.	104	4,338
Republic Services, Inc.	380	83,228
Rollins, Inc.	481	25,690
Secom Co., Ltd.	632	24,073
Veralto Corp.	99	8,754
Waste Connections, Inc.	283	45,970
Waste Management, Inc.	327	75,141

		317,079

Construction & Engineering–0.0%
Comfort Systems USA, Inc.	17	23,443
EMCOR Group, Inc.	22	16,243

		39,686

Electrical Equipment–0.0%
ABB Ltd. (REG)	666	54,151
Eaton Corp. PLC	149	53,293
Fujikura Ltd.	558	15,346
Hubbell, Inc.	21	10,306
Rockwell Automation, Inc.	40	14,355

		147,451

Ground Transportation–0.1%
Canadian National Railway Co.	178	18,321
Central Japan Railway Co.	1,343	34,920
East Japan Railway Co.	1,451	33,186
Hankyu Hanshin Holdings, Inc.	322	9,311
MTR Corp., Ltd.–Class H	2,718	11,138

68	Sanford C. Bernstein Fund, Inc.

	Shares	U.S. $ Value
Old Dominion Freight Line, Inc.	82	$16,023
Tokyu Corp.	342	4,037
Uber Technologies, Inc.(e)	831	59,774
Union Pacific Corp.	261	63,324
West Japan Railway Co.	370	7,292

		257,326

Industrial Conglomerates–0.0%
3M Co.	196	28,465
Honeywell International, Inc.	251	56,734
Lifco AB–Class B	147	4,447
Smiths Group PLC	166	5,066
Swire Pacific Ltd.–Class H	609	6,656

		101,368

Machinery–0.1%
Alfa Laval AB	113	6,181
Atlas Copco AB–Class A	1,189	20,982
Atlas Copco AB–Class B	691	10,802
Caterpillar, Inc.	217	153,736
Cummins, Inc.	55	29,591
Daifuku Co., Ltd.	167	5,897
Epiroc AB–Class A	254	6,253
GEA Group AG	80	5,737
Graco, Inc.	66	5,587
Illinois Tool Works, Inc.	125	32,536
Kone Oyj–Class B	242	15,449
Metso Oyj	319	5,528
Parker-Hannifin Corp.	48	42,972
Pentair PLC	59	5,139
Sandvik AB	368	14,147
Schindler Holding AG	17	5,600
Schindler Holding AG (REG)	67	21,102
Snap-on, Inc.	20	7,264
Techtronic Industries Co., Ltd.–Class H	554	7,357
VAT Group AG(a)	12	7,486
Wartsila Oyj Abp	197	7,338
Yangzijiang Shipbuilding Holdings Ltd.	1,262	3,749

		420,433

Marine Transportation–0.0%
Kuehne & Nagel International AG (REG)	27	6,183

Passenger Airlines–0.0%
ANA Holdings, Inc.	279	4,997
Ryanair Holdings PLC	179	5,039

		10,036

Professional Services–0.0%
Automatic Data Processing, Inc.	212	43,074
Broadridge Financial Solutions, Inc.	46	7,474
Bureau Veritas SA	174	5,208
Computershare Ltd.	228	4,497
Experian PLC	374	12,938
Intertek Group PLC	88	4,282
Leidos Holdings, Inc.	45	6,998
Paychex, Inc.	154	14,187
Recruit Holdings Co., Ltd.	628	27,362
RELX PLC	902	29,552
Wolters Kluwer NV	102	7,618

		163,190

Trading Companies & Distributors–0.0%
Fastenal Co.	548	25,427
Ferguson Enterprises, Inc.	81	18,894
Watsco, Inc.	16	5,821
WW Grainger, Inc.	25	27,270

		77,412

Transportation Infrastructure–0.0%
Aena SME SA	1,192	35,161
Aeroports de Paris SA	40	4,887
Getlink SE	528	11,393

		51,441

		1,970,931

Consumer Discretionary–0.2%
Automobile Components–0.0%
Bridgestone Corp.	302	6,293
Continental AG	70	4,887

		11,180

Automobiles–0.0%
Ferrari NV	91	30,877

Broadline Retail–0.0%
Dollarama, Inc.	178	21,846
MercadoLibre, Inc.(e)	7	12,103
Next PLC	56	9,461
Pan Pacific International Holdings Corp.	1,460	8,906
Wesfarmers Ltd.	443	22,618

		74,934

Hotels, Restaurants & Leisure–0.1%
Aristocrat Leisure Ltd.	200	6,357
Chipotle Mexican Grill, Inc.(e)	634	20,294
Compass Group PLC	1,297	36,188
Darden Restaurants, Inc.	44	8,626
Evolution AB(a)(e)	79	4,965
McDonald’s Corp.	253	78,630
Oriental Land Co., Ltd./Japan	1,281	21,802
Yum! Brands, Inc.	250	38,870

		215,732

Household Durables–0.0%
DR Horton, Inc.	93	12,761
Garmin Ltd.	65	15,081
NVR, Inc.(e)	2	13,180
PulteGroup, Inc.	77	9,056

		50,078

Leisure Products–0.0%
Bandai Namco Holdings, Inc.	214	5,279

Specialty Retail–0.1%
AutoZone, Inc.(e)	15	50,667
Best Buy Co., Inc.	96	6,163
Dick’s Sporting Goods, Inc.	25	4,957

2026 Semi-Annual Report	69

Schedule of Investments (continued)

	Shares		U.S. $ Value
Fast Retailing Co., Ltd.		73	$28,843
Industria de Diseno Textil SA		1,045	60,828
O’Reilly Automotive, Inc.(e)		542	50,032
Sanrio Co., Ltd.		780	4,850
TJX Cos., Inc. (The)		840	134,148
Tractor Supply Co.		208	9,422
Ulta Beauty, Inc.(e)		20	10,454
Williams-Sonoma, Inc.		68	12,399

			372,763

Textiles, Apparel & Luxury Goods–0.0%
Asics Corp.		276	7,420
Deckers Outdoor Corp.(e)		78	7,807
Hermes International SCA		14	26,521
Lululemon Athletica, Inc.(e)		56	8,574
Moncler SpA		88	5,298
NIKE, Inc.–Class B		415	21,920
Pandora A/S		46	3,288

			80,828

			841,671

Materials–0.1%
Chemicals–0.0%
Air Liquide SA		82	16,949
Corteva, Inc.		66	5,525
EMS-Chemie Holding AG(e)		8	6,290
Givaudan SA (REG)		7	23,671
Linde PLC		187	92,707
Sherwin-Williams Co. (The)		97	31,093
Sika AG (REG)(e)		53	8,773

			185,008

Construction Materials–0.0%
Holcim AG(e)		188	15,540

Containers & Packaging–0.0%
Avery Dennison Corp.		31	5,353
Ball Corp.		142	8,394

			13,747

Metals & Mining–0.1%
Barrick Mining Corp.		202	8,255
BHP Group Ltd.		1,837	66,467
Fortescue Ltd.		618	8,831
Franco-Nevada Corp.		50	12,381
Fresnillo PLC		148	6,560
Kinross Gold Corp.		434	13,269
Lundin Gold, Inc.		67	5,120
Newmont Corp.		140	15,155
Rio Tinto Ltd.		132	14,997
Rio Tinto PLC		405	37,573

			188,608

			402,903

Energy–0.1%
Oil, Gas & Consumable Fuels–0.1%
Cheniere Energy, Inc.		32	9,080
Chevron Corp.		168	34,759
Coterra Energy, Inc.		235	8,258
Eni SpA		811	23,060
Expand Energy Corp.		245	26,896
Exxon Mobil Corp.		755	128,093
Galp Energia SGPS SA		249	5,970
Imperial Oil Ltd.		51	6,680
Inpex Corp.		781	23,102
Shell PLC		320	14,821
Texas Pacific Land Corp.		30	14,237
TotalEnergies SE		235	21,567
Williams Cos., Inc. (The)		434	31,587

			348,110

Real Estate–0.0%
Health Care REITs–0.0%
Ventas, Inc.		105	8,587
Welltower, Inc.		143	28,273

			36,860

Residential REITs–0.0%
Sun Communities, Inc.		76	9,573

Specialized REITs–0.0%
Public Storage		55	14,898

			61,331

Total Common Stocks (cost $17,908,240)			17,510,373

	Notional Amount (000)

PURCHASED OPTIONS—PUTS–0.8%
Options on Equity Indices–0.8%
Euro STOXX 50 Price EUR Index Expiration: Feb 2027; Contracts: 1,490; Exercise Price: EUR 4,900.00; Counterparty: UBS AG(e)	EUR	7,301,000	387,723
FTSE 100 Index Expiration: Mar 2027; Contracts: 300; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(e)	GBP	2,760,000	123,720
Nikkei 225 Index Expiration: Mar 2027; Contracts: 18,000; Exercise Price: JPY 44,000.00; Counterparty: UBS AG(e)	JPY	792,000,000	351,744

70	Sanford C. Bernstein Fund, Inc.

	Notional Amount (000)			U.S. $ Value
S&P 500 Index Expiration: Jan 2027; Contracts: 11,700; Exercise Price: USD 5,775.00; Counterparty: UBS AG(e)		USD	67,567,500	$2,510,918

Total Options Purchased—Puts (premiums paid $2,230,904)				3,374,105

	Principal Amount (000)

CORPORATES—INVESTMENT GRADE–0.7%

Industrial–0.7%
Consumer Non-Cyclical–0.7%
Baylor Scott & White Holdings Series 2021 1.777%, 11/15/2030	$		1,000	888,030
Novant Health, Inc. 2.637%, 11/01/2036			1,525	1,209,432
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031			1,000	853,660

Total Corporates—Investment Grade (cost $3,524,418)				2,951,122

CORPORATES—NON-INVESTMENT GRADE–0.3%

Industrial–0.3%
Communications–Media–0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a) (cost $1,546,000)			1,546	1,322,665

ASSET-BACKED SECURITIES–0.1%
Autos—Fixed Rate–0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a) (cost $356,445)			356	359,933

	Shares

PREFERRED STOCKS–0.1%

Industrials–0.1%
Energy–0.1%
AES Guayama Holdings 0.00%(d)(e)(g) (cost $1,388,269)			76,842	223,610

SHORT-TERM INVESTMENTS–7.4%
Investment Companies–7.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.50%(i)(j)(k) (cost $32,626,886)			32,626,886	32,626,886

Total Investments—96.3% (cost $389,134,828)				425,516,320

Other assets less liabilities—3.7%				16,243,689

Net Assets—100.0%				$441,760,009

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts

E-Mini Russell 2000 Index Futures	46	June 2026	$5,778,060	$11,334

Euro STOXX 50 Index Futures	28	June 2026	1,778,391	2,783

MSCI Emerging Markets Index Futures	172	June 2026	12,509,560	(242,183)

MSCI Singapore ETS Index Futures	4	April 2026	135,833	347

Nikkei 225 (OSE) Futures	4	June 2026	1,289,436	(27,511)

OMXS 30 Index Futures	7	April 2026	215,916	3,950

S&P 500 E-Mini Futures	101	June 2026	33,182,288	(490,692)

S&P Mid 400 E-Mini Futures	13	June 2026	4,415,450	31,929

S&P/TSX 60 Index Futures	11	June 2026	3,017,152	50,692

TOPIX Index Futures	4	June 2026	883,148	(10,083)

2026 Semi-Annual Report	71

Schedule of Investments (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)

Sold Contracts

FTSE 100 Index Futures	3	June 2026	$404,982	$(2,725)

SPI 200 Futures	12	June 2026	1,762,064	(4,282)

U.S. T-Note 2 Yr (CBT) Futures	5	June 2026	1,037,227	1,547

U.S. T-Note 10 Yr (CBT) Futures	7	June 2026	777,328	3,489

U.S. Ultra Bond (CBT) Futures	1	June 2026	116,563	311

				$(671,094)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	JPY	2,247,848	USD	14,319	04/10/2026	$145,730

Bank of America NA	USD	1,770	CHF	1,378	04/16/2026	(44,254)

Bank of America NA	USD	3,873	AUD	5,484	04/22/2026	(90,020)

Barclays Capital, Inc.	USD	939	JPY	148,460	04/10/2026	(3,093)

Barclays Capital, Inc.	USD	682	CHF	525	04/16/2026	(24,170)

Barclays Capital, Inc.	USD	1,869	NZD	3,207	04/22/2026	(25,107)

Barclays Capital, Inc.	GBP	1,392	USD	1,847	04/24/2026	4,476

Brown Brothers Harriman & Co.	USD	671	AUD	956	04/22/2026	(11,505)

Citibank NA	USD	1,798	JPY	277,609	04/10/2026	(47,807)

Citibank NA	USD	2,501	CAD	3,405	04/17/2026	(51,707)

Citibank NA	NZD	3,438	USD	2,046	04/22/2026	68,967

Citibank NA	GBP	1,461	USD	1,958	04/24/2026	24,176

Deutsche Bank AG	EUR	2,092	USD	2,511	04/16/2026	91,965

Goldman Sachs Bank USA	EUR	3,547	USD	4,193	04/16/2026	89,914

Goldman Sachs Bank USA	USD	1,035	EUR	891	04/16/2026	(4,809)

Goldman Sachs Bank USA	USD	2,067	NZD	3,438	04/22/2026	(90,030)

Goldman Sachs Bank USA	GBP	1,947	USD	2,633	04/24/2026	55,518

HSBC Bank USA	USD	5,917	JPY	915,625	04/10/2026	(143,345)

HSBC Bank USA	EUR	5,086	USD	5,959	04/16/2026	76,768

HSBC Bank USA	USD	1,945	EUR	1,677	04/16/2026	(5,962)

HSBC Bank USA	USD	1,954	SEK	18,220	04/23/2026	(27,304)

JPMorgan Chase Bank	USD	5,258	JPY	816,395	04/10/2026	(110,430)

JPMorgan Chase Bank	USD	864	CHF	665	04/16/2026	(31,399)

JPMorgan Chase Bank	USD	2,654	EUR	2,239	04/16/2026	(64,625)

Morgan Stanley & Co., Inc.	CHF	2,583	USD	3,400	04/16/2026	164,280

Morgan Stanley & Co., Inc.	EUR	5,463	USD	6,554	04/16/2026	236,195

Morgan Stanley & Co., Inc.	EUR	1,359	USD	1,561	04/16/2026	(10,814)

Morgan Stanley & Co., Inc.	USD	3,325	EUR	2,805	04/16/2026	(81,295)

Morgan Stanley & Co., Inc.	AUD	7,060	USD	4,930	04/22/2026	59,587

State Street Bank & Trust Co.	USD	424	JPY	66,306	04/10/2026	(6,125)

State Street Bank & Trust Co.	AUD	255	USD	179	04/22/2026	3,545

State Street Bank & Trust Co.	NZD	16	USD	10	04/22/2026	330

State Street Bank & Trust Co.	USD	435	AUD	620	04/22/2026	(7,314)

State Street Bank & Trust Co.	USD	9	NZD	16	04/22/2026	(117)

72	Sanford C. Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

State Street Bank & Trust Co.	NOK	756	USD	80	04/23/2026	$1,451

State Street Bank & Trust Co.	USD	125	SEK	1,110	04/23/2026	(7,426)

UBS	USD	3,938	JPY	599,438	04/10/2026	(158,332)

						$(24,088)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note 3)
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.86%	USD	13,560	$ (671,920)	$(528,286)	$(143,634)

* Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note 3)
Notional Amount (000)		Termination Date	Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
			Payments made by the Fund	Payments received by the Fund
USD	6,600	01/15/2028	1.230%	CPI#	Maturity	$1,426,839	$541,977	$884,862
USD	4,990	01/15/2028	0.735%	CPI#	Maturity	1,276,997	—	1,276,997
USD	6,831	10/15/2029	2.451%	CPI#	Maturity	61,221	—	61,221
USD	3,750	10/15/2029	2.485%	CPI#	Maturity	27,460	—	27,460
USD	7,825	01/15/2030	1.572%	CPI#	Maturity	1,558,060	291,023	1,267,037
USD	7,825	01/15/2030	1.587%	CPI#	Maturity	1,546,255	288,639	1,257,616
USD	1,550	01/15/2030	1.714%	CPI#	Maturity	286,365	41,740	244,625
USD	1,550	01/15/2030	1.731%	CPI#	Maturity	283,682	41,315	242,367
USD	6,700	01/15/2031	2.782%	CPI#	Maturity	545,685	101,117	444,568
USD	6,210	01/15/2031	2.680%	CPI#	Maturity	573,708	104,817	468,891
USD	3,360	01/15/2031	2.989%	CPI#	Maturity	198,233	53,582	144,651

						$7,784,505	$1,464,210	$6,320,295

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
Notional Amount (000)		Termination Date	Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
			Payments made by the Fund	Payments received by the Fund
USD	4,150	08/15/2031	1 Day SOFR	4.027%	Annual	$79,460	$—	$79,460
USD	5,300	09/15/2031	1 Day SOFR	3.768%	Annual	27,979	—	27,979
USD	8,400	12/03/2031	1 Day SOFR	3.732%	Annual	31,372	—	31,372
USD	4,700	01/03/2033	1 Day SOFR	3.595%	Annual	(32,373)	—	(32,373)
USD	3,600	01/03/2033	1 Day SOFR	3.477%	Annual	(49,652)	—	(49,652)
USD	4,100	03/25/2033	1 Day SOFR	3.743%	Annual	7,598	—	7,598
USD	33,000	08/15/2033	3.407%	1 Day SOFR	Annual	794,125	—	794,125

						$858,509	$—	$858,509

2026 Semi-Annual Report	73

Schedule of Investments (continued)

INFLATION (CPI) SWAPS (see Note 3)
				Rate Type			Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
Barclays Bank PLC	USD	5,400	10/23/2029	2.388%	CPI	#	Maturity	$388,645	$—	$388,645
Barclays Bank PLC	USD	2,000	10/23/2029	2.388%	CPI	#	Maturity	143,943	—	143,943
Barclays Bank PLC	USD	6,400	12/04/2032	2.233%	CPI	#	Maturity	834,980	—	834,980
Barclays Bank PLC	USD	3,000	12/04/2032	2.233%	CPI	#	Maturity	391,397	—	391,397
JPMorgan Chase Bank NA	USD	23,000	12/27/2028	2.009%	CPI	#	Maturity	3,537,871	—	3,537,871
JPMorgan Chase Bank NA	USD	22,020	01/15/2030	3.493%	CPI	#	Maturity	354,697	—	354,697
JPMorgan Chase Bank NA	USD	2,800	01/15/2030	3.493%	CPI	#	Maturity	45,102	—	45,102
JPMorgan Chase Bank NA	USD	1,620	01/15/2032	3.325%	CPI	#	Maturity	15,930	—	15,930
Morgan Stanley Capital Services LLC	USD	6,800	07/20/2032	2.158%	CPI	#	Maturity	993,841	—	993,841

								$6,706,406	$—	$6,706,406

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note 3)
				Rate Type			Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
Citibank NA	USD	12,470	10/09/2029	1.125%	1 Week SIFMA	*	Quarterly	$625,724	$—	$625,724
Citibank NA	USD	6,655	10/09/2029	1.125%	1 Week SIFMA	*	Quarterly	333,937	—	333,937

								$959,661	$—	$959,661

* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS (see Note 3)
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation

Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	127	06/19/2026	$(1,463)

(a)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $30,271,282 or 6.9% of net assets.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2026.
(c)	IO—Interest Only.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Non-income producing security.
(f)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.04% of net assets as of March 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	$ 950,000	$190,000	0.04%

74	Sanford C. Bernstein Fund, Inc.

(g)	Fair valued by the Adviser.
(h)	Defaulted.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	Affiliated investments.

As of March 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.4% and 0.0%, respectively.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

AG—Assured Guaranty Inc.

CBT—Chicago Board of Trade

CDX-NAHY—North American High Yield Credit Default Swap Index

CME—Chicago Mercantile Exchange

COP—Certificate of Participation

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

ETS—Emission Trading Scheme

FHLMC—Federal Home Loan Mortgage Corporation

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

MUNIPSA—SIFMA Municipal Swap Index

NATL—National Interstate Corporation

OMXS—Stockholm Stock Exchange

OSE—Osaka Securities Exchange

REG—Registered Shares

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor’s Depository Receipt

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

UPMC—University of Pittsburgh Medical Center

XLCA—XL Capital Assurance Inc.

See notes to financial statements.

2026 Semi-Annual Report	75

Statement of Assets and Liabilities—March 31, 2026 (Unaudited)

	OVERLAY A PORTFOLIO	TAX-AWARE OVERLAY A PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers (a)	$233,044,804	$482,558,907

Affiliated issuers	171,035,721	311,876,971

Foreign currencies, at value (b)	2,384,633	4,124,418

Cash	2,415	0

Cash collateral due from broker	0	280,000

Unrealized appreciation of forward currency exchange contracts	2,082,079	4,363,457

Receivable for variation margin on futures	990,679	258,847

Unaffiliated interest and dividends	191,500	288,189

Receivable due from Adviser	184,351	347,895

Affiliated dividends	58,390	33,726

Investment securities sold	40,882	297,669

Capital shares sold	200	116,445

Unrealized appreciation of total return swaps	0	25,343

Other assets	329,534	646,935

Total assets	410,345,188	805,218,802

LIABILITIES

Payable for collateral on securities lending at value	325,718	0

Due to custodian	0	5,648

Cash collateral due to broker	9,760,000	19,344,279

Unrealized depreciation of forward currency exchange contracts	2,081,591	3,911,773

Capital shares redeemed	786,410	962,142

Management fee	299,770	590,845

Investment securities purchased and foreign currency transactions	28,759	71,809

Shareholder servicing fee	30,907	50,739

Transfer Agent fee	2,927	3,786

Accrued expenses and other liabilities	89,963	106,883

Total liabilities	13,406,045	25,047,904

NET ASSETS	$396,939,143	$780,170,898

Cost of investments

Unaffiliated issuers	$145,902,064	$248,196,522

Affiliated issuers	139,262,502	227,424,275

NET ASSETS CONSIST OF:

Capital stock, at par	$35,878	$63,366

Additional paid-in capital	215,942,735	340,814,579

Distributable earnings	180,960,530	439,292,953

	$396,939,143	$780,170,898

(a) Includes securities on loan with a value of $1,538,661 and $0, respectively. (Note 4)

(b) Cost: $2,387,625 and $4,124,828, respectively. (Note 1)

See Notes to Financial Statements.

76	Sanford C. Bernstein Fund, Inc.

	OVERLAY A PORTFOLIO	TAX-AWARE OVERLAY A PORTFOLIO

NET ASSET VALUE PER SHARE

Class 1 Shares

Net Assets	$350,459,707	$573,438,378

Shares of capital stock outstanding	31,673,852	46,585,266

Net asset value, offering and redemption price per share	$11.06	$12.31

Class 2 Shares

Net Assets	$46,479,436	$206,732,520

Shares of capital stock outstanding	4,204,252	16,781,074

Net asset value, offering and redemption price per share	$11.06	$12.32

See Notes to Financial Statements.

2026 Semi-Annual Report	77

Statement of Assets and Liabilities—March 31, 2026 (Unaudited) (continued)

	OVERLAY B PORTFOLIO	TAX-AWARE OVERLAY B PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers	$264,324,282	$392,889,434

Affiliated issuers	37,792,483	32,626,886

Foreign currencies, at value (a)	2,081,382	723,679

Cash	0	151,584

Cash collateral due from broker	1,722,769	10,666,416

Unaffiliated dividends and interest	1,421,824	3,779,014

Affiliated dividends	30,820	77,683

Investment securities sold and foreign currency transactions	7,097,649	70,000

Capital shares sold	974,898	94,009

Receivable for variation margin on futures	1,500,004	1,671,174

Terminated centrally cleared credit default swaps	55,223	0

Receivable due from Adviser	44,866	36,015

Unrealized appreciation of inflation swaps	0	6,706,406

Unrealized appreciation of interest rate swaps	0	959,661

Unrealized appreciation of total return swaps	5,632	0

Unrealized appreciation of forward currency exchange contracts	1,795,509	1,022,902

Other assets	3,890	3,716

Total assets	318,851,231	451,478,579

LIABILITIES

Due to custodian	25,994	0

Cash collateral due to broker	2,830,000	7,600,000

Reverse repurchase agreements	2,019,254	0

Investment securities purchased and foreign currency transactions	24,111,380	13

Unrealized depreciation of forward currency exchange contracts	748,006	1,046,990

Capital shares redeemed	70,845	520,662

Management fee	155,711	240,595

Payable for variation margin on centrally cleared swaps	38,243	134,451

Shareholder servicing fee	20,218	28,305

Foreign capital gains taxes	32,942	0

Transfer Agent fee	2,875	3,015

Unrealized depreciation of total return swaps	0	1,463

Accrued expenses and other liabilities	99,473	143,076

Total liabilities	30,154,941	9,718,570

NET ASSETS	$288,696,290	$441,760,009

Cost of investments

Unaffiliated issuers	$264,388,705	$356,507,942

Affiliated issuers	35,489,958	32,626,886

NET ASSETS CONSIST OF:

Capital stock, at par	$29,934	$40,175

Additional paid-in capital	422,534,091	423,251,175

Distributable earnings (accumulated loss)	(133,867,735)	18,468,659

	$288,696,290	$441,760,009

(a) Cost: $2,125,191 and $723,547, respectively. (Note 1)

See Notes to Financial Statements.

78	Sanford C. Bernstein Fund, Inc.

	OVERLAY B PORTFOLIO	TAX-AWARE OVERLAY B PORTFOLIO

NET ASSET VALUE PER SHARE

Class 1 Shares

Net Assets	$232,071,765	$321,022,834

Shares of capital stock outstanding	24,068,754	29,191,177

Net asset value, offering and redemption price per share	$9.64	$11.00

Class 2 Shares

Net Assets	$56,624,525	$120,737,175

Shares of capital stock outstanding	5,864,836	10,983,958

Net asset value, offering and redemption price per share	$9.65	$10.99

See Notes to Financial Statements.

2026 Semi-Annual Report	79

Statement of Operations—for the six months ended March 31, 2026 (Unaudited)

	OVERLAY A PORTFOLIO	TAX-AWARE OVERLAY A PORTFOLIO

INVESTMENT INCOME

Income:

Interest	$10,184	$16,803

Dividends

Unaffiliated issuers (net of foreign withholding taxes of $29,766 and $36,789, respectively)	1,623,028	2,826,763

Affiliated issuers	5,800,958	12,051,756

Securities lending income, net	2,513	0

Total income	7,436,683	14,895,322

Expenses:

Management fee (see Note 2A)	1,904,415	3,773,882

Shareholder servicing fee (see Note 2B)	373,383	619,532

Transfer Agent fee—Class 1	16,572	18,446

Transfer Agent fee—Class 2	2,211	6,530

Custody and accounting fees	55,518	60,994

Auditing and tax fees	55,224	49,293

Legal fees	24,963	26,632

Registration fees	20,303	20,042

Directors’ fees and expenses	10,489	12,482

Printing fees	9,935	8,684

Miscellaneous	18,133	21,677

Total expenses before interest expense/bank overdraft	2,491,146	4,618,194

Interest expense/bank overdraft	212,866	45,810

Total expenses	2,704,012	4,664,004

Less: expenses waived and reimbursed by the Adviser (see Note 2A, 2D and Note 4)	(1,206,191)	(2,246,550)

Net expenses	1,497,821	2,417,454

Net investment income	5,938,862	12,477,868

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions	31,827,506	75,554,560

Affiliated Underlying Portfolios	25,891,399	35,913,870

Forward currency exchange contracts	(409,112)	(729,202)

Futures	3,532,202	1,194,083

Swaps	4,143	(214,968)

Foreign currency transactions	(71,872)	(72,249)

Net realized gain distributions from Affiliated Underlying Portfolios	8,581,778	19,168,543

Net realized gain on investment and foreign currency transactions	69,356,044	130,814,637

Net change in unrealized appreciation (depreciation) of:

Investments	(39,553,971)	(90,740,120)

Affiliated Underlying Portfolios	(23,669,224)	(30,094,507)

Forward currency exchange contracts	(271,119)	(200,996)

Futures	(4,749,326)	(5,713,568)

Swaps	(35,655)	(44,661)

Foreign currency denominated assets and liabilities	(11,506)	12,312

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(68,290,801)	(126,781,540)

Net realized and unrealized gain on investment and foreign currency transactions	1,065,243	4,033,097

Contributions from affiliates (see Note 2D)	273	9,065

Net increase in net assets resulting from operations	$7,004,378	$16,520,030

See Notes to Financial Statements.

80	Sanford C. Bernstein Fund, Inc.

	OVERLAY B PORTFOLIO	TAX-AWARE OVERLAY B PORTFOLIO

INVESTMENT INCOME

Income:

Interest	$4,489,428	$6,107,146

Dividends

Unaffiliated issuers (net of foreign withholding taxes of $8,570 and $5,395, respectively)	584,008	1,065,263

Affiliated issuers	1,070,054	204,247

Total income	6,143,490	7,376,656

Expenses:

Management fee (see Note 2A)	973,696	1,514,431

Shareholder servicing fee (see Note 2B)	182,730	255,212

Transfer Agent fee—Class 1	15,950	15,318

Transfer Agent fee—Class 2	3,670	5,662

Custody and accounting fees	81,561	59,950

Auditing and tax fees	57,141	51,571

Legal fees	24,418	25,943

Registration fees	19,000	18,450

Directors’ fees and expenses	9,836	10,614

Printing fees	8,727	8,419

Miscellaneous	15,311	18,612

Total expenses before interest expense/bank overdraft	1,392,040	1,984,182

Interest expense/bank overdraft	44,515	23,268

Total expenses	1,436,555	2,007,450

Less: expenses waived and reimbursed by the Adviser (see Note 2A and 2D)	(295,607)	(224,824)

Net expenses	1,140,948	1,782,626

Net investment income	5,002,542	5,594,030

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions (a)	(753,109)	14,231,667

Affiliated Underlying Portfolios	385,531	0

Forward currency exchange contracts	214,542	(119,841)

Futures	1,116,545	1,561,062

Swaps	(353,497)	3,411,692

Foreign currency transactions	525,706	(1,448)

Net realized gain on investment and foreign currency transactions	1,135,718	19,083,132

Net change in unrealized appreciation (depreciation) of:

Investments (b)	(2,788,219)	(13,367,088)

Affiliated Underlying Portfolios	439,567	0

Forward currency exchange contracts	905,055	(150,498)

Futures	(2,422,343)	(1,698,160)

Swaps	608,337	(3,803,612)

Foreign currency denominated assets and liabilities	(15,315)	18

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(3,272,918)	(19,019,340)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2,137,200)	63,792

Net increase in net assets resulting from operations	$2,865,342	$5,657,822

(a) Net of foreign realized capital gains taxes of $15,477 and $0, respectively.

(b) Net of decrease in accrued foreign capital gains taxes on unrealized gains of $7,075 and $0, respectively.

See Notes to Financial Statements.

2026 Semi-Annual Report	81

Statement of Changes in Net Assets

	OVERLAY A PORTFOLIO		TAX-AWARE OVERLAY A PORTFOLIO

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$5,938,862	$4,742,896	$12,477,868	$8,887,638

Net realized gain on investment and foreign currency transactions	69,356,044	26,740,063	130,814,637	99,459,912

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(68,290,801)	13,179,741	(126,781,540)	(23,917,704)

Contributions from affiliates (see Note 2A)	273	0	9,065	21,662

Net increase in net assets resulting from operations	7,004,378	44,662,700	16,520,030	84,451,508

Distributions to shareholders (a)	(31,890,289)	(126,036,718)	(99,424,724)	(233,592,488)

Capital-share transactions

Net proceeds from sales of shares	6,967,135	16,427,536	13,277,540	28,312,530

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends and distributions	30,223,497	123,363,074	79,652,676	168,934,089

Total proceeds from shares sold	37,190,632	139,790,610	92,930,216	197,246,619

Cost of shares redeemed	(53,919,272)	(127,474,074)	(96,948,195)	(328,541,047)

Net increase (decrease) in net assets from capital-share transactions	(16,728,640)	12,316,536	(4,017,979)	(131,294,428)

Net decrease in net assets	(41,614,551)	(69,057,482)	(86,922,673)	(280,435,408)

NET ASSETS:

Beginning of period	438,553,694	507,611,176	867,093,571	1,147,528,979

End of period	$396,939,143	$438,553,694	$780,170,898	$867,093,571

(a) See page 84 for share class information on dividend distributions for the Overlay A and Tax-Aware Overlay A Portfolios.

See Notes to Financial Statements.

82	Sanford C. Bernstein Fund, Inc.

	OVERLAY B PORTFOLIO		TAX-AWARE OVERLAY B PORTFOLIO

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$5,002,542	$11,046,389	$5,594,030	$12,083,035

Net realized gain on investment and foreign currency transactions	1,135,718	10,406,944	19,083,132	25,917,464

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(3,272,918)	(3,616,832)	(19,019,340)	(14,539,938)

Contributions from affiliates (see Note 2A)	0	0	0	4,175

Net increase in net assets resulting from operations	2,865,342	17,836,501	5,657,822	23,464,736

Distributions to shareholders (a)	(10,988,507)	(17,681,772)	(27,829,055)	(27,601,903)

Capital-share transactions

Net proceeds from sales of shares	13,425,058	21,741,846	11,295,246	15,262,347

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends and distributions	8,369,074	13,264,931	20,264,331	18,687,805

Total proceeds from shares sold	21,794,132	35,006,777	31,559,577	33,950,152

Cost of shares redeemed	(33,103,135)	(113,490,582)	(49,299,406)	(188,507,419)

Net decrease in net assets from capital-share transactions	(11,309,003)	(78,483,805)	(17,739,829)	(154,557,267)

Net decrease in net assets	(19,432,168)	(78,329,076)	(39,911,062)	(158,694,434)

NET ASSETS:

Beginning of period	308,128,458	386,457,534	481,671,071	640,365,505

End of period	$288,696,290	$308,128,458	$441,760,009	$481,671,071

(a) See page 84 for share class information on dividend distributions for the Overlay B and Tax-Aware Overlay B Portfolios.

See Notes to Financial Statements.

2026 Semi-Annual Report	83

Statement of Changes in Net Assets (continued)

	OVERLAY A PORTFOLIO		TAX-AWARE OVERLAY A PORTFOLIO

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25

Distributions to shareholders:

Class 1	$(28,092,709)	$(109,623,974)	$(73,505,680)	$(174,132,064)

Class 2	(3,797,580)	(16,412,744)	(25,919,044)	(59,460,424)

	$(31,890,289)	$(126,036,718)	$(99,424,724)	$(233,592,488)

	OVERLAY B PORTFOLIO		TAX-AWARE OVERLAY B PORTFOLIO

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25

Distributions to shareholders:

Class 1	$(8,906,576)	$(13,159,652)	$(20,214,047)	$(20,026,690)

Class 2	(2,081,931)	(4,522,120)	(7,615,008)	(7,575,213)

	$(10,988,507)	$(17,681,772)	$(27,829,055)	$(27,601,903)

See Notes to Financial Statements.

84	Sanford C. Bernstein Fund, Inc.

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	OVERLAY A PORTFOLIO

	CLASS 1
	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$11.81		$14.70	$11.19	$11.30	$16.01	$12.81

Income from investment operations:

Net investment income (a)(b)	0.16		0.12	0.21	0.24	0.23	0.07

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0		0.93	3.37	(0.15)	(3.17)	3.25

Contributions from affiliates	.00	(g)	0	0	0	0	0

Total from investment operations	0.16		1.05	3.58	0.09	(2.94)	3.32

Less: dividends and distributions

Dividends from net investment income	(0.18)		(0.19)	(0.07)	(0.20)	(0.34)	(0.12)

Distributions from net realized gain on investment transactions	(0.73)		(3.75)	0	0	(1.43)	0

Total dividends and distributions	(0.91)		(3.94)	(0.07)	(0.20)	(1.77)	(0.12)

Net asset value, end of period	$11.06		$11.81	$14.70	$11.19	$11.30	$16.01

Total return (c)(d)	1.53%		11.34%	32.10%	0.74%	(21.17)%	26.16%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$350,460		$387,255	$441,211	$647,297	$1,121,710	$1,596,442

Average net assets (000 omitted)	$374,408		$386,403	$513,196	$932,709	$1,430,298	$1,606,920

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements (e)(f)	0.72%	^	0.99%	0.97%	0.90%	0.83%	0.80%

Expenses, before waivers/ reimbursements (e)(f)	1.30%	^	1.29%	1.29%	1.23%	1.16%	1.15%

Net investment income (b)	2.79%	^	1.05%	1.68%	2.08%	1.67%	0.47%

Portfolio turnover rate	32%		28%	21%	19%	24%	21%

See Footnote Summary on page 93-94.

See Notes to Financial Statements.

2026 Semi-Annual Report	85

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	OVERLAY A PORTFOLIO

	CLASS 2
	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$11.81		$14.72	$11.21	$11.32	$16.05	$12.84

Income from investment operations:

Investment income, net (a)(b)	0.17		0.14	0.27	0.26	0.25	0.10

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.01		0.92	3.34	(0.14)	(3.18)	3.26

Contributions from affiliates	.00	(g)	0	0	0	0	0

Total from investment operations	0.18		1.06	3.61	0.12	(2.93)	3.36

Less: dividends and distributions

Dividends from net investment income	(0.20)		(0.22)	(0.10)	(0.23)	(0.37)	(0.15)

Distributions from net realized gain on investment transactions	(0.73)		(3.75)	0	0	(1.43)	0

Total dividends and distributions	(0.93)		(3.97)	(0.10)	(0.23)	(1.80)	(0.15)

Net asset value, end of period	$11.06		$11.81	$14.72	$11.21	$11.32	$16.05

Total return (c)(d)	1.62%		11.48%	32.38%	0.97%	(21.02)%	26.34%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$46,479		$51,299	$66,400	$139,969	$228,680	$320,324

Average net assets (000 omitted)	$49,958		$55,724	$90,394	$195,550	$291,541	$323,834

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.62%	^	0.80%	0.77%	0.70%	0.63%	0.59%

Expenses, before waivers/reimbursements (e)(f)	1.10%	^	1.09%	1.09%	1.03%	0.96%	0.95%

Net investment income (b)	2.96%	^	1.27%	2.10%	2.26%	1.81%	0.69%

Portfolio turnover rate	32%		28%	21%	19%	24%	21%

See Footnote Summary on page 93-94.

See Notes to Financial Statements.

86	Sanford C. Bernstein Fund, Inc.

	TAX-AWARE OVERLAY A PORTFOLIO

	CLASS 1
	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$13.73		$15.75	$11.99	$12.15	$16.98	$13.65

Income from investment operations:

Investment income, net (a)(b)	0.19		0.12	0.25	0.27	0.23	0.08

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		1.22	3.56	(0.20)	(3.41)	3.39

Contributions from affiliates	.00	(g)	.00 (g)	0	0	0	0

Total from investment operations	0.22		1.34	3.81	0.07	(3.18)	3.47

Less: dividends and distributions

Dividends from net investment income	(0.11)		(0.16)	(0.05)	(0.23)	(0.23)	(0.14)

Distributions from net realized gain on investment transactions	(1.53)		(3.20)	0	0	(1.42)	0

Total dividends and distributions	(1.64)		(3.36)	(0.05)	(0.23)	(1.65)	(0.14)

Net asset value, end of period	$12.31		$13.73	$15.75	$11.99	$12.15	$16.98

Total return (c)(d)	1.85%		11.72%	31.88%	0.48%	(21.15)%	25.54%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$573,438		$640,438	$856,885	$1,136,154	$2,232,773	$3,144,804

Average net assets (000 omitted)	$621,234		$673,627	$924,175	$1,731,661	$2,880,460	$3,057,954

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements (e)(f)	0.60%	^	0.95%	0.95%	0.87%	0.81%	0.77%

Expenses, before waivers/ reimbursements (e)(f)	1.16%	^	1.25%	1.26%	1.23%	1.14%	1.12%

Net investment income (b)	2.93%	^	0.94%	1.83%	2.18%	1.53%	0.49%

Portfolio turnover rate	24%		24%	19%	17%	25%	20%

See Footnote Summary on page 93-94.

See Notes to Financial Statements.

2026 Semi-Annual Report	87

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	TAX-AWARE OVERLAY A PORTFOLIO

	CLASS 2
	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$13.76		$15.77	$12.02	$12.19	$17.03	$13.69

Income from investment operations:

Investment income, net (a)(b)	0.20		0.14	0.27	0.30	0.26	0.11

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		1.24	3.57	(0.21)	(3.42)	3.40

Contributions from affiliates	.00	(g)	.00 (g)	0	0	0	0

Total from investment operations	0.23		1.38	3.84	0.09	(3.16)	3.51

Less: dividends and distributions

Dividends from net investment income	(0.14)		(0.19)	(0.09)	(0.26)	(0.26)	(0.17)

Distributions from net realized gain on investment transactions	(1.53)		(3.20)	0	0	(1.42)	0

Total dividends and distributions	(1.67)		(3.39)	(0.09)	(0.26)	(1.68)	(0.17)

Net asset value, end of period	$12.32		$13.76	$15.77	$12.02	$12.19	$17.03

Total return (c)(d)	1.91%		12.05% (h)	32.07%	0.65%	(20.98)%	25.78%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$206,733		$226,656	$290,644	$331,485	$642,337	$942,706

Average net assets (000 omitted)	$219,711		$231,908	$292,476	$480,625	$854,251	$937,234

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.50%	^	0.76%	0.75%	0.68%	0.61%	0.57%

Expenses, before waivers/reimbursements (e)(f)	0.96%	^	1.06%	1.06%	1.03%	0.94%	0.92%

Net investment income (b)	3.09%	^	1.13%	1.95%	2.37%	1.73%	0.71%

Portfolio turnover rate	24%		24%	19%	17%	25%	20%

See Footnote Summary on page 93-94.

See Notes to Financial Statements.

88	Sanford C. Bernstein Fund, Inc.

	OVERLAY B PORTFOLIO

	CLASS 1
	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$9.92		$9.80	$8.49	$8.62	$11.92	$10.96

Income from investment operations:

Investment income, net (a)(b)	0.16		0.31	0.31	0.29	0.27	0.21

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)		0.28	1.21	(0.14)	(1.90)	1.05

Total from investment operations	0.08		0.59	1.52	0.15	(1.63)	1.26

Less: dividends and distributions

Dividends from net investment income	(0.36)		(0.47)	(0.21)	(0.28)	(0.40)	(0.25)

Distributions from net realized gain on investment transactions	0		0	0	0	(1.27)	(0.05)

Total dividends and distributions	(0.36)		(0.47)	(0.21)	(0.28)	(1.67)	(0.30)

Net asset value, end of period	$9.64		$9.92	$9.80	$8.49	$8.62	$11.92

Total return (c)(d)	0.86%		6.44% (h)	18.20%	1.67%	(16.10)%	11.61%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$232,071		$252,393	$293,900	$447,544	$750,137	$999,357

Average net assets (000 omitted)	$244,309		$259,424	$341,630	$621,598	$908,265	$1,021,208

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements (e)(f)	0.78%	^	0.87%	0.86%	0.86%	0.81%	0.83%

Expenses, before waivers/ reimbursements (e)(f)	0.99%	^	0.93%	0.97%	0.90%	0.85%	0.87%

Net investment income (b)	3.32%	^	3.31%	3.46%	3.27%	2.65%	1.78%

Portfolio turnover rate	75%		140%	160%	159%	115%	98%

See Footnote Summary on page 93-94.

See Notes to Financial Statements.

2026 Semi-Annual Report	89

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	OVERLAY B PORTFOLIO

	CLASS 2
	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$9.94		$9.83	$8.52	$8.65	$11.96	$11.00

Income from investment operations:

Investment income, net (a)(b)	0.17		0.32	0.32	0.30	0.28	0.23

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)		0.27	1.22	(0.13)	(1.90)	1.04

Total from investment operations	0.09		0.59	1.54	0.17	(1.62)	1.27

Less: dividends and distributions

Dividends from net investment income	(0.38)		(0.48)	(0.23)	(0.30)	(0.42)	(0.26)

Distributions from net realized gain on investment transactions	0		0	0	0	(1.27)	(0.05)

Total dividends and distributions	(0.38)		(0.48)	(0.23)	(0.30)	(1.69)	(0.31)

Net asset value, end of period	$9.65		$9.94	$9.83	$8.52	$8.65	$11.96

Total return (c)(d)	0.92%		6.51%	18.40%	1.86%	(15.98)% (h)	11.64%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$56,625		$55,735	$92,558	$115,072	$150,684	$195,068

Average net assets (000 omitted)	$56,113		$71,448	$93,742	$138,190	$181,909	$202,314

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.67%	^	0.74%	0.71%	0.71%	0.66%	0.68%

Expenses, before waivers/reimbursements (e)(f)	0.84%	^	0.79%	0.82%	0.75%	0.70%	0.72%

Net investment income (b)	3.43%	^	3.44%	3.58%	3.44%	2.80%	1.93%

Portfolio turnover rate	75%		140%	160%	159%	115%	98%

See Footnote Summary on page 93-94.

See Notes to Financial Statements.

90	Sanford C. Bernstein Fund, Inc.

	TAX-AWARE OVERLAY B PORTFOLIO

	CLASS 1
	SIX MONTHS ENDED 3/31/26 (UNAUDITED)		YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$11.56		$11.49	$10.07	$10.04	$12.36	$11.27

Income from investment operations:

Investment income, net (a)(b)	0.13		0.25	0.23	0.19	0.18	0.17

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0		0.34	1.41	0.07	(1.66)	1.19

Contributions from affiliates	0		.00 (g)	0	0	0	0

Total from investment operations	0.13		0.59	1.64	0.26	(1.48)	1.36

Less: dividends and distributions

Dividends from net investment income	(0.28)		(0.22)	(0.22)	(0.23)	(0.19)	(0.27)

Distributions from net realized gain on investment transactions	(0.41)		(0.30)	0	0	(0.65)	0

Total dividends and distributions	(0.69)		(0.52)	(0.22)	(0.23)	(0.84)	(0.27)

Net asset value, end of period	$11.00		$11.56	$11.49	$10.07	$10.04	$12.36

Total return (c)	1.16%		5.49%	16.54%	2.59%	(12.95)%	12.11%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$321,023		$352,501	$466,594	$479,517	$932,107	$1,194,517

Average net assets (000 omitted)	$341,217		$382,398	$458,098	$714,721	$1,111,920	$1,196,104

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements (e)(f)	0.79%	^	0.88%	0.89%	0.86%	0.83%	0.84%

Expenses, before waivers/ reimbursements (e)(f)	0.90%	^	0.89%	0.90%	0.86%	0.83%	0.84%

Net investment income (b)	2.37%	^	2.28%	2.14%	1.88%	1.63%	1.44%

Portfolio turnover rate	11%		13%	20%	7%	12%	19%

See Footnote Summary on page 93-94.

See Notes to Financial Statements.

2026 Semi-Annual Report	91

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	TAX-AWARE OVERLAY B PORTFOLIO

	CLASS 2
	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$11.57	$11.50	$10.09	$10.07	$12.39	$11.30

Income from investment operations:

Investment income, net (a)(b)	0.14	0.27	0.25	0.21	0.20	0.19

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.01)	0.34	1.42	0.06	(1.66)	1.19

Contributions from affiliates	0	.00 (g)	0	0	0	0

Total from investment operations	0.13	0.61	1.67	0.27	(1.46)	1.38

Less: dividends and distributions

Dividends from net investment income	(0.30)	(0.24)	(0.26)	(0.25)	(0.21)	(0.29)

Distributions from net realized gain on investment transactions	(0.41)	(0.30)	0	0	(0.65)	0

Total dividends and distributions	(0.71)	(0.54)	(0.26)	(0.25)	(0.86)	(0.29)

Net asset value, end of period	$10.99	$11.57	$11.50	$10.09	$10.07	$12.39

Total return (c)	1.16%	5.66%	16.77%	2.67%	(12.78)%	12.35%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$120,737	$129,170	$173,771	$193,571	$378,873	$523,749

Average net assets (000 omitted)	$126,042	$139,242	$169,853	$281,573	$478,848	$534,158

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.69% ^	0.74%	0.74%	0.71%	0.68%	0.69%

Expenses, before waivers/reimbursements (e)(f)	0.75% ^	0.75%	0.75%	0.71%	0.68%	0.69%

Net investment income (b)	2.48% ^	2.43%	2.27%	2.04%	1.78%	1.59%

Portfolio turnover rate	11%	13%	20%	7%	12%	19%

See Footnote Summary on page 93-94.

See Notes to Financial Statements.

92	Sanford C. Bernstein Fund, Inc.

(a)	Based on average shares outstanding.
(b)	Net of expenses waived/reimbursed by the Adviser.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(d)	Includes the impact of proceeds received and credited to the Portfolio resulting from the class action settlements, which enhanced the performance for the Overlay A Portfolio for the six months ended March 31, 2026 and for the year ended September 30, 2025 by .04% and .10%, the Tax-Aware Overlay A Portfolio for the six months ended March 31, 2026 and for the year ended September 30, 2025 by .03% and .11% and the Overlay B Portfolio for the year ended September 30, 2025 by .07%.
(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the period shown below, such waiver amounted to:

Acquired Fund Fees and Expenses:

	SIX MONTHS ENDED 3/31/2026	YEAR ENDED 9/30/2025	YEAR ENDED 9/30/2024	YEAR ENDED 9/30/2023	YEAR ENDED 9/30/2022	YEAR ENDED 9/30/2021
Overlay A Portfolio	.28%^	.30%	.33%	.35%	.34%	.36%
Tax-Aware Overlay A Portfolio	.30%^	.31%	.32%	.36%	.33%	.36%
Overlay B Portfolio	.05%^	.07%	.05%	.05%	.05%	.04%
Tax-Aware Overlay B Portfolio	.02%^	.03%	.02%	.02%	.03%	.03%

Waiver:

	SIX MONTHS ENDED 3/31/2026		YEAR ENDED 9/30/2025	YEAR ENDED 9/30/2024		YEAR ENDED 9/30/2023		YEAR ENDED 9/30/2022		YEAR ENDED 9/30/2021
Overlay A Portfolio	.27%	^	.30%	.32%		.34%		.33%		.35%
Tax-Aware Overlay A Portfolio	.29%	^	.30%	.31%		.36%		.32%		.35%
Overlay B Portfolio	.04%	^	.05%	.05%		.04%		.04%		.04%
Tax-Aware Overlay B Portfolio	.00%	(g)^	.01%	.00%	(g)	.00%	(g)	.00%	(g)	.00%	(g)

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21
Overlay A Portfolio
Class 1
Expenses, net of waivers/reimbursements	.62%^	.87%	.88%	.82%	.80%	.79%
Expenses, before waivers/reimbursements	1.20%^	1.17%	1.20%	1.16%	1.13%	1.14%
Class 2
Expenses, net of waivers/reimbursements	.51%^	.68%	.68%	.62%	.60%	.58%
Expenses, before waivers/reimbursements	1.00%^	.98%	1.00%	.96%	.93%	.94%
Tax-Aware Overlay A Portfolio
Class 1
Expenses, net of waivers/reimbursements	.59%^	.83%	.85%	.79%	.79%	.77%
Expenses, before waivers/reimbursements	1.15%^	1.13%	1.17%	1.14%	1.12%	1.11%
Class 2
Expenses, net of waivers/reimbursements	.49%^	.64%	.66%	.59%	.59%	.56%
Expenses, before waivers/reimbursements	.95%^	.94%	.97%	.94%	.92%	.91%
Overlay B Portfolio
Class 1
Expenses, net of waivers/reimbursements	.75%^	.83%	.86%	.86%	.81%	.83%
Expenses, before waivers/reimbursements	.96%^	.89%	.97%	.90%	.85%	.87%
Class 2
Expenses, net of waivers/reimbursements	.64%^	.69%	.71%	.71%	.66%	.68%
Expenses, before waivers/reimbursements	.81%^	.75%	.82%	.75%	.70%	.72%

See Notes to Financial Statements.

2026 Semi-Annual Report	93

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21
Tax-Aware Overlay B Portfolio
Class 1
Expenses, net of waivers/reimbursements	.78%^	.86%	.89%	.86%	.83%	.84%
Expenses, before waivers/reimbursements	.89%^	.87%	.90%	.86%	.83%	.84%
Class 2
Expenses, net of waivers/reimbursements	.68%^	.71%	.74%	.71%	.68%	.69%
Expenses, before waivers/reimbursements	.74%^	.72%	.75%	.71%	.68%	.69%

(g)	Amount is less than .005%.
(h)	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.
^	Annualized.

See Notes to Financial Statements.

94	Sanford C. Bernstein Fund, Inc.

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Sanford C. Bernstein Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end registered investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of 6 portfolios (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”) with the following share classes offered:

FIXED INCOME MUNICIPAL PORTFOLIO

Diversified Municipal	Municipal Class*, Class A, Class C, Advisor Class and Class Z

FIXED INCOME TAXABLE PORTFOLIO

AB Core Bond**	Core Bond Class* and Class Z

*	Bernstein Class
**	Formerly known as Intermediate Duration.

OVERLAY PORTFOLIOS

Overlay A	Class 1 and Class 2

Tax-Aware Overlay A	Class 1 and Class 2

Overlay B	Class 1 and Class 2

Tax-Aware Overlay B	Class 1 and Class 2

Each Portfolio has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes may bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

A.	Portfolio Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date. On days when a trade does not occur, these options are valued using models that consider the terms of the option and relevant market inputs; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as

2026 Semi-Annual Report	95

Notes to Financial Statements (continued)

short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment

96	Sanford C. Bernstein Fund, Inc.

is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are: the value of collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

2026 Semi-Annual Report	97

Notes to Financial Statements (continued)

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2026:

OVERLAY A PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Common Stocks:

Information Technology	$57,377,470	$4,261,386	$17,549	$61,656,405

Financials	28,370,954	2,238,287	0	30,609,241

Health Care	23,590,900	4,468,740	0	28,059,640

Industrials	24,335,868	2,563,059	0	26,898,927

Communication Services	23,908,690	2,520,007	0	26,428,697

Consumer Discretionary	15,122,738	1,388,595	0	16,511,333

Consumer Staples	11,982,811	1,521,435	0	13,504,246

Energy	5,954,583	427,572	0	6,382,155

Materials	5,187,878	946,384	0	6,134,262

Utilities	5,210,003	653,991	0	5,863,994

Real Estate	2,874,409	12,889	0	2,887,298

Investment Companies	97,967,019	0	0	97,967,019

Purchased Options—Puts	0	8,108,606	0	8,108,606

Short-Term Investments	72,742,984	0	0	72,742,984

Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	325,718	0	0	325,718

Total Investments in Securities	374,952,025	29,110,951	17,549	404,080,525

Other Financial Instruments (a):

Assets:

Futures	587,008	0	0	587,008	(b)

Forward Currency Exchange Contracts	0	2,082,079	0	2,082,079

Liabilities:

Futures	(2,954,782)	0	0	(2,954,782	)(b)

Forward Currency Exchange Contracts	0	(2,081,591)	0	(2,081,591)

Total	$372,584,251	$29,111,439	$17,549	$401,713,239

98	Sanford C. Bernstein Fund, Inc.

TAX-AWARE OVERLAY A PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Common Stocks:

Information Technology	$125,006,100	$4,293,503	$52,857	$129,352,460

Financials	65,549,175	2,254,385	0	67,803,560

Industrials	53,109,224	2,582,435	0	55,691,659

Communication Services	51,648,512	2,538,522	0	54,187,034

Health Care	46,236,657	4,503,111	0	50,739,768

Consumer Discretionary	36,762,149	1,399,837	0	38,161,986

Consumer Staples	24,668,662	1,531,787	0	26,200,449

Energy	13,989,783	430,625	0	14,420,408

Materials	11,980,881	953,362	0	12,934,243

Utilities	10,129,844	657,478	0	10,787,322

Real Estate	6,257,984	12,982	0	6,270,966

Investment Companies	278,032,174	0	0	278,032,174

Purchased Options—Puts	0	16,009,052	0	16,009,052

Short-Term Investments	33,844,797	0	0	33,844,797

Total Investments in Securities	757,215,942	37,167,079	52,857	794,435,878

Other Financial Instruments (a):

Assets:

Futures	625,061	0	0	625,061	(b)

Forward Currency Exchange Contracts	0	4,363,457	0	4,363,457

Total Return Swaps	0	25,343	0	25,343

Liabilities:

Futures	(3,654,914)	0	0	(3,654,914	)(b)

Forward Currency Exchange Contracts	0	(3,911,773)	0	(3,911,773)

Total	$754,186,089	$37,644,106	$52,857	$791,883,052

2026 Semi-Annual Report	99

Notes to Financial Statements (continued)

OVERLAY B PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Governments—Treasuries	$0	$54,836,039	$0	$54,836,039

Inflation-Linked Securities	0	44,509,091	0	44,509,091

Corporates—Investment Grade	0	43,197,549	0	43,197,549

Investment Companies	34,880,567	0	0	34,880,567

Mortgage Pass-Throughs	0	23,826,343	0	23,826,343

Common Stocks	16,713,583	5,558,090	15,000	22,286,673

Asset-Backed Securities	0	11,553,765	15,884	11,569,649

Collateralized Mortgage Obligations	0	11,210,170	0	11,210,170

Commercial Mortgage-Backed Securities	0	5,254,609	0	5,254,609

Corporates—Non-Investment Grade	0	3,110,825	0	3,110,825

Collateralized Loan Obligations	0	2,390,529	0	2,390,529

Purchased Options—Puts	0	2,193,684	0	2,193,684

Covered Bonds	0	1,996,847	0	1,996,847

Governments—Sovereign Agencies	0	1,670,960	0	1,670,960

Local Governments—US Municipal Bonds	0	1,629,914	0	1,629,914

Governments—Sovereign Bonds	0	1,588,310	0	1,588,310

Emerging Markets—Treasuries	0	1,228,320	0	1,228,320

Agencies	0	1,138,755	0	1,138,755

Emerging Markets—Corporate Bonds	0	941,895	0	941,895

Supranationals	0	589,460	0	589,460

Quasi-Sovereigns	0	425,441	0	425,441

Emerging Markets—Sovereigns	0	366,412	0	366,412

Local Governments—Canadian Municipal Bonds	0	51,564	0	51,564
Short-Term Investments:

Investment Companies	28,125,642	0	0	28,125,642

U.S. Treasury Bills	0	3,097,517	0	3,097,517

Total Investments in Securities	79,719,792	222,366,089	30,884	302,116,765

Other Financial Instruments (a):

Assets:

Futures	538,054	0	0	538,054	(b)

Forward Currency Exchange Contracts	0	1,795,509	0	1,795,509

Centrally Cleared Credit Default Swaps	0	163,858	0	163,858	(b)

Centrally Cleared Inflation (CPI) Swaps	0	430,281	0	430,281	(b)

Centrally Cleared Interest Rate Swaps	0	3,478,632	0	3,478,632	(b)

Total Return Swaps	0	5,632	0	5,632

Liabilities:

Futures	(1,750,153)	0	0	(1,750,153	)(b)

Forward Currency Exchange Contracts	0	(748,006)	0	(748,006)

Centrally Cleared Credit Default Swaps	0	(231,460)	0	(231,460	)(b)

Centrally Cleared Interest Rate Swaps	0	(50,745)	0	(50,745	)(b)

Total	$78,507,693	$227,209,790	$30,884	$305,748,367

100	Sanford C. Bernstein Fund, Inc.

TAX-AWARE OVERLAY B PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Long-Term Municipal Bonds	$0	$274,655,738	$190,000	$274,845,738

Short-Term Municipal Notes	0	15,685,232	0	15,685,232

Investment Companies	76,616,656	0	0	76,616,656

Common Stocks	13,138,053	4,372,320	0	17,510,373

Purchased Options- Puts	0	3,374,105	0	3,374,105

Corporates—Investment Grade	0	2,951,122	0	2,951,122

Corporates—Non-Investment Grade	0	1,322,665	0	1,322,665

Asset-Backed Securities	0	359,933	0	359,933

Preferred Stocks	0	0	223,610	223,610

Short-Term Investments	32,626,886	0	0	32,626,886

Total Investments in Securities	122,381,595	302,721,115	413,610	425,516,320

Other Financial Instruments (a):

Assets:

Futures	106,382	0	0	106,382	(b)

Forward Currency Exchange Contracts	0	1,022,902	0	1,022,902

Centrally Cleared Inflation (CPI) Swaps	0	7,784,505	0	7,784,505	(b)

Centrally Cleared Interest Rate Swaps	0	940,534	0	940,534	(b)

Inflation (CPI) Swaps	0	6,706,406	0	6,706,406

Interest Rate Swaps	0	959,661	0	959,661

Liabilities:

Futures	(777,476)	0	0	(777,476	)(b)

Forward Currency Exchange Contracts	0	(1,046,990)	0	(1,046,990)

Centrally Cleared Credit Default Swaps	0	(671,920)	0	(671,920	)(b)

Centrally Cleared Interest Rate Swaps	0	(82,025)	0	(82,025	)(b)

Total Return Swaps	0	(1,463)	0	(1,463)

Total	$121,710,501	$318,332,725	$413,610	$440,456,836

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

C.	Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and

2026 Semi-Annual Report	101

Notes to Financial Statements (continued)

losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Portfolios do isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code.

The Portfolios may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on, management’s understanding of applicable local tax law.

In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2008 through 2022. These filing are subject to various administrative and judicial proceedings within these countries. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. As of September 30, 2025, the Portfolios did not have any unrecognized tax benefits.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

F.	Securities Transactions on a When-Issued or Delayed-Delivery Basis

Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security’s value in determining the Portfolio’s net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security’s value in determining the Portfolio’s net asset value.

G.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio

102	Sanford C. Bernstein Fund, Inc.

or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

H.	Distribution of Income and Gains

Dividends from net investment income, if any, will be paid to shareholders at least once a year.

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, “excess distributions” are reflected in the accompanying statement of assets and liabilities. To the extent distributions exceed income and gains for tax purposes, such distributions would be shown as “return of capital” on the statement of changes in net assets. Certain other differences—permanent differences—arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

I.	Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

J.	Segment Information

Each Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolios’ President is the CODM. The CODM monitors the operating results of the Portfolios as a whole and the pre-determined Portfolios’ long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolios’ comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee at an annual rate of 0.90% of the first $2.5 billion, 0.875% of the next $2.5 billion and 0.85% in excess of $5 billion for Overlay A and Tax-Aware Overlay A; 0.65% for Overlay B and Tax-Aware Overlay B, of the average daily net assets of each Portfolio.

2026 Semi-Annual Report	103

Notes to Financial Statements (continued)

The Adviser has agreed to waive its fees and bear certain expenses, exclusive of acquired fund fees and other than the advisory fees of any registered funds advised by the Adviser in which a Portfolio may invest, interest expense, taxes, extraordinary expenses, brokerage commission, and other transaction costs, to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis as follows:

PORTFOLIO	CLASS 1	CLASS 2

Overlay A	1.20%	1.00%

Tax-Aware Overlay A	1.20%	1.00%

Overlay B	0.90%	0.75%

Tax-Aware Overlay B	0.90%	0.75%

This fee waiver and/or expense limitation agreement will remain in effect until January 31, 2027, and then may be extended by the Adviser for additional one year terms. For the six months ended March 31, 2026, there were no such reimbursements/waivers.

Effective November 14, 2025, the Adviser put in place a voluntary expense limitation to prevent total operating expenses from exceeding 0.84% of average daily net assets for Class 1 of the Overlay A and Tax-Aware Overlay A Portfolios, and 0.77% of average daily net assets for Class 1 of the Overlay B and Tax-Aware Overlay B Portfolios respectively. For the six months ended March 31, 2026, such reimbursements/waivers for the Overlay A Portfolio, Tax-Aware Overlay A Portfolio, Overlay B Portfolio and Tax-Aware Overlay B Portfolio amounted to $447,503, $731,714, $180,881 and $137,335, respectively.

B.	Shareholder Servicing Fee

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio to the Adviser for services is 0.20 of 1%, annualized, of the average daily net assets of Class 1 Shares of Overlay A and Tax-Aware Overlay A Portfolios during the month, and 0.15 of 1%, annualized, of the average daily net assets of Class 1 Shares of Overlay B and Tax-Aware Overlay B Portfolios during the month.

Effective September 2, 2025, the Adviser put in place a voluntary waiver of the Shareholder Servicing fees paid by each Overlay Portfolio to the Adviser lowering the effective fee to 0.105 of 1%, annualized, of the average daily net assets of Class 1 Shares during the month. For the six months ended, March 31, 2026, such waivers amounted for the Overlay A Portfolio, Tax-Aware Overlay A Portfolio, Overlay B Portfolio and Tax-Aware Overlay B Portfolio amounted to $177,357, $294,278, $54,819 and $76,564, respectively.

C.	Distribution Arrangements

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

D.	Investments in Affiliated Issuers

The Portfolios may invest in other investment companies advised by the Adviser, including AB Government Money Market Portfolio and AB All-Market Real Return Portfolio—Class Z (“AMRR”) which have contractual annual advisory fee rates of 0.20% and 0.75%, respectively, of the portfolios’ average daily net assets and bear their own expenses. The

104	Sanford C. Bernstein Fund, Inc.

Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in affiliated registered investment companies, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to the Portfolios’ pro rata share of the effective advisory fee of the underlying affiliated registered investment company, as borne indirectly by the Portfolios as an acquired fund fee and expense.

For the six months ended March 31, 2026, such waivers amounted to:

AB GOVERNMENT MONEY MARKET PORTFOLIO	AMOUNT

Overlay A	$10,904

Tax-Aware Overlay A	7,281

Overlay B	16,528

Tax-Aware Overlay B	10,925

AMRR	AMOUNT

Overlay A	$120,678

Tax-Aware Overlay A	227,016

Overlay B	43,379

Overlay A Portfolio and Tax-Aware Overlay A Portfolio currently invest in Bernstein Fund, Inc.—International Small Cap Portfolio—Class Z, Bernstein Fund, Inc.—International Strategic Equities Portfolio—Class Z, Bernstein Fund Inc.—Small Cap Core Portfolio—Class Z and AB Active ETFs, Inc.—AB Emerging Markets Opportunities ETF, respectively. With respect to the Overlay A Portfolio and Tax-Aware Overlay A Portfolio, the Adviser has contractually agreed to waive its management fees and/or bear Portfolio expenses through January 31, 2027, in an amount equal to the Portfolios’ proportionate share of all advisory fees and other expenses of the aforementioned funds that are indirectly borne by the Portfolios. For the six months ended March 31, 2026, such waivers amounted to:

PORTFOLIO	AB ACTIVE ETFS, INC. - AB EMERGING MARKETS OPPORTUNITIES ETF	BERNSTEIN FUND, INC. - INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO CLASS Z	BERNSTEIN FUND, INC. - INTERNATIONAL SMALL CAP PORTFOLIO CLASS Z	BERNSTEIN FUND, INC. - SMALL CAP CORE PORTFOLIO CLASS Z

Overlay A	$27,812	$278,784	$88,567	$54,272

Tax-Aware Overlay A	$57,297	$637,596	$228,962	$62,406

2026 Semi-Annual Report	105

Notes to Financial Statements (continued)

The Portfolios may invest in other investment companies managed by the Adviser. A summary of the Portfolios’ transactions in such holdings for the six months ended March 31, 2026 is as follows:

SANFORD C. BERNSTEIN FUND, INC.—OVERLAY A PORTFOLIO
							DISTRIBUTIONS
FUND	MARKET VALUE 9/30/25 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	REALIZED GAIN (LOSS) (000)	CHANGE IN UNREALIZED APPR./(DEPR.) (000)	MARKET VALUE 3/31/26 (000)	DIVIDEND INCOME (000)	REALIZED GAINS (000)

AB Government Money Market Portfolio	$26,939	$109,745	$63,941	$0	$0	$72,743	$208	$0

AB Bond Fund, Inc.: AB All Market Real Return Portfolio	31,106	2,124	8,515	865	1,035	26,615	2,123	0

Bernstein Fund, Inc.: International Small Cap Portfolio	15,609	2,150	5,058	969	(1,957)	11,713	861	1,289

Bernstein Fund, Inc.—International Strategic Equities Portfolio	92,081	8,019	55,151	20,485	(18,494)	46,940	2,370	5,648

Bernstein Fund, Inc.—Small Cap Core Portfolio	12,404	1,215	6,244	270	(1,292)	6,353	67	1,148

Sanford C. Bernstein Fund, Inc.—AB Emerging Markets Portfolio	7,965	669	9,061	3,321	(2,894)	0	172	497

AB Active ETFs, Inc—AB Emerging Markets Opportunities ETF	0	9,060	2,628	(19)	(67)	6,346

AB Government Money Market Portfolio*	166	7,242	7,082	0	0	326	1	0

Total				$25,891	$(23,669)	$171,036	$5,802	$8,582

*	Investments of cash collateral for securities lending transactions (see Note 4).

106	Sanford C. Bernstein Fund, Inc.

SANFORD C. BERNSTEIN FUND, INC.—TAX-AWARE OVERLAY A PORTFOLIO
							DISTRIBUTIONS
FUND	MARKET VALUE 9/30/25 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	REALIZED GAIN (LOSS) (000)	CHANGE IN UNREALIZED APPR (DEPR) (000)	MARKET VALUE 3/31/26 (000)	DIVIDEND INCOME (000)	REALIZED GAINS (000)

AB Government Money Market Portfolio	$406	$138,463	$105,024	$0	$0	$33,845	$131	$0

AB Bond Fund, Inc.: AB All Market Real Return Portfolio	55,941	3,574	3,640	597	3,779	60,251	3,575	0

Bernstein Fund, Inc.: International Small Cap Portfolio	40,397	5,564	14,313	4,408	(6,962)	29,094	2,229	3,335

Bernstein Fund, Inc.—International Strategic Equities Portfolio	191,709	19,242	56,203	23,757	(19,379)	159,126	5,688	13,554

Bernstein Fund, Inc.—Small Cap Core Portfolio	14,866	1,330	1,309	353	(1,427)	13,813	74	1,256

Sanford C. Bernstein Fund, Inc.—AB Emerging Markets Portfolio	16,409	1,378	18,666	6,819	(5,940)	0	355	1,024

AB Active ETFs, Inc—AB Emerging Markets Opportunities ETF	0	18,667	2,733	(20)	(166)	15,748	0	0

Total				$35,914	$(30,095)	$311,877	$12,052	$19,169

SANFORD C. BERNSTEIN FUND, INC.—OVERLAY B PORTFOLIO
							DISTRIBUTIONS
FUND	MARKET VALUE 9/30/25 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	REALIZED GAIN (LOSS) (000)	CHANGE IN UNREALIZED APPR./(DEPR.) (000)	MARKET VALUE 3/31/26 (000)	DIVIDEND INCOME (000)	REALIZED GAINS (000)

AB Government Money Market Portfolio	$34,062	$70,249	$76,186	$0	$0	$28,125	$319	$0

AB Bond Fund, Inc.: AB All Market Real Return Portfolio	11,004	751	2,914	386	440	9,667	751	0

Total				$386	$440	$37,792	$1,070	$0

SANFORD C. BERNSTEIN FUND, INC.—TAX-AWARE OVERLAY B PORTFOLIO
PORTFOLIO	MARKET VALUE 9/30/25 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 3/31/26 (000)	DIVIDEND INCOME (000)
AB Government Money Market Portfolio	$18,702	$90,190	$76,265	$32,627	$204

2026 Semi-Annual Report	107

Notes to Financial Statements (continued)

During the six months ended March 31, 2026, the Adviser reimbursed the Overlay A and the Tax-Aware Overlay A Portfolios $273 and $9,065, respectively, for trading losses incurred due to NAV errors and During the year ended September 30, 2025, the Adviser reimbursed the Tax-Aware Overlay A and the Tax-Aware Overlay B Portfolios $21,662 and $4,175, respectively, for trading losses incurred due to trade entry errors.

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the six months ended March 31, 2026, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES

Overlay A	$129,591,608	$0	$216,829,130	$0

Tax-Aware Overlay A	198,573,653	0	319,316,181	0

Overlay B	74,127,816	147,292,710	68,649,850	169,009,716

Tax-Aware Overlay B	44,883,173	1,049,793	109,935,166	61,547

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	GROSS UNREALIZED		NET UNREALIZED APPRECIATION
PORTFOLIO	APPRECIATION	(DEPRECIATION)

Overlay A	$128,299,925	$(11,751,252)	$116,548,673

Tax-Aware Overlay A	332,523,471	(16,261,216)	316,262,255

Overlay B	15,553,501	(12,197,345)	3,356,156

Tax-Aware Overlay B	65,550,460	(15,164,376)	50,386,084

B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolios bear the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolio agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded

108	Sanford C. Bernstein Fund, Inc.

futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolios to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolios to unlimited risk of loss. Each Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Portfolios’ credit risk is subject to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2026, the Portfolios held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

Each Portfolio may enter into forward currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward currency exchange contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward currency exchange contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

Under certain circumstances, the Portfolios may commit a substantial portion or the entire value of the Portfolios to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to forward currency exchange contracts would have on the investment program of the Portfolios and the flexibility of the Portfolios to purchase additional securities.

During the six months ended March 31, 2026, the Portfolios held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, each Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, certain Portfolios may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolios pay a premium whether or not the option is exercised. Additionally, the Portfolios bear the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Portfolios were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolios. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

2026 Semi-Annual Report	109

Notes to Financial Statements (continued)

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Portfolios’ maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolios on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolios have realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolios. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of a written option by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

During the six months ended March 31, 2026, the Portfolios held purchased options for hedging and non-hedging purposes.

•	Swaps

Each Portfolio may enter into swaps to hedge their exposure to interest rates, credit risk, or currencies. Certain Portfolios may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolios, and/or the termination value at the end of the contract. Therefore, the Portfolios consider the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolios accrue for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, the Portfolios deposit with the broker or segregates at is custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses.

110	Sanford C. Bernstein Fund, Inc.

Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional amount.

In addition, a Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2026, the Overlay B and Tax-Aware Overlay B Portfolios held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended March 31, 2026, the Overlay B Portfolio and Tax-Aware Overlay B Portfolios held inflation (CPI) swaps for hedging and non-hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps, including to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults by corporate and sovereign issuers held by the Portfolios, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. The Portfolios may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolios receive/(pay) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If a Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolios will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolios for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If a Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If a Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

2026 Semi-Annual Report	111

Notes to Financial Statements (continued)

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the schedule of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended March 31, 2026, the Portfolios held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

Each Portfolio may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. A Portfolio is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

During the six months ended March 31, 2026, the Portfolios held total return swaps for hedging and non-hedging purposes.

A Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of a Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

A Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of a Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, a Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended March 31, 2026, the Portfolios had entered into the following derivatives:

OVERLAY A PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on futures	$581,400	*	Payable for variation margin on futures	$2,246,918	*

Equity contracts	Receivable for variation margin on futures	5,608	*	Payable for variation margin on futures	707,864	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	2,082,079		Unrealized depreciation on forward currency exchange contracts	2,081,591

Equity contracts	Investments in securities, at value	8,108,606

Total		$10,777,693			$5,036,373

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

112	Sanford C. Bernstein Fund, Inc.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$1,991,255	$(3,060,854)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	1,540,947	(1,688,472)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(409,112)	(271,119)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(4,026,011)	3,340,325

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	9,513	(35,552)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(5,370)	(103)

Total		$(898,778)	$(1,715,775)

TAX-AWARE OVERLAY A PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts				Payable for variation margin on futures	$2,643,017	*

Equity contracts	Receivable for variation margin on futures	$625,061	*	Payable for variation margin on futures	1,011,897	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	4,363,457		Unrealized depreciation on forward currency exchange contracts	3,911,773

Equity contracts	Investments in securities, at value	16,009,052

Equity contracts	Unrealized appreciation on total return swaps	25,343

Total		$21,022,913			$7,566,687

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

2026 Semi-Annual Report	113

Notes to Financial Statements (continued)

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$1,731,179	$(3,750,933)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	(537,096)	(1,962,635)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(729,202)	(200,996)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(8,048,773)	6,594,441

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	22,889	(69,592)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(237,857)	24,931

Total		$(7,798,860)	$635,216

OVERLAY B PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on futures	$359,192	*	Payable for variation margin on futures	$867,269	*

Equity contracts	Receivable for variation margin on futures	178,862	*	Payable for variation margin on futures	882,884	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	16,688	*	Payable for variation margin on centrally cleared swaps	20,953	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	1,332,028	*	Payable for variation margin on centrally cleared swaps	50,745	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,795,509		Unrealized depreciation on forward currency exchange contracts	748,006

Equity contracts	Investments in securities, at value	2,193,684

Equity contracts	Unrealized appreciation on total return swaps	5,632

Total		$5,881,595			$2,569,857

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

114	Sanford C. Bernstein Fund, Inc.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$503,161	$(655,065)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	613,384	(1,767,278)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	214,542	905,055

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(1,084,948)	900,476

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(317,953)	603,559

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	11,330	(785)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(46,874)	5,563

Total		$(107,358)	$(8,475)

TAX-AWARE OVERLAY B PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on futures	$5,347	*

Equity contracts	Receivable for variation margin on futures	101,035	*	Payable for variation margin on futures	$777,476	*

Credit contracts				Payable for variation margin on centrally cleared swaps	143,634	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	7,260,829	*	Payable for variation margin on centrally cleared swaps	82,025	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,022,902		Unrealized depreciation on forward currency exchange contracts	1,046,990

Equity contracts	Investments in securities, at value	3,374,105

Interest rate contracts	Unrealized appreciation on inflation swaps	6,706,406

Interest rate contracts	Unrealized appreciation on interest rate swaps	959,661

Equity contracts				Unrealized depreciation on total return swaps	1,463

Total		$19,430,285			$2,051,588

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

2026 Semi-Annual Report	115

Notes to Financial Statements (continued)

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(9,001)	$(8,027)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	1,570,063	(1,690,133)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(119,841)	(150,498)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(1,700,790)	1,387,399

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	3,326,774	(3,663,961)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	207,608	(138,085)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(122,690)	(1,566)

Total		$3,152,123	$(4,264,871)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended March 31, 2026:

OVERLAY A PORTFOLIO
Futures:

Average notional amount of buy contracts	$209,128,597

Average notional amount of sale contracts	$72,255,749

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$68,372,743

Average principal amount of sale contracts	$89,369,304

Purchased Options:

Average notional amount	$383,221,811

Centrally Cleared Credit Default Swaps:

Average notional amount of sale contracts	$13,525,000	(a)

Total Return Swaps:

Average notional amount	$1,557,516	(b)

(a)	Positions were open for one months during the period.

(b)	Positions were open for five months during the period.

116	Sanford C. Bernstein Fund, Inc.

TAX-AWARE OVERLAY A PORTFOLIO
Futures:

Average notional amount of buy contracts	$339,939,062

Average notional amount of sale contracts	$81,061,339

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$129,735,650

Average principal amount of sale contracts	$186,047,721

Purchased Options:

Average notional amount	$759,407,359

Centrally Cleared Credit Default Swaps:

Average notional amount of sale contracts	$26,775,000	(a)

Total Return Swaps:

Average notional amount	$3,924,360

(a)	Positions were open for one months during the period.

OVERLAY B PORTFOLIO
Futures:

Average notional amount of buy contracts	$159,208,745

Average notional amount of sale contracts	$43,500,363

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$25,091,520

Average principal amount of sale contracts	$80,140,935

Purchased Options:

Average notional amount	$101,068,728

Centrally Cleared Interest Rate Swaps:

Average notional amount	$46,243,910

Centrally Cleared Inflation Swaps:

Average notional amount	$19,110,000

Centrally Cleared Credit Default Swaps:

Average notional amount of buy contracts	$12,521,697

Average notional amount of sale contracts	$6,194,681

Total Return Swaps:

Average notional amount	$635,878

2026 Semi-Annual Report	117

Notes to Financial Statements (continued)

TAX-AWARE OVERLAY B PORTFOLIO
Futures:

Average notional amount of buy contracts	$89,583,421

Average notional amount of sale contracts	$10,434,780

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$28,689,730

Average principal amount of sale contracts	$41,969,315

Purchased Options:

Average notional amount	$157,146,475

Interest Rate Swaps:

Average notional amount	$19,125,000

Inflation Swaps:

Average notional amount	$88,545,714

Centrally Cleared Interest Rate Swaps:

Average notional amount	$78,584,286

Centrally Cleared Inflation Swaps:

Average notional amount	$59,762,429

Centrally Cleared Credit Default Swaps:

Average notional amount of buy contracts	$13,064,114

Average notional amount of sale contracts	$5,595,000	(a)

Total Return Swaps:

Average notional amount	$791,799

(a)	Positions were open for one month during the period.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of March 31, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

OVERLAY A PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$337,391	$(329,907)	$0	$0	$7,484

Barclays Capital, Inc.	9,317	(9,317)	0	0	0

Citibank NA	316,821	(184,656)	0	0	132,165

Deutsche Bank AG	218,542	0	0	0	218,542

Goldman Sachs Bank USA	437,769	(252,354)	(185,415)	0	0

HSBC Bank USA	189,835	(189,835)	0	0	0

Morgan Stanley & Co., Inc.	519,296	(131,968)	0	0	387,328

State Street Bank & Trust Co.	53,108	(53,108)	0	0	0

UBS/UBS AG	8,108,606	(385,243)	(7,723,363)	0	0

Total	$10,190,685	$(1,536,388)	$(7,908,778)	$0	$745,519	^

118	Sanford C. Bernstein Fund, Inc.

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America NA	$329,907	$(329,907)	$0	$0	$0

Barclays Capital, Inc.	163,427	(9,317)	0	0	154,110

Citibank NA	184,656	(184,656)	0	0	0

Goldman Sachs Bank USA	252,354	(252,354)	0	0	0

HSBC Bank USA	432,086	(189,835)	0	0	242,251

JPMorgan Chase Bank	93,430	0	0	0	93,430

Morgan Stanley & Co., Inc.	131,968	(131,968)	0	0	0

State Street Bank & Trust Co.	108,520	(53,108)	0	0	55,412

UBS/UBS AG	385,243	(385,243)	0	0	0

Total	$2,081,591	$(1,536,388)	$0	$0	$545,203	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

TAX-AWARE OVERLAY A PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$655,252	$(649,428)	$0	$0	$5,824

Barclays Capital, Inc.	19,984	(19,984)	0	0	0

Citibank NA	711,760	(274,696)	0	0	437,064

Deutsche Bank AG	504,922	0	0	0	504,922

Goldman Sachs Bank USA	974,421	(469,002)	(505,419)	0	0

HSBC Bank USA	370,723	(370,723)	0	0	0

Morgan Stanley & Co., Inc./Morgan Stanley Capital Services LLC	1,095,634	(189,908)	0	0	905,726

State Street Bank & Trust Co.	12,844	(12,844)	0	0	0

UBS/UBS AG	16,052,312	(773,032)	(15,279,280)	0	0

Total	$20,397,852	$(2,759,617)	$(15,784,699)	$0	$1,853,536	^

2026 Semi-Annual Report	119

Notes to Financial Statements (continued)

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America NA	$649,428	$(649,428)	$0	$0	$0

Barclays Capital, Inc.	215,206	(19,984)	0	0	195,222

Citibank NA	274,696	(274,696)	0	0	0

Goldman Sachs Bank USA	469,002	(469,002)	0	0	0

HSBC Bank USA	844,284	(370,723)	0	0	473,561

JPMorgan Chase Bank	232,600	0	(232,600)	0	0

Morgan Stanley & Co., Inc./Morgan Stanley Capital Services LLC	189,908	(189,908)	0	0	0

State Street Bank & Trust Co.	263,617	(12,844)	0	0	250,773

UBS/UBS AG	773,032	(773,032)	0	0	0

Total	$3,911,773	$(2,759,617)	$(232,600)	$0	$919,556	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

OVERLAY B PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$167,323	$(86,794)	$0	$0	$80,529

Bank of New York (The)	5,862	0	0	0	5,862

Barclays Capital, Inc.	2,587	(2,587)	0	0	0

BNP Paribas SA	7,767	0	0	0	7,767

Citibank NA	732,410	(66,236)	0	0	666,174

Deutsche Bank AG	56,517	0	0	0	56,517

Goldman Sachs Bank USA	305,702	(86,742)	(218,960)	0	0

HSBC Bank USA	69,974	(69,974)	0	0	0

Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	230,587	(90,728)	0	0	139,859

Standard Chartered Bank	8,527	(279)	0	0	8,248

State Street Bank & Trust Co.	209,395	(115,392)	0	0	94,003

UBS/UBS AG	2,198,174	(102,613)	(2,095,561)	0	0

Total	$3,994,825	$(621,345)	$(2,314,521)	$0	$1,058,959	^

120	Sanford C. Bernstein Fund, Inc.

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America NA	$86,794	$(86,794)	$0	$0	$0

Barclays Capital, Inc.	17,799	(2,587)	0	0	15,212

Citibank NA	66,236	(66,236)	0	0	0

Goldman Sachs Bank USA	86,742	(86,742)	0	0	0

HSBC Bank USA	135,787	(69,974)	0	0	65,813

JPMorgan Chase Bank	42,095	0	0	0	42,095

Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	90,728	(90,728)	0	0	0

Societe Generale	3,541	0	0	0	3,541

Standard Chartered Bank	279	(279)	0	0	0

State Street Bank & Trust Co.	115,392	(115,392)	0	0	0

UBS/UBS AG	102,613	(102,613)	0	0	0

Total	$748,006	$(621,345)	$0	$0	$126,661	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

TAX-AWARE OVERLAY B PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$145,730	$(134,274)	$0	$0	$11,456

Barclays Bank PLC/Barclays Capital, Inc.	1,763,441	(52,370)	(1,711,071)	0	0

Citibank NA	1,052,804	(99,514)	(950,000)	0	3,290

Deutsche Bank AG	91,965	0	0	0	91,965

Goldman Sachs Bank USA	145,432	(94,839)	0	0	50,593

HSBC Bank USA	76,768	(76,768)	0	0	0

JPMorgan Chase Bank/JPMorgan Chase Bank NA	3,953,600	(206,454)	0	0	3,747,146

Morgan Stanley Capital Services LLC/Morgan Stanley & Co., Inc.	1,453,903	(92,109)	(860,000)	0	501,794

State Street Bank & Trust Co.	5,326	(5,326)	0	0	0

UBS/UBS AG	3,374,105	(158,332)	(3,215,773)	0	0

Total	$12,063,074	$(919,986)	$(6,736,844)	$0	$4,406,244	^

2026 Semi-Annual Report	121

Notes to Financial Statements (continued)

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America NA	$134,274	$(134,274)	$0	$0	$0

Barclays Bank PLC/Barclays Capital, Inc.	52,370	(52,370)	0	0	0

Brown Brothers Harriman & Co.	11,505	0	0	0	11,505

Citibank NA	99,514	(99,514)	0	0	0

Goldman Sachs Bank USA	94,839	(94,839)	0	0	0

HSBC Bank USA	176,611	(76,768)	0	0	99,843

JPMorgan Chase Bank/JPMorgan Chase Bank NA	206,454	(206,454)	0	0	0

Morgan Stanley Capital Services LLC/Morgan Stanley & Co., Inc.	92,109	(92,109)	0	0	0

State Street Bank & Trust Co.	20,982	(5,326)	0	0	15,656

UBS/UBS AG	158,332	(158,332)	0	0	0

Total	$1,046,990	$(919,986)	$0	$0	$127,004	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

C.	Currency Transactions

The Portfolios may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolios and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

D.	TBA

The Portfolios may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

E.	Reverse Repurchase Agreements

The Overlay B Portfolio may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a

122	Sanford C. Bernstein Fund, Inc.

segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Portfolio is permitted to offset payables and/or receivables with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Portfolio in the event of a default. In the event of a default by a MRA counterparty, the Portfolio may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the period ended September 30, 2025, the carrying value of the payable for the reverse repurchase agreements approximated its fair value. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as a Level 1 investment. For the period ended March 31, 2026, the average amount of reverse repurchase agreements outstanding was $1,961,438 and the daily weighted average interest rate was 4.44%. At March 31, 2026, the Portfolio had reverse repurchase agreements outstanding in the amount of $2,019,254 as reported on the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of March 31, 2026

OVERLAY B PORTFOLIO
COUNTERPARTY	RVP LIABILITIES SUBJECT TO A MRA	SECURITIES COLLATERAL PLEDGED†*	NET AMOUNT OF RVP LIABILITIES

HSBC Securities (USA), Inc.	$2,019,254	$(1,992,294)	$26,960

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

NOTE 4.	Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned.

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Notes to Financial Statements (continued)

A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Overlay A Portfolio transactions surrounding securities lending for the period ended March 31, 2026 is as follows:

MARKET VALUE OF SECURITIES ON LOAN*	CASH COLLATERAL*	MARKET VALUE OF NON-CASH COLLATERAL*	INCOME FROM BORROWERS	AB GOVERNMENT MONEY MARKET PORTFOLIO
				INCOME EARNED	ADVISORY FEE WAIVED

$1,538,661	$325,718	$1,243,987	$1,382	$1,131	$314

*	As of March 31, 2026

NOTE 5.	Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 were as follows:

PORTFOLIO	2025	2024
Overlay A

Distributions paid from:

Ordinary income	$6,147,730	$4,503,411

Long-term capital gains	119,888,988	—

Total distributions paid	$126,036,718	$4,503,411

Tax-Aware Overlay A

Distributions paid from:

Ordinary income	$11,739,977	$6,500,740

Long-term capital gains	221,852,511	—

Total distributions paid	$233,592,488	$6,500,740

Overlay B

Distributions paid from:

Ordinary income	$17,681,772	$13,001,230

Total distributions paid	$17,681,772	$13,001,230

Tax-Aware Overlay B

Distributions paid from:

Ordinary income	$18,754,213	$—

Total taxable distributions	18,754,213	—

Tax exempt distributions	8,847,690	13,230,943

Total distributions paid	$27,601,903	$13,230,943

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As of September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME(a)	UNDISTRIBUTED LONG-TERM GAINS	ACCUMULATED CAPITAL AND OTHER LOSSES(b)	UNREALIZED APPRECIATION (DEPRECIATION)(c)	TOTAL ACCUMULATED EARNINGS (DEFICIT)(d)
Overlay A	$774,343	$24,198,874	$(140,173)	$181,013,670	$205,846,714

Tax-Aware Overlay A	0	87,302,421	(4,423,529)	439,327,820	522,206,712

Overlay B	7,350,044	0	(137,692,506)	4,608,879	(125,733,583)

Tax-Aware Overlay B	22,324,757	768,217	(49,849,786)	67,396,704	40,639,892

(a)	Includes tax exempt income as shown below:

Tax-Aware Overlay B	$6,491,394

(b)

As of September 30, 2025 certain Portfolios had capital loss carryforwards for federal income tax purposes. As of September 30, 2025, Overlay B Portfolio, and Tax-Aware Overlay B Portfolio utilized capital loss carryforwards of $8,240,764 and $1,189,418 respectively. As of September 30, 2025, Overlay A Portfolio, Tax-Aware Overlay A Portfolio, Overlay B Portfolio, Tax-Aware Overlay B Portfolio deferred $140,173, $258,021, $601,853, and $49,849,786 in straddle losses, respectively. As of September 30, 2025, Tax-Aware Overlay A Portfolio had a qualified late-year loss deferral of $4,165,508.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps and passive foreign investment companies (PFICs), the realization for tax purposes of gains/losses on certain derivative instruments, the tax treatment of Puerto Rico bonds, and the tax treatment of callable bonds.

(d)	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Portfolios are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of September 30, 2025, the following Portfolios had net capital loss carryforwards as follows:

PORTFOLIO	SHORT-TERM AMOUNT	LONG-TERM AMOUNT

Overlay B	$52,836,194	$84,254,459

NOTE 6.	Risks Involved in Investing in the Portfolios

Market Risk—The Portfolios are subject to market risk, which is the risk that stock or bond prices in general or in particular countries or sectors may decline over short or extended periods. Stock or bond prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts; cybersecurity events; market disruptions caused by tariffs; trade disputes; measures to address budget deficits; downgrading of sovereign debt; sanctions or other government actions; and other factors.

The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs on various categories of goods imported from the other country, restrictions on investment and adverse impacts on affected companies and securities. For example, the current political climate between the United States and China has

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Notes to Financial Statements (continued)

intensified concerns about protectionist trade policies and a potential trade war between China and the United States. The United States has imposed tariffs and other trade barriers on Chinese exports and placed other restrictions on or barriers to investments in China. Trade disputes, particularly prolonged disputes, may adversely affect the economies of the United States and its trading partners, as well as the companies directly or indirectly affected by the dispute and financial markets generally, and thus may adversely affect the value of the Portfolios’ assets. The United States government has in the recent past acted to prohibit U.S. persons, such as the Portfolios, from owning, and required them to divest, certain Chinese companies designated as related to the Chinese military. There is no assurance that more such companies will not be so designated in the future, which could limit the Portfolios’ opportunities for investment and require the sale of securities at a loss or make them illiquid. Some countries and regions in which the Portfolios invests have strained international relations due to territorial disputes, historical animosities or other defense concerns. Incidents involving a country’s or region’s security may cause uncertainty in the markets and may adversely affect a Portfolios’ investments. For example, the Chinese government is involved in a territorial dispute with Taiwan as well as other territorial disputes; the risk of a forced unification with Taiwan by the Chinese government may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. If the political climate between the United States, China and other countries in Asia continues to deteriorate, economies and markets may be adversely affected.

Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union; potential trade imbalances with China or other countries; or sanctions or other government actions against Russia, other nations, or individuals or companies (or countermeasures taken in response to such sanctions), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict, including Russia’s military invasion of Ukraine, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. Following Russia’s recent invasion of Ukraine, the United States, the European Union and the regulatory bodies of certain other countries instituted numerous sanctions against certain Russian individuals and Russian entities. These sanctions, and other intergovernmental actions that may be undertaken against Russia in the future, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of Russian stocks. These sanctions could result in the immediate freeze of Russian securities, including securities in the form of American Depositary Receipts, impairing the ability of the Portfolio to buy, sell, receive or deliver those securities. Retaliatory action by the Russian government could involve the seizure of US and/or European residents’ assets and any such actions are likely to impair the value and liquidity of such assets. The continued disruption of the Russian economy has had severe adverse effects on the region and beyond, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. As a result, whether or not the Portfolios invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolios’ investments may be negatively affected.

Capital Gain Risk—As of the date of this Prospectus, a substantial portion of the Portfolio’s net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Portfolio realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Portfolio.

Management Risk—The Portfolios are subject to management risk because they are actively-managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. Some of these

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techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the value or performance of the Portfolios.

Allocation Risk—The allocation of investments among different global asset classes may have a significant effect on the Portfolios’ net asset value (“NAV”) when one of these asset classes is performing more poorly than others. The use of dynamic asset allocation strategies by the Adviser may result in less favorable performance than if such strategies had not been used. As direct investments, investments in other funds and derivative positions will be periodically rebalanced to reflect the Adviser’s view of market and economic conditions, there will be transaction costs which may be, over time, significant. In addition, there is a risk that asset allocation decisions may not achieve the desired results and, as a result, the Portfolios may incur significant losses.

Derivatives Risk—The Portfolios intend to use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. While hedging can guard against potential risks, there is also a risk that a derivative intended as a hedge may not perform as expected. In addition to other risks such as the credit risk of the counterparty (the party on the others side of the transaction), derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted as margin or collateral for derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios. Use of derivatives may have different tax consequences for the Portfolios than an investment in the underlying asset or index, and such differences may affect the amount, timing and character of income distributed to shareholders. The US government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Leverage Risk—Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Portfolios’ investments and make it more volatile. The use of leverage may cause the Portfolios to liquidate portfolio positions when it may not be advantageous to do so.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolios from purchasing or selling these securities at an advantageous price. In certain cases, governmental actions could prevent sales of securities or repatriation of proceeds. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Illiquid investments risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed-income securities generally go down. Illiquid securities may also be difficult to value. If the Portfolios are forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolios may be forced to sell at a substantial loss or may not be able to sell at all.

Redemption Risk—The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ NAV, or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

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Notes to Financial Statements (continued)

Mortgage-Related and Asset-Related Securities Risk—Mortgage- and asset-related securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-related securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. Assets-related securities entail certain risks not presented by mortgage-backed securities, including the risk that it may be difficult to perfect the liens securing any collateral backing certain asset-backed securities.

Prepayment and Extension Risk—Prepayment risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If this happens, particularly during a time of declining interest rates or credit spreads, the Portfolios will not benefit from the rise in market price that normally accompanies a decline in interest rates, and may not be able to invest the proceeds in securities providing as much income, resulting in a lower yield to the Portfolios. Conversely, extension risk is the risk that as interest rates rise or spreads widen, payments of securities may occur more slowly than anticipated by the market. If this happens, the values of these securities may go down because their interest rates are lower than current market rates and they remain outstanding longer than anticipated.

Subordination Risk—The Portfolios may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The value of municipal securities may also be adversely affected by health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. There have been some municipal issuers that have defaulted on obligations, been downgraded or commenced insolvency proceedings. To the extent the Portfolios invests in a particular state’s municipal securities, it may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, wildfires, flooding and earthquakes, which may be further exacerbated by recent environmental conditions and climate change patterns. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico persists or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Portfolios performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The issuer or guarantor may default, potentially causing a loss of the full principal amount of a security and

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accrued interest. The degree of risk for a particular security may be reflected in its credit rating, although credit ratings are opinions and not guarantees of quality. The credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations, making credit risk greater for medium-quality and lower-rated debt securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative credit risks. At times when credit risk is perceived to be greater, credit “spreads” (i.e., the difference between the yields on lower quality securities and the yields on higher quality securities) may get larger or “widen”. As a result, the values of the lower quality securities may go down more and they may become harder to sell.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of the fixed-income security. Fixed-income securities with longer durations have more interest rate risk and will decrease in price as interest-rates rise. Securities that have final maturities longer than their durations may be affected by increased credit spreads to a far greater degree than their durations would suggest, because they are exposed to credit risk until final maturity.

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolios invests and adversely affect the value of the Portfolios’ assets.

Emerging-Markets Securities Risk—The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and subject to increased potential for market manipulation, and there may be a greater amount of economic, political and social uncertainty. These risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster.

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolios investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Commodity Risk—The value of commodity-linked derivatives, exchange traded notes and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in climate conditions, drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Inflation-Protected Securities Risk—The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in an inflation index. Decreases in the inflation rate or in investors’ expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, there can be no assurance that the relevant inflation index will accurately measure the rate of inflation, in which case the securities may not work as intended. These securities may be more difficult to trade or dispose of than other types of securities.

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Notes to Financial Statements (continued)

Lower-rated Securities Risk—Lower-rated securities, or junk bonds/high-yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

Real Estate Related Securities Risk— Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. In addition, global climate change may have an adverse effect on property and security values. Investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including other AB Mutual Funds and ETFs, are subject to market and management risk. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Portfolios invest.

Active Trading Risk—The Portfolio expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Portfolio’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Portfolio shareholders.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular U.S. federal income, and if applicable, state income taxes. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities. If the Internal Revenue Service or a state authority determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular U.S. federal income tax and/or state personal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly, and a portion of the distributions to Portfolio shareholders could be recharacterized as taxable. The U.S. Congress has considered changes to U.S. federal tax law that would, if enacted, have a negative impact on certain types of municipal securities, such as private activity bonds, or would otherwise make investments in municipal bonds less attractive.

Cybersecurity Risk—As the use of the internet and other technologies has become more prevalent in the course of business, the Portfolios have become more susceptible to operational and financial risks associated with cybersecurity. Cybersecurity incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the Portfolios or their service providers or the issuers of securities in which the Portfolios invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there is no guarantee that those measures will be effective, particularly since the Portfolios do not control

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the cybersecurity defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio or shareholder assets, Portfolio or customer data (including private shareholder information), or proprietary information, or cause a Portfolio, the Adviser, and/or the Portfolios’ service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. A Portfolio and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Cybersecurity incidents may result in financial losses to such Portfolio and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE 7.	Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum of the Facility amount is allocated among the participating portfolios and, with respect to the mutual funds, is paid by the funds. The portion of the commitment fee allocated to the ETFs is paid by the Adviser pursuant to the ETFs’ unitary fee structure. The Portfolios did not utilize the Facility during the six months ended March 31, 2026.

NOTE 8.	Capital-Share Transactions

As of March 31, 2026, the Sanford C. Bernstein Fund, Inc., has authorized 17.5 billion shares of common stock, par value $0.001 per share, of which 2.5 billion shares are allocated to the Overlay Portfolios. Each Class 1 and Class 2 of the Overlay Portfolios with the exception of Class 1 of the Tax-Aware Overlay A Portfolio, is allocated 300 million shares, Class 1 of the Tax-Aware Overlay A Portfolio is allocated 400 million shares.

Share transactions for each Portfolio for the six months ended March 31, 2026 and the year ended September 30, 2025, were as follows:

	OVERLAY A PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25
Class 1 Shares

Shares sold	524,430	1,267,659	$6,062,465	$14,075,324

Shares issued on reinvestment of dividends and distributions	2,438,370	10,518,041	26,578,235	107,178,838

Shares redeemed	(4,080,869)	(9,001,116)	(47,462,932)	(104,827,454)

Net increase (decrease)	(1,118,069)	2,784,584	$(14,822,232)	$16,426,708

2026 Semi-Annual Report	131

Notes to Financial Statements (continued)

	OVERLAY A PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25
Class 2 Shares

Shares sold	77,713	216,756	$904,670	$2,352,212

Shares issued on reinvestment of dividends and distributions	334,735	1,589,807	3,645,262	16,184,236

Shares redeemed	(550,123)	(1,975,139)	(6,456,340)	(22,646,620)

Net decrease	(137,675)	(168,576)	$(1,906,408)	$(4,110,172)

	TAX-AWARE OVERLAY A PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25
Class 1 Shares

Shares sold	744,578	1,802,883	$9,467,076	$21,914,902

Shares issued on reinvestment of dividends and distributions	4,971,744	10,592,770	60,058,669	126,265,824

Shares redeemed	(5,771,718)	(20,174,555)	(75,251,486)	(252,846,732)

Net decrease	(55,396)	(7,778,902)	$(5,725,741)	$(104,666,006)

Class 2 Shares

Shares sold	302,960	531,675	$3,810,464	$6,397,628

Shares issued on reinvestment of dividends and distributions	1,620,679	3,576,552	19,594,007	42,668,265

Shares redeemed	(1,610,887)	(6,064,536)	(21,696,709)	(75,694,315)

Net increase (decrease)	312,752	(1,956,309)	$1,707,762	$(26,628,422)

132	Sanford C. Bernstein Fund, Inc.

	OVERLAY B PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25
Class 1 Shares

Shares sold	1,005,339	1,691,912	$9,866,838	$15,825,288

Shares issued on reinvestment of dividends and distributions	671,886	1,015,053	6,443,390	9,186,230

Shares redeemed	(3,050,819)	(7,244,203)	(30,105,951)	(67,948,475)

Net decrease	(1,373,594)	(4,537,238)	$(13,795,723)	$(42,936,957)

Class 2 Shares

Shares sold	361,271	635,700	$3,558,220	$5,916,558

Shares issued on reinvestment of dividends and distributions	200,592	450,188	1,925,684	4,078,701

Shares redeemed	(302,705)	(4,894,432)	(2,997,184)	(45,542,107)

Net increase (decrease)	259,158	(3,808,544)	$2,486,720	$(35,546,848)

	TAX-AWARE OVERLAY B PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25	SIX MONTHS ENDED 3/31/26 (UNAUDITED)	YEAR ENDED 9/30/25
Class 1 Shares

Shares sold	771,720	1,164,012	$8,612,835	$12,785,540

Shares issued on reinvestment of dividends and distributions	1,420,460	1,273,059	15,525,631	13,952,427

Shares redeemed	(3,490,774)	(12,552,748)	(39,517,371)	(137,982,739)

Net decrease	(1,298,594)	(10,115,677)	$(15,378,905)	$(111,244,772)

Class 2 Shares

Shares sold	239,914	228,847	$2,682,411	$2,476,807

Shares issued on reinvestment of dividends and distributions	433,947	432,317	4,738,700	4,735,378

Shares redeemed	(854,613)	(4,605,520)	(9,782,035)	(50,524,680)

Net decrease	(180,752)	(3,944,356)	$(2,360,924)	$(43,312,495)

NOTE 9.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

2026 Semi-Annual Report	133

Board Consideration of Investment Management Arrangement

Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of Sanford C. Bernstein Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on November 4-6, 2025 (the “Meeting”):

• Overlay A Portfolio	• Tax-Aware Overlay A Portfolio
• Overlay B Portfolio	• Tax-Aware Overlay B Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the underlying funds advised by the Adviser in which the Funds invest.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including

134	Sanford C. Bernstein Fund, Inc.

those relating to its subsidiaries that provide shareholder and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes. The directors noted that Overlay B Portfolio was not profitable to the Adviser in 2024. The directors concluded that the Adviser’s level of profitability from its relationship with Overlay B Portfolio in 2023 and with each other Fund in the periods reviewed was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the underlying funds advised by the Adviser in which the Funds invests, including, but not limited to, benefits relating to shareholder servicing fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits and that Overlay B Portfolio’s recent unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class 1 shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class 1 shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Funds’ underperformance in certain periods reviewed, the directors determined to continue to monitor each Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median.

The directors considered the schedule of fees charged by the Adviser for services to any sub-advised funds utilizing investment strategies similar to those of the Funds.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Class 1 shares of each Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The information provided included a pro forma expense ratio for each Fund’s latest fiscal year adjusted to reflect the Adviser’s proposal to waive a portion of the shareholder servicing fee charged to the Fund’s Class 1 shares to effectively reduce such fee from 0.20% to 0.105% in the case of Overlay A Portfolio and Tax-Aware Overlay A Portfolio and from 0.15% to 0.105% in the case of Overlay B Portfolio and Tax-Aware Overlay B Portfolio. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. The directors noted that the pro forma expense ratio for each Fund was above the medians. After reviewing and discussing the Adviser’s explanations for this, the directors requested that the Adviser implement voluntary expense limitation agreements capping

2026 Semi-Annual Report	135

Board Consideration of Investment Management Arrangement (continued)

total expenses at 0.84% for Overlay A Portfolio and Tax-Aware Overlay A Portfolio and 0.77% for Overlay B Portfolio and Tax-Aware Overlay B Portfolio, and the Adviser agreed to this, effective November 14, 2025.

Economies of Scale

The directors noted that the advisory fee schedule for each of Overlay A Portfolio and Tax-Aware Overlay A Portfolio contains breakpoints that reduce the fee rates on assets above specified levels. The directors also noted that the advisory fee schedule for each of Overlay B Portfolio and Tax-Aware Overlay B Portfolio does not contain breakpoints and that they had previously discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that in the case of each of Overlay A Portfolio and Tax-Aware Overlay A Portfolio, the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future. In the case of each of Overlay B Portfolio and Tax-Aware Overlay B Portfolio, the directors informed the Adviser they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

136	Sanford C. Bernstein Fund, Inc.

Distributor

SANFORD C. BERNSTEIN FUND, INC.

66 HUDSON BOULEVARD EAST, NEW YORK, NY 10001

(212) 756-4097

SCBII-1947-0326

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date:	May 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date:	May 27, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	May 27, 2026